UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-05511

Variable Insurance Products Fund II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2023

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products:

VIP Total Market Index Portfolio
VIP Extended Market Index Portfolio
VIP International Index Portfolio

Semi-Annual Report
June 30, 2023

Contents

VIP Total Market Index Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP Extended Market Index Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP International Index Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

VIP Total Market Index Portfolio
Investment Summary June 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	6.5
Microsoft Corp.	5.7
Amazon.com, Inc.	2.6
NVIDIA Corp.	2.4
Alphabet, Inc. Class A	1.6
Tesla, Inc.	1.6
Meta Platforms, Inc. Class A	1.5
Alphabet, Inc. Class C	1.4
Berkshire Hathaway, Inc. Class B	1.4
UnitedHealth Group, Inc.	1.0
25.7

Market Sectors (% of Fund's net assets)

Information Technology	26.2
Health Care	13.0
Financials	12.6
Consumer Discretionary	10.7
Industrials	9.7
Communication Services	7.6
Consumer Staples	6.0
Energy	4.1
Real Estate	2.8
Materials	2.7
Utilities	2.4

Asset Allocation (% of Fund's net assets)

Futures - 2.2%

VIP Total Market Index Portfolio
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)	273	8,651
AST SpaceMobile, Inc. (a)(b)	955	4,489
AT&T, Inc.	116,186	1,853,167
ATN International, Inc.	168	6,149
Bandwidth, Inc. (a)	308	4,213
Cogent Communications Group, Inc.	687	46,228
Consolidated Communications Holdings, Inc. (a)	1,059	4,056
EchoStar Holding Corp. Class A (a)	577	10,005
Frontier Communications Parent, Inc. (a)	3,550	66,172
Globalstar, Inc. (a)(b)	10,809	11,674
IDT Corp. Class B (a)	339	8,763
Iridium Communications, Inc.	2,089	129,769
Liberty Global PLC:
Class A (a)	1,268	21,378
Class C (a)	5,790	102,888
Liberty Latin America Ltd. Class A (a)	2,943	25,751
Lumen Technologies, Inc. (b)	14,247	32,198
Radius Global Infrastructure, Inc. (a)	1,258	18,744
Verizon Communications, Inc.	68,408	2,544,094
		4,898,389
Entertainment - 1.3%
Activision Blizzard, Inc.	11,594	977,374
AMC Entertainment Holdings, Inc. Class A (a)(b)	8,325	36,630
Cinemark Holdings, Inc. (a)(b)	1,718	28,347
Electronic Arts, Inc.	4,239	549,798
Endeavor Group Holdings, Inc. (a)	2,785	66,617
Kartoon Studios, Inc. (a)(b)	504	963
Liberty Media Corp. Liberty Braves Class C (a)	757	29,992
Liberty Media Corp. Liberty Formula One:
Class A (a)	354	23,937
Series C (a)	3,432	258,361
Lions Gate Entertainment Corp. Class A (a)	3,278	28,945
Live Nation Entertainment, Inc. (a)	2,332	212,469
Madison Square Garden Entertainment Corp.	457	15,364
Madison Square Garden Sports Corp.	289	54,346
Marcus Corp. (b)	404	5,991
Netflix, Inc. (a)	7,256	3,196,195
Playtika Holding Corp. (a)	1,353	15,695
Roblox Corp. (a)	5,920	238,576
Roku, Inc. Class A (a)	2,017	129,007
Sciplay Corp. (A Shares) (a)	374	7,360
Skillz, Inc. (a)(b)	209	1,902
Sphere Entertainment Co. (a)(b)	404	11,066
Take-Two Interactive Software, Inc. (a)	2,586	380,556
The Walt Disney Co. (a)	29,768	2,657,687
Vivid Seats, Inc. Class A (a)	453	3,588
Warner Bros Discovery, Inc. (a)	36,078	452,418
Warner Music Group Corp. Class A	1,883	49,127
World Wrestling Entertainment, Inc. Class A (b)	696	75,495
		9,507,806
Interactive Media & Services - 4.6%
Alphabet, Inc.:
Class A (a)	97,047	11,616,526
Class C (a)	84,582	10,231,885
Angi, Inc. (a)	1,188	3,920
Bumble, Inc. (a)	1,457	24,448
CarGurus, Inc. Class A (a)	1,470	33,266
Cars.com, Inc. (a)	986	19,543
Eventbrite, Inc. (a)	1,256	11,995
EverQuote, Inc. Class A (a)	272	1,768
fuboTV, Inc. (a)(b)	2,710	5,637
IAC, Inc. (a)	1,253	78,688
Match Group, Inc. (a)	4,585	191,882
MediaAlpha, Inc. Class A (a)	357	3,681
Meta Platforms, Inc. Class A (a)	36,263	10,406,756
Nextdoor Holdings, Inc. (a)	2,182	7,113
Pinterest, Inc. Class A (a)	9,726	265,909
QuinStreet, Inc. (a)	799	7,055
Rumble, Inc. (a)(b)	1,247	11,123
Shutterstock, Inc.	376	18,300
Snap, Inc. Class A (a)(b)	16,069	190,257
TripAdvisor, Inc. (a)	1,680	27,703
Vimeo, Inc. (a)	2,325	9,579
Yelp, Inc. (a)	1,105	40,233
Ziff Davis, Inc. (a)	757	53,035
ZipRecruiter, Inc. (a)(b)	806	14,315
Zoominfo Technologies, Inc. (a)	4,508	114,458
		33,389,075
Media - 0.8%
Altice U.S.A., Inc. Class A (a)	3,503	10,579
AMC Networks, Inc. Class A (a)	432	5,162
Boston Omaha Corp. (a)	345	6,493
Cable One, Inc.	77	50,595
Cardlytics, Inc. (a)(b)	544	3,438
Charter Communications, Inc. Class A (a)	1,720	631,876
Clear Channel Outdoor Holdings, Inc. (a)	7,293	9,991
Comcast Corp. Class A	68,529	2,847,380
DISH Network Corp. Class A (a)(b)	3,931	25,905
E.W. Scripps Co. Class A (a)	870	7,961
Entravision Communication Corp. Class A	1,002	4,399
Fox Corp.:
Class A	4,966	168,844
Class B	2,141	68,276
Gannett Co., Inc. (a)	2,235	5,029
Gray Television, Inc.	1,289	10,157
iHeartMedia, Inc. (a)	1,604	5,839
Integral Ad Science Holding Corp. (a)	576	10,356
Interpublic Group of Companies, Inc. (b)	6,380	246,140
John Wiley & Sons, Inc. Class A	692	23,549
Liberty Broadband Corp.:
Class A (a)	190	15,149
Class C (a)	2,051	164,306
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	1,542	50,593
Series C (a)	2,245	73,479
Magnite, Inc. (a)	1,875	25,594
News Corp.:
Class A	7,145	139,328
Class B	1,126	22,205
Nexstar Broadcasting Group, Inc. Class A	605	100,763
Omnicom Group, Inc.	3,324	316,279
Paramount Global:
Class A	367	6,812
Class B (b)	8,104	128,935
PubMatic, Inc. (a)	893	16,324
Quotient Technology, Inc. (a)	1,176	4,516
Scholastic Corp.	491	19,095
Sinclair, Inc. Class A (b)	685	9,467
Sirius XM Holdings, Inc. (b)	11,012	49,884
Stagwell, Inc. (a)	1,672	12,055
TechTarget, Inc. (a)	423	13,168
TEGNA, Inc.	3,578	58,107
The New York Times Co. Class A	2,637	103,845
The Trade Desk, Inc. (a)	7,264	560,926
Thryv Holdings, Inc. (a)	501	12,325
WideOpenWest, Inc. (a)	805	6,794
		6,051,918
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	1,012	17,214
NII Holdings, Inc. (a)(c)	363	0
Shenandoah Telecommunications Co.	811	15,758
Spok Holdings, Inc.	295	3,921
T-Mobile U.S., Inc. (a)	9,652	1,340,663
Telephone & Data Systems, Inc.	1,564	12,872
U.S. Cellular Corp. (a)(b)	241	4,249
		1,394,677
TOTAL COMMUNICATION SERVICES		55,241,865
CONSUMER DISCRETIONARY - 10.7%
Automobile Components - 0.2%
Adient PLC (a)	1,515	58,055
American Axle & Manufacturing Holdings, Inc. (a)	1,733	14,332
Aptiv PLC (a)	4,417	450,932
Autoliv, Inc.	1,291	109,787
BorgWarner, Inc.	3,833	187,472
Dana, Inc.	2,243	38,131
Dorman Products, Inc. (a)	445	35,079
Fox Factory Holding Corp. (a)	673	73,027
Garrett Motion, Inc. (a)	847	6,412
Gentex Corp.	3,895	113,968
Gentherm, Inc. (a)	527	29,781
Holley, Inc. (a)(b)	566	2,315
LCI Industries (b)	437	55,219
Lear Corp.	972	139,531
Luminar Technologies, Inc. (a)(b)	3,787	26,055
Mobileye Global, Inc. (b)	730	28,047
Modine Manufacturing Co. (a)	939	31,006
Motorcar Parts of America, Inc. (a)	347	2,686
Patrick Industries, Inc.	349	27,920
QuantumScape Corp. Class A (a)(b)	4,274	34,149
Solid Power, Inc. (a)(b)	1,748	4,440
Standard Motor Products, Inc.	313	11,744
Stoneridge, Inc. (a)	418	7,879
The Goodyear Tire & Rubber Co. (a)	4,768	65,226
Visteon Corp. (a)	477	68,502
XPEL, Inc. (a)	312	26,277
		1,647,972
Automobiles - 1.9%
Canoo, Inc. (a)(b)	5,377	2,578
Faraday Future Intelligent Electric, Inc. (a)	11,154	2,231
Fisker, Inc. (a)(b)	2,395	13,508
Ford Motor Co.	63,818	965,566
General Motors Co.	22,742	876,932
Harley-Davidson, Inc.	2,216	78,025
Lucid Group, Inc. Class A (a)(b)	10,166	70,044
Mullen Automotive, Inc. (a)(b)	1,016	109
Rivian Automotive, Inc. (a)(b)	9,013	150,157
Tesla, Inc. (a)	43,817	11,469,976
Thor Industries, Inc. (b)	880	91,080
Winnebago Industries, Inc.	540	36,013
Workhorse Group, Inc. (a)(b)	2,225	1,939
		13,758,158
Broadline Retail - 2.7%
Amazon.com, Inc. (a)	145,239	18,933,356
Big Lots, Inc. (b)	451	3,982
ContextLogic, Inc. (a)(b)	284	1,869
Dillard's, Inc. Class A	56	18,272
eBay, Inc.	8,869	396,356
Etsy, Inc. (a)	2,062	174,466
Groupon, Inc. (a)(b)	252	1,489
Kohl's Corp. (b)	1,733	39,946
Macy's, Inc. (b)	4,313	69,224
Nordstrom, Inc. (b)	1,799	36,826
Ollie's Bargain Outlet Holdings, Inc. (a)	926	53,643
Qurate Retail, Inc. Series A (a)	5,139	5,087
		19,734,516
Distributors - 0.1%
Genuine Parts Co.	2,287	387,029
LKQ Corp.	4,133	240,830
Pool Corp.	638	239,020
		866,879
Diversified Consumer Services - 0.1%
2U, Inc. (a)	1,274	5,134
ADT, Inc.	3,250	19,598
Adtalem Global Education, Inc. (a)	720	24,725
American Public Education, Inc. (a)	314	1,488
Bright Horizons Family Solutions, Inc. (a)(b)	976	90,231
Carriage Services, Inc.	193	6,267
Chegg, Inc. (a)	2,001	17,769
Coursera, Inc. (a)	1,388	18,072
Duolingo, Inc. (a)	406	58,034
European Wax Center, Inc. (a)(b)	422	7,862
Frontdoor, Inc. (a)	1,292	41,215
Graham Holdings Co.	62	35,432
Grand Canyon Education, Inc. (a)	496	51,192
H&R Block, Inc. (b)	2,434	77,572
Laureate Education, Inc. Class A	2,167	26,199
Mister Car Wash, Inc. (a)(b)	1,249	12,053
Nerdy, Inc. Class A (a)(b)	1,110	4,629
OneSpaWorld Holdings Ltd. (a)	961	11,628
Perdoceo Education Corp. (a)	1,019	12,503
Rover Group, Inc. Class A (a)	1,369	6,722
Service Corp. International	2,567	165,803
Strategic Education, Inc.	357	24,219
Stride, Inc. (a)	663	24,683
Udemy, Inc. (a)	1,023	10,977
WW International, Inc. (a)	900	6,048
		760,055
Hotels, Restaurants & Leisure - 2.3%
Accel Entertainment, Inc. (a)	767	8,100
Airbnb, Inc. Class A (a)	6,493	832,143
ARAMARK Holdings Corp. (b)	4,284	184,426
Bally's Corp. (a)	446	6,940
BJ's Restaurants, Inc. (a)	351	11,162
Bloomin' Brands, Inc.	1,381	37,135
Bluegreen Vacations Holding Corp. Class A	113	4,028
Booking Holdings, Inc. (a)	632	1,706,609
Bowlero Corp. Class A (a)(b)	528	6,146
Boyd Gaming Corp.	1,275	88,447
Brinker International, Inc. (a)	698	25,547
Caesars Entertainment, Inc. (a)	3,530	179,924
Carnival Corp. (a)(b)	16,368	308,209
Chipotle Mexican Grill, Inc. (a)	450	962,550
Choice Hotels International, Inc. (b)	444	52,179
Churchill Downs, Inc.	1,090	151,695
Chuy's Holdings, Inc. (a)	263	10,736
Cracker Barrel Old Country Store, Inc. (b)	360	33,545
Darden Restaurants, Inc. (b)	1,990	332,489
Dave & Buster's Entertainment, Inc. (a)(b)	672	29,944
Denny's Corp. (a)	846	10,423
Dine Brands Global, Inc.	256	14,856
Domino's Pizza, Inc.	580	195,454
Doordash, Inc. (a)	4,293	328,071
Draftkings Holdings, Inc. (a)	7,353	195,369
Dutch Bros, Inc. (a)(b)	451	12,831
El Pollo Loco Holdings, Inc.	249	2,184
Everi Holdings, Inc. (a)	1,360	19,666
Expedia, Inc. (a)	2,422	264,943
First Watch Restaurant Group, Inc. (a)	163	2,755
Golden Entertainment, Inc. (a)	352	14,714
Hilton Grand Vacations, Inc. (a)	1,267	57,572
Hilton Worldwide Holdings, Inc.	4,353	633,579
Hyatt Hotels Corp. Class A	773	88,570
Inspired Entertainment, Inc. (a)	324	4,766
Jack in the Box, Inc.	331	32,282
Krispy Kreme, Inc. (b)	1,050	15,467
Kura Sushi U.S.A., Inc. Class A (a)	49	4,555
Las Vegas Sands Corp. (a)	5,379	311,982
Life Time Group Holdings, Inc. (a)(b)	921	18,116
Light & Wonder, Inc. Class A (a)	1,571	108,022
Lindblad Expeditions Holdings (a)	526	5,723
Marriott International, Inc. Class A	4,389	806,215
Marriott Vacations Worldwide Corp.	614	75,350
McDonald's Corp.	11,910	3,554,063
MGM Resorts International	5,162	226,715
Monarch Casino & Resort, Inc.	215	15,147
Norwegian Cruise Line Holdings Ltd. (a)(b)	6,942	151,127
Papa John's International, Inc.	521	38,465
Penn Entertainment, Inc. (a)	2,476	59,498
Planet Fitness, Inc. (a)	1,406	94,821
Playa Hotels & Resorts NV (a)	2,122	17,273
PlayAGS, Inc. (a)	367	2,074
Portillo's, Inc. (a)(b)	675	15,208
RCI Hospitality Holdings, Inc.	136	10,335
Red Robin Gourmet Burgers, Inc. (a)(b)	296	4,094
Red Rock Resorts, Inc.	783	36,629
Royal Caribbean Cruises Ltd. (a)	3,583	371,700
Rush Street Interactive, Inc. (a)	941	2,936
Sabre Corp. (a)(b)	5,252	16,754
SeaWorld Entertainment, Inc. (a)	627	35,118
Shake Shack, Inc. Class A (a)	592	46,010
Six Flags Entertainment Corp. (a)(b)	1,156	30,033
Soho House & Co., Inc. Class A (a)	664	3,599
Sonder Holdings, Inc. (a)(b)	2,988	1,585
Starbucks Corp.	18,719	1,854,304
Sweetgreen, Inc. Class A (a)(b)	1,180	15,128
Target Hospitality Corp. (a)	380	5,100
Texas Roadhouse, Inc. Class A	1,075	120,701
The Cheesecake Factory, Inc. (b)	783	27,076
Travel+Leisure Co.	1,399	56,436
Vail Resorts, Inc.	671	168,931
Wendy's Co.	2,738	59,552
Wingstop, Inc.	479	95,877
Wyndham Hotels & Resorts, Inc.	1,410	96,684
Wynn Resorts Ltd.	1,695	179,009
Xponential Fitness, Inc. (a)	352	6,072
Yum! Brands, Inc.	4,559	631,649
		16,245,122
Household Durables - 0.5%
Beazer Homes U.S.A., Inc. (a)	458	12,957
Cavco Industries, Inc. (a)	128	37,760
Century Communities, Inc.	463	35,475
D.R. Horton, Inc.	5,092	619,645
Dream Finders Homes, Inc. (a)(b)	364	8,951
Ethan Allen Interiors, Inc. (b)	346	9,785
Garmin Ltd.	2,516	262,394
GoPro, Inc. Class A (a)	1,943	8,044
Green Brick Partners, Inc. (a)	438	24,878
Helen of Troy Ltd. (a)(b)	420	45,368
Hovnanian Enterprises, Inc. Class A (a)	70	6,945
Installed Building Products, Inc.	380	53,261
iRobot Corp. (a)(b)	435	19,684
KB Home	1,321	68,309
La-Z-Boy, Inc.	700	20,048
Leggett & Platt, Inc. (b)	2,121	62,824
Lennar Corp.:
Class A	4,117	515,901
Class B	251	28,358
LGI Homes, Inc. (a)	324	43,704
Lovesac (a)(b)	213	5,740
M.D.C. Holdings, Inc.	947	44,291
M/I Homes, Inc. (a)	457	39,846
Meritage Homes Corp.	592	84,224
Mohawk Industries, Inc. (a)	839	86,551
Newell Brands, Inc.	6,505	56,594
NVR, Inc. (a)	49	311,180
PulteGroup, Inc.	3,680	285,862
Purple Innovation, Inc.	1,233	3,428
Skyline Champion Corp. (a)	848	55,502
Sonos, Inc. (a)(b)	2,007	32,774
Taylor Morrison Home Corp. (a)	1,752	85,445
Tempur Sealy International, Inc.	2,732	109,471
Toll Brothers, Inc.	1,662	131,414
TopBuild Corp. (a)	531	141,257
Traeger, Inc. (a)(b)	993	4,220
TRI Pointe Homes, Inc. (a)	1,642	53,956
Tupperware Brands Corp. (a)	630	504
Universal Electronics, Inc. (a)(b)	188	1,809
Vizio Holding Corp. (a)(b)	893	6,028
Vuzix Corp. (a)(b)	938	4,784
Whirlpool Corp.	905	134,655
ZAGG, Inc. rights (a)(c)	132	0
		3,563,826
Leisure Products - 0.1%
Acushnet Holdings Corp. (b)	514	28,106
AMMO, Inc. (a)(b)	1,377	2,933
Brunswick Corp.	1,158	100,329
Clarus Corp. (b)	387	3,537
Funko, Inc. (a)(b)	535	5,789
Hasbro, Inc.	2,146	138,996
JAKKS Pacific, Inc. (a)	142	2,836
Johnson Outdoors, Inc. Class A	85	5,223
Latham Group, Inc. (a)	798	2,961
Malibu Boats, Inc. Class A (a)	333	19,534
MasterCraft Boat Holdings, Inc. (a)	256	7,846
Mattel, Inc. (a)	5,901	115,306
Peloton Interactive, Inc. Class A (a)	5,095	39,181
Polaris, Inc. (b)	918	111,014
Smith & Wesson Brands, Inc.	681	8,880
Solo Brands, Inc. Class A (a)	297	1,681
Sturm, Ruger & Co., Inc.	291	15,411
Topgolf Callaway Brands Corp. (a)	2,237	44,404
Vista Outdoor, Inc. (a)	897	24,820
YETI Holdings, Inc. (a)	1,376	53,444
		732,231
Specialty Retail - 2.2%
1-800-FLOWERS.com, Inc. Class A (a)	501	3,908
Abercrombie & Fitch Co. Class A (a)	889	33,498
Academy Sports & Outdoors, Inc.	1,250	67,563
Advance Auto Parts, Inc.	945	66,434
America's Car Mart, Inc. (a)	88	8,781
American Eagle Outfitters, Inc.	2,750	32,450
Arhaus, Inc. (a)(b)	336	3,504
Arko Corp.	1,151	9,150
Asbury Automotive Group, Inc. (a)	374	89,917
AutoNation, Inc. (a)	576	94,815
AutoZone, Inc. (a)	306	762,968
BARK, Inc. (a)	1,827	2,430
Bath & Body Works, Inc.	3,770	141,375
Best Buy Co., Inc.	3,225	264,289
Big 5 Sporting Goods Corp. (b)	290	2,656
Boot Barn Holdings, Inc. (a)	472	39,974
Build-A-Bear Workshop, Inc.	191	4,091
Burlington Stores, Inc. (a)	1,073	168,879
Caleres, Inc. (b)	571	13,664
Camping World Holdings, Inc.	626	18,843
CarMax, Inc. (a)(b)	2,587	216,532
CarParts.com, Inc. (a)	760	3,230
Carvana Co. Class A (a)(b)	1,625	42,120
Chewy, Inc. (a)	1,488	58,731
Chico's FAS, Inc. (a)	2,017	10,791
Citi Trends, Inc. (a)	117	2,066
Designer Brands, Inc. Class A	728	7,353
Destination XL Group, Inc. (a)	893	4,376
Dick's Sporting Goods, Inc.	992	131,132
EVgo, Inc. Class A (a)(b)	1,083	4,332
Five Below, Inc. (a)	914	179,638
Floor & Decor Holdings, Inc. Class A (a)(b)	1,744	181,306
Foot Locker, Inc. (b)	1,277	34,619
Franchise Group, Inc. (b)	407	11,656
GameStop Corp. Class A (b)	4,220	102,335
Gap, Inc. (b)	3,337	29,799
Genesco, Inc. (a)	182	4,557
Group 1 Automotive, Inc.	235	60,654
GrowGeneration Corp. (a)(b)	943	3,206
Guess?, Inc. (b)	521	10,133
Haverty Furniture Companies, Inc.	229	6,920
Hibbett, Inc.	193	7,004
Lands' End, Inc. (a)(b)	235	1,824
Lazydays Holdings, Inc. (a)	103	1,191
Leslie's, Inc. (a)(b)	2,329	21,869
Lithia Motors, Inc. Class A (sub. vtg.)	453	137,762
LL Flooring Holdings, Inc. (a)	519	1,988
Lowe's Companies, Inc.	9,850	2,223,145
MarineMax, Inc. (a)	371	12,673
Monro, Inc. (b)	501	20,356
Murphy U.S.A., Inc.	320	99,555
National Vision Holdings, Inc. (a)	1,259	30,581
O'Reilly Automotive, Inc. (a)	1,015	969,630
OneWater Marine, Inc. Class A (a)(b)	163	5,907
Overstock.com, Inc. (a)	730	23,776
Penske Automotive Group, Inc. (b)	400	66,652
Petco Health & Wellness Co., Inc. (a)(b)	1,196	10,644
PetMed Express, Inc. (b)	361	4,978
Rent the Runway, Inc. Class A (a)(b)	766	1,517
Revolve Group, Inc. (a)(b)	668	10,955
RH (a)	299	98,547
Ross Stores, Inc.	5,613	629,386
Sally Beauty Holdings, Inc. (a)	1,712	21,143
Shoe Carnival, Inc. (b)	280	6,574
Signet Jewelers Ltd.	727	47,444
Sleep Number Corp. (a)	339	9,248
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	255	12,156
Sportsman's Warehouse Holdings, Inc. (a)	582	3,317
Stitch Fix, Inc. (a)(b)	1,275	4,909
The Aaron's Co., Inc.	501	7,084
The Buckle, Inc.	460	15,916
The Cato Corp. Class A (sub. vtg.)	216	1,734
The Children's Place, Inc. (a)(b)	203	4,712
The Container Store Group, Inc. (a)	393	1,234
The Home Depot, Inc.	16,598	5,156,003
The ODP Corp. (a)	646	30,246
The RealReal, Inc. (a)(b)	1,003	2,227
thredUP, Inc. (a)	862	2,103
Tilly's, Inc. (a)	432	3,028
TJX Companies, Inc.	18,795	1,593,628
Tractor Supply Co.	1,805	399,086
Ulta Beauty, Inc. (a)	830	390,594
Upbound Group, Inc.	810	25,215
Urban Outfitters, Inc. (a)(b)	954	31,606
Valvoline, Inc.	2,883	108,141
Victoria's Secret & Co. (a)	1,265	22,049
Vroom, Inc. (a)(b)	1,571	2,262
Warby Parker, Inc. (a)	981	11,468
Wayfair LLC Class A (a)(b)	1,246	81,002
Williams-Sonoma, Inc. (b)	1,104	138,155
Winmark Corp.	46	15,294
Zumiez, Inc. (a)	209	3,482
		15,465,675
Textiles, Apparel & Luxury Goods - 0.6%
Allbirds, Inc. Class A (a)	1,689	2,128
Capri Holdings Ltd. (a)	2,004	71,924
Carter's, Inc. (b)	616	44,722
Columbia Sportswear Co.	624	48,198
Crocs, Inc. (a)	1,034	116,263
Deckers Outdoor Corp. (a)	432	227,949
Fossil Group, Inc. (a)	788	2,025
G-III Apparel Group Ltd. (a)	654	12,603
Hanesbrands, Inc. (b)	5,528	25,097
Kontoor Brands, Inc. (b)	796	33,512
Levi Strauss & Co. Class A	1,463	21,111
lululemon athletica, Inc. (a)	1,890	715,365
Movado Group, Inc.	226	6,064
NIKE, Inc. Class B	20,289	2,239,297
Oxford Industries, Inc.	234	23,030
PVH Corp.	1,012	85,990
Ralph Lauren Corp. (b)	656	80,885
Samsonite International SA (a)(d)	22,200	62,611
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,153	113,377
Steven Madden Ltd.	1,284	41,974
Tapestry, Inc.	3,894	166,663
Under Armour, Inc.:
Class A (sub. vtg.) (a)	126	910
Class C (non-vtg.) (a)	6,847	45,943
Unifi, Inc. (a)	153	1,235
VF Corp.	5,514	105,262
Wolverine World Wide, Inc.	1,201	17,643
		4,311,781
TOTAL CONSUMER DISCRETIONARY		77,086,215
CONSUMER STAPLES - 6.0%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)	164	50,584
Brown-Forman Corp. Class B (non-vtg.)	3,008	200,874
Celsius Holdings, Inc. (a)(b)	676	100,852
Coca-Cola Bottling Co. Consolidated	80	50,882
Constellation Brands, Inc. Class A (sub. vtg.)	2,649	651,998
Duckhorn Portfolio, Inc. (a)	696	9,027
Keurig Dr. Pepper, Inc.	13,862	433,465
MGP Ingredients, Inc.	244	25,932
Molson Coors Beverage Co. Class B	3,081	202,853
Monster Beverage Corp.	12,430	713,979
National Beverage Corp. (a)(b)	350	16,923
PepsiCo, Inc.	22,406	4,150,039
The Coca-Cola Co.	63,255	3,809,216
The Vita Coco Co., Inc. (a)	406	10,909
		10,427,533
Consumer Staples Distribution & Retail - 1.7%
Albertsons Companies, Inc.	2,597	56,667
Andersons, Inc.	499	23,029
BJ's Wholesale Club Holdings, Inc. (a)	2,228	140,386
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	142	0
warrants 11/4/28 (a)	142	0
warrants 11/4/28 (a)	142	0
Casey's General Stores, Inc.	617	150,474
Chefs' Warehouse Holdings (a)	532	19,024
Costco Wholesale Corp.	7,223	3,888,719
Dollar General Corp.	3,643	618,509
Dollar Tree, Inc. (a)	3,390	486,465
Grocery Outlet Holding Corp. (a)	1,416	43,344
Ingles Markets, Inc. Class A	239	19,753
Kroger Co.	10,603	498,341
Performance Food Group Co. (a)	2,584	155,660
PriceSmart, Inc.	406	30,068
Rite Aid Corp. (a)(b)	840	1,268
SpartanNash Co.	541	12,178
Sprouts Farmers Market LLC (a)(b)	1,704	62,588
Sysco Corp.	8,264	613,189
Target Corp.	7,499	989,118
U.S. Foods Holding Corp. (a)	3,379	148,676
United Natural Foods, Inc. (a)	939	18,357
Walgreens Boots Alliance, Inc.	11,678	332,706
Walmart, Inc.	22,786	3,581,503
Weis Markets, Inc. (b)	263	16,887
		11,906,909
Food Products - 1.0%
Alico, Inc. (b)	108	2,750
Archer Daniels Midland Co.	8,931	674,826
B&G Foods, Inc. Class A (b)	1,108	15,423
Benson Hill, Inc. (a)	2,160	2,808
Beyond Meat, Inc. (a)(b)	918	11,916
BRC, Inc. Class A (a)(b)	606	3,127
Bunge Ltd.	2,454	231,535
Cal-Maine Foods, Inc.	590	26,550
Calavo Growers, Inc.	277	8,039
Campbell Soup Co.	3,314	151,483
Conagra Brands, Inc.	7,811	263,387
Darling Ingredients, Inc. (a)	2,636	168,150
Flowers Foods, Inc. (b)	3,082	76,680
Fresh Del Monte Produce, Inc.	451	11,595
Freshpet, Inc. (a)(b)	770	50,674
General Mills, Inc.	9,604	736,627
Hormel Foods Corp.	4,744	190,804
Hostess Brands, Inc. Class A (a)	2,141	54,210
Ingredion, Inc.	1,057	111,989
J&J Snack Foods Corp.	236	37,373
John B. Sanfilippo & Son, Inc.	147	17,239
Kellogg Co.	4,189	282,339
Lamb Weston Holdings, Inc.	2,346	269,673
Lancaster Colony Corp.	319	64,148
Lifecore Biomedical (a)	330	3,191
McCormick & Co., Inc. (non-vtg.)	4,087	356,509
Mission Produce, Inc. (a)	667	8,084
Mondelez International, Inc.	22,185	1,618,174
Pilgrim's Pride Corp. (a)	666	14,312
Post Holdings, Inc. (a)	863	74,779
Seaboard Corp.	4	14,243
Seneca Foods Corp. Class A (a)	90	2,941
Sovos Brands, Inc. (a)	626	12,245
The Hain Celestial Group, Inc. (a)	1,427	17,852
The Hershey Co.	2,392	597,282
The J.M. Smucker Co.	1,748	258,127
The Kraft Heinz Co.	12,952	459,796
The Simply Good Foods Co. (a)	1,330	48,665
Tootsie Roll Industries, Inc.	293	10,375
TreeHouse Foods, Inc. (a)	816	41,110
Tyson Foods, Inc. Class A	4,669	238,306
Utz Brands, Inc. Class A (b)	1,061	17,358
Vital Farms, Inc. (a)	420	5,036
Westrock Coffee Holdings	188	2,044
Whole Earth Brands, Inc. Class A (a)	531	2,135
		7,265,909
Household Products - 1.2%
Central Garden & Pet Co. (a)	768	29,775
Church & Dwight Co., Inc.	3,986	399,517
Colgate-Palmolive Co.	13,599	1,047,667
Energizer Holdings, Inc.	1,035	34,755
Kimberly-Clark Corp.	5,498	759,054
Procter & Gamble Co.	38,381	5,823,933
Reynolds Consumer Products, Inc.	891	25,171
Spectrum Brands Holdings, Inc. (b)	701	54,713
The Clorox Co.	2,023	321,738
WD-40 Co. (b)	221	41,692
		8,538,015
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	2,140	78,324
Coty, Inc. Class A (a)	5,898	72,486
Edgewell Personal Care Co. (b)	828	34,205
elf Beauty, Inc. (a)	811	92,641
Estee Lauder Companies, Inc. Class A	3,780	742,316
Herbalife Ltd. (a)	1,876	24,838
Inter Parfums, Inc.	287	38,811
MediFast, Inc.	177	16,312
Nu Skin Enterprises, Inc. Class A	795	26,394
The Beauty Health Co. (a)(b)	1,439	12,044
The Honest Co., Inc. (a)	1,044	1,754
USANA Health Sciences, Inc. (a)	168	10,591
		1,150,716
Tobacco - 0.5%
22nd Century Group, Inc. (a)(b)	3,595	1,376
Altria Group, Inc.	29,066	1,316,690
Philip Morris International, Inc.	25,240	2,463,929
Turning Point Brands, Inc.	255	6,123
Universal Corp.	390	19,477
Vector Group Ltd.	2,089	26,760
		3,834,355
TOTAL CONSUMER STAPLES		43,123,437
ENERGY - 4.1%
Energy Equipment & Services - 0.4%
Archrock, Inc. (b)	2,112	21,648
Baker Hughes Co. Class A	16,475	520,775
Bristow Group, Inc. (a)	403	11,578
Cactus, Inc.	1,117	47,271
Championx Corp.	3,185	98,862
Core Laboratories, Inc.	754	17,531
Diamond Offshore Drilling, Inc. (a)	1,579	22,485
DMC Global, Inc. (a)	300	5,328
Dril-Quip, Inc. (a)	503	11,705
Expro Group Holdings NV (a)	1,095	19,403
Halliburton Co.	14,828	489,176
Helix Energy Solutions Group, Inc. (a)	2,270	16,753
Helmerich & Payne, Inc.	1,676	59,414
Liberty Oilfield Services, Inc. Class A	2,411	32,235
Nabors Industries Ltd. (a)	137	12,745
Newpark Resources, Inc. (a)	1,326	6,935
Nextier Oilfield Solutions, Inc. (a)	2,529	22,609
Noble Corp. PLC	1,574	65,022
NOV, Inc.	6,279	100,715
Oceaneering International, Inc. (a)	1,547	28,929
Oil States International, Inc. (a)	1,047	7,821
Patterson-UTI Energy, Inc.	3,817	45,689
ProFrac Holding Corp. (a)(b)	540	6,026
ProPetro Holding Corp. (a)	1,464	12,063
RPC, Inc.	1,379	9,860
Schlumberger Ltd.	23,176	1,138,405
Select Water Solutions, Inc. Class A	1,262	10,222
Solaris Oilfield Infrastructure, Inc. Class A	553	4,606
TechnipFMC PLC (a)	7,467	124,102
TETRA Technologies, Inc. (a)	1,867	6,310
Tidewater, Inc. (a)	813	45,073
Transocean Ltd. (United States) (a)(b)	10,609	74,369
U.S. Silica Holdings, Inc. (a)	1,125	13,646
Valaris Ltd. (a)	962	60,539
Weatherford International PLC (a)	1,036	68,811
		3,238,661
Oil, Gas & Consumable Fuels - 3.7%
Amplify Energy Corp. (a)(b)	488	3,304
Antero Midstream GP LP	5,423	62,907
Antero Resources Corp. (a)	4,634	106,721
APA Corp.	5,286	180,623
Arch Resources, Inc.	291	32,813
Ardmore Shipping Corp.	562	6,941
Berry Corp.	980	6,742
California Resources Corp.	1,183	53,578
Callon Petroleum Co. (a)	808	28,337
Centrus Energy Corp. Class A (a)	171	5,568
Cheniere Energy, Inc.	4,053	617,515
Chesapeake Energy Corp. (b)	1,781	149,034
Chevron Corp.	28,959	4,556,699
Chord Energy Corp.	668	102,738
Civitas Resources, Inc.	832	57,716
Clean Energy Fuels Corp. (a)	2,764	13,709
CNX Resources Corp. (a)	2,944	52,168
Comstock Resources, Inc. (b)	1,360	15,776
ConocoPhillips Co.	19,936	2,065,569
CONSOL Energy, Inc.	512	34,719
Coterra Energy, Inc.	12,896	326,269
Crescent Energy, Inc. Class A (b)	562	5,856
CVR Energy, Inc.	443	13,272
Delek U.S. Holdings, Inc.	1,076	25,770
Denbury, Inc. (a)	805	69,439
Devon Energy Corp.	10,665	515,546
Diamondback Energy, Inc.	3,003	394,474
Dorian LPG Ltd.	560	14,364
DT Midstream, Inc.	1,563	77,478
Earthstone Energy, Inc. (a)(b)	598	8,545
Enviva, Inc. (b)	487	5,284
EOG Resources, Inc.	9,575	1,095,763
EQT Corp.	5,999	246,739
Equitrans Midstream Corp.	7,344	70,209
Evolution Petroleum Corp.	475	3,833
Excelerate Energy, Inc.	272	5,530
Exxon Mobil Corp.	67,063	7,192,507
Gevo, Inc. (a)(b)	3,909	5,942
Green Plains, Inc. (a)	955	30,789
Gulfport Energy Corp. (a)(b)	178	18,702
Hallador Energy Co. (a)(b)	377	3,231
Hess Corp.	4,528	615,582
HF Sinclair Corp.	2,267	101,131
International Seaways, Inc.	624	23,862
Kinder Morgan, Inc.	32,148	553,589
Kinetik Holdings, Inc. (b)	342	12,018
Kosmos Energy Ltd. (a)	8,007	47,962
Magnolia Oil & Gas Corp. Class A	2,889	60,380
Marathon Oil Corp.	10,410	239,638
Marathon Petroleum Corp.	7,397	862,490
Matador Resources Co.	1,894	99,094
Murphy Oil Corp.	2,333	89,354
New Fortress Energy, Inc.	763	20,433
Nextdecade Corp. (a)(b)	994	8,161
Northern Oil & Gas, Inc. (b)	1,200	41,184
Occidental Petroleum Corp.	11,834	695,839
ONEOK, Inc.	7,295	450,247
Overseas Shipholding Group, Inc. (a)	1,023	4,266
Ovintiv, Inc. (b)	4,048	154,107
Par Pacific Holdings, Inc. (a)	866	23,044
PBF Energy, Inc. Class A	1,827	74,797
PDC Energy, Inc.	1,546	109,982
Peabody Energy Corp.	1,871	40,526
Permian Resource Corp. Class A (b)	3,789	41,527
Phillips 66 Co.	7,596	724,506
Pioneer Natural Resources Co.	3,874	802,615
Range Resources Corp.	4,028	118,423
Rex American Resources Corp. (a)	231	8,041
Riley Exploration Permian, Inc.	61	2,179
Ring Energy, Inc. (a)	1,490	2,548
SandRidge Energy, Inc.	471	7,183
Scorpio Tankers, Inc.	881	41,610
SilverBow Resources, Inc. (a)	214	6,232
Sitio Royalties Corp.	1,199	31,498
SM Energy Co.	1,967	62,216
Southwestern Energy Co. (a)	18,452	110,897
Talos Energy, Inc. (a)	1,025	14,217
Targa Resources Corp.	3,720	283,092
Teekay Corp. (a)	1,080	6,523
Teekay Tankers Ltd.	362	13,839
Tellurian, Inc. (a)(b)	8,036	11,331
Texas Pacific Land Corp.	102	134,283
The Williams Companies, Inc.	19,837	647,281
Uranium Energy Corp. (a)(b)	5,672	19,285
VAALCO Energy, Inc.	1,602	6,024
Valero Energy Corp.	6,284	737,113
Vertex Energy, Inc. (a)(b)	966	6,038
Vital Energy, Inc. (a)(b)	268	12,100
Vitesse Energy, Inc. (b)	329	7,370
W&T Offshore, Inc. (a)(b)	1,385	5,360
World Kinect Corp.	977	20,204
		26,493,940
TOTAL ENERGY		29,732,601
FINANCIALS - 12.6%
Banks - 3.1%
1st Source Corp.	289	12,118
Amalgamated Financial Corp.	290	4,666
Amerant Bancorp, Inc. Class A	370	6,360
Ameris Bancorp	1,022	34,963
Associated Banc-Corp.	2,428	39,406
Atlantic Union Bankshares Corp.	1,171	30,387
Axos Financial, Inc. (a)	847	33,406
Banc of California, Inc.	862	9,982
BancFirst Corp.	268	24,656
Bancorp, Inc., Delaware (a)	866	28,275
Bank First National Corp.	113	9,402
Bank of America Corp.	113,684	3,261,594
Bank of Hawaii Corp. (b)	630	25,975
Bank of Marin Bancorp	231	4,082
Bank OZK	1,766	70,923
BankUnited, Inc.	1,404	30,256
Banner Corp.	543	23,713
Berkshire Hills Bancorp, Inc.	662	13,723
BOK Financial Corp.	464	37,482
Bridgewater Bancshares, Inc. (a)	353	3,477
Brookline Bancorp, Inc., Delaware	1,343	11,738
Business First Bancshares, Inc.	392	5,907
Byline Bancorp, Inc.	335	6,060
Cadence Bank	2,907	57,093
Cambridge Bancorp	127	6,897
Camden National Corp.	229	7,092
Capitol Federal Financial, Inc.	1,894	11,686
Cathay General Bancorp	1,178	37,920
Central Pacific Financial Corp.	407	6,394
Citigroup, Inc.	31,546	1,452,378
Citizens Financial Group, Inc.	8,125	211,900
City Holding Co.	309	27,807
CNB Financial Corp., Pennsylvania	340	6,001
Coastal Financial Corp. of Washington (a)	164	6,175
Columbia Banking Systems, Inc.	3,501	71,000
Columbia Financial, Inc. (a)(b)	524	9,060
Comerica, Inc.	2,204	93,361
Commerce Bancshares, Inc.	1,828	89,024
Community Bank System, Inc.	867	40,645
Community Trust Bancorp, Inc.	421	14,975
ConnectOne Bancorp, Inc.	530	8,793
CrossFirst Bankshares, Inc. (a)	679	6,790
Cullen/Frost Bankers, Inc.	1,078	115,917
Customers Bancorp, Inc. (a)	456	13,799
CVB Financial Corp.	2,052	27,251
Dime Community Bancshares, Inc.	482	8,498
Eagle Bancorp, Inc.	472	9,988
East West Bancorp, Inc.	2,341	123,581
Eastern Bankshares, Inc.	2,549	31,276
Enterprise Financial Services Corp.	594	23,225
Equity Bancshares, Inc.	232	5,285
Esquire Financial Holdings, Inc.	111	5,077
Farmers National Banc Corp.	563	6,964
FB Financial Corp.	527	14,782
Fifth Third Bancorp	11,220	294,076
First Bancorp, North Carolina	642	19,100
First Bancorp, Puerto Rico	2,955	36,110
First Bancshares, Inc.	453	11,706
First Busey Corp.	765	15,377
First Citizens Bancshares, Inc.	194	248,989
First Commonwealth Financial Corp.	1,641	20,759
First Financial Bancorp, Ohio	1,486	30,374
First Financial Bankshares, Inc. (b)	2,070	58,974
First Financial Corp., Indiana	173	5,617
First Foundation, Inc.	767	3,045
First Hawaiian, Inc.	2,267	40,829
First Horizon National Corp.	9,001	101,441
First Interstate Bancsystem, Inc.	1,425	33,972
First Merchants Corp.	906	25,576
First of Long Island Corp.	379	4,556
Flushing Financial Corp.	429	5,272
FNB Corp., Pennsylvania	5,817	66,546
Fulton Financial Corp.	2,998	35,736
German American Bancorp, Inc.	410	11,144
Glacier Bancorp, Inc.	1,766	55,046
Great Southern Bancorp, Inc.	143	7,254
Hancock Whitney Corp.	1,382	53,041
Hanmi Financial Corp.	438	6,539
HarborOne Bancorp, Inc.	675	5,859
Heartland Financial U.S.A., Inc.	609	16,973
Heritage Commerce Corp.	868	7,187
Heritage Financial Corp., Washington	526	8,505
Hilltop Holdings, Inc.	723	22,746
Hingham Institution for Savings	23	4,903
Home Bancshares, Inc.	3,051	69,563
HomeStreet, Inc.	293	1,735
HomeTrust Bancshares, Inc.	240	5,014
Hope Bancorp, Inc.	1,811	15,249
Horizon Bancorp, Inc. Indiana	639	6,652
Huntington Bancshares, Inc.	23,665	255,109
Independent Bank Corp.	823	36,632
Independent Bank Corp.	290	4,918
Independent Bank Group, Inc.	561	19,371
International Bancshares Corp.	829	36,642
JPMorgan Chase & Co.	47,773	6,948,105
Kearny Financial Corp.	1,058	7,459
KeyCorp	15,394	142,241
Lakeland Bancorp, Inc.	1,056	14,140
Lakeland Financial Corp.	406	19,699
Live Oak Bancshares, Inc.	688	18,101
M&T Bank Corp.	2,779	343,929
Mercantile Bank Corp.	212	5,855
Metropolitan Bank Holding Corp. (a)	176	6,112
Midland States Bancorp, Inc.	376	7,486
National Bank Holdings Corp.	573	16,640
NBT Bancorp, Inc.	678	21,594
New York Community Bancorp, Inc.	11,316	127,192
Nicolet Bankshares, Inc.	204	13,854
Northfield Bancorp, Inc.	644	7,071
Northwest Bancshares, Inc.	2,021	21,423
OceanFirst Financial Corp.	970	15,151
OFG Bancorp	799	20,838
Old National Bancorp, Indiana	4,709	65,643
Old Second Bancorp, Inc.	585	7,640
Origin Bancorp, Inc.	460	13,478
Pacific Premier Bancorp, Inc.	1,493	30,875
PacWest Bancorp (b)	1,781	14,515
Park National Corp.	230	23,534
Pathward Financial, Inc.	453	21,001
Peapack-Gladstone Financial Corp.	242	6,553
Peoples Bancorp, Inc.	444	11,788
Pinnacle Financial Partners, Inc.	1,220	69,113
PNC Financial Services Group, Inc.	6,549	824,847
Popular, Inc.	1,154	69,840
Preferred Bank, Los Angeles	194	10,668
Premier Financial Corp.	547	8,763
Prosperity Bancshares, Inc.	1,471	83,082
Provident Bancorp, Inc.	249	2,062
Provident Financial Services, Inc.	1,198	19,575
QCR Holdings, Inc.	270	11,078
Regions Financial Corp.	15,416	274,713
Renasant Corp.	893	23,334
S&T Bancorp, Inc.	590	16,042
Sandy Spring Bancorp, Inc.	674	15,286
Seacoast Banking Corp., Florida	1,310	28,951
ServisFirst Bancshares, Inc.	883	36,132
Simmons First National Corp. Class A	2,018	34,811
Southern Missouri Bancorp, Inc.	162	6,229
Southside Bancshares, Inc.	445	11,641
Southstate Corp.	1,217	80,079
Stellar Bancorp, Inc.	690	15,794
Stock Yards Bancorp, Inc.	455	20,643
Synovus Financial Corp.	2,325	70,331
Texas Capital Bancshares, Inc. (a)	849	43,724
Tompkins Financial Corp.	186	10,360
TowneBank	1,073	24,937
Trico Bancshares	515	17,098
Triumph Bancorp, Inc. (a)	350	21,252
Truist Financial Corp.	21,651	657,108
Trustco Bank Corp., New York	304	8,697
Trustmark Corp.	989	20,888
U.S. Bancorp	22,751	751,693
UMB Financial Corp.	704	42,874
United Bankshares, Inc., West Virginia	2,155	63,939
United Community Bank, Inc.	2,011	50,255
Univest Corp. of Pennsylvania	459	8,299
Valley National Bancorp	6,740	52,235
Veritex Holdings, Inc.	1,090	19,544
Washington Federal, Inc.	1,073	28,456
Washington Trust Bancorp, Inc.	253	6,783
Webster Financial Corp.	2,903	109,588
Wells Fargo & Co.	62,101	2,650,471
WesBanco, Inc.	1,101	28,197
Westamerica Bancorp.	409	15,665
Western Alliance Bancorp. (b)	1,843	67,214
Wintrust Financial Corp.	973	70,659
WSFS Financial Corp.	1,096	41,341
Zions Bancorp NA	2,382	63,981
		22,547,511
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	606	90,833
Ameriprise Financial, Inc.	1,718	570,651
Ares Management Corp.	2,556	246,271
Artisan Partners Asset Management, Inc. (b)	1,062	41,747
Assetmark Financial Holdings, Inc. (a)	310	9,195
Avantax, Inc. (a)	617	13,808
B. Riley Financial, Inc. (b)	248	11,403
Bakkt Holdings, Inc. Class A (a)(b)	1,121	1,379
Bank of New York Mellon Corp.	12,007	534,552
BGC Partners, Inc. Class A	5,186	22,974
BlackRock, Inc. Class A	2,439	1,685,690
Blackstone, Inc.	11,578	1,076,407
Blue Owl Capital, Inc. Class A (b)	6,024	70,180
Bridge Investment Group Holdings, Inc. (b)	454	5,153
BrightSphere Investment Group, Inc.	513	10,747
Carlyle Group LP	3,644	116,426
Cboe Global Markets, Inc.	1,733	239,171
Charles Schwab Corp.	24,853	1,408,668
CME Group, Inc.	5,857	1,085,244
Cohen & Steers, Inc.	385	22,326
Coinbase Global, Inc. (a)(b)	2,607	186,531
Diamond Hill Investment Group, Inc.	46	7,880
Donnelley Financial Solutions, Inc. (a)	417	18,986
Evercore, Inc. Class A	571	70,570
FactSet Research Systems, Inc.	626	250,807
Federated Hermes, Inc.	1,369	49,079
Focus Financial Partners, Inc. Class A (a)	950	49,885
Franklin Resources, Inc. (b)	4,575	122,198
Galaxy Digital Holdings Ltd. (a)(b)	1,623	7,020
GCM Grosvenor, Inc. Class A	646	4,871
Goldman Sachs Group, Inc.	5,513	1,778,163
Hamilton Lane, Inc. Class A	570	45,589
Houlihan Lokey	809	79,533
Interactive Brokers Group, Inc.	1,703	141,468
Intercontinental Exchange, Inc.	9,095	1,028,463
Invesco Ltd.	7,558	127,050
Janus Henderson Group PLC	2,120	57,770
Jefferies Financial Group, Inc.	2,885	95,695
KKR & Co. LP	9,425	527,800
Lazard Ltd. Class A	1,797	57,504
LPL Financial	1,295	281,572
MarketAxess Holdings, Inc.	620	162,080
Moelis & Co. Class A	1,008	45,703
Moody's Corp.	2,563	891,206
Morgan Stanley	21,271	1,816,543
Morningstar, Inc.	426	83,526
MSCI, Inc.	1,304	611,954
NASDAQ, Inc.	5,536	275,970
Northern Trust Corp.	3,425	253,930
Open Lending Corp. (a)	1,573	16,532
Oppenheimer Holdings, Inc. Class A (non-vtg.)	116	4,661
P10, Inc.	640	7,232
Perella Weinberg Partners Class A	627	5,223
Piper Jaffray Companies	215	27,791
PJT Partners, Inc.	375	26,115
Raymond James Financial, Inc.	3,169	328,847
Robinhood Markets, Inc. (a)(b)	8,644	86,267
S&P Global, Inc.	5,356	2,147,167
SEI Investments Co.	1,654	98,611
State Street Corp.	5,708	417,711
StepStone Group, Inc. Class A	787	19,525
Stifel Financial Corp.	1,761	105,079
StoneX Group, Inc. (a)	275	22,847
T. Rowe Price Group, Inc.	3,670	411,113
TPG, Inc. (b)	794	23,232
Tradeweb Markets, Inc. Class A	1,841	126,072
Victory Capital Holdings, Inc.	450	14,193
Virtu Financial, Inc. Class A	1,419	24,251
Virtus Investment Partners, Inc.	105	20,734
WisdomTree Investments, Inc.	1,857	12,739
		20,338,113
Consumer Finance - 0.6%
Ally Financial, Inc.	4,953	133,781
American Express Co.	9,697	1,689,217
Bread Financial Holdings, Inc.	921	28,910
Capital One Financial Corp.	6,224	680,719
Credit Acceptance Corp. (a)(b)	95	48,253
Discover Financial Services	4,356	508,999
Encore Capital Group, Inc. (a)	378	18,378
Enova International, Inc. (a)	478	25,391
EZCORP, Inc. (non-vtg.) Class A (a)(b)	815	6,830
FirstCash Holdings, Inc.	603	56,278
Green Dot Corp. Class A (a)	772	14,467
LendingClub Corp. (a)	2,067	20,153
LendingTree, Inc. (a)	153	3,383
Navient Corp.	1,666	30,954
Nelnet, Inc. Class A	357	34,443
NerdWallet, Inc. (a)	530	4,987
OneMain Holdings, Inc.	1,931	84,365
Oportun Financial Corp. (a)(b)	382	2,281
PRA Group, Inc. (a)	639	14,601
PROG Holdings, Inc. (a)	804	25,824
SLM Corp.	3,853	62,881
SoFi Technologies, Inc. (a)(b)	13,145	109,629
Synchrony Financial	7,153	242,630
Upstart Holdings, Inc. (a)(b)	1,093	39,140
World Acceptance Corp. (a)	54	7,237
		3,893,731
Financial Services - 3.9%
A-Mark Precious Metals, Inc.	307	11,493
Affirm Holdings, Inc. (a)(b)	3,350	51,356
Apollo Global Management, Inc.	7,104	545,658
AvidXchange Holdings, Inc. (a)	2,076	21,549
Berkshire Hathaway, Inc. Class B (a)	29,324	9,999,484
Block, Inc. Class A (a)	8,764	583,419
Cannae Holdings, Inc. (a)	1,117	22,575
Cantaloupe, Inc. (a)	866	6,893
Cass Information Systems, Inc.	187	7,252
Enact Holdings, Inc.	458	11,510
Equitable Holdings, Inc.	5,689	154,513
Essent Group Ltd.	1,730	80,964
Euronet Worldwide, Inc. (a)	755	88,614
EVERTEC, Inc.	1,034	38,082
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	147	21,130
Fidelity National Information Services, Inc.	9,686	529,824
Fiserv, Inc. (a)	10,339	1,304,265
FleetCor Technologies, Inc. (a)	1,207	303,054
Flywire Corp. (a)	975	30,264
Global Payments, Inc.	4,311	424,720
i3 Verticals, Inc. Class A (a)	357	8,161
International Money Express, Inc. (a)	506	12,412
Jack Henry & Associates, Inc.	1,198	200,461
Jackson Financial, Inc.	934	28,590
Marqeta, Inc. Class A (a)	7,056	34,363
MasterCard, Inc. Class A	13,737	5,402,762
Merchants Bancorp	368	9,413
MGIC Investment Corp.	4,720	74,529
Mr. Cooper Group, Inc. (a)	1,115	56,464
NMI Holdings, Inc. (a)	1,303	33,643
Paymentus Holdings, Inc. (a)(b)	343	3,622
Payoneer Global, Inc. (a)	3,113	14,974
PayPal Holdings, Inc. (a)	18,441	1,230,568
PennyMac Financial Services, Inc.	494	34,733
Radian Group, Inc.	2,525	63,832
Remitly Global, Inc. (a)	1,777	33,443
Repay Holdings Corp. (a)	1,112	8,707
Rocket Companies, Inc. (a)(b)	1,996	17,884
Shift4 Payments, Inc. (a)	849	57,656
TFS Financial Corp.	721	9,063
The Western Union Co.	5,975	70,087
Toast, Inc. (a)(b)	5,182	116,958
UWM Holdings Corp. Class A (b)	1,427	7,991
Visa, Inc. Class A	26,455	6,282,533
Voya Financial, Inc.	1,622	116,314
Walker & Dunlop, Inc.	481	38,042
WEX, Inc. (a)	730	132,911
		28,336,735
Insurance - 2.1%
AFLAC, Inc.	9,102	635,320
Allstate Corp.	4,285	467,236
AMBAC Financial Group, Inc. (a)	781	11,121
American Equity Investment Life Holding Co.	1,120	58,363
American Financial Group, Inc.	1,156	137,275
American International Group, Inc.	12,104	696,464
Amerisafe, Inc.	309	16,476
Aon PLC	3,339	1,152,623
Arch Capital Group Ltd. (a)	6,028	451,196
Argo Group International Holdings, Ltd.	610	18,062
Arthur J. Gallagher & Co.	3,446	756,638
Assurant, Inc.	882	110,885
Assured Guaranty Ltd.	1,039	57,976
Axis Capital Holdings Ltd.	1,236	66,534
Brighthouse Financial, Inc. (a)	1,076	50,949
Brown & Brown, Inc.	3,835	264,001
BRP Group, Inc. (a)	1,002	24,830
Chubb Ltd.	6,753	1,300,358
Cincinnati Financial Corp.	2,572	250,307
CNO Financial Group, Inc.	1,821	43,103
eHealth, Inc. (a)	452	3,634
Employers Holdings, Inc.	422	15,787
Enstar Group Ltd. (a)	218	53,244
Erie Indemnity Co. Class A	399	83,794
Everest Re Group Ltd.	640	218,790
Fidelity National Financial, Inc.	4,486	161,496
First American Financial Corp.	1,654	94,311
Genworth Financial, Inc. Class A (a)	7,928	39,640
Globe Life, Inc.	1,491	163,443
Goosehead Insurance (a)	337	21,194
Hagerty, Inc. Class A (a)(b)	497	4,652
Hanover Insurance Group, Inc.	565	63,862
Hartford Financial Services Group, Inc.	5,137	369,967
HCI Group, Inc. (b)	117	7,228
Hippo Holdings, Inc. (a)	246	4,066
Horace Mann Educators Corp.	659	19,546
James River Group Holdings Ltd.	581	10,609
Kemper Corp.	1,025	49,467
Kinsale Capital Group, Inc.	360	134,712
Lemonade, Inc. (a)(b)	717	12,081
Lincoln National Corp.	2,599	66,950
Loews Corp.	3,197	189,838
Markel Group, Inc. (a)	219	302,916
Marsh & McLennan Companies, Inc.	8,039	1,511,975
MBIA, Inc. (a)	724	6,255
Mercury General Corp.	416	12,592
MetLife, Inc.	10,752	607,811
National Western Life Group, Inc.	36	14,960
Old Republic International Corp.	4,433	111,579
Oscar Health, Inc. (a)	1,823	14,693
Palomar Holdings, Inc. (a)	405	23,506
Primerica, Inc.	615	121,622
Principal Financial Group, Inc.	3,724	282,428
ProAssurance Corp.	811	12,238
Progressive Corp.	9,528	1,261,221
Prudential Financial, Inc.	6,010	530,202
Reinsurance Group of America, Inc.	1,101	152,698
RenaissanceRe Holdings Ltd.	726	135,414
RLI Corp.	649	88,569
Ryan Specialty Group Holdings, Inc. (a)(b)	1,327	59,569
Safety Insurance Group, Inc.	230	16,496
Selective Insurance Group, Inc.	965	92,592
Selectquote, Inc. (a)	1,595	3,110
Siriuspoint Ltd. (a)	1,446	13,057
Stewart Information Services Corp.	438	18,019
The Travelers Companies, Inc.	3,762	653,309
Trupanion, Inc. (a)(b)	550	10,824
United Fire Group, Inc.	341	7,727
Universal Insurance Holdings, Inc.	397	6,126
Unum Group	3,085	147,155
W.R. Berkley Corp.	3,336	198,692
White Mountains Insurance Group Ltd.	41	56,945
Willis Towers Watson PLC	1,736	408,828
		15,241,156
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	9,232	93,520
Annaly Capital Management, Inc.	7,738	154,837
Apollo Commercial Real Estate Finance, Inc.	2,112	23,908
Arbor Realty Trust, Inc. (b)	2,792	41,377
Ares Commercial Real Estate Corp.	909	9,226
Armour Residential REIT, Inc. (b)	2,592	13,815
Blackstone Mortgage Trust, Inc.	2,770	57,644
BrightSpire Capital, Inc.	2,064	13,891
Cherry Hill Mortgage Investment Corp. (b)	214	1,034
Chimera Investment Corp.	3,590	20,714
Claros Mortgage Trust, Inc. (b)	1,914	21,705
Dynex Capital, Inc.	873	10,991
Ellington Financial LLC (b)	1,081	14,918
Franklin BSP Realty Trust, Inc.	1,243	17,601
Granite Point Mortgage Trust, Inc.	859	4,553
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	1,398	34,950
Invesco Mortgage Capital, Inc.	578	6,630
KKR Real Estate Finance Trust, Inc.	930	11,318
Ladder Capital Corp. Class A	1,842	19,986
MFA Financial, Inc.	1,391	15,635
New York Mortgage Trust, Inc.	1,446	14,344
Orchid Island Capital, Inc. (b)	515	5,330
PennyMac Mortgage Investment Trust	1,481	19,964
Ready Capital Corp.	1,496	16,875
Redwood Trust, Inc.	1,737	11,065
Rithm Capital Corp.	7,663	71,649
Starwood Property Trust, Inc. (b)	4,963	96,282
TPG RE Finance Trust, Inc.	889	6,587
Two Harbors Investment Corp.	1,532	21,264
		851,613
TOTAL FINANCIALS		91,208,859
HEALTH CARE - 13.0%
Biotechnology - 2.4%
2seventy bio, Inc. (a)(b)	554	5,606
4D Molecular Therapeutics, Inc. (a)	490	8,854
Aadi Bioscience, Inc. (a)(b)	263	1,799
AbbVie, Inc.	28,817	3,882,514
ACADIA Pharmaceuticals, Inc. (a)	1,925	46,104
Actinium Pharmaceuticals, Inc. (a)(b)	400	2,968
Adicet Bio, Inc. (a)	499	1,213
ADMA Biologics, Inc. (a)	3,366	12,421
Aerovate Therapeutics, Inc. (a)	156	2,675
Agenus, Inc. (a)	4,163	6,661
Agios Pharmaceuticals, Inc. (a)	1,005	28,462
Akero Therapeutics, Inc. (a)	502	23,438
Aldeyra Therapeutics, Inc. (a)	789	6,620
Alector, Inc. (a)	916	5,505
Alkermes PLC (a)	2,638	82,569
Allakos, Inc. (a)	1,152	5,023
Allogene Therapeutics, Inc. (a)	1,453	7,221
Allovir, Inc. (a)	746	2,536
Alnylam Pharmaceuticals, Inc. (a)	2,020	383,679
Altimmune, Inc. (a)	677	2,390
ALX Oncology Holdings, Inc. (a)(b)	373	2,801
Amgen, Inc.	8,705	1,932,684
Amicus Therapeutics, Inc. (a)	4,043	50,780
AnaptysBio, Inc. (a)(b)	311	6,326
Anavex Life Sciences Corp. (a)(b)	1,172	9,528
Anika Therapeutics, Inc. (a)	225	5,846
Annexon, Inc. (a)	619	2,179
Apellis Pharmaceuticals, Inc. (a)	1,555	141,661
Arbutus Biopharma Corp. (a)	1,989	4,575
Arcellx, Inc. (a)	420	13,280
Arcturus Therapeutics Holdings, Inc. (a)	395	11,329
Arcus Biosciences, Inc. (a)	843	17,121
Arcutis Biotherapeutics, Inc. (a)	637	6,071
Ardelyx, Inc. (a)	3,165	10,729
Arrowhead Pharmaceuticals, Inc. (a)	1,743	62,155
Ars Pharmaceuticals, Inc. (a)	446	2,988
Atara Biotherapeutics, Inc. (a)	1,546	2,489
Avid Bioservices, Inc. (a)	988	13,802
Avidity Biosciences, Inc. (a)	1,005	11,145
Beam Therapeutics, Inc. (a)(b)	942	30,078
BioAtla, Inc. (a)(b)	495	1,485
BioCryst Pharmaceuticals, Inc. (a)(b)	2,973	20,930
Biogen, Inc. (a)	2,357	671,391
Biohaven Ltd.	970	23,202
BioMarin Pharmaceutical, Inc. (a)	3,062	265,414
Biomea Fusion, Inc. (a)	342	7,507
BioXcel Therapeutics, Inc. (a)(b)	308	2,051
bluebird bio, Inc. (a)(b)	1,804	5,935
Blueprint Medicines Corp. (a)	958	60,546
BridgeBio Pharma, Inc. (a)(b)	1,820	31,304
C4 Therapeutics, Inc. (a)	739	2,032
CareDx, Inc. (a)	774	6,579
Caribou Biosciences, Inc. (a)	885	3,761
Carisma Therapeutics, Inc. rights (a)(c)	1,904	0
Catalyst Pharmaceutical Partners, Inc. (a)	1,597	21,464
Celldex Therapeutics, Inc. (a)	736	24,972
Cerevel Therapeutics Holdings (a)	1,010	32,108
Chimerix, Inc. (a)	1,642	1,987
Chinook Therapeutics, Inc. (a)	704	27,048
Cogent Biosciences, Inc. (a)	1,464	17,334
Coherus BioSciences, Inc. (a)(b)	958	4,091
Crinetics Pharmaceuticals, Inc. (a)	722	13,010
CRISPR Therapeutics AG (a)(b)	1,336	75,003
Cullinan Oncology, Inc. (a)	333	3,583
Cytokinetics, Inc. (a)	1,507	49,158
CytomX Therapeutics, Inc. (a)	1,241	2,135
Day One Biopharmaceuticals, Inc. (a)	380	4,537
Deciphera Pharmaceuticals, Inc. (a)	902	12,700
Denali Therapeutics, Inc. (a)	1,892	55,833
DermTech, Inc. (a)(b)	459	1,193
Design Therapeutics, Inc. (a)(b)	491	3,093
Dynavax Technologies Corp. (a)(b)	1,902	24,574
Dyne Therapeutics, Inc. (a)	389	4,376
Eagle Pharmaceuticals, Inc. (a)	180	3,499
Editas Medicine, Inc. (a)(b)	996	8,197
Emergent BioSolutions, Inc. (a)	669	4,917
Enanta Pharmaceuticals, Inc. (a)	307	6,570
EQRx, Inc. (a)	3,623	6,739
Erasca, Inc. (a)(b)	1,011	2,790
Exact Sciences Corp. (a)	2,906	272,873
Exelixis, Inc. (a)	5,185	99,085
Fate Therapeutics, Inc. (a)(b)	1,236	5,883
FibroGen, Inc. (a)	1,392	3,758
G1 Therapeutics, Inc. (a)(b)	513	1,277
Generation Bio Co. (a)	704	3,872
Geron Corp. (a)	6,006	19,279
Gilead Sciences, Inc.	20,335	1,567,218
Gossamer Bio, Inc. (a)(b)	1,218	1,462
Gritstone Bio, Inc. (a)(b)	981	1,913
Halozyme Therapeutics, Inc. (a)	2,167	78,164
Heron Therapeutics, Inc. (a)(b)	1,578	1,830
HilleVax, Inc. (a)(b)	196	3,369
Horizon Therapeutics PLC (a)	3,705	381,059
Icosavax, Inc. (a)(b)	305	3,029
Ideaya Biosciences, Inc. (a)	619	14,547
IGM Biosciences, Inc. (a)(b)	106	978
ImmunityBio, Inc. (a)(b)	1,697	4,718
ImmunoGen, Inc. (a)	3,179	59,988
Immunovant, Inc. (a)	918	17,414
Incyte Corp. (a)	3,058	190,361
Inhibrx, Inc. (a)(b)	491	12,746
Inovio Pharmaceuticals, Inc. (a)	3,578	1,598
Inozyme Pharma, Inc. (a)	373	2,078
Insmed, Inc. (a)	2,138	45,112
Intellia Therapeutics, Inc. (a)	1,327	54,115
Intercept Pharmaceuticals, Inc. (a)(b)	548	6,061
Ionis Pharmaceuticals, Inc. (a)	2,387	97,939
Iovance Biotherapeutics, Inc. (a)	2,179	15,340
Ironwood Pharmaceuticals, Inc. Class A (a)	2,234	23,770
iTeos Therapeutics, Inc. (a)	386	5,111
Iveric Bio, Inc. (a)	2,064	81,198
Janux Therapeutics, Inc. (a)(b)	230	2,730
Kalvista Pharmaceuticals, Inc. (a)	307	2,763
Karuna Therapeutics, Inc. (a)	499	108,208
Karyopharm Therapeutics, Inc. (a)(b)	1,625	2,909
Keros Therapeutics, Inc. (a)	264	10,608
Kezar Life Sciences, Inc. (a)	891	2,183
Kiniksa Pharmaceuticals Ltd. (a)	482	6,787
Kodiak Sciences, Inc. (a)	567	3,912
Krystal Biotech, Inc. (a)	377	44,260
Kura Oncology, Inc. (a)	1,026	10,855
Kymera Therapeutics, Inc. (a)(b)	639	14,691
Lyell Immunopharma, Inc. (a)(b)	2,271	7,222
Macrogenics, Inc. (a)	928	4,965
Madrigal Pharmaceuticals, Inc. (a)	196	45,276
MannKind Corp. (a)(b)	4,096	16,671
Mersana Therapeutics, Inc. (a)	1,317	4,333
MiMedx Group, Inc. (a)	1,821	12,037
MiNK Therapeutics, Inc. (a)	60	126
Mirati Therapeutics, Inc. (a)	827	29,880
Mirum Pharmaceuticals, Inc. (a)(b)	392	10,141
Moderna, Inc. (a)	5,392	655,128
Morphic Holding, Inc. (a)	476	27,289
Myriad Genetics, Inc. (a)	1,281	29,694
Natera, Inc. (a)	1,831	89,096
NeoImmuneTech, Inc. (depository receipt) unit (a)	1,328	2,357
Neurocrine Biosciences, Inc. (a)	1,599	150,786
Nkarta, Inc. (a)	580	1,270
Novavax, Inc. (a)(b)	1,343	9,978
Nurix Therapeutics, Inc. (a)	745	7,443
Nuvalent, Inc. Class A (a)(b)	510	21,507
Ocugen, Inc. (a)(b)	3,133	1,702
Omniab, Inc. (c)	93	373
Omniab, Inc. (c)	93	353
Organogenesis Holdings, Inc. Class A (a)	1,016	3,373
ORIC Pharmaceuticals, Inc. (a)(b)	410	3,182
PDL BioPharma, Inc. (a)(c)	644	272
PDS Biotechnology Corp. (a)(b)	357	1,796
PMV Pharmaceuticals, Inc. (a)(b)	422	2,642
Point Biopharma Global, Inc. (a)(b)	1,149	10,410
Poseida Therapeutics, Inc. (a)(b)	835	1,470
Precigen, Inc. (a)	1,811	2,083
ProKidney Corp. (a)	161	1,802
Protagonist Therapeutics, Inc. (a)	712	19,665
Prothena Corp. PLC (a)	632	43,153
PTC Therapeutics, Inc. (a)	1,154	46,933
Puma Biotechnology, Inc. (a)	695	2,453
RAPT Therapeutics, Inc. (a)	365	6,826
Recursion Pharmaceuticals, Inc. (a)(b)	1,980	14,791
Regeneron Pharmaceuticals, Inc. (a)	1,753	1,259,601
REGENXBIO, Inc. (a)	626	12,514
Relay Therapeutics, Inc. (a)(b)	1,417	17,798
Repligen Corp. (a)	861	121,797
Replimune Group, Inc. (a)	596	13,839
Revolution Medicines, Inc. (a)	1,572	42,051
Rhythm Pharmaceuticals, Inc. (a)	754	12,433
Rigel Pharmaceuticals, Inc. (a)	2,433	3,139
Rocket Pharmaceuticals, Inc. (a)	1,123	22,314
Sage Therapeutics, Inc. (a)	839	39,450
Sana Biotechnology, Inc. (a)(b)	1,495	8,910
Sangamo Therapeutics, Inc. (a)	2,252	2,928
Sarepta Therapeutics, Inc. (a)	1,446	165,596
Scholar Rock Holding Corp. (a)(b)	585	4,411
Seagen, Inc. (a)	2,240	431,110
Selecta Biosciences, Inc. (a)(b)	1,985	2,223
Seres Therapeutics, Inc. (a)(b)	1,495	7,161
SpringWorks Therapeutics, Inc. (a)	867	22,733
Stoke Therapeutics, Inc. (a)	376	3,997
Sutro Biopharma, Inc. (a)	814	3,785
Syndax Pharmaceuticals, Inc. (a)	1,037	21,704
Tango Therapeutics, Inc. (a)	710	2,357
TG Therapeutics, Inc. (a)	2,216	55,045
Travere Therapeutics, Inc. (a)	994	15,268
Twist Bioscience Corp. (a)(b)	851	17,411
Ultragenyx Pharmaceutical, Inc. (a)	1,129	52,081
uniQure B.V. (a)	669	7,667
United Therapeutics Corp. (a)	753	166,225
Vanda Pharmaceuticals, Inc. (a)	779	5,134
Vaxart, Inc. (a)(b)	1,728	1,261
Vaxcyte, Inc. (a)	1,093	54,584
Vera Therapeutics, Inc. (a)	442	7,094
Veracyte, Inc. (a)(b)	1,127	28,705
Vericel Corp. (a)(b)	758	28,478
Vertex Pharmaceuticals, Inc. (a)	4,192	1,475,207
Verve Therapeutics, Inc. (a)(b)	640	12,000
Viking Therapeutics, Inc. (a)	1,405	22,775
Vir Biotechnology, Inc. (a)	1,195	29,313
Viridian Therapeutics, Inc. (a)	647	15,392
Voyager Therapeutics, Inc. (a)	418	4,786
X4 Pharmaceuticals, Inc. (a)	1,699	3,296
Xencor, Inc. (a)	948	23,672
Y-mAbs Therapeutics, Inc. (a)	541	3,673
Zentalis Pharmaceuticals, Inc. (a)	663	18,703
		17,214,023
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	28,397	3,095,841
Align Technology, Inc. (a)	1,186	419,417
Alphatec Holdings, Inc. (a)	1,126	20,245
Angiodynamics, Inc. (a)	578	6,029
Artivion, Inc. (a)	593	10,194
Atricure, Inc. (a)	733	36,181
Atrion Corp.	21	11,880
Avanos Medical, Inc. (a)	743	18,991
AxoGen, Inc. (a)	607	5,542
Axonics Modulation Technologies, Inc. (a)	798	40,275
Baxter International, Inc.	8,241	375,460
Becton, Dickinson & Co.	4,622	1,220,254
Beyond Air, Inc. (a)(b)	312	1,329
Boston Scientific Corp. (a)	23,334	1,262,136
Butterfly Network, Inc. Class A (a)(b)	2,030	4,669
Cerus Corp. (a)	2,588	6,366
CONMED Corp. (b)	490	66,586
Cutera, Inc. (a)	287	4,342
CVRx, Inc. (a)	171	2,640
Dentsply Sirona, Inc.	3,565	142,671
DexCom, Inc. (a)	6,299	809,484
Edwards Lifesciences Corp. (a)	10,082	951,035
Embecta Corp.	880	19,008
Enovis Corp. (a)	770	49,372
Envista Holdings Corp. (a)	2,619	88,627
Figs, Inc. Class A (a)(b)	2,072	17,135
GE Healthcare Holding LLC	5,925	481,347
Glaukos Corp. (a)	819	58,321
Globus Medical, Inc. (a)	1,246	74,187
Haemonetics Corp. (a)	806	68,623
Hologic, Inc. (a)	4,041	327,200
ICU Medical, Inc. (a)(b)	322	57,377
IDEXX Laboratories, Inc. (a)	1,352	679,015
Inari Medical, Inc. (a)(b)	775	45,059
Inogen, Inc. (a)	325	3,754
Inspire Medical Systems, Inc. (a)	480	155,827
Insulet Corp. (a)	1,135	327,266
Integer Holdings Corp. (a)	520	46,077
Integra LifeSciences Holdings Corp. (a)	1,166	47,958
Intuitive Surgical, Inc. (a)	5,709	1,952,135
iRhythm Technologies, Inc. (a)	479	49,969
Lantheus Holdings, Inc. (a)	1,157	97,095
LeMaitre Vascular, Inc.	298	20,049
LivaNova PLC (a)	842	43,304
Masimo Corp. (a)	804	132,298
Medtronic PLC	21,670	1,909,127
Merit Medical Systems, Inc. (a)	920	76,949
Neogen Corp. (a)	3,663	79,670
Nevro Corp. (a)	556	14,134
Novocure Ltd. (a)(b)	1,437	59,636
NuVasive, Inc. (a)	821	34,145
Omnicell, Inc. (a)	717	52,821
OraSure Technologies, Inc. (a)	1,190	5,962
Orthofix International NV (a)	516	9,319
OrthoPediatrics Corp. (a)	252	11,050
Outset Medical, Inc. (a)	793	17,343
Paragon 28, Inc. (a)	401	7,114
Penumbra, Inc. (a)(b)	624	214,693
PROCEPT BioRobotics Corp. (a)	524	18,523
Pulmonx Corp. (a)	542	7,106
QuidelOrtho Corp. (a)	854	70,762
ResMed, Inc.	2,400	524,400
RxSight, Inc. (a)	261	7,517
Semler Scientific, Inc. (a)	59	1,548
Senseonics Holdings, Inc. (a)(b)	7,770	5,929
Shockwave Medical, Inc. (a)	594	169,534
SI-BONE, Inc. (a)	495	13,355
Sight Sciences, Inc. (a)(b)	339	2,807
Silk Road Medical, Inc. (a)	615	19,981
Staar Surgical Co. (a)	771	40,531
STERIS PLC	1,623	365,143
Stryker Corp.	5,489	1,674,639
SurModics, Inc. (a)	195	6,105
Tactile Systems Technology, Inc. (a)(b)	297	7,404
Tandem Diabetes Care, Inc. (a)	1,001	24,565
Teleflex, Inc.	774	187,331
The Cooper Companies, Inc.	808	309,811
TransMedics Group, Inc. (a)	505	42,410
Treace Medical Concepts, Inc. (a)	569	14,555
UFP Technologies, Inc. (a)	112	21,711
Varex Imaging Corp. (a)	655	15,438
ViewRay, Inc. (a)	2,051	722
Zimmer Biomet Holdings, Inc.	3,425	498,680
Zimvie, Inc. (a)	333	3,740
Zomedica Corp. (a)(b)	17,410	3,482
Zynex, Inc. (a)(b)	331	3,174
		19,905,436
Health Care Providers & Services - 2.7%
23andMe Holding Co. Class A (a)(b)	4,167	7,292
Acadia Healthcare Co., Inc. (a)	1,504	119,779
Accolade, Inc. (a)(b)	1,015	13,672
AdaptHealth Corp. (a)(b)	1,134	13,801
Addus HomeCare Corp. (a)	254	23,546
Agiliti, Inc. (a)(b)	475	7,838
agilon health, Inc. (a)(b)	3,140	54,448
Alignment Healthcare, Inc. (a)	1,298	7,464
Amedisys, Inc. (a)	510	46,634
AmerisourceBergen Corp.	2,626	505,321
AMN Healthcare Services, Inc. (a)	734	80,094
Apollo Medical Holdings, Inc. (a)(b)	622	19,655
Brookdale Senior Living, Inc. (a)	2,744	11,580
Cano Health, Inc. (a)	2,619	3,640
Cardinal Health, Inc.	4,201	397,289
CareMax, Inc. Class A (a)	1,054	3,278
Castle Biosciences, Inc. (a)	364	4,994
Centene Corp. (a)	8,990	606,376
Chemed Corp.	247	133,792
Cigna Group	4,866	1,365,400
Clover Health Investments Corp. (a)	4,474	4,014
Community Health Systems, Inc. (a)	1,945	8,558
Corvel Corp. (a)	140	27,090
Cross Country Healthcare, Inc. (a)	544	15,276
CVS Health Corp.	20,922	1,446,338
DaVita HealthCare Partners, Inc. (a)	909	91,327
DocGo, Inc. Class A (a)(b)	1,338	12,537
Elevance Health, Inc.	3,892	1,729,177
Encompass Health Corp.	1,654	111,992
Enhabit Home Health & Hospice	771	8,867
Fulgent Genetics, Inc. (a)	298	11,035
GeneDx Holdings Corp. Class A (a)(b)	287	1,711
Guardant Health, Inc. (a)	1,735	62,113
HCA Holdings, Inc.	3,451	1,047,309
HealthEquity, Inc. (a)	1,416	89,406
Henry Schein, Inc. (a)	2,229	180,772
Hims & Hers Health, Inc. (a)	1,950	18,330
Humana, Inc.	2,037	910,804
Invitae Corp. (a)(b)	3,413	3,857
Laboratory Corp. of America Holdings	1,446	348,963
LifeStance Health Group, Inc. (a)	1,460	13,330
McKesson Corp.	2,231	953,329
Modivcare, Inc. (a)(b)	200	9,042
Molina Healthcare, Inc. (a)	958	288,588
National Healthcare Corp.	211	13,044
National Research Corp. Class A	233	10,138
NeoGenomics, Inc. (a)	1,983	31,867
Opko Health, Inc. (a)	6,262	13,589
Option Care Health, Inc. (a)	2,809	91,264
Owens & Minor, Inc. (a)	1,399	26,637
Patterson Companies, Inc.	1,367	45,466
Pediatrix Medical Group, Inc. (a)	1,316	18,700
Pennant Group, Inc. (a)	400	4,912
PetIQ, Inc. Class A (a)	434	6,584
Premier, Inc.	2,019	55,846
Privia Health Group, Inc. (a)(b)	780	20,366
Progyny, Inc. (a)	1,177	46,303
Quest Diagnostics, Inc.	1,811	254,554
R1 RCM, Inc. (b)	2,191	40,424
RadNet, Inc. (a)	759	24,759
Select Medical Holdings Corp.	1,774	56,520
Surgery Partners, Inc. (a)	1,161	52,233
Tenet Healthcare Corp. (a)	1,781	144,938
The Ensign Group, Inc.	930	88,778
The Joint Corp. (a)	247	3,335
U.S. Physical Therapy, Inc.	208	25,249
UnitedHealth Group, Inc.	15,220	7,315,341
Universal Health Services, Inc. Class B	1,051	165,816
		19,376,321
Health Care Technology - 0.1%
American Well Corp. (a)	3,515	7,382
Certara, Inc. (a)	1,652	30,083
Computer Programs & Systems, Inc. (a)	204	5,037
Definitive Healthcare Corp. (a)(b)	614	6,754
Doximity, Inc. (a)(b)	1,896	64,502
Evolent Health, Inc. (a)(b)	1,449	43,905
GoodRx Holdings, Inc. (a)(b)	1,079	5,956
Health Catalyst, Inc. (a)	863	10,788
HealthStream, Inc.	368	9,038
MultiPlan Corp. Class A (a)(b)	3,604	7,604
Nextgen Healthcare, Inc. (a)	788	12,781
OptimizeRx Corp. (a)	276	3,944
Phreesia, Inc. (a)	813	25,211
Schrodinger, Inc. (a)(b)	865	43,181
Sharecare, Inc. Class A (a)(b)	4,598	8,047
Simulations Plus, Inc. (b)	264	11,439
Teladoc Health, Inc. (a)(b)	2,581	65,351
Veeva Systems, Inc. Class A (a)	2,305	455,768
Veradigm, Inc. (a)(b)	1,658	20,891
		837,662
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	1,611	89,958
Adaptive Biotechnologies Corp. (a)	1,732	11,622
Agilent Technologies, Inc.	4,821	579,725
Akoya Biosciences, Inc. (a)	284	2,099
Avantor, Inc. (a)	11,063	227,234
Azenta, Inc. (a)	1,110	51,815
Bio-Rad Laboratories, Inc. Class A (a)	357	135,346
Bio-Techne Corp.	2,584	210,932
BioLife Solutions, Inc. (a)(b)	718	15,868
BioNano Genomics, Inc. (a)(b)	4,462	2,722
Bruker Corp. (b)	1,668	123,299
Charles River Laboratories International, Inc. (a)	836	175,769
Codexis, Inc. (a)	953	2,668
CryoPort, Inc. (a)	750	12,938
Cytek Biosciences, Inc. (a)	1,243	10,615
Danaher Corp.	10,668	2,560,320
Illumina, Inc. (a)	2,566	481,099
IQVIA Holdings, Inc. (a)	3,025	679,929
Maravai LifeSciences Holdings, Inc. (a)	1,726	21,454
MaxCyte, Inc. (a)	1,415	6,495
Medpace Holdings, Inc. (a)	403	96,789
Mesa Laboratories, Inc.	78	10,023
Mettler-Toledo International, Inc. (a)	361	473,502
Nanostring Technologies, Inc. (a)	721	2,920
OmniAb, Inc. (a)	1,619	8,144
Pacific Biosciences of California, Inc. (a)	3,683	48,984
Quanterix Corp. (a)	526	11,861
Quantum-Si, Inc. (a)(b)	1,415	2,533
Revvity, Inc.	2,070	245,895
Seer, Inc. (a)	517	2,208
SomaLogic, Inc. Class A (a)(b)	2,619	6,050
Sotera Health Co. (a)	1,523	28,693
Syneos Health, Inc. (a)	1,642	69,194
Thermo Fisher Scientific, Inc.	6,381	3,329,287
Waters Corp. (a)	972	259,077
West Pharmaceutical Services, Inc.	1,206	461,259
		10,458,326
Pharmaceuticals - 3.6%
Aclaris Therapeutics, Inc. (a)	816	8,462
Amneal Pharmaceuticals, Inc. (a)	1,316	4,080
Amphastar Pharmaceuticals, Inc. (a)	601	34,539
Amylyx Pharmaceuticals, Inc. (a)(b)	617	13,309
ANI Pharmaceuticals, Inc. (a)	196	10,551
Arvinas Holding Co. LLC (a)	731	18,143
Assertio Holdings, Inc. (a)(b)	752	4,076
Atea Pharmaceuticals, Inc. (a)	1,277	4,776
Axsome Therapeutics, Inc. (a)(b)	548	39,379
Bristol-Myers Squibb Co.	34,630	2,214,589
Cara Therapeutics, Inc. (a)	718	2,032
Cassava Sciences, Inc. (a)(b)	650	15,938
Catalent, Inc. (a)	2,994	129,820
Collegium Pharmaceutical, Inc. (a)	513	11,024
Corcept Therapeutics, Inc. (a)	1,464	32,574
CymaBay Therapeutics, Inc. (a)	1,441	15,779
DICE Therapeutics, Inc. (a)	554	25,739
Edgewise Therapeutics, Inc. (a)	610	4,728
Elanco Animal Health, Inc. (a)	7,590	76,355
Eli Lilly & Co.	12,847	6,024,986
Esperion Therapeutics, Inc. (a)	1,045	1,453
Evolus, Inc. (a)(b)	514	3,737
Fulcrum Therapeutics, Inc. (a)	647	2,135
Harmony Biosciences Holdings, Inc. (a)	472	16,610
Harrow Health, Inc. (a)	423	8,054
Innoviva, Inc. (a)(b)	947	12,055
Intra-Cellular Therapies, Inc. (a)	1,486	94,094
Jazz Pharmaceuticals PLC (a)	1,053	130,540
Johnson & Johnson	42,569	7,046,021
Ligand Pharmaceuticals, Inc. Class B (a)	246	17,737
Liquidia Corp. (a)	845	6,633
Marinus Pharmaceuticals, Inc. (a)	691	7,504
Merck & Co., Inc.	41,294	4,764,915
Mind Medicine (MindMed), Inc. (a)(b)	520	1,856
Nektar Therapeutics (a)	2,694	1,550
NGM Biopharmaceuticals, Inc. (a)	583	1,510
Nuvation Bio, Inc. (a)	1,978	3,560
Ocular Therapeutix, Inc. (a)(b)	1,253	6,465
Omeros Corp. (a)(b)	1,073	5,837
Organon & Co.	4,298	89,441
Pacira Biosciences, Inc. (a)	726	29,091
Perrigo Co. PLC	2,152	73,060
Pfizer, Inc.	91,448	3,354,313
Phathom Pharmaceuticals, Inc. (a)(b)	380	5,442
Phibro Animal Health Corp. Class A	360	4,932
Pliant Therapeutics, Inc. (a)	655	11,869
Prestige Brands Holdings, Inc. (a)	804	47,782
Reata Pharmaceuticals, Inc. (a)(b)	446	45,474
Revance Therapeutics, Inc. (a)	1,294	32,751
Royalty Pharma PLC	6,123	188,221
Scilex Holding Co.	881	4,662
SIGA Technologies, Inc. (b)	576	2,909
Supernus Pharmaceuticals, Inc. (a)	876	26,333
Tarsus Pharmaceuticals, Inc. (a)(b)	297	5,367
Theravance Biopharma, Inc. (a)(b)	928	9,605
Theseus Pharmaceuticals, Inc. (a)(b)	284	2,650
Ventyx Biosciences, Inc. (a)	421	13,809
Viatris, Inc.	19,949	199,091
WAVE Life Sciences (a)	988	3,596
Xeris Biopharma Holdings, Inc. (a)(b)	2,066	5,413
Xeris Biopharma Holdings, Inc. rights (a)(c)	400	0
Zoetis, Inc. Class A	7,597	1,308,279
		26,287,235
TOTAL HEALTH CARE		94,079,003
INDUSTRIALS - 9.7%
Aerospace & Defense - 1.6%
AAR Corp. (a)	529	30,555
Aerojet Rocketdyne Holdings, Inc. (a)	1,257	68,972
AeroVironment, Inc. (a)	406	41,526
AerSale Corp. (a)	269	3,954
Archer Aviation, Inc. Class A (a)(b)	2,455	10,115
Astronics Corp. (a)	360	7,150
Axon Enterprise, Inc. (a)	1,107	215,998
BWX Technologies, Inc.	1,471	105,279
Cadre Holdings, Inc.	244	5,319
Curtiss-Wright Corp.	651	119,563
Ducommun, Inc. (a)	166	7,233
General Dynamics Corp.	3,663	788,094
HEICO Corp.	656	116,073
HEICO Corp. Class A	1,142	160,565
Hexcel Corp.	1,348	102,475
Howmet Aerospace, Inc.	6,040	299,342
Huntington Ingalls Industries, Inc.	663	150,899
Kaman Corp.	430	10,462
Kratos Defense & Security Solutions, Inc. (a)	1,974	28,307
L3Harris Technologies, Inc.	3,104	607,670
Lockheed Martin Corp.	3,698	1,702,485
Mercury Systems, Inc. (a)(b)	1,053	36,423
Moog, Inc. Class A	461	49,986
National Presto Industries, Inc.	83	6,076
Northrop Grumman Corp.	2,343	1,067,939
Park Aerospace Corp.	335	4,623
Parsons Corp. (a)	520	25,033
Raytheon Technologies Corp.	23,847	2,336,052
Rocket Lab U.S.A., Inc. Class A (a)(b)	4,053	24,318
Spirit AeroSystems Holdings, Inc. Class A	1,690	49,331
Terran Orbital Corp. Class A (a)(b)	953	1,430
Textron, Inc.	3,457	233,797
The Boeing Co. (a)	9,162	1,934,648
TransDigm Group, Inc.	845	755,574
Triumph Group, Inc. (a)	944	11,677
V2X, Inc. (a)	151	7,484
Virgin Galactic Holdings, Inc. (a)(b)	3,606	13,991
Woodward, Inc.	996	118,434
		11,258,852
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	866	16,341
C.H. Robinson Worldwide, Inc.	1,938	182,850
Expeditors International of Washington, Inc.	2,604	315,423
FedEx Corp.	3,780	937,062
Forward Air Corp.	424	44,991
GXO Logistics, Inc. (a)(b)	1,978	124,258
Hub Group, Inc. Class A (a)	513	41,204
United Parcel Service, Inc. Class B	11,883	2,130,028
		3,792,157
Building Products - 0.7%
A.O. Smith Corp.	2,097	152,620
AAON, Inc.	673	63,807
Advanced Drain Systems, Inc. (b)	1,041	118,445
Allegion PLC	1,449	173,909
American Woodmark Corp. (a)	258	19,703
Apogee Enterprises, Inc.	370	17,564
Armstrong World Industries, Inc.	739	54,287
AZZ, Inc.	403	17,514
Builders FirstSource, Inc. (a)	2,400	326,400
Carlisle Companies, Inc.	845	216,768
Carrier Global Corp.	13,593	675,708
CSW Industrials, Inc.	244	40,550
Fortune Brands Home & Security, Inc.	2,136	153,685
Gibraltar Industries, Inc. (a)	496	31,208
Griffon Corp.	733	29,540
Hayward Holdings, Inc. (a)	1,813	23,297
Insteel Industries, Inc.	310	9,647
Janus International Group, Inc. (a)	1,259	13,421
Jeld-Wen Holding, Inc. (a)	1,577	27,661
Johnson Controls International PLC	11,193	762,691
Lennox International, Inc.	534	174,121
Masco Corp.	3,709	212,822
Masonite International Corp. (a)	362	37,083
MasterBrand, Inc.	1,950	22,679
Owens Corning	1,543	201,362
PGT Innovations, Inc. (a)	953	27,780
Quanex Building Products Corp.	496	13,318
Resideo Technologies, Inc. (a)	2,284	40,335
Simpson Manufacturing Co. Ltd.	683	94,596
Tecnoglass, Inc.	323	16,686
The AZEK Co., Inc. (a)	1,742	52,765
Trane Technologies PLC	3,728	713,017
Trex Co., Inc. (a)(b)	1,832	120,106
UFP Industries, Inc.	988	95,885
Zurn Elkay Water Solutions Cor (b)	2,455	66,015
		4,816,995
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	1,166	49,730
ACCO Brands Corp.	1,412	7,357
ACV Auctions, Inc. Class A (a)	1,827	31,552
Aris Water Solution, Inc. Class A (b)	404	4,169
Aurora Innovation, Inc. (a)	5,821	17,114
Brady Corp. Class A	721	34,298
BrightView Holdings, Inc. (a)	630	4,523
Casella Waste Systems, Inc. Class A (a)	812	73,445
CECO Environmental Corp. (a)	449	5,999
Cimpress PLC (a)	302	17,963
Cintas Corp.	1,407	699,392
Clean Harbors, Inc. (a)	806	132,531
Copart, Inc. (a)	6,985	637,102
CoreCivic, Inc. (a)	2,254	21,210
Deluxe Corp.	714	12,481
Driven Brands Holdings, Inc. (a)	896	24,246
Ennis, Inc.	382	7,785
Enviri Corp. (a)	1,264	12,476
Healthcare Services Group, Inc.	1,444	21,559
Heritage-Crystal Clean, Inc. (a)	236	8,918
HNI Corp.	624	17,584
Interface, Inc.	925	8,131
Liquidity Services, Inc. (a)	406	6,699
Matthews International Corp. Class A	465	19,818
Millerknoll, Inc.	1,141	16,864
Montrose Environmental Group, Inc. (a)	425	17,901
MSA Safety, Inc.	589	102,462
OpenLane, Inc. (a)	1,730	26,331
Pitney Bowes, Inc. (b)	2,485	8,797
Republic Services, Inc.	3,338	511,281
Rollins, Inc.	3,815	163,396
SP Plus Corp. (a)	334	13,063
Steelcase, Inc. Class A	1,464	11,287
Stericycle, Inc. (a)	1,469	68,220
Tetra Tech, Inc.	883	144,582
The Brink's Co.	740	50,194
The GEO Group, Inc. (a)	1,883	13,482
UniFirst Corp.	235	36,427
Viad Corp. (a)	486	13,064
VSE Corp.	166	9,079
Waste Management, Inc.	6,037	1,046,937
		4,129,449
Construction & Engineering - 0.3%
AECOM	2,279	193,009
Ameresco, Inc. Class A (a)(b)	536	26,066
API Group Corp. (a)	3,229	88,023
Arcosa, Inc.	777	58,873
Argan, Inc.	204	8,040
Comfort Systems U.S.A., Inc.	601	98,684
Construction Partners, Inc. Class A (a)	674	21,157
Dycom Industries, Inc. (a)	477	54,211
EMCOR Group, Inc.	789	145,791
Fluor Corp. (a)	2,269	67,162
Granite Construction, Inc.	698	27,766
Great Lakes Dredge & Dock Corp. (a)	972	7,932
MasTec, Inc. (a)	987	116,436
MDU Resources Group, Inc.	3,254	68,139
MYR Group, Inc. (a)	268	37,075
Northwest Pipe Co. (a)	161	4,869
Primoris Services Corp.	842	25,656
Quanta Services, Inc.	2,329	457,532
Sterling Construction Co., Inc. (a)	483	26,951
Tutor Perini Corp. (a)	721	5,155
Valmont Industries, Inc.	341	99,248
Willscot Mobile Mini Holdings (a)	3,444	164,589
		1,802,364
Electrical Equipment - 0.7%
Acuity Brands, Inc.	511	83,334
Allied Motion Technologies, Inc.	213	8,507
AMETEK, Inc.	3,742	605,755
Array Technologies, Inc. (a)(b)	2,191	49,517
Atkore, Inc. (a)	632	98,554
Babcock & Wilcox Enterprises, Inc. (a)	1,193	7,039
Beam Global (a)	98	1,014
Blink Charging Co. (a)(b)	757	4,534
Bloom Energy Corp. Class A (a)(b)	3,115	50,930
ChargePoint Holdings, Inc. Class A (a)(b)	4,241	37,278
Eaton Corp. PLC	6,482	1,303,530
Emerson Electric Co.	9,307	841,260
Encore Wire Corp. (b)	294	54,663
Energy Vault Holdings, Inc. Class A (a)(b)	1,094	2,987
EnerSys	657	71,298
Enovix Corp. (a)(b)	1,760	31,750
Eos Energy Enterprises, Inc. (a)	1,425	6,185
Fluence Energy, Inc. (a)(b)	585	15,584
FTC Solar, Inc. (a)(b)	532	1,713
FuelCell Energy, Inc. (a)(b)	6,322	13,656
Generac Holdings, Inc. (a)	1,043	155,543
GrafTech International Ltd.	3,877	19,540
Hubbell, Inc. Class B	875	290,115
LSI Industries, Inc. (b)	435	5,464
NuScale Power Corp. (a)(b)	318	2,162
nVent Electric PLC	2,756	142,403
Plug Power, Inc. (a)(b)	8,765	91,068
Powell Industries, Inc.	157	9,513
Regal Rexnord Corp.	1,091	167,905
Rockwell Automation, Inc.	1,873	617,060
Sensata Technologies, Inc. PLC	2,554	114,904
SES AI Corp. Class A (a)(b)	2,292	5,592
Shoals Technologies Group, Inc. (a)	2,573	65,766
Stem, Inc. (a)(b)	2,337	13,368
SunPower Corp. (a)(b)	1,322	12,956
Sunrun, Inc. (a)(b)	3,390	60,545
Thermon Group Holdings, Inc. (a)	550	14,630
TPI Composites, Inc. (a)(b)	670	6,948
Vertiv Holdings Co.	5,032	124,643
Vicor Corp. (a)	351	18,954
		5,228,167
Ground Transportation - 1.0%
ArcBest Corp.	389	38,433
Avis Budget Group, Inc. (a)	418	95,584
Covenant Transport Group, Inc. Class A	125	5,479
CSX Corp.	34,215	1,166,732
Daseke, Inc. (a)	1,005	7,166
FTAI Infrastructure LLC	1,565	5,775
Heartland Express, Inc.	679	11,142
Hertz Global Holdings, Inc. (a)	2,798	51,455
J.B. Hunt Transport Services, Inc.	1,363	246,744
Knight-Swift Transportation Holdings, Inc. Class A	2,661	147,845
Landstar System, Inc.	578	111,288
Lyft, Inc. (a)	5,121	49,110
Marten Transport Ltd.	893	19,200
Norfolk Southern Corp.	3,710	841,280
Old Dominion Freight Lines, Inc.	1,478	546,491
RXO, Inc.	1,888	42,801
Ryder System, Inc.	805	68,256
Saia, Inc. (a)	437	149,633
Schneider National, Inc. Class B	608	17,462
TuSimple Holdings, Inc. (a)(b)	2,185	3,627
U-Haul Holding Co. (b)	239	13,221
U-Haul Holding Co. (non-vtg.)	1,414	71,647
Uber Technologies, Inc. (a)	32,497	1,402,895
Union Pacific Corp.	9,962	2,038,424
Universal Logistics Holdings, Inc.	107	3,083
Werner Enterprises, Inc.	959	42,369
XPO, Inc. (a)	1,919	113,221
		7,310,363
Industrial Conglomerates - 0.7%
3M Co.	8,980	898,808
General Electric Co.	17,744	1,949,178
Honeywell International, Inc.	10,876	2,256,770
		5,104,756
Machinery - 1.9%
3D Systems Corp. (a)	2,057	20,426
AGCO Corp.	1,025	134,706
Alamo Group, Inc.	162	29,793
Albany International Corp. Class A	490	45,707
Allison Transmission Holdings, Inc.	1,484	83,787
Astec Industries, Inc.	353	16,040
Barnes Group, Inc.	793	33,457
Blue Bird Corp. (a)	281	6,317
Caterpillar, Inc.	8,474	2,085,028
Chart Industries, Inc. (a)	709	113,291
CIRCOR International, Inc. (a)	315	17,782
Columbus McKinnon Corp. (NY Shares)	464	18,862
Crane Co.	765	68,177
Crane Nxt Co.	774	43,685
Cummins, Inc.	2,303	564,603
Deere & Co.	4,403	1,784,052
Desktop Metal, Inc. (a)(b)	3,728	6,599
Donaldson Co., Inc.	1,965	122,832
Douglas Dynamics, Inc.	341	10,189
Dover Corp.	2,289	337,971
Energy Recovery, Inc. (a)	887	24,792
Enerpac Tool Group Corp. Class A	897	24,219
EnPro Industries, Inc.	329	43,931
ESAB Corp.	830	55,228
ESCO Technologies, Inc. (b)	405	41,970
Federal Signal Corp.	974	62,365
Flowserve Corp.	2,083	77,383
Fortive Corp.	5,757	430,451
Franklin Electric Co., Inc.	625	64,313
Gates Industrial Corp. PLC (a)	1,589	21,420
Gorman-Rupp Co.	332	9,572
Graco, Inc.	2,759	238,240
Helios Technologies, Inc.	517	34,169
Hillenbrand, Inc.	1,197	61,382
Hillman Solutions Corp. Class A (a)	2,295	20,678
Hyliion Holdings Corp. Class A (a)(b)	1,763	2,944
Hyster-Yale Materials Handling, Inc. Class A	165	9,214
IDEX Corp.	1,232	265,200
Illinois Tool Works, Inc.	4,517	1,129,973
Ingersoll Rand, Inc.	6,604	431,637
ITT, Inc.	1,388	129,375
John Bean Technologies Corp.	550	66,715
Kadant, Inc.	185	41,089
Kennametal, Inc.	1,245	35,346
Lincoln Electric Holdings, Inc.	950	188,699
Lindsay Corp.	178	21,243
Luxfer Holdings PLC sponsored	434	6,176
Manitowoc Co., Inc. (a)	583	10,978
Microvast Holdings, Inc. (a)(b)	2,997	4,795
Middleby Corp. (a)	907	134,082
Mueller Industries, Inc.	915	79,861
Mueller Water Products, Inc. Class A	2,485	40,332
Nikola Corp. (a)(b)	5,378	7,422
Nordson Corp.	878	217,902
Omega Flex, Inc.	49	5,085
Oshkosh Corp.	1,040	90,054
Otis Worldwide Corp.	6,744	600,283
PACCAR, Inc.	8,500	711,025
Parker Hannifin Corp.	2,090	815,184
Pentair PLC	2,709	175,001
Proterra, Inc. Class A (a)	2,841	3,409
Proto Labs, Inc. (a)	401	14,019
RBC Bearings, Inc. (a)	485	105,473
REV Group, Inc.	439	5,821
Shyft Group, Inc. (The)	486	10,721
Snap-On, Inc.	869	250,437
SPX Technologies, Inc. (a)	765	65,002
Standex International Corp.	189	26,738
Stanley Black & Decker, Inc.	2,425	227,247
Tennant Co.	298	24,171
Terex Corp.	1,078	64,497
The Greenbrier Companies, Inc.	500	21,550
Timken Co.	1,060	97,022
Titan International, Inc. (a)	741	8,507
Toro Co.	1,723	175,143
Trinity Industries, Inc.	1,444	37,125
Velo3D, Inc. (a)(b)	755	1,631
Wabash National Corp.	760	19,486
Watts Water Technologies, Inc. Class A	439	80,657
Westinghouse Air Brake Tech Co.	2,969	325,610
Xylem, Inc.	2,934	330,427
		13,867,725
Marine Transportation - 0.0%
Eagle Bulk Shipping, Inc. (b)	151	7,254
Eneti, Inc.	334	4,045
Genco Shipping & Trading Ltd. (b)	612	8,586
Kirby Corp. (a)	965	74,257
Matson, Inc.	612	47,571
		141,713
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	2,053	109,179
Allegiant Travel Co. (a)	245	30,939
American Airlines Group, Inc. (a)	10,672	191,456
Blade Air Mobility, Inc. (a)(b)	954	3,759
Delta Air Lines, Inc.	10,453	496,936
Frontier Group Holdings, Inc. (a)	584	5,647
Hawaiian Holdings, Inc. (a)	787	8,476
JetBlue Airways Corp. (a)	5,236	46,391
Joby Aviation, Inc. (a)(b)	5,105	52,377
SkyWest, Inc. (a)	814	33,146
Southwest Airlines Co.	9,722	352,034
Spirit Airlines, Inc.	1,722	29,550
Sun Country Airlines Holdings, Inc. (a)	469	10,543
United Airlines Holdings, Inc. (a)	5,340	293,006
Wheels Up Experience, Inc. Class A (a)(b)	284	332
		1,663,771
Professional Services - 1.0%
Alight, Inc. Class A (a)	4,904	45,313
ASGN, Inc. (a)	859	64,966
Automatic Data Processing, Inc.	6,743	1,482,044
Barrett Business Services, Inc.	109	9,505
Booz Allen Hamilton Holding Corp. Class A	2,166	241,726
Broadridge Financial Solutions, Inc.	1,921	318,175
CACI International, Inc. Class A (a)	391	133,268
CBIZ, Inc. (a)	817	43,530
Ceridian HCM Holding, Inc. (a)	2,542	170,238
Clarivate Analytics PLC (a)(b)	6,862	65,395
Concentrix Corp.	731	59,028
Conduent, Inc. (a)	2,442	8,303
CoStar Group, Inc. (a)	6,631	590,159
CRA International, Inc.	118	12,036
CSG Systems International, Inc.	479	25,262
Dun & Bradstreet Holdings, Inc.	3,844	44,475
Equifax, Inc.	2,000	470,600
ExlService Holdings, Inc. (a)	531	80,213
Exponent, Inc.	806	75,216
First Advantage Corp. (a)	854	13,160
FiscalNote Holdings, Inc. Class A (a)(b)	1,132	4,120
Forrester Research, Inc. (a)	160	4,654
Franklin Covey Co. (a)	196	8,561
FTI Consulting, Inc. (a)	576	109,555
Genpact Ltd.	2,708	101,740
Heidrick & Struggles International, Inc.	297	7,862
HireRight Holdings Corp. (a)(b)	282	3,189
Huron Consulting Group, Inc. (a)	313	26,577
ICF International, Inc.	265	32,963
Insperity, Inc.	572	68,045
Jacobs Solutions, Inc.	2,081	247,410
KBR, Inc. (b)	2,277	148,142
Kelly Services, Inc. Class A (non-vtg.)	514	9,052
Kforce, Inc.	301	18,861
Korn Ferry	845	41,861
LegalZoom.com, Inc. (a)	1,475	17,818
Leidos Holdings, Inc.	2,242	198,372
Manpower, Inc.	810	64,314
Maximus, Inc.	975	82,397
NV5 Global, Inc. (a)	191	21,157
Paychex, Inc.	5,235	585,639
Paycom Software, Inc.	790	253,780
Paycor HCM, Inc. (a)(b)	760	17,989
Paylocity Holding Corp. (a)	687	126,772
Planet Labs PBC Class A (a)(b)	3,013	9,702
RCM Technologies, Inc. (a)	122	2,245
Resources Connection, Inc.	547	8,593
Robert Half International, Inc.	1,794	134,945
Science Applications International Corp.	879	98,870
SS&C Technologies Holdings, Inc.	3,598	218,039
Sterling Check Corp. (a)	372	4,561
TaskUs, Inc. (a)(b)	414	4,686
TransUnion Holding Co., Inc.	3,156	247,209
TriNet Group, Inc. (a)	590	56,032
TrueBlue, Inc. (a)	468	8,288
Ttec Holdings, Inc.	273	9,238
Upwork, Inc. (a)	1,836	17,148
Verisk Analytics, Inc.	2,547	575,698
Verra Mobility Corp. (a)	2,209	43,561
		7,592,257
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	1,662	69,555
Alta Equipment Group, Inc.	399	6,915
Applied Industrial Technologies, Inc.	617	89,360
Beacon Roofing Supply, Inc. (a)	811	67,297
BlueLinx Corp. (a)	157	14,723
Boise Cascade Co.	645	58,276
Core & Main, Inc. (a)(b)	1,194	37,420
Custom Truck One Source, Inc. Class A (a)	1,033	6,962
DXP Enterprises, Inc. (a)	248	9,030
Fastenal Co.	9,303	548,784
Ferguson PLC	3,368	529,820
GATX Corp. (b)	562	72,352
Global Industrial Co.	237	6,581
GMS, Inc. (a)	673	46,572
H&E Equipment Services, Inc.	623	28,502
Herc Holdings, Inc.	429	58,709
Hudson Technologies, Inc. (a)	546	5,253
McGrath RentCorp.	381	35,235
MRC Global, Inc. (a)	1,326	13,353
MSC Industrial Direct Co., Inc. Class A	766	72,984
NOW, Inc. (a)	1,787	18,513
Rush Enterprises, Inc. Class A	682	41,425
SiteOne Landscape Supply, Inc. (a)	751	125,687
Textainer Group Holdings Ltd.	698	27,487
Titan Machinery, Inc. (a)	301	8,880
Transcat, Inc. (a)	110	9,384
Triton International Ltd.	945	78,681
United Rentals, Inc.	1,131	503,713
Univar Solutions, Inc. (a)	2,620	93,901
Veritiv Corp.	209	26,252
W.W. Grainger, Inc.	733	578,036
Watsco, Inc. (b)	544	207,520
WESCO International, Inc.	742	132,863
Xometry, Inc. (a)(b)	435	9,213
		3,639,238
TOTAL INDUSTRIALS		70,347,807
INFORMATION TECHNOLOGY - 26.2%
Communications Equipment - 0.8%
ADTRAN Holdings, Inc.	1,110	11,688
Arista Networks, Inc. (a)	4,036	654,074
Aviat Networks, Inc. (a)	159	5,306
Calix, Inc. (a)	992	49,511
Cambium Networks Corp. (a)	205	3,120
Ciena Corp. (a)	2,484	105,545
Cisco Systems, Inc.	66,853	3,458,974
Clearfield, Inc. (a)(b)	205	9,707
CommScope Holding Co., Inc. (a)	3,114	17,532
Comtech Telecommunications Corp.	444	4,058
Digi International, Inc. (a)	562	22,137
DZS, Inc. (a)(b)	280	1,112
Extreme Networks, Inc. (a)	2,059	53,637
F5, Inc. (a)	1,001	146,406
Harmonic, Inc. (a)	1,780	28,783
Infinera Corp. (a)(b)	3,039	14,678
Juniper Networks, Inc.	5,352	167,678
Lumentum Holdings, Inc. (a)	1,103	62,573
Motorola Solutions, Inc.	2,719	797,428
NETGEAR, Inc. (a)	434	6,145
NetScout Systems, Inc. (a)	1,069	33,086
Ribbon Communications, Inc. (a)	1,522	4,246
ViaSat, Inc. (a)(b)	1,222	50,420
Viavi Solutions, Inc. (a)	3,579	40,550
		5,748,394
Electronic Equipment, Instruments & Components - 0.8%
908 Devices, Inc. (a)(b)	266	1,825
Advanced Energy Industries, Inc. (b)	601	66,981
Aeva Technologies, Inc. (a)	1,433	1,791
Akoustis Technologies, Inc. (a)(b)	1,194	3,797
Amphenol Corp. Class A	9,677	822,061
Arlo Technologies, Inc. (a)	1,463	15,961
Arrow Electronics, Inc. (a)	937	134,207
Avnet, Inc.	1,497	75,524
Badger Meter, Inc.	469	69,206
Bel Fuse, Inc. Class B (non-vtg.)	160	9,186
Belden, Inc.	690	65,999
Benchmark Electronics, Inc.	578	14,930
CDW Corp.	2,210	405,535
Cognex Corp.	2,849	159,601
Coherent Corp. (a)	2,323	118,427
Corning, Inc.	12,423	435,302
CTS Corp.	515	21,954
ePlus, Inc. (a)	428	24,096
Evolv Technologies Holdings, Inc. (a)	880	5,280
Fabrinet (a)	587	76,240
FARO Technologies, Inc. (a)	283	4,585
Insight Enterprises, Inc. (a)	486	71,121
IPG Photonics Corp. (a)	512	69,540
Itron, Inc. (a)	733	52,849
Jabil, Inc.	2,184	235,719
Keysight Technologies, Inc. (a)	2,909	487,112
Kimball Electronics, Inc. (a)	393	10,859
Knowles Corp. (a)	1,404	25,356
Lightwave Logic, Inc. (a)(b)	1,775	12,372
Littelfuse, Inc.	396	115,359
Luna Innovations, Inc. (a)(b)	515	4,697
Methode Electronics, Inc. Class A	591	19,810
MicroVision, Inc. (a)(b)	2,363	10,823
Mirion Technologies, Inc. Class A (a)(b)	1,943	16,418
Napco Security Technologies, Inc. (b)	470	16,286
National Instruments Corp.	2,090	119,966
nLIGHT, Inc. (a)	988	15,235
Novanta, Inc. (a)	597	109,908
OSI Systems, Inc. (a)	251	29,575
Ouster, Inc. (a)(b)	485	2,396
Par Technology Corp. (a)(b)	420	13,831
PC Connection, Inc.	166	7,487
Plexus Corp. (a)	451	44,306
Richardson Electronics Ltd.	176	2,904
Rogers Corp. (a)	301	48,741
Sanmina Corp. (a)	939	56,594
ScanSource, Inc. (a)	375	11,085
Smartrent, Inc. (a)(b)	1,970	7,545
TD SYNNEX Corp.	672	63,168
TE Connectivity Ltd.	5,159	723,085
Teledyne Technologies, Inc. (a)	767	315,321
Trimble, Inc. (a)	4,090	216,525
TTM Technologies, Inc. (a)	1,643	22,838
Vishay Intertechnology, Inc.	2,224	65,386
Vishay Precision Group, Inc. (a)	201	7,467
Vontier Corp.	2,528	81,427
Zebra Technologies Corp. Class A (a)	847	250,568
		5,896,167
IT Services - 1.3%
Accenture PLC Class A	10,259	3,165,722
Akamai Technologies, Inc. (a)	2,574	231,325
Amdocs Ltd.	1,994	197,107
BigCommerce Holdings, Inc. (a)	891	8,865
Cloudflare, Inc. (a)	4,677	305,735
Cognizant Technology Solutions Corp. Class A	8,317	542,934
Digitalocean Holdings, Inc. (a)(b)	958	38,454
DXC Technology Co. (a)	3,818	102,017
Edgio, Inc. (a)	2,226	1,500
EPAM Systems, Inc. (a)	940	211,265
Fastly, Inc. Class A (a)	1,773	27,960
Gartner, Inc. (a)	1,290	451,900
GoDaddy, Inc. (a)	2,556	192,032
Grid Dynamics Holdings, Inc. (a)	800	7,400
Hackett Group, Inc. (b)	332	7,420
IBM Corp.	14,718	1,969,416
Kyndryl Holdings, Inc. (a)	3,259	43,280
MongoDB, Inc. Class A (a)	1,130	464,419
Okta, Inc. (a)	2,509	173,999
Perficient, Inc. (a)	604	50,331
Rackspace Technology, Inc. (a)(b)	853	2,320
Snowflake, Inc. (a)	4,666	821,123
Squarespace, Inc. Class A (a)	649	20,469
Thoughtworks Holding, Inc. (a)	1,050	7,928
Tucows, Inc. (a)(b)	148	4,106
Twilio, Inc. Class A (a)	2,858	181,826
Unisys Corp. (a)	1,001	3,984
VeriSign, Inc. (a)	1,499	338,729
		9,573,566
Semiconductors & Semiconductor Equipment - 6.6%
ACM Research, Inc. (a)	677	8,855
Advanced Micro Devices, Inc. (a)	26,269	2,992,302
AEHR Test Systems (a)(b)	379	15,634
Allegro MicroSystems LLC (a)	1,020	46,043
Alpha & Omega Semiconductor Ltd. (a)	379	12,431
Ambarella, Inc. (a)	589	49,282
Amkor Technology, Inc.	1,746	51,944
Analog Devices, Inc.	8,253	1,607,767
Applied Materials, Inc.	13,730	1,984,534
Axcelis Technologies, Inc. (a)	529	96,982
Broadcom, Inc.	6,807	5,904,596
CEVA, Inc. (a)	338	8,636
Cirrus Logic, Inc. (a)	884	71,613
Cohu, Inc. (a)	778	32,334
Credo Technology Group Holding Ltd. (a)	1,410	24,449
Diodes, Inc. (a)	730	67,518
Enphase Energy, Inc. (a)	2,216	371,136
Entegris, Inc. (b)	2,435	269,847
First Solar, Inc. (a)	1,616	307,185
FormFactor, Inc. (a)	1,221	41,783
Ichor Holdings Ltd. (a)	429	16,088
Impinj, Inc. (a)	334	29,943
indie Semiconductor, Inc. (a)(b)	1,115	10,481
Intel Corp.	67,401	2,253,889
KLA Corp.	2,256	1,094,205
Kulicke & Soffa Industries, Inc.	924	54,932
Lam Research Corp.	2,198	1,413,006
Lattice Semiconductor Corp. (a)	2,244	215,581
MACOM Technology Solutions Holdings, Inc. (a)	828	54,259
Marvell Technology, Inc.	13,905	831,241
MaxLinear, Inc. Class A (a)	1,294	40,839
Meta Materials, Inc. (a)(b)	5,214	1,122
Microchip Technology, Inc.	8,928	799,860
Micron Technology, Inc.	17,780	1,122,096
MKS Instruments, Inc.	959	103,668
Monolithic Power Systems, Inc.	730	394,368
Navitas Semiconductor Corp. (a)(b)	1,263	13,312
NVE Corp.	88	8,575
NVIDIA Corp.	40,077	16,953,373
NXP Semiconductors NV	4,220	863,750
ON Semiconductor Corp. (a)	7,041	665,938
Onto Innovation, Inc. (a)	794	92,477
PDF Solutions, Inc. (a)	467	21,062
Photronics, Inc. (a)	999	25,764
Power Integrations, Inc.	914	86,528
Qorvo, Inc. (a)	1,649	168,247
Qualcomm, Inc.	18,160	2,161,766
Rambus, Inc. (a)	1,726	110,757
Semtech Corp. (a)	1,023	26,046
Silicon Laboratories, Inc. (a)	542	85,495
SiTime Corp. (a)	250	29,493
SkyWater Technology, Inc. (a)(b)	125	1,178
Skyworks Solutions, Inc.	2,599	287,683
SMART Global Holdings, Inc. (a)	918	26,631
SolarEdge Technologies, Inc. (a)	913	245,643
Synaptics, Inc. (a)	633	54,046
Teradyne, Inc.	2,556	284,559
Texas Instruments, Inc.	14,746	2,654,575
Ultra Clean Holdings, Inc. (a)	730	28,076
Universal Display Corp.	695	100,170
Veeco Instruments, Inc. (a)	820	21,058
Wolfspeed, Inc. (a)(b)	2,071	115,127
		47,531,778
Software - 9.9%
8x8, Inc. (a)(b)	1,836	7,766
A10 Networks, Inc.	1,039	15,159
ACI Worldwide, Inc. (a)	1,793	41,544
Adeia, Inc.	1,582	17,418
Adobe, Inc. (a)	7,458	3,646,887
Agilysys, Inc. (a)	325	22,308
Alarm.com Holdings, Inc. (a)	780	40,310
Alkami Technology, Inc. (a)	572	9,375
Altair Engineering, Inc. Class A (a)(b)	837	63,478
Alteryx, Inc. Class A (a)(b)	964	43,766
American Software, Inc. Class A	481	5,055
Amplitude, Inc. (a)	841	9,251
ANSYS, Inc. (a)	1,421	469,314
AppFolio, Inc. (a)	309	53,191
Appian Corp. Class A (a)(b)	655	31,178
AppLovin Corp. (a)(b)	2,110	54,290
Asana, Inc. (a)(b)	1,185	26,117
Aspen Technology, Inc. (a)	465	77,939
Atlassian Corp. PLC (a)	2,451	411,302
Autodesk, Inc. (a)	3,518	719,818
AvePoint, Inc. (a)(b)	1,377	7,932
Bentley Systems, Inc. Class B (b)	3,240	175,705
Bill Holdings, Inc. (a)	1,568	183,221
Black Knight, Inc. (a)	2,572	153,626
Blackbaud, Inc. (a)	713	50,751
BlackLine, Inc. (a)	867	46,662
Blend Labs, Inc. (a)(b)	2,673	2,532
Box, Inc. Class A (a)	2,292	67,339
Braze, Inc. (a)	551	24,128
C3.ai, Inc. (a)(b)	1,447	52,714
Cadence Design Systems, Inc. (a)	4,470	1,048,304
CCC Intelligent Solutions Holdings, Inc. Class A (a)	1,636	18,340
Cerence, Inc. (a)	630	18,415
Cleanspark, Inc. (a)(b)	1,217	5,221
Clear Secure, Inc. (b)	1,417	32,832
Clearwater Analytics Holdings, Inc. (a)	1,022	16,219
CommVault Systems, Inc. (a)	725	52,650
Confluent, Inc. (a)	2,469	87,180
Consensus Cloud Solutions, Inc. (a)	267	8,277
Couchbase, Inc. (a)	419	6,629
Crowdstrike Holdings, Inc. (a)	3,562	523,151
CS Disco, Inc. (a)(b)	211	1,734
Datadog, Inc. Class A (a)	4,050	398,439
Digimarc Corp. (a)(b)	190	5,594
Digital Turbine, Inc. (a)	1,456	13,512
DocuSign, Inc. (a)	3,300	168,597
Dolby Laboratories, Inc. Class A	969	81,086
Domo, Inc. Class B (a)	443	6,494
DoubleVerify Holdings, Inc. (a)	1,411	54,916
Dropbox, Inc. Class A (a)	4,325	115,348
Dynatrace, Inc. (a)	3,560	183,233
E2open Parent Holdings, Inc. (a)	2,662	14,907
Ebix, Inc. (b)	378	9,526
Elastic NV (a)	1,238	79,381
Enfusion, Inc. Class A (a)	226	2,536
EngageSmart, Inc. (a)	468	8,934
Envestnet, Inc. (a)(b)	887	52,643
Everbridge, Inc. (a)	787	21,170
Expensify, Inc. (a)	696	5,554
Fair Isaac Corp. (a)	410	331,776
Five9, Inc. (a)	1,188	97,951
ForgeRock, Inc. (a)	632	12,981
Fortinet, Inc. (a)	10,566	798,684
Freshworks, Inc. (a)	2,827	49,699
Gen Digital, Inc.	9,338	173,220
GitLab, Inc. (a)	999	51,059
Guidewire Software, Inc. (a)	1,371	104,306
HashiCorp, Inc. (a)	1,276	33,406
HubSpot, Inc. (a)	792	421,415
Informatica, Inc. (a)(b)	608	11,248
Intapp, Inc. (a)	240	10,058
InterDigital, Inc.	439	42,385
Intuit, Inc.	4,576	2,096,677
Jamf Holding Corp. (a)(b)	714	13,937
Life360, Inc. CDI (a)(d)	2,826	14,497
LivePerson, Inc. (a)	1,005	4,543
Liveramp Holdings, Inc. (a)	1,012	28,903
Manhattan Associates, Inc. (a)	1,026	205,077
Marathon Digital Holdings, Inc. (a)(b)	1,829	25,350
Matterport, Inc. (a)(b)	3,173	9,995
MeridianLink, Inc. (a)	334	6,947
Microsoft Corp.	121,267	41,296,264
MicroStrategy, Inc. Class A (a)(b)	151	51,705
Mitek Systems, Inc. (a)	690	7,480
Model N, Inc. (a)(b)	515	18,210
N-able, Inc. (a)	1,088	15,678
nCino, Inc. (a)(b)	1,212	36,505
NCR Corp. (a)	2,337	58,892
New Relic, Inc. (a)	937	61,317
Nutanix, Inc. Class A (a)	3,867	108,469
Olo, Inc. (a)(b)	1,679	10,846
ON24, Inc.	728	5,911
Onespan, Inc. (a)	549	8,147
Oracle Corp.	25,026	2,980,346
Pagerduty, Inc. (a)	1,281	28,797
Palantir Technologies, Inc. (a)	28,726	440,370
Palo Alto Networks, Inc. (a)(b)	4,926	1,258,642
Pegasystems, Inc.	662	32,637
Porch Group, Inc. Class A (a)(b)	1,541	2,127
PowerSchool Holdings, Inc. (a)	617	11,809
Procore Technologies, Inc. (a)	1,102	71,707
Progress Software Corp.	714	41,483
PROS Holdings, Inc. (a)	653	20,112
PTC, Inc. (a)	1,744	248,171
Q2 Holdings, Inc. (a)	920	28,428
Qualys, Inc. (a)	556	71,819
Rapid7, Inc. (a)	946	42,835
Rimini Street, Inc. (a)	853	4,086
RingCentral, Inc. (a)	1,358	44,447
Riot Platforms, Inc. (a)(b)	2,653	31,358
Roper Technologies, Inc.	1,724	828,899
Salesforce, Inc. (a)	16,290	3,441,425
Samsara, Inc. (a)	1,946	53,924
Semrush Holdings, Inc. (a)(b)	620	5,933
SentinelOne, Inc. (a)(b)	3,501	52,865
ServiceNow, Inc. (a)	3,308	1,858,997
Smartsheet, Inc. (a)	2,220	84,937
SolarWinds, Inc. (a)	737	7,562
SoundHound AI, Inc. (a)(b)	1,804	8,208
SoundThinking, Inc. (a)	145	3,170
Splunk, Inc. (a)	2,469	261,936
Sprinklr, Inc. (a)	989	13,678
Sprout Social, Inc. (a)(b)	761	35,128
SPS Commerce, Inc. (a)	576	110,627
Synopsys, Inc. (a)	2,484	1,081,558
Telos Corp. (a)	854	2,186
Tenable Holdings, Inc. (a)	1,807	78,695
Teradata Corp. (a)	1,628	86,951
Tyler Technologies, Inc. (a)	681	283,616
UiPath, Inc. Class A (a)(b)	5,907	97,879
Unity Software, Inc. (a)(b)	3,999	173,637
Upland Software, Inc. (a)	375	1,350
Varonis Systems, Inc. (a)	1,728	46,051
Verint Systems, Inc. (a)	1,195	41,897
Veritone, Inc. (a)(b)	400	1,568
Vertex, Inc. Class A (a)	589	11,486
VMware, Inc. Class A (a)	3,395	487,828
Vobile Group Ltd. (a)(b)	23,000	7,015
Workday, Inc. Class A (a)	3,292	743,630
Workiva, Inc. (a)	734	74,618
Xperi, Inc.	632	8,311
Yext, Inc. (a)	1,712	19,363
Zeta Global Holdings Corp. (a)	1,954	16,687
Zoom Video Communications, Inc. Class A (a)	3,536	240,024
Zscaler, Inc. (a)	1,392	203,650
Zuora, Inc. (a)	1,945	21,337
		71,650,236
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	242,265	46,992,116
Avid Technology, Inc. (a)	512	13,056
Corsair Gaming, Inc. (a)	615	10,910
Dell Technologies, Inc.	3,967	214,654
Eastman Kodak Co. (a)	1,005	4,643
Hewlett Packard Enterprise Co.	20,913	351,338
HP, Inc.	14,095	432,857
Immersion Corp.	547	3,873
IonQ, Inc. (a)(b)	2,415	32,675
NetApp, Inc.	3,523	269,157
Pure Storage, Inc. Class A (a)	4,675	172,134
Seagate Technology Holdings PLC	3,140	194,272
Super Micro Computer, Inc. (a)	765	190,676
Turtle Beach Corp. (a)	218	2,540
Western Digital Corp. (a)	5,226	198,222
Xerox Holdings Corp.	1,790	26,653
		49,109,776
TOTAL INFORMATION TECHNOLOGY		189,509,917
MATERIALS - 2.7%
Chemicals - 1.7%
AdvanSix, Inc.	450	15,741
Air Products & Chemicals, Inc.	3,618	1,083,700
Albemarle Corp.	1,912	426,548
Alto Ingredients, Inc. (a)	1,041	3,008
American Vanguard Corp.	468	8,363
Amyris, Inc. (a)(b)	3,277	3,375
Ashland, Inc.	799	69,441
Aspen Aerogels, Inc. (a)(b)	849	6,699
Avient Corp.	1,482	60,614
Axalta Coating Systems Ltd. (a)	3,540	116,147
Balchem Corp.	512	69,023
Cabot Corp. (b)	902	60,335
Celanese Corp. Class A	1,638	189,680
CF Industries Holdings, Inc.	3,207	222,630
Chase Corp.	123	14,910
Corteva, Inc.	11,636	666,743
Danimer Scientific, Inc. (a)(b)	1,387	3,301
Diversey Holdings Ltd. (a)(b)	1,214	10,185
Dow, Inc.	11,498	612,383
DuPont de Nemours, Inc.	7,481	534,443
Eastman Chemical Co.	1,969	164,845
Ecolab, Inc.	4,035	753,294
Ecovyst, Inc. (a)	977	11,196
Element Solutions, Inc.	3,599	69,101
FMC Corp.	2,070	215,984
FutureFuel Corp.	353	3,124
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	15,827	29,438
H.B. Fuller Co.	857	61,284
Hawkins, Inc.	291	13,878
Huntsman Corp.	2,878	77,764
Ingevity Corp. (a)	561	32,628
Innospec, Inc.	389	39,071
International Flavors & Fragrances, Inc.	4,168	331,731
Intrepid Potash, Inc. (a)	129	2,927
Koppers Holdings, Inc.	334	11,389
Kronos Worldwide, Inc. (b)	304	2,654
Linde PLC	8,018	3,055,499
Livent Corp. (a)(b)	2,864	78,560
LSB Industries, Inc. (a)	776	7,644
LyondellBasell Industries NV Class A	4,154	381,462
Mativ, Inc.	869	13,139
Minerals Technologies, Inc.	527	30,403
NewMarket Corp.	109	43,831
Olin Corp.	2,065	106,120
Origin Materials, Inc. Class A (a)(b)	1,743	7,425
Orion SA	908	19,268
Perimeter Solutions SA (a)(b)	2,264	13,924
PPG Industries, Inc.	3,835	568,731
PureCycle Technologies, Inc. (a)(b)	2,171	23,208
Quaker Houghton	218	42,488
Rayonier Advanced Materials, Inc. (a)	1,066	4,562
RPM International, Inc.	2,119	190,138
Sensient Technologies Corp.	765	54,414
Sherwin-Williams Co.	3,841	1,019,862
Stepan Co.	334	31,917
The Chemours Co. LLC	2,500	92,225
The Mosaic Co.	5,577	195,195
The Scotts Miracle-Gro Co. Class A	715	44,823
Trinseo PLC	546	6,918
Tronox Holdings PLC	1,846	23,463
Westlake Corp.	550	65,709
		12,118,505
Construction Materials - 0.2%
Eagle Materials, Inc.	580	108,124
Knife River Holding Co.	813	35,366
Martin Marietta Materials, Inc.	1,011	466,769
Summit Materials, Inc.	2,005	75,889
Vulcan Materials Co.	2,162	487,401
		1,173,549
Containers & Packaging - 0.3%
Amcor PLC	24,215	241,666
Aptargroup, Inc.	1,050	121,653
Ardagh Metal Packaging SA	2,186	8,219
Avery Dennison Corp.	1,332	228,838
Ball Corp.	5,133	298,792
Berry Global Group, Inc.	1,962	126,235
Crown Holdings, Inc.	1,978	171,829
Graphic Packaging Holding Co.	4,924	118,324
Greif, Inc.:
Class A	431	29,692
Class B	79	6,103
International Paper Co.	5,833	185,548
Myers Industries, Inc.	573	11,133
O-I Glass, Inc. (a)	2,473	52,749
Packaging Corp. of America	1,521	201,015
Pactiv Evergreen, Inc.	605	4,580
Ranpak Holdings Corp. (A Shares) (a)	699	3,159
Sealed Air Corp.	2,310	92,400
Silgan Holdings, Inc.	1,344	63,020
Sonoco Products Co.	1,574	92,897
TriMas Corp.	701	19,270
WestRock Co.	4,238	123,199
		2,200,321
Metals & Mining - 0.5%
5E Advanced Materials, Inc. (a)(b)	491	1,610
Alcoa Corp.	2,975	100,942
Alpha Metallurgical Resources	230	37,803
Arconic Corp. (a)	1,600	47,328
ATI, Inc. (a)	2,074	91,733
Carpenter Technology Corp.	779	43,725
Century Aluminum Co. (a)	828	7,220
Cleveland-Cliffs, Inc. (a)	8,534	143,030
Coeur d'Alene Mines Corp. (a)	4,449	12,635
Commercial Metals Co.	1,879	98,948
Compass Minerals International, Inc.	659	22,406
Freeport-McMoRan, Inc.	23,300	932,000
Gatos Silver, Inc. (a)	629	2,378
Haynes International, Inc.	197	10,012
Hecla Mining Co.	9,019	46,448
Kaiser Aluminum Corp.	255	18,268
Materion Corp.	322	36,772
McEwen Mining, Inc. (a)(b)	689	4,954
MP Materials Corp. (a)(b)	1,444	33,039
Newmont Corp.	12,943	552,148
Nucor Corp.	4,122	675,926
Olympic Steel, Inc.	155	7,595
Piedmont Lithium, Inc. (a)(b)	256	14,774
Ramaco Resources, Inc.	386	3,258
Ramaco Resources, Inc. Class B	77	817
Reliance Steel & Aluminum Co.	959	260,455
Royal Gold, Inc.	1,098	126,028
Ryerson Holding Corp.	330	14,315
Schnitzer Steel Industries, Inc. Class A	399	11,966
Steel Dynamics, Inc.	2,720	296,290
SunCoke Energy, Inc.	1,215	9,562
TimkenSteel Corp. (a)	599	12,920
Tredegar Corp.	448	2,988
United States Steel Corp.	3,629	90,761
Warrior Metropolitan Coal, Inc.	831	32,367
Worthington Industries, Inc.	473	32,859
		3,836,280
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	250	7,830
Glatfelter Corp.	768	2,319
Louisiana-Pacific Corp.	1,153	86,452
Mercer International, Inc. (SBI)	727	5,867
Sylvamo Corp. (b)	498	20,144
		122,612
TOTAL MATERIALS		19,451,267
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Acadia Realty Trust (SBI)	1,877	27,010
Agree Realty Corp.	1,438	94,031
Alexander & Baldwin, Inc.	1,124	20,884
Alexanders, Inc.	34	6,251
Alexandria Real Estate Equities, Inc.	2,581	292,918
Alpine Income Property Trust, Inc.	237	3,851
American Assets Trust, Inc.	803	15,418
American Homes 4 Rent Class A	5,068	179,661
American Tower Corp.	7,586	1,471,229
Americold Realty Trust	4,470	144,381
Apartment Income (REIT) Corp.	2,411	87,013
Apartment Investment & Management Co. Class A	2,435	20,746
Apple Hospitality (REIT), Inc.	3,427	51,782
Armada Hoffler Properties, Inc.	1,110	12,965
Ashford Hospitality Trust, Inc. (a)	553	2,063
AvalonBay Communities, Inc.	2,284	432,293
Boston Properties, Inc.	2,356	135,682
Braemar Hotels & Resorts, Inc.	952	3,827
Brandywine Realty Trust (SBI)	2,578	11,988
Brixmor Property Group, Inc.	5,068	111,496
Broadstone Net Lease, Inc.	2,745	42,383
Camden Property Trust (SBI)	1,816	197,708
CareTrust (REIT), Inc.	1,558	30,942
CBL & Associates Properties, Inc. (b)	376	8,287
Centerspace	233	14,297
Chatham Lodging Trust	765	7,160
City Office REIT, Inc.	645	3,593
Community Healthcare Trust, Inc.	408	13,472
Corporate Office Properties Trust (SBI)	1,783	42,346
Cousins Properties, Inc.	2,592	59,098
Crown Castle International Corp.	7,061	804,530
CTO Realty Growth, Inc.	346	5,930
CubeSmart	3,700	165,242
DiamondRock Hospitality Co.	3,383	27,098
Digital Realty Trust, Inc.	4,691	534,164
Diversified Healthcare Trust (SBI)	4,128	9,288
Douglas Emmett, Inc.	2,781	34,957
Easterly Government Properties, Inc.	1,533	22,229
EastGroup Properties, Inc.	702	121,867
Elme Communities (SBI)	1,370	22,523
Empire State Realty Trust, Inc.	2,042	15,295
EPR Properties	1,213	56,768
Equinix, Inc.	1,508	1,182,182
Equity Commonwealth	1,746	35,374
Equity Lifestyle Properties, Inc.	2,888	193,178
Equity Residential (SBI)	5,570	367,453
Essential Properties Realty Trust, Inc.	2,320	54,613
Essex Property Trust, Inc.	1,062	248,827
Extra Space Storage, Inc.	2,189	325,833
Farmland Partners, Inc.	791	9,658
Federal Realty Investment Trust (SBI)	1,235	119,511
First Industrial Realty Trust, Inc.	2,138	112,544
Four Corners Property Trust, Inc.	1,341	34,061
Franklin Street Properties Corp.	1,230	1,784
Gaming & Leisure Properties	4,258	206,343
Getty Realty Corp.	711	24,046
Gladstone Commercial Corp.	570	7,051
Gladstone Land Corp.	520	8,460
Global Medical REIT, Inc.	926	8,454
Global Net Lease, Inc.	1,603	16,479
Healthcare Trust of America, Inc.	6,354	119,836
Healthpeak Properties, Inc.	9,079	182,488
Hersha Hospitality Trust	494	3,008
Highwoods Properties, Inc. (SBI)	1,669	39,906
Host Hotels & Resorts, Inc.	11,742	197,618
Hudson Pacific Properties, Inc.	1,935	8,166
Independence Realty Trust, Inc.	3,636	66,248
Industrial Logistics Properties Trust	987	3,257
InvenTrust Properties Corp.	1,078	24,945
Invitation Homes, Inc.	9,502	326,869
Iron Mountain, Inc.	4,768	270,918
JBG SMITH Properties	1,518	22,831
Kilroy Realty Corp.	1,807	54,373
Kimco Realty Corp.	10,251	202,150
Kite Realty Group Trust	3,513	78,480
Lamar Advertising Co. Class A	1,452	144,111
Life Storage, Inc.	1,396	185,612
LTC Properties, Inc.	640	21,133
LXP Industrial Trust (REIT)	4,471	43,592
Medical Properties Trust, Inc. (b)	10,072	93,267
Mid-America Apartment Communities, Inc.	1,898	288,230
National Health Investors, Inc.	771	40,416
National Storage Affiliates Trust	1,351	47,055
Necessity Retail (REIT), Inc./The	2,147	14,514
NETSTREIT Corp.	965	17,245
NexPoint Diversified Real Estate Trust	535	6,698
NexPoint Residential Trust, Inc.	343	15,600
NNN (REIT), Inc.	2,938	125,717
Office Properties Income Trust	771	5,937
Omega Healthcare Investors, Inc.	3,910	119,998
One Liberty Properties, Inc.	284	5,771
Orion Office (REIT), Inc. (b)	881	5,823
Outfront Media, Inc.	2,312	36,345
Paramount Group, Inc.	2,470	10,942
Park Hotels & Resorts, Inc.	3,931	50,395
Pebblebrook Hotel Trust	2,083	29,037
Phillips Edison & Co., Inc. (b)	1,907	64,991
Physicians Realty Trust	3,699	51,749
Piedmont Office Realty Trust, Inc. Class A	1,906	13,857
Plymouth Industrial REIT, Inc.	591	13,605
Postal Realty Trust, Inc.	307	4,516
Potlatch Corp.	1,308	69,128
Prologis (REIT), Inc.	15,042	1,844,600
Public Storage	2,576	751,883
Rayonier, Inc.	2,367	74,324
Realty Income Corp.	10,172	608,184
Regency Centers Corp.	2,575	159,058
Retail Opportunity Investments Corp.	2,007	27,115
Rexford Industrial Realty, Inc.	3,133	163,605
RLJ Lodging Trust	2,513	25,809
RPT Realty	1,298	13,564
Ryman Hospitality Properties, Inc.	883	82,048
Sabra Health Care REIT, Inc.	4,023	47,351
Safehold, Inc. (b)	635	15,069
Saul Centers, Inc.	189	6,961
SBA Communications Corp. Class A	1,763	408,593
Service Properties Trust	2,590	22,507
Simon Property Group, Inc.	5,335	616,086
SITE Centers Corp.	3,343	44,194
SL Green Realty Corp. (b)	1,154	34,678
Spirit Realty Capital, Inc.	2,243	88,329
Stag Industrial, Inc.	2,921	104,805
Star Holdings	208	3,051
Summit Hotel Properties, Inc.	1,777	11,568
Sun Communities, Inc.	2,034	265,356
Sunstone Hotel Investors, Inc.	3,372	34,125
Tanger Factory Outlet Centers, Inc.	1,666	36,769
Terreno Realty Corp.	1,194	71,759
The Macerich Co.	3,369	37,969
UDR, Inc.	5,091	218,709
UMH Properties, Inc.	893	14,270
Uniti Group, Inc.	3,562	16,456
Universal Health Realty Income Trust (SBI)	205	9,754
Urban Edge Properties	1,874	28,916
Urstadt Biddle Properties, Inc. Class A	458	9,737
Ventas, Inc.	6,556	309,902
Veris Residential, Inc. (a)	1,271	20,400
VICI Properties, Inc.	16,355	514,038
Vornado Realty Trust	2,817	51,100
Welltower, Inc.	7,709	623,581
Weyerhaeuser Co.	11,967	401,014
Whitestone REIT Class B	722	7,003
WP Carey, Inc.	3,467	234,231
Xenia Hotels & Resorts, Inc.	1,727	21,259
		19,526,624
Real Estate Management & Development - 0.1%
Anywhere Real Estate, Inc. (a)	1,710	11,423
CBRE Group, Inc. (a)	5,158	416,302
Compass, Inc. (a)	3,971	13,899
Cushman & Wakefield PLC (a)	2,605	21,309
Digitalbridge Group, Inc.	2,587	38,055
Douglas Elliman, Inc.	1,107	2,458
eXp World Holdings, Inc. (b)	1,195	24,235
Forestar Group, Inc. (a)	331	7,464
Howard Hughes Corp. (a)	539	42,538
Jones Lang LaSalle, Inc. (a)	791	123,238
Kennedy-Wilson Holdings, Inc. (b)	1,900	31,027
Marcus & Millichap, Inc.	370	11,659
Newmark Group, Inc.	1,896	11,793
Opendoor Technologies, Inc. (a)(b)	7,951	31,963
RE/MAX Holdings, Inc.	295	5,682
Redfin Corp. (a)(b)	1,611	20,009
Seritage Growth Properties (a)(b)	575	5,129
The RMR Group, Inc.	208	4,819
The St. Joe Co. (b)	540	26,104
WeWork, Inc. (a)(b)	3,226	824
Zillow Group, Inc.:
Class A (a)	289	14,219
Class C (a)	3,318	166,763
		1,030,912
TOTAL REAL ESTATE		20,557,536
UTILITIES - 2.4%
Electric Utilities - 1.5%
Allete, Inc.	919	53,274
Alliant Energy Corp.	4,125	216,480
American Electric Power Co., Inc.	8,362	704,080
Avangrid, Inc. (b)	1,205	45,404
Constellation Energy Corp.	5,330	487,962
Duke Energy Corp.	12,522	1,123,724
Edison International	6,232	432,812
Entergy Corp.	3,324	323,658
Evergy, Inc.	3,769	220,185
Eversource Energy	5,691	403,606
Exelon Corp.	16,183	659,295
FirstEnergy Corp.	8,872	344,943
Hawaiian Electric Industries, Inc.	1,916	69,359
IDACORP, Inc.	814	83,516
MGE Energy, Inc.	567	44,855
NextEra Energy, Inc.	32,355	2,400,741
NRG Energy, Inc.	3,817	142,718
OGE Energy Corp.	3,210	115,271
Otter Tail Corp. (b)	669	52,824
PG&E Corp. (a)	26,151	451,889
Pinnacle West Capital Corp.	1,872	152,493
PNM Resources, Inc.	1,435	64,719
Portland General Electric Co.	1,435	67,201
PPL Corp.	11,974	316,832
Southern Co.	17,708	1,243,987
Xcel Energy, Inc.	8,908	553,810
		10,775,638
Gas Utilities - 0.1%
Atmos Energy Corp.	2,343	272,585
Chesapeake Utilities Corp.	278	33,082
National Fuel Gas Co.	1,472	75,602
New Jersey Resources Corp.	1,552	73,254
Northwest Natural Holding Co.	540	23,247
ONE Gas, Inc.	930	71,433
Southwest Gas Holdings, Inc.	1,042	66,323
Spire, Inc. (b)	839	53,226
UGI Corp.	3,533	95,285
		764,037
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)(b)	591	3,191
Clearway Energy, Inc.:
Class A	525	14,175
Class C	1,356	38,727
Montauk Renewables, Inc. (a)(b)	1,005	7,477
Ormat Technologies, Inc. (b)	841	67,667
Sunnova Energy International, Inc. (a)(b)	1,523	27,886
The AES Corp.	11,005	228,134
Vistra Corp.	6,150	161,438
		548,695
Multi-Utilities - 0.6%
Ameren Corp.	4,227	345,219
Avista Corp.	1,183	46,456
Black Hills Corp.	1,041	62,731
CenterPoint Energy, Inc.	10,287	299,866
CMS Energy Corp.	4,768	280,120
Consolidated Edison, Inc.	5,762	520,885
Dominion Energy, Inc.	13,574	702,997
DTE Energy Co.	3,138	345,243
NiSource, Inc.	6,665	182,288
NorthWestern Energy Corp.	904	51,311
Public Service Enterprise Group, Inc.	8,071	505,325
Sempra Energy	5,108	743,674
Unitil Corp.	243	12,323
WEC Energy Group, Inc.	5,139	453,465
		4,551,903
Water Utilities - 0.1%
American States Water Co.	600	52,200
American Water Works Co., Inc.	3,134	447,379
Artesian Resources Corp. Class A	119	5,619
California Water Service Group	889	45,899
Consolidated Water Co., Inc.	216	5,234
Essential Utilities, Inc.	3,961	158,084
Middlesex Water Co.	289	23,311
SJW Group	442	30,989
York Water Co. (b)	237	9,781
		778,496
TOTAL UTILITIES		17,418,769
TOTAL COMMON STOCKS (Cost $582,233,107)		707,757,276

U.S. Treasury Obligations - 0.1%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (f) (Cost $594,187)	600,000	594,352

Money Market Funds - 5.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (g)	29,458,090	29,463,982
Fidelity Securities Lending Cash Central Fund 5.14% (g)(h)	13,428,870	13,430,212
TOTAL MONEY MARKET FUNDS (Cost $42,894,194)		42,894,194

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $625,721,488)	751,245,822
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(27,162,376)
NET ASSETS - 100.0%	724,083,446

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	14	Sep 2023	1,332,590	24,007	24,007
CME E-mini S&P 500 Index Contracts (United States)	61	Sep 2023	13,689,163	448,915	448,915
CME E-mini S&P MidCap 400 Index Contracts (United States)	3	Sep 2023	793,230	24,368	24,368

TOTAL FUTURES CONTRACTS					497,290
The notional amount of futures purchased as a percentage of Net Assets is 2.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $77,108 or 0.0% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $594,352.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	9,616,330	68,878,941	49,031,289	363,448	-	-	29,463,982	0.1%
Fidelity Securities Lending Cash Central Fund 5.14%	7,524,644	23,584,721	17,679,153	72,528	-	-	13,430,212	0.0%
Total	17,140,974	92,463,662	66,710,442	435,976	-	-	42,894,194

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	55,241,865	55,241,865	-	-
Consumer Discretionary	77,086,215	77,086,215	-	-
Consumer Staples	43,123,437	43,123,437	-	-
Energy	29,732,601	29,732,601	-	-
Financials	91,208,859	91,208,859	-	-
Health Care	94,079,003	94,070,986	7,019	998
Industrials	70,347,807	70,347,807	-	-
Information Technology	189,509,917	189,495,420	14,497	-
Materials	19,451,267	19,451,267	-	-
Real Estate	20,557,536	20,557,536	-	-
Utilities	17,418,769	17,418,769	-	-

U.S. Government and Government Agency Obligations	594,352	-	594,352	-

Money Market Funds	42,894,194	42,894,194	-	-
Total Investments in Securities:	751,245,822	750,628,956	615,868	998
Derivative Instruments:

Assets
Futures Contracts	497,290	497,290	-	-
Total Assets	497,290	497,290	-	-
Total Derivative Instruments:	497,290	497,290	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	497,290	0
Total Equity Risk	497,290	0
Total Value of Derivatives	497,290	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

VIP Total Market Index Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,168,377) - See accompanying schedule:
Unaffiliated issuers (cost $582,827,294)	$708,351,628
Fidelity Central Funds (cost $42,894,194)	42,894,194

Total Investment in Securities (cost $625,721,488)		$751,245,822
Segregated cash with brokers for derivative instruments		171,661
Cash		6,906
Foreign currency held at value (cost $6,651)		6,679
Receivable for investments sold		308
Receivable for fund shares sold		526,691
Dividends receivable		470,417
Distributions receivable from Fidelity Central Funds		89,736
Receivable for daily variation margin on futures contracts		159,745
Other receivables		1,540
Total assets		752,679,505
Liabilities
Payable for investments purchased	$15,063,316
Payable for fund shares redeemed	23,021
Accrued management fee	34,816
Distribution and service plan fees payable	9,720
Other affiliated payables	34,816
Other payables and accrued expenses	138
Collateral on securities loaned	13,430,232
Total Liabilities		28,596,059
Net Assets		$724,083,446
Net Assets consist of:
Paid in capital		$608,765,618
Total accumulated earnings (loss)		115,317,828
Net Assets		$724,083,446

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($676,299,371 ÷ 42,070,552 shares)		$16.08
Service Class :
Net Asset Value , offering price and redemption price per share ($720,732 ÷ 44,876 shares)		$16.06
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($47,063,343 ÷ 2,940,229 shares)		$16.01

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$5,126,555
Interest		21,532
Income from Fidelity Central Funds (including $72,528 from security lending)		435,976
Total Income		5,584,063
Expenses
Management fee	$191,578
Transfer agent fees	191,578
Distribution and service plan fees	49,366
Independent trustees' fees and expenses	1,945
Total expenses before reductions	434,467
Expense reductions	(619)
Total expenses after reductions		433,848
Net Investment income (loss)		5,150,215
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,162,837)
Foreign currency transactions	(72)
Futures contracts	659,271
Total net realized gain (loss)		(1,503,638)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	93,053,943
Assets and liabilities in foreign currencies	(6)
Futures contracts	642,119
Total change in net unrealized appreciation (depreciation)		93,696,056
Net gain (loss)		92,192,418
Net increase (decrease) in net assets resulting from operations		$97,342,633

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,150,215	$8,182,587
Net realized gain (loss)	(1,503,638)	(11,043,581)
Change in net unrealized appreciation (depreciation)	93,696,056	(118,413,880)
Net increase (decrease) in net assets resulting from operations	97,342,633	(121,274,874)
Distributions to shareholders	-	(9,230,777)

Share transactions - net increase (decrease)	46,510,099	127,718,193
Total increase (decrease) in net assets	143,852,732	(2,787,458)

Net Assets
Beginning of period	580,230,714	583,018,172
End of period	$724,083,446	$580,230,714

VIP Total Market Index Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$13.83	$17.40	$14.07	$11.86	$9.23	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.22	.19	.19	.20	.13
Net realized and unrealized gain (loss)	2.13	(3.56)	3.41	2.21	2.63	(.81)
Total from investment operations	2.25	(3.34)	3.60	2.40	2.83	(.68)
Distributions from net investment income	-	(.20)	(.17)	(.18)	(.17)	(.08)
Distributions from net realized gain	-	(.03)	(.11)	(.02)	(.03)	(.01)
Total distributions	-	(.23)	(.27) D	(.19) D	(.20)	(.09)
Net asset value, end of period	$16.08	$13.83	$17.40	$14.07	$11.86	$9.23
Total Return E,F,G	16.27%	(19.22)%	25.69%	20.30%	30.70%	(6.76)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.12% J	.12%	.12%	.12%	.12%	.12% J
Expenses net of fee waivers, if any	.12% J	.12%	.12%	.12%	.12%	.12% J
Expenses net of all reductions	.12% J	.12%	.12%	.12%	.12%	.12% J
Net investment income (loss)	1.63% J	1.45%	1.18%	1.57%	1.80%	1.84% J
Supplemental Data
Net assets, end of period (000 omitted)	$676,299	$548,368	$569,470	$259,544	$173,833	$81,855
Portfolio turnover rate K	2% J	6%	3%	9%	4%	4% J

A For the period April 17, 2018 (commencement of operations) through December 31, 2018

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Total Market Index Portfolio Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$13.82	$17.40	$14.07	$11.86	$10.73
Income from Investment Operations
Net investment income (loss) B,C	.11	.20	.17	.17	.13
Net realized and unrealized gain (loss)	2.13	(3.56)	3.41	2.22	1.19
Total from investment operations	2.24	(3.36)	3.58	2.39	1.32
Distributions from net investment income	-	(.19)	(.15)	(.17)	(.16)
Distributions from net realized gain	-	(.03)	(.11)	(.02)	(.03)
Total distributions	-	(.22)	(.25) D	(.18) D	(.19)
Net asset value, end of period	$16.06	$13.82	$17.40	$14.07	$11.86
Total Return E,F,G	16.21%	(19.33)%	25.55%	20.20%	12.36%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.22% J	.22%	.22%	.22%	.22% J
Expenses net of fee waivers, if any	.22% J	.22%	.22%	.22%	.22% J
Expenses net of all reductions	.22% J	.22%	.22%	.22%	.22% J
Net investment income (loss)	1.53% J	1.35%	1.08%	1.47%	1.68% J
Supplemental Data
Net assets, end of period (000 omitted)	$721	$493	$414	$347	$111
Portfolio turnover rate K	2% J	6%	3%	9%	4% J

A For the period April 11, 2019 (commencement of sale of shares) through December 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Total Market Index Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$13.79	$17.36	$14.05	$11.86	$9.23	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.17	.15	.16	.17	.12
Net realized and unrealized gain (loss)	2.12	(3.54)	3.41	2.21	2.64	(.82)
Total from investment operations	2.22	(3.37)	3.56	2.37	2.81	(.70)
Distributions from net investment income	-	(.18)	(.14)	(.16)	(.14)	(.06)
Distributions from net realized gain	-	(.03)	(.11)	(.02)	(.03)	(.01)
Total distributions	-	(.20) D	(.25)	(.18)	(.18) D	(.07)
Net asset value, end of period	$16.01	$13.79	$17.36	$14.05	$11.86	$9.23
Total Return E,F,G	16.10%	(19.41)%	25.38%	19.98%	30.44%	(6.96)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.37% J	.37%	.37%	.37%	.37%	.37% J
Expenses net of fee waivers, if any	.37% J	.37%	.37%	.37%	.37%	.37% J
Expenses net of all reductions	.37% J	.37%	.37%	.37%	.37%	.37% J
Net investment income (loss)	1.38% J	1.20%	.93%	1.32%	1.55%	1.59% J
Supplemental Data
Net assets, end of period (000 omitted)	$47,063	$31,370	$13,135	$4,116	$1,538	$923
Portfolio turnover rate K	2% J	6%	3%	9%	4%	4% J

A For the period April 17, 2018 (commencement of operations) through December 31, 2018

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Extended Market Index Portfolio
Investment Summary June 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Builders FirstSource, Inc.	0.4
Hubbell, Inc. Class B	0.3
Snap-On, Inc.	0.3
First Citizens Bancshares, Inc.	0.3
EQT Corp.	0.3
Ares Management Corp.	0.3
Booz Allen Hamilton Holding Corp. Class A	0.3
Graco, Inc.	0.3
Jabil, Inc.	0.3
Deckers Outdoor Corp.	0.3
3.1

Market Sectors (% of Fund's net assets)

Industrials	20.1
Financials	14.8
Consumer Discretionary	13.4
Health Care	12.4
Information Technology	12.1
Real Estate	7.1
Materials	4.8
Energy	4.6
Consumer Staples	3.5
Communication Services	2.9
Utilities	2.7

Asset Allocation (% of Fund's net assets)

Futures - 1.6%

VIP Extended Market Index Portfolio
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.6%
Anterix, Inc. (a)	1,196	37,901
AST SpaceMobile, Inc. (a)(b)	3,839	18,043
ATN International, Inc.	677	24,778
Bandwidth, Inc. (a)	1,382	18,906
Cogent Communications Group, Inc.	2,647	178,117
Consolidated Communications Holdings, Inc. (a)	4,655	17,829
EchoStar Holding Corp. Class A (a)	2,245	38,928
Frontier Communications Parent, Inc. (a)	13,854	258,239
Globalstar, Inc. (a)(b)	44,264	47,805
IDT Corp. Class B (a)	1,288	33,295
Iridium Communications, Inc.	7,810	485,157
Liberty Global PLC:
Class A (a)	10,003	168,651
Class C (a)	16,540	293,916
Liberty Latin America Ltd.:
Class A (a)	4,464	39,060
Class C (a)	6,779	58,435
Lumen Technologies, Inc. (b)	57,271	129,432
Radius Global Infrastructure, Inc. (a)	4,702	70,060
		1,918,552
Entertainment - 0.8%
AMC Entertainment Holdings, Inc. Class A (a)(b)	32,128	141,363
Cinemark Holdings, Inc. (a)(b)	6,650	109,725
Endeavor Group Holdings, Inc. (a)	10,790	258,097
Kartoon Studios, Inc. (a)(b)	2,021	3,860
Lions Gate Entertainment Corp.:
Class A (a)	4,577	40,415
Class B (a)	6,868	57,348
Live Nation Entertainment, Inc. (a)	8,865	807,690
Madison Square Garden Entertainment Corp. (b)	1,572	52,851
Madison Square Garden Sports Corp.	1,103	207,419
Marcus Corp. (b)	1,532	22,720
Playtika Holding Corp. (a)	5,518	64,009
Roku, Inc. Class A (a)	7,576	484,561
Sciplay Corp. (A Shares) (a)	1,435	28,241
Skillz, Inc. (a)(b)	926	8,427
Sphere Entertainment Co. (a)(b)	1,663	45,550
Vivid Seats, Inc. Class A (a)	1,492	11,817
Warner Music Group Corp. Class A	7,306	190,614
World Wrestling Entertainment, Inc. Class A (b)	2,695	292,327
		2,827,034
Interactive Media & Services - 0.6%
Angi, Inc. (a)	4,736	15,629
Bumble, Inc. (a)	5,798	97,290
CarGurus, Inc. Class A (a)	5,826	131,842
Cars.com, Inc. (a)	3,812	75,554
Eventbrite, Inc. (a)	5,131	49,001
EverQuote, Inc. Class A (a)	1,186	7,709
fuboTV, Inc. (a)(b)	12,358	25,705
IAC, Inc. (a)	4,849	304,517
MediaAlpha, Inc. Class A (a)	1,469	15,145
Nextdoor Holdings, Inc. (a)	8,018	26,139
QuinStreet, Inc. (a)	3,204	28,291
Rumble, Inc. (a)(b)	5,077	45,287
Shutterstock, Inc.	1,485	72,275
TripAdvisor, Inc. (a)	6,506	107,284
Vimeo, Inc. (a)	9,971	41,081
Yelp, Inc. (a)	4,329	157,619
Ziff Davis, Inc. (a)	2,930	205,276
ZipRecruiter, Inc. (a)(b)	3,172	56,335
Zoominfo Technologies, Inc. (a)	16,820	427,060
		1,889,039
Media - 0.9%
Altice U.S.A., Inc. Class A (a)	13,750	41,525
AMC Networks, Inc. Class A (a)	1,778	21,247
Boston Omaha Corp. (a)	1,223	23,017
Cable One, Inc.	299	196,467
Cardlytics, Inc. (a)(b)	2,102	13,285
Clear Channel Outdoor Holdings, Inc. (a)	30,003	41,104
DISH Network Corp. Class A (a)(b)	15,605	102,837
E.W. Scripps Co. Class A (a)	3,665	33,535
Entravision Communication Corp. Class A	3,877	17,020
Gannett Co., Inc. (a)	9,221	20,747
Gray Television, Inc.	5,350	42,158
iHeartMedia, Inc. (a)	6,597	24,013
Integral Ad Science Holding Corp. (a)	2,335	41,983
John Wiley & Sons, Inc. Class A	2,650	90,180
Magnite, Inc. (a)	7,277	99,331
News Corp.:
Class A	23,558	459,381
Class B	7,557	149,024
Nexstar Broadcasting Group, Inc. Class A	2,343	390,227
PubMatic, Inc. (a)	2,738	50,051
Quotient Technology, Inc. (a)	5,727	21,992
Scholastic Corp.	1,831	71,208
Sinclair, Inc. Class A (b)	2,767	38,240
Sirius XM Holdings, Inc. (b)	43,482	196,973
Stagwell, Inc. (a)	6,451	46,512
TechTarget, Inc. (a)	1,642	51,115
TEGNA, Inc.	13,868	225,216
The New York Times Co. Class A	10,237	403,133
Thryv Holdings, Inc. (a)	1,864	45,854
WideOpenWest, Inc. (a)	3,271	27,607
		2,984,982
Wireless Telecommunication Services - 0.0%
Gogo, Inc. (a)	3,985	67,785
NII Holdings, Inc. (a)(c)	1,280	0
Shenandoah Telecommunications Co.	3,077	59,786
Spok Holdings, Inc.	1,245	16,546
Telephone & Data Systems, Inc.	6,320	52,014
U.S. Cellular Corp. (a)	893	15,744
		211,875
TOTAL COMMUNICATION SERVICES		9,831,482
CONSUMER DISCRETIONARY - 13.4%
Automobile Components - 1.4%
Adient PLC (a)	5,925	227,046
American Axle & Manufacturing Holdings, Inc. (a)	6,985	57,766
Autoliv, Inc.	4,825	410,318
BorgWarner, Inc.	14,567	712,472
Dana, Inc.	7,904	134,368
Dorman Products, Inc. (a)	1,756	138,425
Fox Factory Holding Corp. (a)	2,628	285,164
Garrett Motion, Inc. (a)	3,568	27,010
Gentex Corp.	14,613	427,576
Gentherm, Inc. (a)	2,062	116,524
Holley, Inc. (a)(b)	3,214	13,145
LCI Industries (b)	1,580	199,649
Lear Corp.	3,678	527,977
Luminar Technologies, Inc. (a)(b)	14,521	99,904
Mobileye Global, Inc. (b)	2,904	111,572
Modine Manufacturing Co. (a)	3,219	106,291
Motorcar Parts of America, Inc. (a)	1,240	9,598
Patrick Industries, Inc.	1,334	106,720
QuantumScape Corp. Class A (a)(b)	17,285	138,107
Solid Power, Inc. (a)(b)	6,910	17,551
Standard Motor Products, Inc.	1,183	44,386
Stoneridge, Inc. (a)	1,725	32,516
The Goodyear Tire & Rubber Co. (a)	17,590	240,631
Visteon Corp. (a)	1,749	251,174
XPEL, Inc. (a)	1,215	102,327
		4,538,217
Automobiles - 0.5%
Canoo, Inc. (a)(b)	19,346	9,274
Faraday Future Intelligent Electric, Inc. (a)	31,400	6,280
Fisker, Inc. (a)(b)	9,735	54,905
Harley-Davidson, Inc.	8,266	291,046
Lucid Group, Inc. Class A (a)(b)	39,779	274,077
Mullen Automotive, Inc. (a)(b)	4,023	433
Rivian Automotive, Inc. (a)(b)	34,070	567,606
Thor Industries, Inc. (b)	3,328	344,448
Winnebago Industries, Inc. (b)	1,897	126,511
Workhorse Group, Inc. (a)(b)	10,330	9,004
		1,683,584
Broadline Retail - 0.3%
Big Lots, Inc. (b)	1,834	16,194
ContextLogic, Inc. (a)(b)	1,190	7,830
Dillard's, Inc. Class A (b)	211	68,845
Groupon, Inc. (a)(b)	1,371	8,103
Kohl's Corp. (b)	6,861	158,146
Macy's, Inc. (b)	16,862	270,635
Nordstrom, Inc. (b)	6,965	142,574
Ollie's Bargain Outlet Holdings, Inc. (a)	3,600	208,548
Qurate Retail, Inc. Series A (a)	21,452	21,233
		902,108
Diversified Consumer Services - 0.9%
2U, Inc. (a)	5,004	20,166
ADT, Inc.	13,121	79,120
Adtalem Global Education, Inc. (a)	2,819	96,804
American Public Education, Inc. (a)	1,192	5,650
Bright Horizons Family Solutions, Inc. (a)(b)	3,589	331,803
Carriage Services, Inc.	832	27,015
Chegg, Inc. (a)	7,822	69,459
Coursera, Inc. (a)	5,244	68,277
Duolingo, Inc. (a)	1,575	225,131
European Wax Center, Inc. (a)(b)	1,837	34,223
Frontdoor, Inc. (a)	5,062	161,478
Graham Holdings Co.	237	135,441
Grand Canyon Education, Inc. (a)	1,906	196,718
H&R Block, Inc.	9,470	301,809
Laureate Education, Inc. Class A	8,358	101,048
Mister Car Wash, Inc. (a)(b)	5,015	48,395
Nerdy, Inc. Class A (a)(b)	3,776	15,746
OneSpaWorld Holdings Ltd. (a)	3,748	45,351
Perdoceo Education Corp. (a)	4,102	50,332
Rover Group, Inc. Class A (a)	6,154	30,216
Service Corp. International	9,573	618,320
Strategic Education, Inc.	1,380	93,619
Stride, Inc. (a)	2,545	94,750
Udemy, Inc. (a)	4,117	44,175
WW International, Inc. (a)	3,389	22,774
		2,917,820
Hotels, Restaurants & Leisure - 3.1%
Accel Entertainment, Inc. (a)	3,445	36,379
ARAMARK Holdings Corp.	16,201	697,453
Bally's Corp. (a)	1,731	26,934
BJ's Restaurants, Inc. (a)	1,480	47,064
Bloomin' Brands, Inc.	5,459	146,793
Bluegreen Vacations Holding Corp. Class A	542	19,322
Bowlero Corp. Class A (a)(b)	2,152	25,049
Boyd Gaming Corp.	4,936	342,410
Brinker International, Inc. (a)	2,734	100,064
Choice Hotels International, Inc. (b)	1,726	202,840
Churchill Downs, Inc.	4,095	569,901
Chuy's Holdings, Inc. (a)	1,135	46,331
Cracker Barrel Old Country Store, Inc. (b)	1,380	128,588
Dave & Buster's Entertainment, Inc. (a)(b)	2,609	116,257
Denny's Corp. (a)	3,603	44,389
Dine Brands Global, Inc.	965	55,999
Draftkings Holdings, Inc. (a)	27,912	741,622
Dutch Bros, Inc. (a)(b)	1,815	51,637
El Pollo Loco Holdings, Inc.	1,250	10,963
Everi Holdings, Inc. (a)	5,559	80,383
First Watch Restaurant Group, Inc. (a)	714	12,067
Golden Entertainment, Inc. (a)	1,349	56,388
Hilton Grand Vacations, Inc. (a)	4,934	224,201
Hyatt Hotels Corp. Class A	2,997	343,396
Inspired Entertainment, Inc. (a)	1,516	22,300
Jack in the Box, Inc.	1,280	124,838
Krispy Kreme, Inc. (b)	4,116	60,629
Kura Sushi U.S.A., Inc. Class A (a)(b)	234	21,750
Life Time Group Holdings, Inc. (a)(b)	3,466	68,176
Light & Wonder, Inc. Class A (a)	5,813	399,702
Lindblad Expeditions Holdings (a)	2,116	23,022
Marriott Vacations Worldwide Corp.	2,385	292,687
Monarch Casino & Resort, Inc.	818	57,628
Norwegian Cruise Line Holdings Ltd. (a)(b)	26,186	570,069
Papa John's International, Inc.	2,000	147,660
Penn Entertainment, Inc. (a)	9,644	231,745
Planet Fitness, Inc. (a)	5,187	349,811
Playa Hotels & Resorts NV (a)	8,120	66,097
PlayAGS, Inc. (a)	1,837	10,379
Portillo's, Inc. (a)(b)	2,649	59,682
RCI Hospitality Holdings, Inc.	536	40,731
Red Robin Gourmet Burgers, Inc. (a)(b)	1,005	13,899
Red Rock Resorts, Inc.	3,029	141,697
Rush Street Interactive, Inc. (a)	3,561	11,110
Sabre Corp. (a)(b)	20,272	64,668
SeaWorld Entertainment, Inc. (a)	2,457	137,617
Shake Shack, Inc. Class A (a)	2,320	180,310
Six Flags Entertainment Corp. (a)(b)	4,596	119,404
Soho House & Co., Inc. Class A (a)	2,478	13,431
Sonder Holdings, Inc. (a)(b)	8,855	4,698
Sweetgreen, Inc. Class A (a)	4,744	60,818
Target Hospitality Corp. (a)	1,538	20,640
Texas Roadhouse, Inc. Class A	4,166	467,758
The Cheesecake Factory, Inc. (b)	2,972	102,772
Travel+Leisure Co.	5,044	203,475
Vail Resorts, Inc.	2,508	631,414
Wendy's Co. (b)	10,609	230,746
Wingstop, Inc.	1,859	372,097
Wyndham Hotels & Resorts, Inc.	5,497	376,929
Wynn Resorts Ltd.	6,411	677,066
Xponential Fitness, Inc. (a)	1,427	24,616
		10,528,501
Household Durables - 1.8%
Beazer Homes U.S.A., Inc. (a)	1,863	52,704
Cavco Industries, Inc. (a)	502	148,090
Century Communities, Inc.	1,756	134,545
Dream Finders Homes, Inc. (a)(b)	1,333	32,778
Ethan Allen Interiors, Inc. (b)	1,442	40,780
GoPro, Inc. Class A (a)	8,155	33,762
Green Brick Partners, Inc. (a)	1,682	95,538
Helen of Troy Ltd. (a)	1,492	161,166
Hovnanian Enterprises, Inc. Class A (a)	297	29,465
Installed Building Products, Inc.	1,456	204,073
iRobot Corp. (a)(b)	1,674	75,749
KB Home	5,079	262,635
La-Z-Boy, Inc.	2,662	76,240
Leggett & Platt, Inc. (b)	8,243	244,158
LGI Homes, Inc. (a)	1,272	171,580
Lovesac (a)(b)	967	26,061
M.D.C. Holdings, Inc.	3,610	168,840
M/I Homes, Inc. (a)	1,703	148,485
Meritage Homes Corp.	2,274	323,522
Mohawk Industries, Inc. (a)	3,278	338,158
Newell Brands, Inc.	23,417	203,728
Purple Innovation, Inc.	4,044	11,242
Skyline Champion Corp. (a)	3,300	215,985
Sonos, Inc. (a)(b)	7,928	129,464
Taylor Morrison Home Corp. (a)	6,738	328,612
Tempur Sealy International, Inc.	10,596	424,582
Toll Brothers, Inc.	6,400	506,048
TopBuild Corp. (a)	1,988	528,848
Traeger, Inc. (a)(b)	3,710	15,768
TRI Pointe Homes, Inc. (a)	6,273	206,131
Tupperware Brands Corp. (a)	2,404	1,923
Universal Electronics, Inc. (a)	768	7,388
Vizio Holding Corp. (a)(b)	3,570	24,098
Vuzix Corp. (a)(b)	3,758	19,166
Whirlpool Corp.	3,389	504,249
ZAGG, Inc. rights (a)(c)	548	0
		5,895,561
Leisure Products - 0.8%
Acushnet Holdings Corp. (b)	2,001	109,415
AMMO, Inc. (a)(b)	5,585	11,896
Brunswick Corp.	4,504	390,227
Clarus Corp. (b)	1,877	17,156
Funko, Inc. (a)(b)	2,151	23,274
Hasbro, Inc.	8,074	522,953
JAKKS Pacific, Inc. (a)	450	8,987
Johnson Outdoors, Inc. Class A (b)	351	21,569
Latham Group, Inc. (a)	2,669	9,902
Malibu Boats, Inc. Class A (a)	1,265	74,205
MasterCraft Boat Holdings, Inc. (a)	1,126	34,512
Mattel, Inc. (a)	22,037	430,603
Peloton Interactive, Inc. Class A (a)	20,323	156,284
Polaris, Inc. (b)	3,387	409,590
Smith & Wesson Brands, Inc.	2,906	37,894
Solo Brands, Inc. Class A (a)	1,367	7,737
Sturm, Ruger & Co., Inc.	1,086	57,515
Topgolf Callaway Brands Corp. (a)	8,617	171,047
Vista Outdoor, Inc. (a)	3,515	97,260
YETI Holdings, Inc. (a)	5,365	208,377
		2,800,403
Specialty Retail - 3.1%
1-800-FLOWERS.com, Inc. Class A (a)	1,794	13,993
Abercrombie & Fitch Co. Class A (a)	3,039	114,510
Academy Sports & Outdoors, Inc.	4,858	262,575
Advance Auto Parts, Inc.	3,687	259,196
America's Car Mart, Inc. (a)	367	36,619
American Eagle Outfitters, Inc.	10,823	127,711
Arhaus, Inc. (a)(b)	1,339	13,966
Arko Corp.	4,627	36,785
Asbury Automotive Group, Inc. (a)	1,376	330,818
AutoNation, Inc. (a)	2,126	349,961
BARK, Inc. (a)	6,554	8,717
Bath & Body Works, Inc.	14,201	532,538
Big 5 Sporting Goods Corp. (b)	1,419	12,998
Boot Barn Holdings, Inc. (a)	1,854	157,015
Build-A-Bear Workshop, Inc.	806	17,265
Caleres, Inc. (b)	2,256	53,986
Camping World Holdings, Inc.	2,470	74,347
CarParts.com, Inc. (a)	3,201	13,604
Carvana Co. Class A (a)(b)	6,142	159,201
Chewy, Inc. (a)(b)	5,789	228,492
Chico's FAS, Inc. (a)	7,908	42,308
Citi Trends, Inc. (a)	535	9,448
Designer Brands, Inc. Class A	3,188	32,199
Destination XL Group, Inc. (a)	3,476	17,032
Dick's Sporting Goods, Inc.	3,722	492,011
EVgo, Inc. Class A (a)(b)	4,392	17,568
Five Below, Inc. (a)	3,453	678,653
Floor & Decor Holdings, Inc. Class A (a)(b)	6,600	686,136
Foot Locker, Inc. (b)	4,928	133,598
Franchise Group, Inc. (b)	1,637	46,884
GameStop Corp. Class A (b)	15,719	381,186
Gap, Inc. (b)	13,123	117,188
Genesco, Inc. (a)	762	19,080
Group 1 Automotive, Inc.	906	233,839
GrowGeneration Corp. (a)(b)	3,861	13,127
Guess?, Inc. (b)	1,933	37,597
Haverty Furniture Companies, Inc.	838	25,324
Hibbett, Inc.	809	29,359
Lands' End, Inc. (a)	834	6,472
Lazydays Holdings, Inc. (a)(b)	506	5,849
Leslie's, Inc. (a)(b)	9,229	86,660
Lithia Motors, Inc. Class A (sub. vtg.)	1,700	516,987
LL Flooring Holdings, Inc. (a)	1,867	7,151
MarineMax, Inc. (a)	1,390	47,482
Monro, Inc. (b)	1,943	78,944
Murphy U.S.A., Inc.	1,245	387,332
National Vision Holdings, Inc. (a)	4,904	119,118
OneWater Marine, Inc. Class A (a)(b)	701	25,404
Overstock.com, Inc. (a)	2,804	91,326
Penske Automotive Group, Inc. (b)	1,551	258,443
Petco Health & Wellness Co., Inc. (a)(b)	5,058	45,016
PetMed Express, Inc. (b)	1,347	18,575
Rent the Runway, Inc. Class A (a)(b)	2,769	5,483
Revolve Group, Inc. (a)(b)	2,593	42,525
RH (a)	1,162	382,984
Sally Beauty Holdings, Inc. (a)	6,637	81,967
Shoe Carnival, Inc. (b)	1,071	25,147
Signet Jewelers Ltd.	2,824	184,294
Sleep Number Corp. (a)	1,393	38,001
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	1,055	50,292
Sportsman's Warehouse Holdings, Inc. (a)	2,393	13,640
Stitch Fix, Inc. (a)(b)	4,760	18,326
The Aaron's Co., Inc.	1,946	27,516
The Buckle, Inc.	1,812	62,695
The Cato Corp. Class A (sub. vtg.)	1,018	8,175
The Children's Place, Inc. (a)(b)	776	18,011
The Container Store Group, Inc. (a)	2,053	6,446
The ODP Corp. (a)	2,499	117,003
The RealReal, Inc. (a)(b)	5,448	12,095
thredUP, Inc. (a)	4,424	10,795
Tilly's, Inc. (a)	1,414	9,912
Upbound Group, Inc.	3,109	96,783
Urban Outfitters, Inc. (a)(b)	3,722	123,310
Valvoline, Inc.	10,695	401,169
Victoria's Secret & Co. (a)	5,023	87,551
Vroom, Inc. (a)(b)	7,891	11,363
Warby Parker, Inc. (a)	3,794	44,352
Wayfair LLC Class A (a)(b)	4,808	312,568
Williams-Sonoma, Inc. (b)	4,143	518,455
Winmark Corp.	168	55,855
Zumiez, Inc. (a)	998	16,627
		10,294,933
Textiles, Apparel & Luxury Goods - 1.5%
Allbirds, Inc. Class A (a)(b)	6,003	7,564
Capri Holdings Ltd. (a)	7,818	280,588
Carter's, Inc. (b)	2,372	172,207
Columbia Sportswear Co.	2,202	170,082
Crocs, Inc. (a)	3,839	431,657
Deckers Outdoor Corp. (a)	1,640	865,362
Fossil Group, Inc. (a)	2,972	7,638
G-III Apparel Group Ltd. (a)	2,595	50,006
Hanesbrands, Inc. (b)	21,646	98,273
Kontoor Brands, Inc. (b)	3,066	129,079
Levi Strauss & Co. Class A	5,971	86,162
Movado Group, Inc.	996	26,723
Oxford Industries, Inc. (b)	919	90,448
PVH Corp.	3,939	334,697
Ralph Lauren Corp. (b)	2,556	315,155
Samsonite International SA (a)(d)	90,900	256,367
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	8,351	439,764
Steven Madden Ltd.	4,555	148,903
Tapestry, Inc.	14,683	628,432
Under Armour, Inc.:
Class A (sub. vtg.) (a)	13,602	98,206
Class C (non-vtg.) (a)	9,734	65,315
Unifi, Inc. (a)	802	6,472
VF Corp.	20,541	392,128
Wolverine World Wide, Inc.	4,856	71,335
		5,172,563
TOTAL CONSUMER DISCRETIONARY		44,733,690
CONSUMER STAPLES - 3.5%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	587	181,054
Celsius Holdings, Inc. (a)(b)	2,513	374,914
Coca-Cola Bottling Co. Consolidated	287	182,538
Duckhorn Portfolio, Inc. (a)	2,718	35,252
MGP Ingredients, Inc.	957	101,710
Molson Coors Beverage Co. Class B	11,698	770,196
National Beverage Corp. (a)(b)	1,445	69,866
The Vita Coco Co., Inc. (a)	1,523	40,923
		1,756,453
Consumer Staples Distribution & Retail - 1.0%
Albertsons Companies, Inc.	10,056	219,422
Andersons, Inc.	1,928	88,977
BJ's Wholesale Club Holdings, Inc. (a)	8,373	527,583
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	341	1
warrants 11/4/28 (a)	341	0
warrants 11/4/28 (a)	341	0
Casey's General Stores, Inc.	2,319	565,558
Chefs' Warehouse Holdings (a)	2,099	75,060
Grocery Outlet Holding Corp. (a)	5,511	168,692
Ingles Markets, Inc. Class A	888	73,393
Performance Food Group Co. (a)	9,720	585,533
PriceSmart, Inc.	1,564	115,830
Rite Aid Corp. (a)(b)	3,582	5,409
SpartanNash Co.	2,161	48,644
Sprouts Farmers Market LLC (a)	6,588	241,977
U.S. Foods Holding Corp. (a)	12,734	560,296
United Natural Foods, Inc. (a)	3,717	72,667
Weis Markets, Inc.	1,011	64,916
		3,413,958
Food Products - 1.2%
Alico, Inc. (b)	333	8,478
B&G Foods, Inc. Class A (b)	4,401	61,262
Benson Hill, Inc. (a)	8,070	10,491
Beyond Meat, Inc. (a)(b)	3,830	49,713
BRC, Inc. Class A (a)(b)	2,358	12,167
Cal-Maine Foods, Inc.	2,361	106,245
Calavo Growers, Inc.	1,122	32,560
Campbell Soup Co.	12,497	571,238
Darling Ingredients, Inc. (a)	9,969	635,923
Flowers Foods, Inc.	11,965	297,689
Fresh Del Monte Produce, Inc.	1,869	48,052
Freshpet, Inc. (a)	2,986	196,509
Hostess Brands, Inc. Class A (a)	8,340	211,169
Ingredion, Inc.	4,089	433,230
J&J Snack Foods Corp.	933	147,750
John B. Sanfilippo & Son, Inc.	551	64,616
Lancaster Colony Corp.	1,235	248,346
Lifecore Biomedical (a)	1,611	15,578
Mission Produce, Inc. (a)	2,541	30,797
Pilgrim's Pride Corp. (a)	2,772	59,570
Post Holdings, Inc. (a)	3,342	289,584
Seaboard Corp.	16	56,972
Seneca Foods Corp. Class A (a)	337	11,013
Sovos Brands, Inc. (a)	2,424	47,413
The Hain Celestial Group, Inc. (a)	5,526	69,130
The Simply Good Foods Co. (a)	5,261	192,500
Tootsie Roll Industries, Inc.	1,155	40,899
TreeHouse Foods, Inc. (a)	3,137	158,042
Utz Brands, Inc. Class A (b)	4,085	66,831
Vital Farms, Inc. (a)	1,701	20,395
Westrock Coffee Holdings	761	8,272
Whole Earth Brands, Inc. Class A (a)	2,177	8,752
		4,211,186
Household Products - 0.2%
Central Garden & Pet Co. (a)	798	30,938
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,353	85,790
Energizer Holdings, Inc.	4,124	138,484
Reynolds Consumer Products, Inc.	3,367	95,118
Spectrum Brands Holdings, Inc. (b)	2,550	199,028
WD-40 Co. (b)	845	159,409
		708,767
Personal Care Products - 0.5%
BellRing Brands, Inc. (a)	8,298	303,707
Coty, Inc. Class A (a)	22,804	280,261
Edgewell Personal Care Co. (b)	3,198	132,109
elf Beauty, Inc. (a)	3,149	359,710
Herbalife Ltd. (a)	6,040	79,970
Inter Parfums, Inc.	1,109	149,970
MediFast, Inc.	675	62,208
Nu Skin Enterprises, Inc. Class A	3,074	102,057
The Beauty Health Co. (a)(b)	5,676	47,508
The Honest Co., Inc. (a)	3,677	6,177
USANA Health Sciences, Inc. (a)	679	42,804
		1,566,481
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	13,316	5,096
Turning Point Brands, Inc.	971	23,314
Universal Corp.	1,520	75,909
Vector Group Ltd.	8,127	104,107
		208,426
TOTAL CONSUMER STAPLES		11,865,271
ENERGY - 4.6%
Energy Equipment & Services - 1.2%
Archrock, Inc. (b)	8,236	84,419
Bristow Group, Inc. (a)	1,490	42,808
Cactus, Inc.	3,976	168,264
Championx Corp.	12,352	383,406
Core Laboratories, Inc.	2,871	66,751
Diamond Offshore Drilling, Inc. (a)	6,262	89,171
DMC Global, Inc. (a)	1,174	20,850
Dril-Quip, Inc. (a)	2,075	48,285
Expro Group Holdings NV (a)	4,231	74,973
Helix Energy Solutions Group, Inc. (a)	8,699	64,199
Helmerich & Payne, Inc.	6,500	230,425
Liberty Oilfield Services, Inc. Class A	9,315	124,542
Nabors Industries Ltd. (a)	550	51,167
Newpark Resources, Inc. (a)	5,237	27,390
Nextier Oilfield Solutions, Inc. (a)	9,892	88,434
Noble Corp. PLC	6,100	251,991
NOV, Inc.	24,442	392,050
Oceaneering International, Inc. (a)	6,213	116,183
Oil States International, Inc. (a)	4,029	30,097
Patterson-UTI Energy, Inc.	13,481	161,368
ProFrac Holding Corp. (a)(b)	2,060	22,990
ProPetro Holding Corp. (a)	6,093	50,206
RPC, Inc.	5,264	37,638
Select Water Solutions, Inc. Class A	5,269	42,679
Solaris Oilfield Infrastructure, Inc. Class A	2,094	17,443
TechnipFMC PLC (a)	27,765	461,454
TETRA Technologies, Inc. (a)	7,205	24,353
Tidewater, Inc. (a)	3,135	173,804
Transocean Ltd. (United States) (a)(b)	41,295	289,478
U.S. Silica Holdings, Inc. (a)	4,650	56,405
Valaris Ltd. (a)	3,738	235,232
Weatherford International PLC (a)	4,006	266,079
		4,194,534
Oil, Gas & Consumable Fuels - 3.4%
Amplify Energy Corp. (a)(b)	2,236	15,138
Antero Midstream GP LP	20,822	241,535
Antero Resources Corp. (a)	17,173	395,494
APA Corp.	19,992	683,127
Arch Resources, Inc.	1,124	126,742
Ardmore Shipping Corp.	2,301	28,417
Berry Corp.	4,007	27,568
California Resources Corp.	4,564	206,704
Callon Petroleum Co. (a)	3,175	111,347
Centrus Energy Corp. Class A (a)	752	24,485
Chesapeake Energy Corp.	6,667	557,895
Chord Energy Corp.	2,587	397,881
Civitas Resources, Inc.	3,228	223,926
Clean Energy Fuels Corp. (a)	11,085	54,982
CNX Resources Corp. (a)	10,567	187,247
Comstock Resources, Inc. (b)	5,631	65,320
CONSOL Energy, Inc.	2,030	137,654
Crescent Energy, Inc. Class A (b)	2,365	24,643
CVR Energy, Inc.	1,844	55,246
Delek U.S. Holdings, Inc.	4,324	103,560
Denbury, Inc. (a)	3,097	267,147
Dorian LPG Ltd.	2,011	51,582
DT Midstream, Inc.	6,014	298,114
Earthstone Energy, Inc. (a)(b)	2,411	34,453
Enviva, Inc. (b)	1,948	21,136
EQT Corp.	22,829	938,957
Equitrans Midstream Corp.	26,878	256,954
Evolution Petroleum Corp.	1,942	15,672
Excelerate Energy, Inc.	1,099	22,343
Gevo, Inc. (a)(b)	14,872	22,605
Green Plains, Inc. (a)	3,681	118,675
Gulfport Energy Corp. (a)	702	73,759
Hallador Energy Co. (a)(b)	1,539	13,189
HF Sinclair Corp.	8,365	373,163
International Seaways, Inc.	2,495	95,409
Kinetik Holdings, Inc. (b)	1,385	48,669
Kosmos Energy Ltd. (a)	28,326	169,673
Magnolia Oil & Gas Corp. Class A	10,367	216,670
Matador Resources Co.	6,978	365,089
Murphy Oil Corp.	9,078	347,687
New Fortress Energy, Inc.	2,971	79,563
Nextdecade Corp. (a)(b)	3,647	29,942
Northern Oil & Gas, Inc.	4,607	158,112
Overseas Shipholding Group, Inc. (a)	4,088	17,047
Par Pacific Holdings, Inc. (a)	3,428	91,219
PBF Energy, Inc. Class A	7,107	290,961
PDC Energy, Inc.	5,731	407,703
Peabody Energy Corp.	7,247	156,970
Permian Resource Corp. Class A	14,517	159,106
Range Resources Corp.	15,030	441,882
Rex American Resources Corp. (a)	967	33,661
Riley Exploration Permian, Inc.	255	9,109
Ring Energy, Inc. (a)	5,917	10,118
SandRidge Energy, Inc.	2,018	30,775
Scorpio Tankers, Inc.	3,401	160,629
SilverBow Resources, Inc. (a)	849	24,723
Sitio Royalties Corp.	4,612	121,157
SM Energy Co.	7,630	241,337
Southwestern Energy Co. (a)	68,657	412,629
Talos Energy, Inc. (a)	3,998	55,452
Teekay Corp. (a)	4,352	26,286
Teekay Tankers Ltd.	1,434	54,822
Tellurian, Inc. (a)(b)	33,232	46,857
Texas Pacific Land Corp.	383	504,220
Uranium Energy Corp. (a)(b)	22,737	77,306
VAALCO Energy, Inc. (b)	6,661	25,045
Vertex Energy, Inc. (a)(b)	3,877	24,231
Vital Energy, Inc. (a)(b)	1,027	46,369
Vitesse Energy, Inc. (b)	1,353	30,307
W&T Offshore, Inc. (a)(b)	5,965	23,085
World Kinect Corp.	3,835	79,308
		11,289,788
TOTAL ENERGY		15,484,322
FINANCIALS - 14.8%
Banks - 5.1%
1st Source Corp.	1,033	43,314
Amalgamated Financial Corp.	1,126	18,117
Amerant Bancorp, Inc. Class A	1,624	27,917
Ameris Bancorp	4,046	138,414
Associated Banc-Corp.	9,332	151,458
Atlantic Union Bankshares Corp.	4,635	120,278
Axos Financial, Inc. (a)	3,317	130,822
Banc of California, Inc.	3,485	40,356
BancFirst Corp.	1,081	99,452
Bancorp, Inc., Delaware (a)	3,459	112,936
Bank First National Corp.	444	36,941
Bank of Hawaii Corp. (b)	2,475	102,044
Bank of Marin Bancorp	907	16,027
Bank OZK	6,848	275,016
BankUnited, Inc.	4,695	101,177
Banner Corp.	2,117	92,449
Berkshire Hills Bancorp, Inc.	2,723	56,448
BOK Financial Corp.	1,787	144,354
Bridgewater Bancshares, Inc. (a)	1,285	12,657
Brookline Bancorp, Inc., Delaware	5,346	46,724
Business First Bancshares, Inc.	1,482	22,334
Byline Bancorp, Inc.	1,420	25,688
Cadence Bank	11,336	222,639
Cambridge Bancorp	495	26,883
Camden National Corp.	920	28,492
Capitol Federal Financial, Inc.	7,980	49,237
Cathay General Bancorp	4,512	145,241
Central Pacific Financial Corp.	1,714	26,927
City Holding Co.	918	82,611
CNB Financial Corp., Pennsylvania	1,256	22,168
Coastal Financial Corp. of Washington (a)	686	25,828
Columbia Banking Systems, Inc.	12,928	262,180
Columbia Financial, Inc. (a)(b)	2,066	35,721
Comerica, Inc.	8,142	344,895
Commerce Bancshares, Inc.	7,077	344,650
Community Bank System, Inc.	3,339	156,532
Community Trust Bancorp, Inc.	958	34,076
ConnectOne Bancorp, Inc.	2,238	37,128
CrossFirst Bankshares, Inc. (a)	2,664	26,640
Cullen/Frost Bankers, Inc.	4,002	430,335
Customers Bancorp, Inc. (a)	1,926	58,281
CVB Financial Corp.	8,161	108,378
Dime Community Bancshares, Inc.	2,053	36,194
Eagle Bancorp, Inc.	1,987	42,045
East West Bancorp, Inc.	8,765	462,704
Eastern Bankshares, Inc.	9,957	122,172
Enterprise Financial Services Corp.	2,313	90,438
Equity Bancshares, Inc.	886	20,183
Esquire Financial Holdings, Inc.	436	19,943
Farmers National Banc Corp.	2,148	26,571
FB Financial Corp.	2,158	60,532
First Bancorp, North Carolina	2,520	74,970
First Bancorp, Puerto Rico	11,352	138,721
First Bancshares, Inc.	1,698	43,876
First Busey Corp.	3,155	63,416
First Citizens Bancshares, Inc.	739	948,470
First Commonwealth Financial Corp.	6,365	80,517
First Financial Bancorp, Ohio	5,876	120,105
First Financial Bankshares, Inc.	8,065	229,772
First Financial Corp., Indiana	693	22,502
First Foundation, Inc.	3,216	12,768
First Hawaiian, Inc.	7,909	142,441
First Horizon National Corp.	33,376	376,148
First Interstate Bancsystem, Inc.	5,515	131,478
First Merchants Corp.	3,668	103,548
First of Long Island Corp.	1,348	16,203
Flushing Financial Corp.	1,773	21,790
FNB Corp., Pennsylvania	22,416	256,439
Fulton Financial Corp.	10,411	124,099
German American Bancorp, Inc.	1,752	47,619
Glacier Bancorp, Inc.	6,882	214,512
Great Southern Bancorp, Inc.	577	29,271
Hancock Whitney Corp.	5,320	204,182
Hanmi Financial Corp.	1,930	28,815
HarborOne Bancorp, Inc.	2,687	23,323
Heartland Financial U.S.A., Inc.	2,331	64,965
Heritage Commerce Corp.	3,852	31,895
Heritage Financial Corp., Washington	2,227	36,011
Hilltop Holdings, Inc.	2,840	89,346
Hingham Institution for Savings	94	20,039
Home Bancshares, Inc.	11,761	268,151
HomeStreet, Inc.	1,132	6,701
HomeTrust Bancshares, Inc.	894	18,676
Hope Bancorp, Inc.	7,351	61,895
Horizon Bancorp, Inc. Indiana	2,473	25,744
Independent Bank Corp.	2,833	126,097
Independent Bank Corp.	1,328	22,523
Independent Bank Group, Inc.	2,194	75,759
International Bancshares Corp.	3,278	144,888
Kearny Financial Corp.	4,250	29,963
Lakeland Bancorp, Inc.	3,961	53,038
Lakeland Financial Corp.	1,570	76,176
Live Oak Bancshares, Inc.	2,017	53,067
Mercantile Bank Corp.	919	25,383
Metropolitan Bank Holding Corp. (a)	694	24,103
Midland States Bancorp, Inc.	1,401	27,894
National Bank Holdings Corp.	2,323	67,460
NBT Bancorp, Inc.	2,658	84,657
New York Community Bancorp, Inc.	42,363	476,160
Nicolet Bankshares, Inc.	819	55,618
Northfield Bancorp, Inc.	2,624	28,812
Northwest Bancshares, Inc.	7,851	83,221
OceanFirst Financial Corp.	3,622	56,576
OFG Bancorp	2,939	76,649
Old National Bancorp, Indiana	18,213	253,889
Old Second Bancorp, Inc.	2,482	32,415
Origin Bancorp, Inc.	1,790	52,447
Pacific Premier Bancorp, Inc.	5,897	121,950
PacWest Bancorp (b)	7,194	58,631
Park National Corp.	897	91,781
Pathward Financial, Inc.	1,705	79,044
Peapack-Gladstone Financial Corp.	1,003	27,161
Peoples Bancorp, Inc.	1,723	45,746
Pinnacle Financial Partners, Inc.	4,753	269,257
Popular, Inc.	4,467	270,343
Preferred Bank, Los Angeles	839	46,137
Premier Financial Corp.	2,253	36,093
Prosperity Bancshares, Inc.	5,682	320,919
Provident Bancorp, Inc.	940	7,783
Provident Financial Services, Inc.	4,651	75,997
QCR Holdings, Inc.	1,063	43,615
Renasant Corp.	3,467	90,593
S&T Bancorp, Inc.	2,398	65,202
Sandy Spring Bancorp, Inc.	2,747	62,302
Seacoast Banking Corp., Florida	5,195	114,810
ServisFirst Bancshares, Inc.	3,036	124,233
Simmons First National Corp. Class A	7,881	135,947
Southern Missouri Bancorp, Inc.	595	22,878
Southside Bancshares, Inc.	1,832	47,925
Southstate Corp.	4,708	309,786
Stellar Bancorp, Inc.	2,774	63,497
Stock Yards Bancorp, Inc.	1,810	82,120
Synovus Financial Corp.	9,041	273,490
Texas Capital Bancshares, Inc. (a)	2,995	154,243
Tompkins Financial Corp.	761	42,388
TowneBank	4,208	97,794
Trico Bancshares	2,058	68,326
Triumph Bancorp, Inc. (a)	1,399	84,947
Trustco Bank Corp., New York	1,199	34,303
Trustmark Corp.	3,773	79,686
UMB Financial Corp.	2,702	164,552
United Bankshares, Inc., West Virginia	8,345	247,596
United Community Bank, Inc.	7,139	178,404
Univest Corp. of Pennsylvania	1,850	33,448
Valley National Bancorp	26,134	202,539
Veritex Holdings, Inc.	3,320	59,528
Washington Federal, Inc.	4,061	107,698
Washington Trust Bancorp, Inc.	1,090	29,223
Webster Financial Corp.	10,818	408,380
WesBanco, Inc.	3,671	94,014
Westamerica Bancorp.	1,664	63,731
Western Alliance Bancorp. (b)	6,771	246,938
Wintrust Financial Corp.	3,775	274,141
WSFS Financial Corp.	3,821	144,128
Zions Bancorp NA	9,301	249,825
		17,122,822
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	2,346	351,642
Ares Management Corp.	9,706	935,173
Artisan Partners Asset Management, Inc. (b)	4,218	165,810
Assetmark Financial Holdings, Inc. (a)	1,351	40,071
Avantax, Inc. (a)	2,437	54,540
B. Riley Financial, Inc. (b)	1,013	46,578
Bakkt Holdings, Inc. Class A (a)(b)	4,355	5,357
BGC Partners, Inc. Class A	20,092	89,008
Blue Owl Capital, Inc. Class A	22,132	257,838
Bridge Investment Group Holdings, Inc.	1,912	21,701
BrightSphere Investment Group, Inc.	1,947	40,790
Carlyle Group LP	13,596	434,392
Cohen & Steers, Inc.	1,543	89,479
Coinbase Global, Inc. (a)(b)	9,899	708,273
Diamond Hill Investment Group, Inc.	192	32,890
Donnelley Financial Solutions, Inc. (a)	1,541	70,162
Evercore, Inc. Class A	2,222	274,617
Federated Hermes, Inc.	5,266	188,786
Focus Financial Partners, Inc. Class A (a)	3,626	190,401
Franklin Resources, Inc. (b)	17,759	474,343
Galaxy Digital Holdings Ltd. (a)(b)	6,629	28,673
GCM Grosvenor, Inc. Class A	2,646	19,951
Hamilton Lane, Inc. Class A	2,213	176,996
Houlihan Lokey	3,140	308,693
Interactive Brokers Group, Inc.	6,398	531,482
Invesco Ltd.	28,292	475,589
Janus Henderson Group PLC	8,253	224,894
Jefferies Financial Group, Inc.	11,244	372,963
Lazard Ltd. Class A	7,008	224,256
Moelis & Co. Class A	3,978	180,363
Morningstar, Inc.	1,557	305,281
Open Lending Corp. (a)	6,469	67,989
Oppenheimer Holdings, Inc. Class A (non-vtg.)	460	18,483
P10, Inc.	2,386	26,962
Perella Weinberg Partners Class A	2,694	22,441
Piper Jaffray Companies	851	110,000
PJT Partners, Inc.	1,521	105,922
Robinhood Markets, Inc. (a)	31,868	318,043
SEI Investments Co.	6,378	380,256
StepStone Group, Inc. Class A	3,034	75,274
Stifel Financial Corp.	6,551	390,898
StoneX Group, Inc. (a)	1,089	90,474
TPG, Inc. (b)	3,170	92,754
Tradeweb Markets, Inc. Class A	6,910	473,197
Victory Capital Holdings, Inc.	1,644	51,852
Virtu Financial, Inc. Class A	5,767	98,558
Virtus Investment Partners, Inc.	420	82,937
WisdomTree Investments, Inc.	7,037	48,274
		9,775,306
Consumer Finance - 0.9%
Ally Financial, Inc.	18,621	502,953
Bread Financial Holdings, Inc.	3,093	97,089
Credit Acceptance Corp. (a)(b)	375	190,474
Encore Capital Group, Inc. (a)	1,444	70,207
Enova International, Inc. (a)	1,934	102,734
EZCORP, Inc. (non-vtg.) Class A (a)(b)	3,327	27,880
FirstCash Holdings, Inc.	2,333	217,739
Green Dot Corp. Class A (a)	2,876	53,896
LendingClub Corp. (a)	6,575	64,106
LendingTree, Inc. (a)	690	15,256
Navient Corp.	6,261	116,329
Nelnet, Inc. Class A	1,107	106,803
NerdWallet, Inc. (a)	2,028	19,083
OneMain Holdings, Inc.	7,508	328,025
Oportun Financial Corp. (a)	1,762	10,519
PRA Group, Inc. (a)	2,466	56,348
PROG Holdings, Inc. (a)	3,108	99,829
SLM Corp.	14,977	244,425
SoFi Technologies, Inc. (a)(b)	51,107	426,232
Upstart Holdings, Inc. (a)(b)	4,377	156,740
World Acceptance Corp. (a)(b)	212	28,410
		2,935,077
Financial Services - 1.8%
A-Mark Precious Metals, Inc.	1,146	42,901
Affirm Holdings, Inc. (a)(b)	13,231	202,831
AvidXchange Holdings, Inc. (a)	8,240	85,531
Cannae Holdings, Inc. (a)	4,479	90,521
Cantaloupe, Inc. (a)	3,530	28,099
Cass Information Systems, Inc.	771	29,899
Enact Holdings, Inc.	1,848	46,440
Equitable Holdings, Inc.	21,402	581,278
Essent Group Ltd.	6,703	313,700
Euronet Worldwide, Inc. (a)	2,929	343,777
EVERTEC, Inc.	4,053	149,272
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	570	81,932
Flywire Corp. (a)	3,889	120,715
i3 Verticals, Inc. Class A (a)	1,460	33,376
International Money Express, Inc. (a)	2,090	51,268
Jackson Financial, Inc.	3,669	112,308
Marqeta, Inc. Class A (a)	27,423	133,550
Merchants Bancorp	1,613	41,261
MGIC Investment Corp.	18,278	288,610
Mr. Cooper Group, Inc. (a)	4,301	217,803
NMI Holdings, Inc. (a)	5,191	134,032
Paymentus Holdings, Inc. (a)(b)	1,060	11,194
Payoneer Global, Inc. (a)	12,621	60,707
PennyMac Financial Services, Inc.	1,861	130,847
Radian Group, Inc.	9,773	247,061
Remitly Global, Inc. (a)	6,046	113,786
Repay Holdings Corp. (a)	4,786	37,474
Rocket Companies, Inc. (a)(b)	7,480	67,021
Shift4 Payments, Inc. (a)	3,295	223,763
TFS Financial Corp.	2,995	37,647
The Western Union Co.	23,249	272,711
Toast, Inc. (a)(b)	19,342	436,549
UWM Holdings Corp. Class A (b)	5,833	32,665
Voya Financial, Inc.	6,035	432,770
Walker & Dunlop, Inc.	1,906	150,746
WEX, Inc. (a)	2,711	493,592
		5,877,637
Insurance - 3.1%
AMBAC Financial Group, Inc. (a)	2,812	40,043
American Equity Investment Life Holding Co.	4,315	224,855
American Financial Group, Inc.	4,349	516,444
Amerisafe, Inc.	1,172	62,491
Argo Group International Holdings, Ltd.	2,239	66,297
Assurant, Inc.	3,287	413,242
Assured Guaranty Ltd.	3,720	207,576
Axis Capital Holdings Ltd.	4,790	257,846
Brighthouse Financial, Inc. (a)	4,234	200,480
BRP Group, Inc. (a)	3,801	94,189
CNO Financial Group, Inc.	7,098	168,010
eHealth, Inc. (a)	1,736	13,957
Employers Holdings, Inc.	1,668	62,400
Enstar Group Ltd. (a)	843	205,894
Erie Indemnity Co. Class A	1,551	325,726
First American Financial Corp.	6,442	367,323
Genworth Financial, Inc. Class A (a)	30,773	153,865
Globe Life, Inc.	5,637	617,928
Goosehead Insurance (a)	1,306	82,134
Hagerty, Inc. Class A (a)(b)	2,000	18,720
Hanover Insurance Group, Inc.	2,214	250,248
HCI Group, Inc. (b)	430	26,565
Hippo Holdings, Inc. (a)	961	15,885
Horace Mann Educators Corp.	2,529	75,010
James River Group Holdings Ltd.	2,283	41,688
Kemper Corp.	3,972	191,689
Kinsale Capital Group, Inc.	1,349	504,796
Lemonade, Inc. (a)(b)	2,846	47,955
Lincoln National Corp.	9,569	246,497
Loews Corp.	12,147	721,289
MBIA, Inc. (a)	3,026	26,145
Mercury General Corp.	1,622	49,098
National Western Life Group, Inc.	148	61,503
Old Republic International Corp.	17,184	432,521
Oscar Health, Inc. (a)	7,093	57,170
Palomar Holdings, Inc. (a)	1,563	90,717
Primerica, Inc.	2,294	453,661
ProAssurance Corp.	3,413	51,502
Reinsurance Group of America, Inc.	4,147	575,147
RenaissanceRe Holdings Ltd.	2,719	507,148
RLI Corp.	2,517	343,495
Ryan Specialty Group Holdings, Inc. (a)(b)	5,172	232,171
Safety Insurance Group, Inc.	909	65,193
Selective Insurance Group, Inc.	3,754	360,196
Selectquote, Inc. (a)	7,893	15,391
Siriuspoint Ltd. (a)	5,352	48,329
Stewart Information Services Corp.	1,679	69,074
Trupanion, Inc. (a)(b)	2,225	43,788
United Fire Group, Inc.	1,370	31,044
Universal Insurance Holdings, Inc.	1,734	26,756
Unum Group	11,628	554,656
White Mountains Insurance Group Ltd.	158	219,448
		10,535,195
Mortgage Real Estate Investment Trusts - 1.0%
AGNC Investment Corp.	35,825	362,907
Annaly Capital Management, Inc.	29,164	583,572
Apollo Commercial Real Estate Finance, Inc.	8,078	91,443
Arbor Realty Trust, Inc. (b)	10,681	158,292
Ares Commercial Real Estate Corp.	3,509	35,616
Armour Residential REIT, Inc. (b)	10,373	55,288
Blackstone Mortgage Trust, Inc.	10,734	223,375
BrightSpire Capital, Inc.	8,204	55,213
Cherry Hill Mortgage Investment Corp. (b)	1,368	6,607
Chimera Investment Corp. (b)	14,298	82,499
Claros Mortgage Trust, Inc. (b)	7,560	85,730
Dynex Capital, Inc.	3,479	43,801
Ellington Financial LLC (b)	4,045	55,821
Franklin BSP Realty Trust, Inc. (b)	5,111	72,372
Granite Point Mortgage Trust, Inc.	3,375	17,888
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	5,523	138,075
Invesco Mortgage Capital, Inc.	2,275	26,094
KKR Real Estate Finance Trust, Inc.	3,558	43,301
Ladder Capital Corp. Class A (b)	6,984	75,776
MFA Financial, Inc.	5,579	62,708
New York Mortgage Trust, Inc.	5,700	56,544
Orchid Island Capital, Inc. (b)	2,381	24,643
PennyMac Mortgage Investment Trust	5,504	74,194
Ready Capital Corp.	6,103	68,842
Redwood Trust, Inc.	7,233	46,074
Rithm Capital Corp.	29,581	276,582
Starwood Property Trust, Inc. (b)	19,299	374,401
TPG RE Finance Trust, Inc.	3,878	28,736
Two Harbors Investment Corp.	6,000	83,280
		3,309,674
TOTAL FINANCIALS		49,555,711
HEALTH CARE - 12.4%
Biotechnology - 4.4%
2seventy bio, Inc. (a)(b)	2,400	24,288
4D Molecular Therapeutics, Inc. (a)	1,822	32,924
Aadi Bioscience, Inc. (a)(b)	991	6,778
ACADIA Pharmaceuticals, Inc. (a)	7,439	178,164
Actinium Pharmaceuticals, Inc. (a)(b)	1,610	11,946
Adicet Bio, Inc. (a)	1,986	4,826
ADMA Biologics, Inc. (a)	12,828	47,335
Aerovate Therapeutics, Inc. (a)	620	10,633
Agenus, Inc. (a)	17,292	27,667
Agios Pharmaceuticals, Inc. (a)	3,391	96,033
Akero Therapeutics, Inc. (a)	1,909	89,131
Aldeyra Therapeutics, Inc. (a)	2,988	25,069
Alector, Inc. (a)	3,876	23,295
Alkermes PLC (a)	10,210	319,573
Allakos, Inc. (a)	4,468	19,480
Allogene Therapeutics, Inc. (a)(b)	5,755	28,602
Allovir, Inc. (a)(b)	2,870	9,758
Altimmune, Inc. (a)	2,825	9,972
ALX Oncology Holdings, Inc. (a)(b)	1,337	10,041
Amicus Therapeutics, Inc. (a)	15,512	194,831
AnaptysBio, Inc. (a)(b)	1,256	25,547
Anavex Life Sciences Corp. (a)(b)	4,935	40,122
Anika Therapeutics, Inc. (a)	921	23,928
Annexon, Inc. (a)	2,506	8,821
Apellis Pharmaceuticals, Inc. (a)	5,844	532,388
Arbutus Biopharma Corp. (a)	7,101	16,332
Arcellx, Inc. (a)	1,677	53,027
Arcturus Therapeutics Holdings, Inc. (a)	1,526	43,766
Arcus Biosciences, Inc. (a)	3,202	65,033
Arcutis Biotherapeutics, Inc. (a)(b)	2,543	24,235
Ardelyx, Inc. (a)	12,540	42,511
Arrowhead Pharmaceuticals, Inc. (a)	6,731	240,027
Ars Pharmaceuticals, Inc. (a)	2,232	14,954
Atara Biotherapeutics, Inc. (a)	6,076	9,782
Avid Bioservices, Inc. (a)	3,830	53,505
Avidity Biosciences, Inc. (a)	4,204	46,622
Beam Therapeutics, Inc. (a)(b)	3,673	117,279
BioAtla, Inc. (a)(b)	2,415	7,245
BioCryst Pharmaceuticals, Inc. (a)(b)	11,569	81,446
Biohaven Ltd.	3,933	94,077
Biomea Fusion, Inc. (a)	1,390	30,511
BioXcel Therapeutics, Inc. (a)(b)	1,221	8,132
bluebird bio, Inc. (a)(b)	6,501	21,388
Blueprint Medicines Corp. (a)	3,714	234,725
BridgeBio Pharma, Inc. (a)(b)	7,272	125,078
C4 Therapeutics, Inc. (a)	2,723	7,488
CareDx, Inc. (a)	3,394	28,849
Caribou Biosciences, Inc. (a)	3,442	14,629
Carisma Therapeutics, Inc. rights (a)(c)	6,389	0
Catalyst Pharmaceutical Partners, Inc. (a)	5,905	79,363
Celldex Therapeutics, Inc. (a)	2,919	99,042
Cerevel Therapeutics Holdings (a)	3,975	126,365
Chimerix, Inc. (a)	5,556	6,723
Chinook Therapeutics, Inc. (a)	2,752	105,732
Cogent Biosciences, Inc. (a)	4,254	50,367
Coherus BioSciences, Inc. (a)(b)	4,077	17,409
Crinetics Pharmaceuticals, Inc. (a)	2,681	48,312
CRISPR Therapeutics AG (a)(b)	4,867	273,233
Cullinan Oncology, Inc. (a)	1,602	17,238
Cytokinetics, Inc. (a)	5,872	191,545
CytomX Therapeutics, Inc. (a)	4,169	7,171
Day One Biopharmaceuticals, Inc. (a)	1,721	20,549
Deciphera Pharmaceuticals, Inc. (a)	3,387	47,689
Denali Therapeutics, Inc. (a)	6,827	201,465
DermTech, Inc. (a)(b)	1,667	4,334
Design Therapeutics, Inc. (a)(b)	1,871	11,787
Dynavax Technologies Corp. (a)(b)	7,362	95,117
Dyne Therapeutics, Inc. (a)	1,608	18,090
Eagle Pharmaceuticals, Inc. (a)	662	12,869
Editas Medicine, Inc. (a)(b)	4,355	35,842
Emergent BioSolutions, Inc. (a)	2,809	20,646
Enanta Pharmaceuticals, Inc. (a)	1,242	26,579
EQRx, Inc. (a)	14,486	26,944
Erasca, Inc. (a)(b)	4,631	12,782
Exelixis, Inc. (a)	20,146	384,990
Fate Therapeutics, Inc. (a)(b)	5,235	24,919
FibroGen, Inc. (a)	5,416	14,623
G1 Therapeutics, Inc. (a)	2,685	6,686
Generation Bio Co. (a)	3,001	16,506
Geron Corp. (a)	23,861	76,594
Gossamer Bio, Inc. (a)(b)	4,882	5,858
Gritstone Bio, Inc. (a)(b)	4,733	9,229
Halozyme Therapeutics, Inc. (a)	8,404	303,132
Heron Therapeutics, Inc. (a)(b)	6,740	7,818
HilleVax, Inc. (a)(b)	778	13,374
Icosavax, Inc. (a)(b)	1,238	12,293
Ideaya Biosciences, Inc. (a)	2,509	58,962
IGM Biosciences, Inc. (a)(b)	554	5,113
ImmunityBio, Inc. (a)(b)	6,579	18,290
ImmunoGen, Inc. (a)	12,345	232,950
Immunovant, Inc. (a)	3,453	65,503
Inhibrx, Inc. (a)(b)	1,895	49,194
Inovio Pharmaceuticals, Inc. (a)	15,503	6,922
Inozyme Pharma, Inc. (a)	1,507	8,394
Insmed, Inc. (a)	8,398	177,198
Intellia Therapeutics, Inc. (a)	5,165	210,629
Intercept Pharmaceuticals, Inc. (a)(b)	2,305	25,493
Ionis Pharmaceuticals, Inc. (a)	8,819	361,844
Iovance Biotherapeutics, Inc. (a)	8,465	59,594
Ironwood Pharmaceuticals, Inc. Class A (a)	8,282	88,120
iTeos Therapeutics, Inc. (a)	1,563	20,694
Iveric Bio, Inc. (a)	8,034	316,058
Janux Therapeutics, Inc. (a)(b)	1,106	13,128
Kalvista Pharmaceuticals, Inc. (a)	1,217	10,953
Karuna Therapeutics, Inc. (a)	1,855	402,257
Karyopharm Therapeutics, Inc. (a)(b)	6,588	11,793
Keros Therapeutics, Inc. (a)	1,061	42,631
Kezar Life Sciences, Inc. (a)	3,286	8,051
Kiniksa Pharmaceuticals Ltd. (a)	1,708	24,049
Kodiak Sciences, Inc. (a)	2,017	13,917
Krystal Biotech, Inc. (a)	1,344	157,786
Kura Oncology, Inc. (a)	3,850	40,733
Kymera Therapeutics, Inc. (a)(b)	2,402	55,222
Lyell Immunopharma, Inc. (a)(b)	9,148	29,091
Macrogenics, Inc. (a)	3,374	18,051
Madrigal Pharmaceuticals, Inc. (a)	757	174,867
MannKind Corp. (a)(b)	16,246	66,121
Mersana Therapeutics, Inc. (a)	5,680	18,687
MiMedx Group, Inc. (a)	7,182	47,473
MiNK Therapeutics, Inc. (a)	134	281
Mirati Therapeutics, Inc. (a)	3,221	116,375
Mirum Pharmaceuticals, Inc. (a)(b)	1,539	39,814
Morphic Holding, Inc. (a)	1,843	105,659
Myriad Genetics, Inc. (a)	5,030	116,595
Natera, Inc. (a)	6,758	328,844
NeoImmuneTech, Inc. (depository receipt) unit (a)	2,432	4,317
Neurocrine Biosciences, Inc. (a)	6,008	566,554
Nkarta, Inc. (a)	2,064	4,520
Novavax, Inc. (a)(b)	5,447	40,471
Nurix Therapeutics, Inc. (a)	2,780	27,772
Nuvalent, Inc. Class A (a)(b)	1,597	67,345
Ocugen, Inc. (a)(b)	13,186	7,161
Omniab, Inc. (c)	200	802
Omniab, Inc. (c)	200	760
Organogenesis Holdings, Inc. Class A (a)	4,484	14,887
ORIC Pharmaceuticals, Inc. (a)(b)	2,100	16,296
PDL BioPharma, Inc. (a)(c)	2,200	930
PDS Biotechnology Corp. (a)(b)	1,822	9,165
PMV Pharmaceuticals, Inc. (a)(b)	2,052	12,846
Point Biopharma Global, Inc. (a)(b)	4,878	44,195
Poseida Therapeutics, Inc. (a)	3,263	5,743
Precigen, Inc. (a)	8,992	10,341
ProKidney Corp. (a)	662	7,408
Protagonist Therapeutics, Inc. (a)	2,856	78,883
Prothena Corp. PLC (a)	2,448	167,149
PTC Therapeutics, Inc. (a)	4,463	181,510
Puma Biotechnology, Inc. (a)	2,483	8,765
RAPT Therapeutics, Inc. (a)	1,569	29,340
Recursion Pharmaceuticals, Inc. (a)(b)	8,080	60,358
REGENXBIO, Inc. (a)	2,289	45,757
Relay Therapeutics, Inc. (a)(b)	5,506	69,155
Repligen Corp. (a)	3,211	454,228
Replimune Group, Inc. (a)	2,328	54,056
Revolution Medicines, Inc. (a)	5,532	147,981
Rhythm Pharmaceuticals, Inc. (a)	2,810	46,337
Rigel Pharmaceuticals, Inc. (a)	10,894	14,053
Rocket Pharmaceuticals, Inc. (a)	3,600	71,532
Sage Therapeutics, Inc. (a)	3,210	150,934
Sana Biotechnology, Inc. (a)(b)	5,546	33,054
Sangamo Therapeutics, Inc. (a)	8,576	11,149
Sarepta Therapeutics, Inc. (a)	5,459	625,165
Scholar Rock Holding Corp. (a)	2,221	16,746
Selecta Biosciences, Inc. (a)(b)	7,210	8,075
Seres Therapeutics, Inc. (a)(b)	5,823	27,892
SpringWorks Therapeutics, Inc. (a)	2,743	71,921
Stoke Therapeutics, Inc. (a)	1,422	15,116
Sutro Biopharma, Inc. (a)	3,378	15,708
Syndax Pharmaceuticals, Inc. (a)	4,009	83,908
Tango Therapeutics, Inc. (a)	2,722	9,037
TG Therapeutics, Inc. (a)	8,582	213,177
Travere Therapeutics, Inc. (a)	3,927	60,319
Twist Bioscience Corp. (a)(b)	3,487	71,344
Ultragenyx Pharmaceutical, Inc. (a)	4,352	200,758
uniQure B.V. (a)	2,603	29,830
United Therapeutics Corp. (a)	2,834	625,606
Vanda Pharmaceuticals, Inc. (a)	3,600	23,724
Vaxart, Inc. (a)(b)	8,272	6,039
Vaxcyte, Inc. (a)	3,922	195,865
Vera Therapeutics, Inc. (a)	1,773	28,457
Veracyte, Inc. (a)	4,448	113,291
Vericel Corp. (a)	2,925	109,892
Verve Therapeutics, Inc. (a)(b)	2,645	49,594
Viking Therapeutics, Inc. (a)	5,346	86,659
Vir Biotechnology, Inc. (a)	4,716	115,683
Viridian Therapeutics, Inc. (a)	2,471	58,785
Voyager Therapeutics, Inc. (a)	1,685	19,293
X4 Pharmaceuticals, Inc. (a)	6,875	13,338
Xencor, Inc. (a)	3,707	92,564
Y-mAbs Therapeutics, Inc. (a)	2,103	14,279
Zentalis Pharmaceuticals, Inc. (a)	2,716	76,618
		14,706,781
Health Care Equipment & Supplies - 2.9%
Alphatec Holdings, Inc. (a)	4,316	77,602
Angiodynamics, Inc. (a)	2,478	25,846
Artivion, Inc. (a)	2,541	43,680
Atricure, Inc. (a)	2,888	142,552
Atrion Corp.	85	48,085
Avanos Medical, Inc. (a)	2,866	73,255
AxoGen, Inc. (a)	2,669	24,368
Axonics Modulation Technologies, Inc. (a)	3,079	155,397
Beyond Air, Inc. (a)(b)	1,588	6,765
Butterfly Network, Inc. Class A (a)(b)	9,128	20,994
Cerus Corp. (a)	11,194	27,537
CONMED Corp. (b)	1,893	257,240
Cutera, Inc. (a)	1,129	17,082
CVRx, Inc. (a)	689	10,638
Dentsply Sirona, Inc.	13,365	534,867
Embecta Corp.	3,548	76,637
Enovis Corp. (a)	2,960	189,795
Envista Holdings Corp. (a)	10,150	343,476
Figs, Inc. Class A (a)(b)	7,848	64,903
Glaukos Corp. (a)	2,962	210,924
Globus Medical, Inc. (a)	4,847	288,590
Haemonetics Corp. (a)	3,135	266,914
ICU Medical, Inc. (a)	1,252	223,094
Inari Medical, Inc. (a)(b)	3,002	174,536
Inogen, Inc. (a)	1,449	16,736
Inspire Medical Systems, Inc. (a)	1,806	586,300
Integer Holdings Corp. (a)	2,057	182,271
Integra LifeSciences Holdings Corp. (a)	4,517	185,784
iRhythm Technologies, Inc. (a)	1,871	195,183
Lantheus Holdings, Inc. (a)	4,281	359,262
LeMaitre Vascular, Inc.	1,195	80,400
LivaNova PLC (a)	3,328	171,159
Masimo Corp. (a)	3,007	494,802
Merit Medical Systems, Inc. (a)	3,539	296,002
Neogen Corp. (a)	13,435	292,211
Nevro Corp. (a)	2,178	55,365
Novocure Ltd. (a)(b)	5,612	232,898
NuVasive, Inc. (a)	3,239	134,710
Omnicell, Inc. (a)	2,774	204,361
OraSure Technologies, Inc. (a)	4,572	22,906
Orthofix International NV (a)	2,163	39,064
OrthoPediatrics Corp. (a)	1,015	44,508
Outset Medical, Inc. (a)	2,972	64,998
Paragon 28, Inc. (a)	1,616	28,668
Penumbra, Inc. (a)	2,362	812,670
PROCEPT BioRobotics Corp. (a)	2,012	71,124
Pulmonx Corp. (a)	2,363	30,979
QuidelOrtho Corp. (a)	3,328	275,758
RxSight, Inc. (a)	1,063	30,614
Semler Scientific, Inc. (a)	320	8,397
Senseonics Holdings, Inc. (a)(b)	29,951	22,856
Shockwave Medical, Inc. (a)	2,248	641,602
SI-BONE, Inc. (a)	1,918	51,748
Sight Sciences, Inc. (a)(b)	1,643	13,604
Silk Road Medical, Inc. (a)	2,354	76,481
Staar Surgical Co. (a)	2,996	157,500
SurModics, Inc. (a)	894	27,991
Tactile Systems Technology, Inc. (a)(b)	1,268	31,611
Tandem Diabetes Care, Inc. (a)	3,994	98,013
TransMedics Group, Inc. (a)	1,983	166,532
Treace Medical Concepts, Inc. (a)	2,128	54,434
UFP Technologies, Inc. (a)	424	82,192
Varex Imaging Corp. (a)(b)	2,457	57,911
ViewRay, Inc. (a)	8,827	3,109
Zimvie, Inc. (a)	1,319	14,812
Zomedica Corp. (a)(b)	58,774	11,755
Zynex, Inc. (a)(b)	1,374	13,177
		9,747,235
Health Care Providers & Services - 2.5%
23andMe Holding Co. Class A (a)(b)	18,219	31,883
Acadia Healthcare Co., Inc. (a)	5,658	450,603
Accolade, Inc. (a)	3,998	53,853
AdaptHealth Corp. (a)	4,702	57,223
Addus HomeCare Corp. (a)	1,000	92,700
Agiliti, Inc. (a)(b)	2,105	34,733
agilon health, Inc. (a)(b)	12,292	213,143
Alignment Healthcare, Inc. (a)	5,211	29,963
Amedisys, Inc. (a)	2,020	184,709
AMN Healthcare Services, Inc. (a)	2,698	294,406
Apollo Medical Holdings, Inc. (a)(b)	2,433	76,883
Brookdale Senior Living, Inc. (a)	11,786	49,737
Cano Health, Inc. (a)	11,583	16,100
CareMax, Inc. Class A (a)	4,638	14,424
Castle Biosciences, Inc. (a)	1,568	21,513
Chemed Corp.	926	501,586
Clover Health Investments Corp. (a)	20,511	18,400
Community Health Systems, Inc. (a)	7,916	34,830
Corvel Corp. (a)	565	109,328
Cross Country Healthcare, Inc. (a)	2,179	61,186
DaVita HealthCare Partners, Inc. (a)	3,417	343,306
DocGo, Inc. Class A (a)	5,195	48,677
Encompass Health Corp.	6,203	420,005
Enhabit Home Health & Hospice	3,139	36,099
Fulgent Genetics, Inc. (a)	1,209	44,769
GeneDx Holdings Corp. Class A (a)(b)	1,111	6,622
Guardant Health, Inc. (a)	6,366	227,903
HealthEquity, Inc. (a)	5,259	332,053
Henry Schein, Inc. (a)	8,433	683,916
Hims & Hers Health, Inc. (a)	7,492	70,425
Invitae Corp. (a)(b)	14,389	16,260
LifeStance Health Group, Inc. (a)(b)	5,938	54,214
Modivcare, Inc. (a)(b)	805	36,394
National Healthcare Corp.	826	51,063
National Research Corp. Class A	889	38,680
NeoGenomics, Inc. (a)	7,845	126,069
Opko Health, Inc. (a)	25,850	56,095
Option Care Health, Inc. (a)	10,413	338,318
Owens & Minor, Inc. (a)	4,733	90,116
Patterson Companies, Inc.	5,366	178,473
Pediatrix Medical Group, Inc. (a)	5,053	71,803
Pennant Group, Inc. (a)	1,782	21,883
PetIQ, Inc. Class A (a)	1,594	24,181
Premier, Inc.	7,397	204,601
Privia Health Group, Inc. (a)	3,113	81,280
Progyny, Inc. (a)	4,678	184,033
R1 RCM, Inc. (b)	8,538	157,526
RadNet, Inc. (a)	3,015	98,349
Select Medical Holdings Corp.	6,458	205,752
Surgery Partners, Inc. (a)	4,182	188,148
Tenet Healthcare Corp. (a)	6,722	547,036
The Ensign Group, Inc.	3,465	330,769
The Joint Corp. (a)	922	12,447
U.S. Physical Therapy, Inc.	805	97,719
Universal Health Services, Inc. Class B	3,990	629,502
		8,401,689
Health Care Technology - 0.5%
American Well Corp. (a)	15,327	32,187
Certara, Inc. (a)	6,550	119,276
Computer Programs & Systems, Inc. (a)	906	22,369
Definitive Healthcare Corp. (a)(b)	2,410	26,510
Doximity, Inc. (a)(b)	7,385	251,238
Evolent Health, Inc. (a)	5,635	170,741
GoodRx Holdings, Inc. (a)(b)	4,752	26,231
Health Catalyst, Inc. (a)	3,464	43,300
HealthStream, Inc.	1,534	37,675
MultiPlan Corp. Class A (a)(b)	14,900	31,439
Nextgen Healthcare, Inc. (a)	3,271	53,056
OptimizeRx Corp. (a)	1,093	15,619
Phreesia, Inc. (a)	3,270	101,403
Schrodinger, Inc. (a)(b)	3,317	165,585
Sharecare, Inc. Class A (a)	20,071	35,124
Simulations Plus, Inc. (b)	985	42,680
Teladoc Health, Inc. (a)(b)	10,059	254,694
Veradigm, Inc. (a)	6,781	85,441
		1,514,568
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (a)	5,943	331,857
Adaptive Biotechnologies Corp. (a)	6,968	46,755
Akoya Biosciences, Inc. (a)	1,087	8,033
Azenta, Inc. (a)	4,296	200,537
Bio-Rad Laboratories, Inc. Class A (a)	1,339	507,642
BioLife Solutions, Inc. (a)	2,090	46,189
BioNano Genomics, Inc. (a)(b)	18,663	11,384
Bruker Corp.	6,221	459,856
Codexis, Inc. (a)	4,179	11,701
CryoPort, Inc. (a)	3,013	51,974
Cytek Biosciences, Inc. (a)	5,042	43,059
Maravai LifeSciences Holdings, Inc. (a)	6,786	84,350
MaxCyte, Inc. (a)	5,731	26,305
Medpace Holdings, Inc. (a)	1,567	376,346
Mesa Laboratories, Inc.	306	39,321
Nanostring Technologies, Inc. (a)	2,722	11,024
OmniAb, Inc. (a)	6,541	32,901
Pacific Biosciences of California, Inc. (a)	14,216	189,073
Quanterix Corp. (a)	2,181	49,182
Quantum-Si, Inc. (a)(b)	5,516	9,874
Seer, Inc. (a)	2,347	10,022
SomaLogic, Inc. Class A (a)(b)	9,730	22,476
Sotera Health Co. (a)	6,125	115,395
Syneos Health, Inc. (a)	6,401	269,738
		2,954,994
Pharmaceuticals - 1.2%
Aclaris Therapeutics, Inc. (a)	3,255	33,754
Amneal Pharmaceuticals, Inc. (a)	6,306	19,549
Amphastar Pharmaceuticals, Inc. (a)	2,343	134,652
Amylyx Pharmaceuticals, Inc. (a)(b)	2,452	52,890
ANI Pharmaceuticals, Inc. (a)	771	41,503
Arvinas Holding Co. LLC (a)	2,993	74,286
Assertio Holdings, Inc. (a)(b)	3,053	16,547
Atea Pharmaceuticals, Inc. (a)	4,815	18,008
Axsome Therapeutics, Inc. (a)(b)	2,131	153,134
Cara Therapeutics, Inc. (a)	2,871	8,125
Cassava Sciences, Inc. (a)(b)	2,412	59,142
Collegium Pharmaceutical, Inc. (a)	2,120	45,559
Corcept Therapeutics, Inc. (a)	5,587	124,311
CymaBay Therapeutics, Inc. (a)	5,554	60,816
DICE Therapeutics, Inc. (a)	2,086	96,916
Edgewise Therapeutics, Inc. (a)	2,555	19,801
Elanco Animal Health, Inc. (a)	27,688	278,541
Esperion Therapeutics, Inc. (a)	4,141	5,756
Evolus, Inc. (a)(b)	2,389	17,368
Fulcrum Therapeutics, Inc. (a)	3,203	10,570
Harmony Biosciences Holdings, Inc. (a)	1,834	64,538
Harrow Health, Inc. (a)	1,729	32,920
Innoviva, Inc. (a)(b)	3,849	48,998
Intra-Cellular Therapies, Inc. (a)	5,476	346,740
Jazz Pharmaceuticals PLC (a)	3,914	485,219
Ligand Pharmaceuticals, Inc. Class B (a)	991	71,451
Liquidia Corp. (a)	3,019	23,699
Marinus Pharmaceuticals, Inc. (a)	2,856	31,016
Mind Medicine (MindMed), Inc. (a)(b)	2,092	7,468
Nektar Therapeutics (a)	11,704	6,732
NGM Biopharmaceuticals, Inc. (a)	2,367	6,131
Nuvation Bio, Inc. (a)	8,592	15,466
Ocular Therapeutix, Inc. (a)(b)	4,874	25,150
Omeros Corp. (a)(b)	3,961	21,548
Organon & Co.	15,804	328,881
Pacira Biosciences, Inc. (a)	2,850	114,200
Perrigo Co. PLC	8,365	283,992
Phathom Pharmaceuticals, Inc. (a)(b)	1,415	20,263
Phibro Animal Health Corp. Class A	1,285	17,605
Pliant Therapeutics, Inc. (a)	2,590	46,931
Prestige Brands Holdings, Inc. (a)	3,085	183,342
Reata Pharmaceuticals, Inc. (a)(b)	1,735	176,901
Revance Therapeutics, Inc. (a)	5,112	129,385
Scilex Holding Co.	1,785	9,445
SIGA Technologies, Inc. (b)	2,514	12,696
Supernus Pharmaceuticals, Inc. (a)	3,350	100,701
Tarsus Pharmaceuticals, Inc. (a)(b)	1,186	21,431
Theravance Biopharma, Inc. (a)(b)	3,666	37,943
Theseus Pharmaceuticals, Inc. (a)(b)	954	8,901
Ventyx Biosciences, Inc. (a)	1,704	55,891
WAVE Life Sciences (a)	4,003	14,571
Xeris Biopharma Holdings, Inc. (a)(b)	8,595	22,519
Xeris Biopharma Holdings, Inc. rights (a)(c)	1,262	0
		4,043,902
TOTAL HEALTH CARE		41,369,169
INDUSTRIALS - 20.1%
Aerospace & Defense - 1.2%
AAR Corp. (a)	2,022	116,791
Aerojet Rocketdyne Holdings, Inc. (a)	4,746	260,413
AeroVironment, Inc. (a)	1,563	159,864
AerSale Corp. (a)	995	14,627
Archer Aviation, Inc. Class A (a)(b)	8,988	37,031
Astronics Corp. (a)	1,632	32,412
BWX Technologies, Inc.	5,671	405,873
Cadre Holdings, Inc.	967	21,081
Curtiss-Wright Corp.	2,379	436,927
Ducommun, Inc. (a)	698	30,412
Hexcel Corp.	5,236	398,041
Huntington Ingalls Industries, Inc.	2,481	564,676
Kaman Corp.	1,686	41,020
Kratos Defense & Security Solutions, Inc. (a)	7,812	112,024
Mercury Systems, Inc. (a)	3,609	124,835
Moog, Inc. Class A	1,782	193,222
National Presto Industries, Inc.	322	23,570
Park Aerospace Corp.	1,233	17,015
Parsons Corp. (a)	2,049	98,639
Rocket Lab U.S.A., Inc. Class A (a)(b)	13,390	80,340
Spirit AeroSystems Holdings, Inc. Class A	6,538	190,844
Terran Orbital Corp. Class A (a)	3,774	5,661
Triumph Group, Inc. (a)	3,967	49,072
V2X, Inc. (a)	691	34,246
Virgin Galactic Holdings, Inc. (a)(b)	14,687	56,986
Woodward, Inc.	3,713	441,513
		3,947,135
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	3,493	65,913
Forward Air Corp.	1,655	175,612
GXO Logistics, Inc. (a)(b)	7,378	463,486
Hub Group, Inc. Class A (a)	2,032	163,210
		868,221
Building Products - 2.8%
A.O. Smith Corp.	7,897	574,744
AAON, Inc.	2,613	247,739
Advanced Drain Systems, Inc. (b)	3,890	442,604
Allegion PLC	5,466	656,029
American Woodmark Corp. (a)	1,021	77,974
Apogee Enterprises, Inc.	1,363	64,702
Armstrong World Industries, Inc.	2,849	209,288
AZZ, Inc.	1,525	66,277
Builders FirstSource, Inc. (a)	9,155	1,245,042
Carlisle Companies, Inc.	3,218	825,514
CSW Industrials, Inc.	961	159,709
Fortune Brands Home & Security, Inc.	7,978	574,017
Gibraltar Industries, Inc. (a)	1,920	120,806
Griffon Corp.	2,941	118,522
Hayward Holdings, Inc. (a)	7,214	92,700
Insteel Industries, Inc.	1,238	38,527
Janus International Group, Inc. (a)	5,045	53,780
Jeld-Wen Holding, Inc. (a)	5,213	91,436
Lennox International, Inc.	2,007	654,422
Masonite International Corp. (a)	1,383	141,675
MasterBrand, Inc.	7,949	92,447
Owens Corning	5,818	759,249
PGT Innovations, Inc. (a)	3,725	108,584
Quanex Building Products Corp.	2,027	54,425
Resideo Technologies, Inc. (a)	9,059	159,982
Simpson Manufacturing Co. Ltd.	2,649	366,887
Tecnoglass, Inc.	1,265	65,350
The AZEK Co., Inc. (a)	6,752	204,518
Trex Co., Inc. (a)	6,826	447,513
UFP Industries, Inc.	3,837	372,381
Zurn Elkay Water Solutions Cor (b)	9,017	242,467
		9,329,310
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	4,106	175,121
ACCO Brands Corp.	5,940	30,947
ACV Auctions, Inc. Class A (a)	7,314	126,313
Aris Water Solution, Inc. Class A (b)	1,682	17,358
Aurora Innovation, Inc. (a)	23,338	68,614
Brady Corp. Class A	2,869	136,478
BrightView Holdings, Inc. (a)	2,424	17,404
Casella Waste Systems, Inc. Class A (a)	3,151	285,008
CECO Environmental Corp. (a)	1,835	24,516
Cimpress PLC (a)	1,208	71,852
Clean Harbors, Inc. (a)	3,127	514,173
CoreCivic, Inc. (a)	7,067	66,500
Deluxe Corp.	2,611	45,640
Driven Brands Holdings, Inc. (a)	3,419	92,518
Ennis, Inc.	1,623	33,077
Enviri Corp. (a)	5,019	49,538
Healthcare Services Group, Inc.	4,566	68,170
Heritage-Crystal Clean, Inc. (a)	1,007	38,055
HNI Corp.	2,554	71,972
Interface, Inc.	3,677	32,321
Liquidity Services, Inc. (a)	1,524	25,146
Matthews International Corp. Class A	1,873	79,827
Millerknoll, Inc.	4,665	68,949
Montrose Environmental Group, Inc. (a)	1,682	70,846
MSA Safety, Inc.	2,290	398,368
OpenLane, Inc. (a)	6,740	102,583
Pitney Bowes, Inc. (b)	10,213	36,154
Rollins, Inc.	14,414	617,352
SP Plus Corp. (a)	1,223	47,832
Steelcase, Inc. Class A	5,851	45,111
Stericycle, Inc. (a)	5,728	266,008
Tetra Tech, Inc.	3,310	541,979
The Brink's Co.	2,885	195,690
The GEO Group, Inc. (a)	7,622	54,574
UniFirst Corp.	938	145,399
Viad Corp. (a)	1,309	35,186
VSE Corp.	663	36,259
		4,732,838
Construction & Engineering - 1.5%
AECOM	8,647	732,314
Ameresco, Inc. Class A (a)(b)	2,104	102,318
API Group Corp. (a)	12,513	341,104
Arcosa, Inc.	3,006	227,765
Argan, Inc.	859	33,853
Comfort Systems U.S.A., Inc.	2,223	365,017
Construction Partners, Inc. Class A (a)	2,553	80,139
Dycom Industries, Inc. (a)	1,838	208,889
EMCOR Group, Inc.	2,964	547,688
Fluor Corp. (a)	8,833	261,457
Granite Construction, Inc.	2,717	108,082
Great Lakes Dredge & Dock Corp. (a)	4,182	34,125
MasTec, Inc. (a)	3,684	434,601
MDU Resources Group, Inc.	12,670	265,310
MYR Group, Inc. (a)	1,032	142,767
Northwest Pipe Co. (a)	628	18,991
Primoris Services Corp.	3,289	100,216
Sterling Construction Co., Inc. (a)	1,879	104,848
Tutor Perini Corp. (a)	2,667	19,069
Valmont Industries, Inc.	1,326	385,932
Willscot Mobile Mini Holdings (a)	12,992	620,888
		5,135,373
Electrical Equipment - 2.1%
Acuity Brands, Inc.	1,993	325,018
Allied Motion Technologies, Inc.	871	34,788
Array Technologies, Inc. (a)	8,700	196,620
Atkore, Inc. (a)	2,457	383,145
Babcock & Wilcox Enterprises, Inc. (a)	4,646	27,411
Beam Global (a)(b)	526	5,444
Blink Charging Co. (a)(b)	3,058	18,317
Bloom Energy Corp. Class A (a)(b)	11,168	182,597
ChargePoint Holdings, Inc. Class A (a)(b)	16,351	143,725
Encore Wire Corp. (b)	1,141	212,146
Energy Vault Holdings, Inc. Class A (a)(b)	4,296	11,728
EnerSys	2,538	275,424
Enovix Corp. (a)(b)	6,815	122,943
Eos Energy Enterprises, Inc. (a)	4,904	21,283
Fluence Energy, Inc. (a)(b)	2,274	60,579
FTC Solar, Inc. (a)(b)	2,166	6,975
FuelCell Energy, Inc. (a)(b)	25,668	55,443
Generac Holdings, Inc. (a)	3,941	587,721
GrafTech International Ltd.	11,770	59,321
Hubbell, Inc. Class B	3,334	1,105,421
LSI Industries, Inc. (b)	1,777	22,319
NuScale Power Corp. (a)(b)	1,305	8,874
nVent Electric PLC	10,357	535,146
Plug Power, Inc. (a)(b)	32,616	338,880
Powell Industries, Inc.	577	34,960
Regal Rexnord Corp.	4,113	632,991
Sensata Technologies, Inc. PLC	9,508	427,765
SES AI Corp. Class A (a)(b)	9,108	22,224
Shoals Technologies Group, Inc. (a)	9,974	254,935
Stem, Inc. (a)(b)	9,194	52,590
SunPower Corp. (a)(b)	5,247	51,421
Sunrun, Inc. (a)(b)	13,245	236,556
Thermon Group Holdings, Inc. (a)	2,042	54,317
TPI Composites, Inc. (a)(b)	2,656	27,543
Vertiv Holdings Co.	18,767	464,859
Vicor Corp. (a)	1,380	74,520
		7,075,949
Ground Transportation - 1.2%
ArcBest Corp.	1,506	148,793
Avis Budget Group, Inc. (a)	1,546	353,524
Covenant Transport Group, Inc. Class A	526	23,055
Daseke, Inc. (a)	3,772	26,894
FTAI Infrastructure LLC	6,249	23,059
Heartland Express, Inc.	2,937	48,196
Hertz Global Holdings, Inc. (a)	10,006	184,010
Knight-Swift Transportation Holdings, Inc. Class A	9,997	555,433
Landstar System, Inc.	2,239	431,097
Lyft, Inc. (a)	20,000	191,800
Marten Transport Ltd.	3,567	76,691
RXO, Inc.	7,232	163,949
Ryder System, Inc.	3,123	264,799
Saia, Inc. (a)	1,646	563,607
Schneider National, Inc. Class B	2,277	65,395
TuSimple Holdings, Inc. (a)(b)	8,679	14,407
U-Haul Holding Co. (b)	720	39,830
U-Haul Holding Co. (non-vtg.)	5,348	270,983
Universal Logistics Holdings, Inc.	432	12,446
Werner Enterprises, Inc.	3,653	161,390
XPO, Inc. (a)	7,150	421,850
		4,041,208
Machinery - 4.4%
3D Systems Corp. (a)	8,078	80,215
AGCO Corp.	3,852	506,230
Alamo Group, Inc.	638	117,335
Albany International Corp. Class A	1,931	180,124
Allison Transmission Holdings, Inc.	5,752	324,758
Astec Industries, Inc.	1,393	63,298
Barnes Group, Inc.	3,134	132,223
Blue Bird Corp. (a)	1,073	24,121
Chart Industries, Inc. (a)	2,645	422,645
CIRCOR International, Inc. (a)	1,285	72,538
Columbus McKinnon Corp. (NY Shares)	1,754	71,300
Crane Co.	2,965	264,241
Crane Nxt Co.	2,963	167,232
Desktop Metal, Inc. (a)(b)	14,848	26,281
Donaldson Co., Inc.	7,589	474,388
Douglas Dynamics, Inc.	1,388	41,473
Energy Recovery, Inc. (a)	3,473	97,070
Enerpac Tool Group Corp. Class A	3,530	95,310
EnPro Industries, Inc.	1,291	172,387
ESAB Corp.	3,211	213,660
ESCO Technologies, Inc. (b)	1,600	165,808
Federal Signal Corp.	3,767	241,201
Flowserve Corp.	8,127	301,918
Franklin Electric Co., Inc.	2,420	249,018
Gates Industrial Corp. PLC (a)	6,275	84,587
Gorman-Rupp Co.	1,425	41,083
Graco, Inc.	10,487	905,552
Helios Technologies, Inc.	2,022	133,634
Hillenbrand, Inc.	4,313	221,171
Hillman Solutions Corp. Class A (a)	9,018	81,252
Hyliion Holdings Corp. Class A (a)(b)	8,064	13,467
Hyster-Yale Materials Handling, Inc. Class A	647	36,128
ITT, Inc.	5,145	479,565
John Bean Technologies Corp.	1,979	240,053
Kadant, Inc.	725	161,023
Kennametal, Inc.	4,997	141,865
Lincoln Electric Holdings, Inc.	3,594	713,876
Lindsay Corp.	683	81,509
Luxfer Holdings PLC sponsored	1,723	24,518
Manitowoc Co., Inc. (a)	2,223	41,859
Microvast Holdings, Inc. (a)(b)	12,125	19,400
Middleby Corp. (a)	3,355	495,970
Mueller Industries, Inc.	3,539	308,884
Mueller Water Products, Inc. Class A	9,704	157,496
Nikola Corp. (a)(b)	22,916	31,624
Nordson Corp.	3,346	830,410
Omega Flex, Inc. (b)	192	19,926
Oshkosh Corp.	4,067	352,162
Pentair PLC	10,235	661,181
Proterra, Inc. Class A (a)	12,225	14,670
Proto Labs, Inc. (a)	1,661	58,069
RBC Bearings, Inc. (a)	1,804	392,316
REV Group, Inc.	2,003	26,560
Shyft Group, Inc. (The)	1,970	43,458
Snap-On, Inc.	3,306	952,756
SPX Technologies, Inc. (a)	2,808	238,596
Standex International Corp.	740	104,688
Tennant Co.	1,153	93,520
Terex Corp.	4,195	250,987
The Greenbrier Companies, Inc.	2,011	86,674
Timken Co.	4,113	376,463
Titan International, Inc. (a)	3,226	37,034
Toro Co.	6,516	662,351
Trinity Industries, Inc.	5,046	129,733
Velo3D, Inc. (a)(b)	3,867	8,353
Wabash National Corp.	2,941	75,407
Watts Water Technologies, Inc. Class A	1,700	312,341
		14,646,945
Marine Transportation - 0.2%
Eagle Bulk Shipping, Inc. (b)	608	29,208
Eneti, Inc.	1,356	16,421
Genco Shipping & Trading Ltd. (b)	2,365	33,181
Kirby Corp. (a)	3,718	286,100
Matson, Inc.	2,344	182,199
		547,109
Passenger Airlines - 0.6%
Alaska Air Group, Inc. (a)	7,926	421,505
Allegiant Travel Co. (a)	970	122,492
American Airlines Group, Inc. (a)	40,458	725,817
Blade Air Mobility, Inc. (a)(b)	3,099	12,210
Frontier Group Holdings, Inc. (a)	2,331	22,541
Hawaiian Holdings, Inc. (a)	3,256	35,067
JetBlue Airways Corp. (a)	20,117	178,237
Joby Aviation, Inc. (a)(b)	18,132	186,034
SkyWest, Inc. (a)	3,139	127,820
Spirit Airlines, Inc.	6,775	116,259
Sun Country Airlines Holdings, Inc. (a)	2,060	46,309
Wheels Up Experience, Inc. Class A (a)(b)	1,019	1,192
		1,995,483
Professional Services - 2.7%
Alight, Inc. Class A (a)	19,512	180,291
ASGN, Inc. (a)	3,098	234,302
Barrett Business Services, Inc.	442	38,542
Booz Allen Hamilton Holding Corp. Class A	8,229	918,356
CACI International, Inc. Class A (a)	1,464	498,990
CBIZ, Inc. (a)	3,112	165,807
Ceridian HCM Holding, Inc. (a)	9,565	640,568
Clarivate Analytics PLC (a)(b)	26,810	255,499
Concentrix Corp.	2,653	214,230
Conduent, Inc. (a)	10,492	35,673
CRA International, Inc.	451	46,002
CSG Systems International, Inc.	1,857	97,938
Dun & Bradstreet Holdings, Inc.	13,546	156,727
ExlService Holdings, Inc. (a)	2,056	310,579
Exponent, Inc.	3,149	293,865
First Advantage Corp. (a)	3,651	56,262
FiscalNote Holdings, Inc. Class A (a)(b)	4,592	16,715
Forrester Research, Inc. (a)	714	20,770
Franklin Covey Co. (a)	770	33,634
FTI Consulting, Inc. (a)	2,141	407,218
Genpact Ltd.	10,470	393,358
Heidrick & Struggles International, Inc.	1,262	33,405
HireRight Holdings Corp. (a)(b)	1,213	13,719
Huron Consulting Group, Inc. (a)	1,238	105,119
ICF International, Inc.	1,051	130,734
Insperity, Inc.	2,211	263,021
KBR, Inc.	8,537	555,417
Kelly Services, Inc. Class A (non-vtg.)	2,184	38,460
Kforce, Inc.	1,209	75,756
Korn Ferry	3,273	162,144
LegalZoom.com, Inc. (a)	5,814	70,233
Manpower, Inc.	3,140	249,316
Maximus, Inc.	3,777	319,194
NV5 Global, Inc. (a)	771	85,404
Paycor HCM, Inc. (a)(b)	2,934	69,448
Paylocity Holding Corp. (a)	2,567	473,689
Planet Labs PBC Class A (a)(b)	11,821	38,064
RCM Technologies, Inc. (a)	440	8,096
Resources Connection, Inc.	2,025	31,813
Robert Half International, Inc.	6,704	504,275
Science Applications International Corp.	3,397	382,095
Sterling Check Corp. (a)	1,477	18,108
TaskUs, Inc. (a)(b)	1,644	18,610
TriNet Group, Inc. (a)	2,283	216,817
TrueBlue, Inc. (a)	2,074	36,731
Ttec Holdings, Inc.	1,197	40,506
Upwork, Inc. (a)	7,342	68,574
Verra Mobility Corp. (a)	8,680	171,170
		9,195,244
Trading Companies & Distributors - 1.7%
Air Lease Corp. Class A	6,391	267,463
Alta Equipment Group, Inc.	1,584	27,451
Applied Industrial Technologies, Inc.	2,399	347,447
Beacon Roofing Supply, Inc. (a)	3,156	261,885
BlueLinx Corp. (a)	552	51,767
Boise Cascade Co.	2,454	221,719
Core & Main, Inc. (a)(b)	4,612	144,540
Custom Truck One Source, Inc. Class A (a)	3,880	26,151
DXP Enterprises, Inc. (a)	998	36,337
GATX Corp. (b)	2,185	281,297
Global Industrial Co.	1,034	28,714
GMS, Inc. (a)	2,583	178,744
H&E Equipment Services, Inc.	2,089	95,572
Herc Holdings, Inc.	1,544	211,296
Hudson Technologies, Inc. (a)	2,476	23,819
McGrath RentCorp.	1,514	140,015
MRC Global, Inc. (a)	5,100	51,357
MSC Industrial Direct Co., Inc. Class A	2,943	280,409
NOW, Inc. (a)	6,810	70,552
Rush Enterprises, Inc. Class A	2,632	159,868
SiteOne Landscape Supply, Inc. (a)	2,804	469,277
Textainer Group Holdings Ltd.	2,588	101,915
Titan Machinery, Inc. (a)	1,279	37,731
Transcat, Inc. (a)	449	38,304
Triton International Ltd.	3,658	304,565
Univar Solutions, Inc. (a)	10,167	364,385
Veritiv Corp.	837	105,136
Watsco, Inc. (b)	2,069	789,261
WESCO International, Inc.	2,782	498,145
Xometry, Inc. (a)(b)	1,872	39,649
		5,654,771
TOTAL INDUSTRIALS		67,169,586
INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 0.8%
ADTRAN Holdings, Inc.	4,475	47,122
Aviat Networks, Inc. (a)	685	22,858
Calix, Inc. (a)	3,536	176,482
Cambium Networks Corp. (a)	717	10,913
Ciena Corp. (a)	9,226	392,013
Clearfield, Inc. (a)(b)	802	37,975
CommScope Holding Co., Inc. (a)	13,167	74,130
Comtech Telecommunications Corp.	1,747	15,968
Digi International, Inc. (a)	2,207	86,934
DZS, Inc. (a)(b)	1,004	3,986
Extreme Networks, Inc. (a)	8,018	208,869
Harmonic, Inc. (a)	6,822	110,312
Infinera Corp. (a)(b)	11,690	56,463
Juniper Networks, Inc.	20,144	631,112
Lumentum Holdings, Inc. (a)	4,255	241,386
NETGEAR, Inc. (a)	1,822	25,800
NetScout Systems, Inc. (a)	4,188	129,619
Ribbon Communications, Inc. (a)	5,601	15,627
ViaSat, Inc. (a)(b)	4,743	195,696
Viavi Solutions, Inc. (a)	13,930	157,827
		2,641,092
Electronic Equipment, Instruments & Components - 2.5%
908 Devices, Inc. (a)(b)	1,388	9,522
Advanced Energy Industries, Inc.	2,323	258,898
Aeva Technologies, Inc. (a)	6,584	8,230
Akoustis Technologies, Inc. (a)(b)	4,526	14,393
Arlo Technologies, Inc. (a)	5,414	59,067
Arrow Electronics, Inc. (a)	3,627	519,495
Avnet, Inc.	5,689	287,010
Badger Meter, Inc.	1,819	268,412
Bel Fuse, Inc. Class B (non-vtg.)	653	37,489
Belden, Inc.	2,659	254,333
Benchmark Electronics, Inc.	2,152	55,586
Cognex Corp.	10,756	602,551
Coherent Corp. (a)	8,640	440,467
CTS Corp.	1,977	84,280
ePlus, Inc. (a)	1,669	93,965
Evolv Technologies Holdings, Inc. (a)	4,484	26,904
Fabrinet (a)	2,277	295,737
FARO Technologies, Inc. (a)	1,192	19,310
Insight Enterprises, Inc. (a)	1,885	275,851
IPG Photonics Corp. (a)	1,999	271,504
Itron, Inc. (a)	2,808	202,457
Jabil, Inc.	8,292	894,956
Kimball Electronics, Inc. (a)	1,563	43,186
Knowles Corp. (a)	5,662	102,256
Lightwave Logic, Inc. (a)(b)	7,135	49,731
Littelfuse, Inc.	1,539	448,326
Luna Innovations, Inc. (a)(b)	2,083	18,997
Methode Electronics, Inc. Class A	2,239	75,051
MicroVision, Inc. (a)(b)	10,499	48,085
Mirion Technologies, Inc. Class A (a)(b)	7,467	63,096
Napco Security Technologies, Inc.	1,789	61,989
National Instruments Corp.	8,123	466,260
nLIGHT, Inc. (a)	2,867	44,209
Novanta, Inc. (a)	2,218	408,334
OSI Systems, Inc. (a)	973	114,649
Ouster, Inc. (a)(b)	1,659	8,195
Par Technology Corp. (a)(b)	1,676	55,191
PC Connection, Inc.	715	32,247
Plexus Corp. (a)	1,722	169,169
Richardson Electronics Ltd.	705	11,633
Rogers Corp. (a)	1,169	189,296
Sanmina Corp. (a)	3,630	218,780
ScanSource, Inc. (a)	1,546	45,700
Smartrent, Inc. (a)(b)	7,773	29,771
TD SYNNEX Corp.	2,613	245,622
TTM Technologies, Inc. (a)	6,332	88,015
Vishay Intertechnology, Inc.	8,058	236,905
Vishay Precision Group, Inc. (a)	792	29,423
Vontier Corp.	9,823	316,399
		8,600,932
IT Services - 0.6%
Amdocs Ltd.	7,520	743,352
BigCommerce Holdings, Inc. (a)	3,873	38,536
Digitalocean Holdings, Inc. (a)(b)	3,768	151,248
DXC Technology Co. (a)	14,145	377,954
Edgio, Inc. (a)	7,885	5,314
Fastly, Inc. Class A (a)	6,952	109,633
Grid Dynamics Holdings, Inc. (a)	3,288	30,414
Hackett Group, Inc. (b)	1,460	32,631
Kyndryl Holdings, Inc. (a)	12,717	168,882
Perficient, Inc. (a)	2,151	179,243
Rackspace Technology, Inc. (a)(b)	3,567	9,702
Squarespace, Inc. Class A (a)	2,525	79,639
Thoughtworks Holding, Inc. (a)	4,181	31,567
Tucows, Inc. (a)(b)	624	17,310
Unisys Corp. (a)	4,295	17,094
		1,992,519
Semiconductors & Semiconductor Equipment - 2.2%
ACM Research, Inc. (a)	2,619	34,257
AEHR Test Systems (a)(b)	1,613	66,536
Allegro MicroSystems LLC (a)	4,051	182,862
Alpha & Omega Semiconductor Ltd. (a)	1,422	46,642
Ambarella, Inc. (a)	2,289	191,521
Amkor Technology, Inc.	6,245	185,789
Axcelis Technologies, Inc. (a)	2,038	373,627
CEVA, Inc. (a)	1,466	37,456
Cirrus Logic, Inc. (a)	3,439	278,593
Cohu, Inc. (a)	2,962	123,101
Credo Technology Group Holding Ltd. (a)	5,611	97,295
Diodes, Inc. (a)	2,828	261,562
FormFactor, Inc. (a)	4,786	163,777
Ichor Holdings Ltd. (a)	1,767	66,263
Impinj, Inc. (a)	1,319	118,248
indie Semiconductor, Inc. (a)(b)	4,354	40,928
Kulicke & Soffa Industries, Inc.	3,533	210,037
Lattice Semiconductor Corp. (a)	8,526	819,093
MACOM Technology Solutions Holdings, Inc. (a)	3,213	210,548
MaxLinear, Inc. Class A (a)	4,506	142,209
Meta Materials, Inc. (a)(b)	19,270	4,147
MKS Instruments, Inc.	3,556	384,404
Navitas Semiconductor Corp. (a)(b)	4,957	52,247
NVE Corp.	305	29,719
Onto Innovation, Inc. (a)	3,081	358,844
PDF Solutions, Inc. (a)	1,822	82,172
Photronics, Inc. (a)	3,824	98,621
Power Integrations, Inc.	3,547	335,794
Rambus, Inc. (a)	6,683	428,848
Semtech Corp. (a)	3,960	100,822
Silicon Laboratories, Inc. (a)	1,985	313,114
SiTime Corp. (a)	1,000	117,970
SkyWater Technology, Inc. (a)(b)	572	5,388
SMART Global Holdings, Inc. (a)(b)	3,036	88,074
Synaptics, Inc. (a)	2,451	209,266
Ultra Clean Holdings, Inc. (a)	2,825	108,650
Universal Display Corp.	2,705	389,872
Veeco Instruments, Inc. (a)	3,187	81,842
Wolfspeed, Inc. (a)(b)	7,736	430,044
		7,270,182
Software - 5.5%
8x8, Inc. (a)(b)	7,150	30,245
A10 Networks, Inc.	3,954	57,689
ACI Worldwide, Inc. (a)	6,984	161,819
Adeia, Inc.	6,450	71,015
Agilysys, Inc. (a)	1,235	84,770
Alarm.com Holdings, Inc. (a)	3,101	160,260
Alkami Technology, Inc. (a)	2,314	37,926
Altair Engineering, Inc. Class A (a)	3,257	247,011
Alteryx, Inc. Class A (a)(b)	3,828	173,791
American Software, Inc. Class A	2,030	21,335
Amplitude, Inc. (a)	3,396	37,356
AppFolio, Inc. (a)	1,179	202,953
Appian Corp. Class A (a)(b)	2,544	121,094
AppLovin Corp. (a)(b)	7,651	196,860
Asana, Inc. (a)(b)	4,744	104,558
Aspen Technology, Inc. (a)	1,812	303,709
AvePoint, Inc. (a)(b)	5,555	31,997
Bentley Systems, Inc. Class B (b)	12,221	662,745
Bill Holdings, Inc. (a)	5,954	695,725
Black Knight, Inc. (a)	9,712	580,098
Blackbaud, Inc. (a)	2,770	197,169
BlackLine, Inc. (a)	3,376	181,696
Blend Labs, Inc. (a)(b)	10,492	9,938
Box, Inc. Class A (a)	8,889	261,159
Braze, Inc. (a)	2,182	95,550
C3.ai, Inc. (a)(b)	5,309	193,407
CCC Intelligent Solutions Holdings, Inc. Class A (a)	6,488	72,730
Cerence, Inc. (a)	2,474	72,315
Cleanspark, Inc. (a)(b)	4,940	21,193
Clear Secure, Inc. (b)	4,841	112,166
Clearwater Analytics Holdings, Inc. (a)	4,041	64,131
CommVault Systems, Inc. (a)	2,772	201,303
Confluent, Inc. (a)	9,556	337,422
Consensus Cloud Solutions, Inc. (a)	1,111	34,441
Couchbase, Inc. (a)	1,570	24,837
CS Disco, Inc. (a)(b)	1,088	8,943
Digimarc Corp. (a)(b)	862	25,377
Digital Turbine, Inc. (a)	5,727	53,147
Dolby Laboratories, Inc. Class A	3,742	313,131
Domo, Inc. Class B (a)	1,980	29,027
DoubleVerify Holdings, Inc. (a)	5,432	211,413
Dropbox, Inc. Class A (a)	16,780	447,523
Dynatrace, Inc. (a)	13,489	694,279
E2open Parent Holdings, Inc. (a)	10,878	60,917
Ebix, Inc. (b)	1,487	37,472
Elastic NV (a)	4,813	308,610
Enfusion, Inc. Class A (a)	833	9,346
EngageSmart, Inc. (a)	1,895	36,176
Envestnet, Inc. (a)	3,435	203,867
Everbridge, Inc. (a)	2,455	66,040
Expensify, Inc. (a)	2,795	22,304
Five9, Inc. (a)	4,381	361,213
ForgeRock, Inc. (a)	2,319	47,632
Freshworks, Inc. (a)	10,007	175,923
GitLab, Inc. (a)	3,913	199,993
Guidewire Software, Inc. (a)	5,087	387,019
HashiCorp, Inc. (a)	5,091	133,282
Informatica, Inc. (a)(b)	2,419	44,752
Intapp, Inc. (a)	965	40,443
InterDigital, Inc.	1,675	161,721
Jamf Holding Corp. (a)(b)	2,740	53,485
Life360, Inc. CDI (a)(d)	12,372	63,468
LivePerson, Inc. (a)	4,432	20,033
Liveramp Holdings, Inc. (a)	4,014	114,640
Manhattan Associates, Inc. (a)	3,888	777,133
Marathon Digital Holdings, Inc. (a)(b)	6,831	94,678
Matterport, Inc. (a)(b)	13,968	43,999
MeridianLink, Inc. (a)	1,278	26,582
MicroStrategy, Inc. Class A (a)(b)	595	203,740
Mitek Systems, Inc. (a)	2,828	30,656
Model N, Inc. (a)	2,087	73,796
N-able, Inc. (a)	4,104	59,139
nCino, Inc. (a)(b)	4,756	143,251
NCR Corp. (a)	8,576	216,115
New Relic, Inc. (a)	3,640	238,202
Nutanix, Inc. Class A (a)	14,305	401,255
Olo, Inc. (a)(b)	6,701	43,288
ON24, Inc.	2,739	22,241
Onespan, Inc. (a)	2,231	33,108
Pagerduty, Inc. (a)	5,083	114,266
Pegasystems, Inc.	2,550	125,715
Porch Group, Inc. Class A (a)(b)	5,203	7,180
PowerSchool Holdings, Inc. (a)	2,517	48,175
Procore Technologies, Inc. (a)	4,289	279,085
Progress Software Corp.	2,692	156,405
PROS Holdings, Inc. (a)	2,534	78,047
Q2 Holdings, Inc. (a)	3,568	110,251
Qualys, Inc. (a)	2,151	277,845
Rapid7, Inc. (a)	3,682	166,721
Rimini Street, Inc. (a)	3,191	15,285
RingCentral, Inc. (a)	4,811	157,464
Riot Platforms, Inc. (a)(b)	10,395	122,869
Samsara, Inc. (a)	7,049	195,328
Semrush Holdings, Inc. (a)	2,265	21,676
SentinelOne, Inc. (a)(b)	13,613	205,556
Smartsheet, Inc. (a)	8,166	312,431
SolarWinds, Inc. (a)	2,940	30,164
SoundHound AI, Inc. (a)(b)	7,301	33,220
SoundThinking, Inc. (a)	557	12,176
Sprinklr, Inc. (a)	3,782	52,305
Sprout Social, Inc. (a)	2,937	135,572
SPS Commerce, Inc. (a)	2,242	430,599
Telos Corp. (a)	3,359	8,599
Tenable Holdings, Inc. (a)	7,027	306,026
Teradata Corp. (a)	6,332	338,192
UiPath, Inc. Class A (a)	21,939	363,529
Unity Software, Inc. (a)(b)	15,161	658,291
Upland Software, Inc. (a)	1,844	6,638
Varonis Systems, Inc. (a)	6,682	178,075
Verint Systems, Inc. (a)	4,078	142,975
Veritone, Inc. (a)(b)	1,982	7,769
Vertex, Inc. Class A (a)	2,215	43,193
Vobile Group Ltd. (a)(b)	92,000	28,060
Workiva, Inc. (a)	2,841	288,816
Xperi, Inc.	2,651	34,861
Yext, Inc. (a)	6,350	71,819
Zeta Global Holdings Corp. (a)	7,721	65,937
Zuora, Inc. (a)	7,765	85,182
		18,317,069
Technology Hardware, Storage & Peripherals - 0.5%
Avid Technology, Inc. (a)	2,031	51,791
Corsair Gaming, Inc. (a)	2,541	45,077
Eastman Kodak Co. (a)	4,600	21,252
Immersion Corp.	2,047	14,493
IonQ, Inc. (a)(b)	9,429	127,574
Pure Storage, Inc. Class A (a)	17,698	651,640
Super Micro Computer, Inc. (a)	2,902	723,324
Turtle Beach Corp. (a)	1,052	12,256
Xerox Holdings Corp.	6,963	103,679
		1,751,086
TOTAL INFORMATION TECHNOLOGY		40,572,880
MATERIALS - 4.8%
Chemicals - 1.9%
AdvanSix, Inc.	1,698	59,396
Alto Ingredients, Inc. (a)	4,282	12,375
American Vanguard Corp.	1,762	31,487
Amyris, Inc. (a)(b)	16,217	16,704
Ashland, Inc.	3,106	269,942
Aspen Aerogels, Inc. (a)	3,516	27,741
Avient Corp.	5,304	216,934
Axalta Coating Systems Ltd. (a)	13,709	449,792
Balchem Corp.	1,998	269,350
Cabot Corp.	3,497	233,914
Chase Corp.	458	55,519
Danimer Scientific, Inc. (a)(b)	5,632	13,404
Diversey Holdings Ltd. (a)(b)	4,909	41,187
Ecovyst, Inc. (a)	4,184	47,949
Element Solutions, Inc.	13,987	268,550
FutureFuel Corp.	1,632	14,443
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	62,887	116,970
H.B. Fuller Co.	3,333	238,343
Hawkins, Inc.	1,161	55,368
Huntsman Corp.	11,225	303,300
Ingevity Corp. (a)	2,180	126,789
Innospec, Inc.	1,538	154,477
Intrepid Potash, Inc. (a)	624	14,159
Koppers Holdings, Inc.	1,312	44,739
Kronos Worldwide, Inc. (b)	1,389	12,126
Livent Corp. (a)(b)	11,154	305,954
LSB Industries, Inc. (a)	3,229	31,806
Mativ, Inc.	3,365	50,879
Minerals Technologies, Inc.	2,011	116,015
NewMarket Corp.	416	167,282
Olin Corp.	7,654	393,339
Origin Materials, Inc. Class A (a)(b)	7,793	33,198
Orion SA	3,532	74,949
Perimeter Solutions SA (a)(b)	9,050	55,658
PureCycle Technologies, Inc. (a)(b)	8,134	86,952
Quaker Houghton	846	164,885
Rayonier Advanced Materials, Inc. (a)	4,023	17,218
RPM International, Inc.	8,029	720,442
Sensient Technologies Corp.	2,610	185,649
Stepan Co.	1,311	125,279
The Chemours Co. LLC	9,211	339,794
The Scotts Miracle-Gro Co. Class A	2,537	159,045
Trinseo PLC	2,214	28,051
Tronox Holdings PLC	7,084	90,038
Westlake Corp.	2,141	255,785
		6,497,176
Construction Materials - 0.3%
Eagle Materials, Inc.	2,244	418,326
Knife River Holding Co.	3,167	137,765
Summit Materials, Inc.	7,361	278,614
		834,705
Containers & Packaging - 1.2%
Aptargroup, Inc.	4,065	470,971
Ardagh Metal Packaging SA	9,511	35,761
Berry Global Group, Inc.	7,578	487,569
Crown Holdings, Inc.	7,461	648,137
Graphic Packaging Holding Co.	19,119	459,430
Greif, Inc.:
Class A	1,545	106,435
Class B	376	29,046
Myers Industries, Inc.	2,314	44,961
O-I Glass, Inc. (a)	9,596	204,683
Pactiv Evergreen, Inc.	2,469	18,690
Ranpak Holdings Corp. (A Shares) (a)	2,504	11,318
Sealed Air Corp.	9,003	360,120
Silgan Holdings, Inc.	5,204	244,016
Sonoco Products Co.	6,066	358,015
TriMas Corp.	2,581	70,952
WestRock Co.	15,845	460,614
		4,010,718
Metals & Mining - 1.3%
5E Advanced Materials, Inc. (a)(b)	1,939	6,360
Alcoa Corp.	11,006	373,434
Alpha Metallurgical Resources	902	148,253
Arconic Corp. (a)	6,313	186,739
ATI, Inc. (a)	8,043	355,742
Carpenter Technology Corp.	3,010	168,951
Century Aluminum Co. (a)	3,241	28,262
Cleveland-Cliffs, Inc. (a)	32,061	537,342
Coeur d'Alene Mines Corp. (a)	17,757	50,430
Commercial Metals Co.	7,285	383,628
Compass Minerals International, Inc.	2,103	71,502
Gatos Silver, Inc. (a)	2,958	11,181
Haynes International, Inc.	798	40,554
Hecla Mining Co.	34,959	180,039
Kaiser Aluminum Corp.	981	70,279
Materion Corp.	1,275	145,605
McEwen Mining, Inc. (a)(b)	2,453	17,637
MP Materials Corp. (a)(b)	5,746	131,468
Olympic Steel, Inc.	605	29,645
Piedmont Lithium, Inc. (a)(b)	1,006	58,056
Ramaco Resources, Inc.	1,542	13,014
Ramaco Resources, Inc. Class B (b)	308	3,268
Royal Gold, Inc.	4,083	468,647
Ryerson Holding Corp.	1,310	56,828
Schnitzer Steel Industries, Inc. Class A	1,558	46,724
SunCoke Energy, Inc.	5,265	41,436
TimkenSteel Corp. (a)	2,415	52,092
Tredegar Corp.	1,590	10,605
United States Steel Corp.	14,097	352,566
Warrior Metropolitan Coal, Inc.	3,209	124,991
Worthington Industries, Inc.	1,883	130,812
		4,296,090
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	1,061	33,231
Glatfelter Corp.	2,823	8,525
Louisiana-Pacific Corp.	4,461	334,486
Mercer International, Inc. (SBI)	2,557	20,635
Sylvamo Corp.	1,979	80,051
		476,928
TOTAL MATERIALS		16,115,617
REAL ESTATE - 7.1%
Equity Real Estate Investment Trusts (REITs) - 6.4%
Acadia Realty Trust (SBI)	5,918	85,160
Agree Realty Corp.	5,557	363,372
Alexander & Baldwin, Inc.	4,557	84,669
Alexanders, Inc.	140	25,740
Alpine Income Property Trust, Inc.	887	14,414
American Assets Trust, Inc.	3,249	62,381
American Homes 4 Rent Class A	19,149	678,832
Americold Realty Trust	16,791	542,349
Apartment Income (REIT) Corp.	9,325	336,539
Apartment Investment & Management Co. Class A	9,395	80,045
Apple Hospitality (REIT), Inc.	13,283	200,706
Armada Hoffler Properties, Inc.	4,363	50,960
Ashford Hospitality Trust, Inc. (a)	2,208	8,236
Boston Properties, Inc.	8,877	511,226
Braemar Hotels & Resorts, Inc.	3,725	14,975
Brandywine Realty Trust (SBI)	10,989	51,099
Brixmor Property Group, Inc.	18,721	411,862
Broadstone Net Lease, Inc.	10,856	167,617
Camden Property Trust (SBI)	6,875	748,481
CareTrust (REIT), Inc.	6,210	123,331
CBL & Associates Properties, Inc. (b)	1,557	34,316
Centerspace	936	57,433
Chatham Lodging Trust	3,143	29,418
City Office REIT, Inc.	2,581	14,376
Community Healthcare Trust, Inc.	1,473	48,638
Corporate Office Properties Trust (SBI)	7,019	166,701
Cousins Properties, Inc.	9,441	215,255
CTO Realty Growth, Inc.	1,320	22,625
CubeSmart	13,985	624,570
DiamondRock Hospitality Co.	13,101	104,939
Diversified Healthcare Trust (SBI)	15,158	34,106
Douglas Emmett, Inc.	10,941	137,528
Easterly Government Properties, Inc.	5,714	82,853
EastGroup Properties, Inc.	2,718	471,845
Elme Communities (SBI)	5,493	90,305
Empire State Realty Trust, Inc.	8,066	60,414
EPR Properties	4,679	218,977
Equity Commonwealth	6,882	139,429
Equity Lifestyle Properties, Inc.	10,902	729,235
Essential Properties Realty Trust, Inc.	8,927	210,142
Farmland Partners, Inc. (b)	3,182	38,852
Federal Realty Investment Trust (SBI)	4,572	442,432
First Industrial Realty Trust, Inc.	8,261	434,859
Four Corners Property Trust, Inc.	5,286	134,264
Franklin Street Properties Corp.	5,895	8,548
Getty Realty Corp.	2,661	89,995
Gladstone Commercial Corp.	2,543	31,457
Gladstone Land Corp.	2,126	34,590
Global Medical REIT, Inc.	4,043	36,913
Global Net Lease, Inc.	6,437	66,172
Healthcare Trust of America, Inc.	23,706	447,095
Hersha Hospitality Trust	2,157	13,136
Highwoods Properties, Inc. (SBI)	6,559	156,826
Hudson Pacific Properties, Inc.	8,165	34,456
Independence Realty Trust, Inc.	14,009	255,244
Industrial Logistics Properties Trust	4,182	13,801
InvenTrust Properties Corp.	4,211	97,443
JBG SMITH Properties	6,182	92,977
Kilroy Realty Corp.	6,562	197,451
Kimco Realty Corp.	38,552	760,245
Kite Realty Group Trust	13,664	305,254
Lamar Advertising Co. Class A	5,433	539,225
Life Storage, Inc.	5,290	703,358
LTC Properties, Inc.	2,533	83,640
LXP Industrial Trust (REIT)	17,272	168,402
Medical Properties Trust, Inc. (b)	37,279	345,204
National Health Investors, Inc.	2,705	141,796
National Storage Affiliates Trust	5,276	183,763
Necessity Retail (REIT), Inc./The	8,219	55,560
NETSTREIT Corp.	3,511	62,742
NexPoint Diversified Real Estate Trust	2,129	26,655
NexPoint Residential Trust, Inc.	1,410	64,127
NNN (REIT), Inc.	11,378	486,865
Office Properties Income Trust	3,102	23,885
Omega Healthcare Investors, Inc.	14,586	447,644
One Liberty Properties, Inc.	1,059	21,519
Orion Office (REIT), Inc. (b)	3,643	24,080
Outfront Media, Inc.	9,101	143,068
Paramount Group, Inc.	10,493	46,484
Park Hotels & Resorts, Inc.	14,014	179,659
Pebblebrook Hotel Trust	8,205	114,378
Phillips Edison & Co., Inc. (b)	7,342	250,215
Physicians Realty Trust	14,313	200,239
Piedmont Office Realty Trust, Inc. Class A	7,626	55,441
Plymouth Industrial REIT, Inc.	2,414	55,570
Postal Realty Trust, Inc.	1,213	17,843
Potlatch Corp.	5,044	266,575
Rayonier, Inc.	9,195	288,723
Regency Centers Corp.	9,620	594,227
Retail Opportunity Investments Corp.	7,822	105,675
Rexford Industrial Realty, Inc.	11,795	615,935
RLJ Lodging Trust	10,138	104,117
RPT Realty	5,504	57,517
Ryman Hospitality Properties, Inc.	3,435	319,180
Sabra Health Care REIT, Inc.	14,395	169,429
Safehold, Inc. (b)	2,481	58,874
Saul Centers, Inc.	835	30,753
Service Properties Trust	10,252	89,090
SITE Centers Corp.	11,464	151,554
SL Green Realty Corp. (b)	4,000	120,200
Spirit Realty Capital, Inc.	8,726	343,630
Stag Industrial, Inc.	11,228	402,861
Star Holdings	862	12,646
Summit Hotel Properties, Inc.	6,838	44,515
Sunstone Hotel Investors, Inc.	13,137	132,946
Tanger Factory Outlet Centers, Inc.	6,509	143,654
Terreno Realty Corp.	4,581	275,318
The Macerich Co.	13,368	150,657
UMH Properties, Inc.	3,471	55,467
Uniti Group, Inc.	15,038	69,476
Universal Health Realty Income Trust (SBI)	823	39,158
Urban Edge Properties	7,338	113,225
Urstadt Biddle Properties, Inc. Class A	1,854	39,416
Veris Residential, Inc. (a)	4,924	79,030
Vornado Realty Trust	10,019	181,745
Whitestone REIT Class B	3,047	29,556
Xenia Hotels & Resorts, Inc.	7,102	87,426
		21,361,046
Real Estate Management & Development - 0.7%
Anywhere Real Estate, Inc. (a)	6,926	46,266
Compass, Inc. (a)	15,628	54,698
Cushman & Wakefield PLC (a)	10,075	82,414
Digitalbridge Group, Inc.	8,934	131,419
Douglas Elliman, Inc.	4,495	9,979
eXp World Holdings, Inc. (b)	4,532	91,909
Forestar Group, Inc. (a)	1,135	25,594
Howard Hughes Corp. (a)	2,141	168,968
Jones Lang LaSalle, Inc. (a)	2,954	460,233
Kennedy-Wilson Holdings, Inc. (b)	7,270	118,719
Marcus & Millichap, Inc.	1,520	47,895
Newmark Group, Inc.	7,820	48,640
Opendoor Technologies, Inc. (a)(b)	31,344	126,003
RE/MAX Holdings, Inc.	1,150	22,149
Redfin Corp. (a)(b)	6,699	83,202
Seritage Growth Properties (a)(b)	2,304	20,552
The RMR Group, Inc.	915	21,201
The St. Joe Co. (b)	2,107	101,852
WeWork, Inc. (a)(b)	13,623	3,479
Zillow Group, Inc.:
Class A (a)	3,715	182,778
Class C (a)	10,043	504,761
		2,352,711
TOTAL REAL ESTATE		23,713,757
UTILITIES - 2.7%
Electric Utilities - 1.0%
Allete, Inc.	3,551	205,851
Avangrid, Inc. (b)	4,334	163,305
Hawaiian Electric Industries, Inc.	6,808	246,450
IDACORP, Inc.	3,147	322,882
MGE Energy, Inc.	2,243	177,444
NRG Energy, Inc.	14,332	535,873
OGE Energy Corp.	12,458	447,367
Otter Tail Corp. (b)	2,589	204,427
Pinnacle West Capital Corp.	7,039	573,397
PNM Resources, Inc.	5,367	242,052
Portland General Electric Co.	5,553	260,047
		3,379,095
Gas Utilities - 0.5%
Chesapeake Utilities Corp.	1,103	131,257
National Fuel Gas Co.	5,716	293,574
New Jersey Resources Corp.	6,026	284,427
Northwest Natural Holding Co.	2,178	93,763
ONE Gas, Inc.	3,367	258,619
Southwest Gas Holdings, Inc.	4,040	257,146
Spire, Inc. (b)	3,266	207,195
UGI Corp.	13,036	351,581
		1,877,562
Independent Power and Renewable Electricity Producers - 0.4%
Altus Power, Inc. Class A (a)(b)	2,314	12,496
Clearway Energy, Inc.:
Class A	1,915	51,705
Class C	5,337	152,425
Montauk Renewables, Inc. (a)(b)	4,008	29,820
Ormat Technologies, Inc.	3,259	262,219
Sunnova Energy International, Inc. (a)(b)	6,133	112,295
Vistra Corp.	23,257	610,496
		1,231,456
Multi-Utilities - 0.4%
Avista Corp.	4,587	180,131
Black Hills Corp.	4,048	243,932
NiSource, Inc.	25,326	692,666
NorthWestern Energy Corp.	3,587	203,598
Unitil Corp.	981	49,747
		1,370,074
Water Utilities - 0.4%
American States Water Co.	2,300	200,100
Artesian Resources Corp. Class A	487	22,996
California Water Service Group	3,419	176,523
Consolidated Water Co., Inc.	917	22,219
Essential Utilities, Inc.	14,880	593,861
Middlesex Water Co.	1,099	88,645
SJW Group	1,662	116,523
York Water Co.	910	37,556
		1,258,423
TOTAL UTILITIES		9,116,610
TOTAL COMMON STOCKS (Cost $309,043,026)		329,528,095

U.S. Treasury Obligations - 0.1%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (f) (Cost $297,093)	300,000	297,176

Money Market Funds - 10.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (g)	4,550,682	4,551,592
Fidelity Securities Lending Cash Central Fund 5.14% (g)(h)	31,007,563	31,010,663
TOTAL MONEY MARKET FUNDS (Cost $35,562,255)		35,562,255

TOTAL INVESTMENT IN SECURITIES - 109.1% (Cost $344,902,374)	365,387,526
NET OTHER ASSETS (LIABILITIES) - (9.1)%	(30,476,097)
NET ASSETS - 100.0%	334,911,429

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	28	Sep 2023	2,665,180	27,310	27,310
CME E-mini S&P MidCap 400 Index Contracts (United States)	10	Sep 2023	2,644,100	64,769	64,769

TOTAL FUTURES CONTRACTS					92,079
The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $319,835 or 0.1% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $297,176.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	5,448,605	153,098,842	153,995,855	147,313	-	-	4,551,592	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	14,264,723	38,451,093	21,705,153	165,836	-	-	31,010,663	0.1%
Total	19,713,328	191,549,935	175,701,008	313,149	-	-	35,562,255

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	9,831,482	9,831,482	-	-
Consumer Discretionary	44,733,690	44,733,690	-	-
Consumer Staples	11,865,271	11,865,270	1	-
Energy	15,484,322	15,484,322	-	-
Financials	49,555,711	49,555,711	-	-
Health Care	41,369,169	41,352,915	13,762	2,492
Industrials	67,169,586	67,169,586	-	-
Information Technology	40,572,880	40,509,412	63,468	-
Materials	16,115,617	16,115,617	-	-
Real Estate	23,713,757	23,713,757	-	-
Utilities	9,116,610	9,116,610	-	-

U.S. Government and Government Agency Obligations	297,176	-	297,176	-

Money Market Funds	35,562,255	35,562,255	-	-
Total Investments in Securities:	365,387,526	365,010,627	374,407	2,492
Derivative Instruments:

Assets
Futures Contracts	92,079	92,079	-	-
Total Assets	92,079	92,079	-	-
Total Derivative Instruments:	92,079	92,079	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	92,079	0
Total Equity Risk	92,079	0
Total Value of Derivatives	92,079	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

VIP Extended Market Index Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $30,228,488) - See accompanying schedule:
Unaffiliated issuers (cost $309,340,119)	$329,825,271
Fidelity Central Funds (cost $35,562,255)	35,562,255

Total Investment in Securities (cost $344,902,374)		$365,387,526
Segregated cash with brokers for derivative instruments		34,731
Cash		22,177
Foreign currency held at value (cost $36,683)		37,007
Receivable for investments sold		1,679
Receivable for fund shares sold		68,072
Dividends receivable		347,085
Interest receivable		25
Distributions receivable from Fidelity Central Funds		52,502
Receivable for daily variation margin on futures contracts		24,818
Other receivables		5,196
Total assets		365,980,818
Liabilities
Payable for fund shares redeemed	$18,410
Accrued management fee	19,000
Distribution and service plan fees payable	3,346
Other affiliated payables	16,286
Other payables and accrued expenses	1,659
Collateral on securities loaned	31,010,688
Total Liabilities		31,069,389
Net Assets		$334,911,429
Net Assets consist of:
Paid in capital		$317,260,221
Total accumulated earnings (loss)		17,651,208
Net Assets		$334,911,429

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($301,473,993 ÷ 24,735,454 shares)		$12.19
Service Class :
Net Asset Value , offering price and redemption price per share ($28,269,109 ÷ 2,325,187 shares)		$12.16
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($5,168,327 ÷ 425,479 shares)		$12.15

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$1,718,059
Interest		6,535
Income from Fidelity Central Funds (including $165,836 from security lending)		313,149
Total Income		2,037,743
Expenses
Management fee	$71,765
Transfer agent fees	61,513
Distribution and service plan fees	20,715
Independent trustees' fees and expenses	578
Total expenses before reductions	154,571
Expense reductions	(758)
Total expenses after reductions		153,813
Net Investment income (loss)		1,883,930
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,671,612)
Foreign currency transactions	(785)
Futures contracts	(81,783)
Total net realized gain (loss)		(2,754,180)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	26,722,238
Assets and liabilities in foreign currencies	(160)
Futures contracts	220,183
Total change in net unrealized appreciation (depreciation)		26,942,261
Net gain (loss)		24,188,081
Net increase (decrease) in net assets resulting from operations		$26,072,011

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,883,930	$2,559,377
Net realized gain (loss)	(2,754,180)	2,165,526
Change in net unrealized appreciation (depreciation)	26,942,261	(40,679,840)
Net increase (decrease) in net assets resulting from operations	26,072,011	(35,954,937)
Distributions to shareholders	-	(5,929,181)

Share transactions - net increase (decrease)	135,290,456	24,063,783
Total increase (decrease) in net assets	161,362,467	(17,820,335)

Net Assets
Beginning of period	173,548,962	191,369,297
End of period	$334,911,429	$173,548,962

VIP Extended Market Index Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$11.22	$14.19	$12.52	$10.87	$8.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.18	.18	.13	.15	.11
Net realized and unrealized gain (loss)	.86	(2.75)	2.44	1.66	2.13	(1.21)
Total from investment operations	.97	(2.57)	2.62	1.79	2.28	(1.10)
Distributions from net investment income	-	(.17)	(.18)	(.14)	(.12)	(.08)
Distributions from net realized gain	-	(.24)	(.77)	-	(.11)	-
Total distributions	-	(.40) D	(.95)	(.14)	(.23)	(.08)
Net asset value, end of period	$12.19	$11.22	$14.19	$12.52	$10.87	$8.82
Total Return E,F,G	8.65%	(18.13)%	21.24%	16.46%	25.88%	(10.99)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.13% J	.13%	.13%	.13%	.13%	.13% J
Expenses net of fee waivers, if any	.13% J	.13%	.13%	.13%	.13%	.13% J
Expenses net of all reductions	.13% J	.13%	.13%	.13%	.13%	.13% J
Net investment income (loss)	1.85% J	1.51%	1.20%	1.34%	1.47%	1.57% J
Supplemental Data
Net assets, end of period (000 omitted)	$301,474	$140,653	$160,811	$95,143	$73,052	$30,342
Portfolio turnover rate K	29% J	18%	27%	46%	17%	11% J

A For the period April 17, 2018 (commencement of operations) through December 31, 2018

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Extended Market Index Portfolio Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.20	$14.17	$12.50	$10.86	$10.44
Income from Investment Operations
Net investment income (loss) B,C	.10	.17	.16	.13	.12
Net realized and unrealized gain (loss)	.86	(2.75)	2.45	1.65	.53
Total from investment operations	.96	(2.58)	2.61	1.78	.65
Distributions from net investment income	-	(.16)	(.17)	(.14)	(.12)
Distributions from net realized gain	-	(.24)	(.77)	-	(.11)
Total distributions	-	(.39) D	(.94)	(.14)	(.23)
Net asset value, end of period	$12.16	$11.20	$14.17	$12.50	$10.86
Total Return E,F,G	8.57%	(18.22)%	21.16%	16.37%	6.24%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.23% J	.23%	.23%	.23%	.23% J
Expenses net of fee waivers, if any	.23% J	.23%	.23%	.23%	.23% J
Expenses net of all reductions	.23% J	.23%	.23%	.23%	.23% J
Net investment income (loss)	1.75% J	1.41%	1.10%	1.24%	1.58% J
Supplemental Data
Net assets, end of period (000 omitted)	$28,269	$26,672	$23,331	$18,141	$2,133
Portfolio turnover rate K	29% J	18%	27%	46%	17% J

A For the period April 11, 2019 (commencement of sale of shares) through December 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Extended Market Index Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$11.20	$14.16	$12.50	$10.87	$8.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.15	.14	.11	.12	.10
Net realized and unrealized gain (loss)	.86	(2.73)	2.44	1.65	2.12	(1.21)
Total from investment operations	.95	(2.58)	2.58	1.76	2.24	(1.11)
Distributions from net investment income	-	(.14)	(.15)	(.13)	(.10)	(.06)
Distributions from net realized gain	-	(.24)	(.77)	-	(.11)	-
Total distributions	-	(.38)	(.92)	(.13)	(.20) D	(.06)
Net asset value, end of period	$12.15	$11.20	$14.16	$12.50	$10.87	$8.83
Total Return E,F,G	8.48%	(18.30)%	20.93%	16.19%	25.44%	(11.09)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.38% J	.38%	.38%	.38%	.38%	.38% J
Expenses net of fee waivers, if any	.38% J	.38%	.38%	.38%	.38%	.38% J
Expenses net of all reductions	.38% J	.38%	.38%	.38%	.38%	.38% J
Net investment income (loss)	1.60% J	1.26%	.95%	1.09%	1.22%	1.32% J
Supplemental Data
Net assets, end of period (000 omitted)	$5,168	$6,224	$7,228	$4,824	$1,134	$883
Portfolio turnover rate K	29% J	18%	27%	46%	17%	11% J

A For the period April 17, 2018 (commencement of operations) through December 31, 2018

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP International Index Portfolio
Investment Summary June 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.3
Nestle SA (Reg. S) (United States of America, Food Products)	1.2
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.1
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.1
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.0
Tencent Holdings Ltd. (China, Interactive Media & Services)	1.0
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	0.9
Novartis AG (Switzerland, Pharmaceuticals)	0.9
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	0.8
Shell PLC (London) (Netherlands, Oil, Gas & Consumable Fuels)	0.8
10.1

Market Sectors (% of Fund's net assets)

Financials	21.6
Industrials	11.9
Consumer Discretionary	11.3
Information Technology	10.9
Health Care	8.8
Consumer Staples	7.9
Materials	8.0
Communication Services	5.1
Energy	5.1
Utilities	2.7
Real Estate	1.5

Asset Allocation (% of Fund's net assets)

Futures - 5.2%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

VIP International Index Portfolio
Schedule of Investments June 30, 2023 (Unaudited)
Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value ($)
Australia - 4.9%
AGL Energy Ltd.	10,074	72,757
Allkem Ltd. (a)	10,191	109,595
ALS Ltd.	8,169	61,040
Altium Ltd.	2,318	57,403
Alumina Ltd.	40,370	37,443
AMP Ltd.	52,329	39,544
Ampol Ltd.	4,045	80,805
AngloGold Ashanti Ltd.	7,054	149,314
Ansell Ltd.	2,042	36,492
ANZ Group Holdings Ltd.	50,651	801,795
APA Group unit	19,809	128,163
Aristocrat Leisure Ltd.	11,069	286,386
ASX Ltd.	3,261	137,233
Atlas Arteria Ltd. unit	20,771	86,262
Aurizon Holdings Ltd.	30,670	80,239
Bank of Queensland Ltd. (b)	10,898	39,939
Bendigo & Adelaide Bank Ltd.	9,629	55,159
BHP Group Ltd.	85,437	2,568,404
BlueScope Steel Ltd.	7,875	108,382
Brambles Ltd.	23,424	225,235
carsales.com Ltd.	6,233	99,676
Challenger Ltd.	10,038	43,461
Charter Hall Group unit	7,937	56,899
Cleanaway Waste Management Ltd.	37,505	64,883
Cochlear Ltd.	1,105	169,295
Coles Group Ltd.	22,658	278,215
Commonwealth Bank of Australia	28,477	1,906,444
Computershare Ltd.	9,678	151,035
DEXUS Property Group unit	17,953	93,496
Dominos Pizza Enterprises Ltd.	1,123	34,911
EBOS Group Ltd.	2,663	60,169
Endeavour Group Ltd.	23,190	97,599
Evolution Mining Ltd.	30,537	66,485
Flutter Entertainment PLC (a)	359	72,037
Flutter Entertainment PLC (Ireland) (a)	2,221	446,540
Fortescue Metals Group Ltd.	28,557	423,749
Glencore PLC	204,182	1,157,689
Goodman Group unit	28,837	387,651
IDP Education Ltd.	3,517	52,083
IGO Ltd.	11,426	116,623
Iluka Resources Ltd.	7,157	53,291
Incitec Pivot Ltd.	32,697	59,831
Insurance Australia Group Ltd.	41,343	157,223
JB Hi-Fi Ltd.	1,844	53,968
Lendlease Group unit	11,546	59,906
Liontown Resources Ltd. (a)	31,397	59,790
Lynas Rare Earths Ltd. (a)	15,124	69,497
Macquarie Group Ltd.	6,122	728,444
Magellan Financial Group Ltd. warrants 4/16/27 (a)	252	34
Medibank Private Ltd.	46,538	109,317
Metcash Ltd.	16,558	41,565
Mineral Resources Ltd.	2,831	135,584
Mirvac Group unit	65,721	99,245
National Australia Bank Ltd.	52,981	931,823
Newcrest Mining Ltd.	15,068	268,789
NEXTDC Ltd. (a)	8,652	72,960
Nine Entertainment Co. Holdings Ltd.	25,191	33,141
Northern Star Resources Ltd.	19,373	157,829
Orica Ltd.	7,664	75,925
Origin Energy Ltd.	29,076	163,423
Orora Ltd.	14,722	32,345
Pilbara Minerals Ltd.	43,973	144,524
Qantas Airways Ltd. (a)	14,941	61,917
QBE Insurance Group Ltd.	25,046	261,501
Qube Holdings Ltd.	29,604	56,424
Ramsay Health Care Ltd.	3,123	117,332
REA Group Ltd.	856	82,230
Reece Ltd.	3,632	45,245
Rio Tinto Ltd.	6,262	479,542
Rio Tinto PLC	17,895	1,137,222
Santos Ltd.	55,985	280,120
Scentre Group unit	86,904	153,691
SEEK Ltd.	5,902	86,220
Sonic Healthcare Ltd.	8,105	192,750
South32 Ltd.	77,099	194,104
Steadfast Group Ltd.	17,654	70,758
Stockland Corp. Ltd. unit	39,810	107,021
Suncorp Group Ltd.	21,348	191,817
Telstra Group Ltd.	68,283	195,883
The GPT Group unit	32,044	88,669
The Lottery Corp. Ltd.	37,482	128,498
Transurban Group unit	51,802	493,226
Treasury Wine Estates Ltd.	12,203	91,512
Vicinity Centres unit	64,612	79,571
Washington H. Soul Pattinson & Co. Ltd.	4,116	87,379
Wesfarmers Ltd.	19,144	631,164
Westpac Banking Corp.	59,192	842,812
Whitehaven Coal Ltd.	14,808	66,382
WiseTech Global Ltd.	2,997	160,754
Woodside Energy Group Ltd.	32,033	740,974
Woolworths Group Ltd.	20,557	544,683
WorleyParsons Ltd.	6,256	66,059
TOTAL AUSTRALIA		22,184,444
Austria - 0.2%
ams-OSRAM AG (a)(b)	4,488	32,302
Andritz AG	1,237	68,908
BAWAG Group AG (c)	1,430	65,881
CA Immobilien Anlagen AG (b)	869	25,176
Erste Group Bank AG	6,021	210,835
Immofinanz AG (d)	1,102	0
Lenzing AG (a)(b)	250	12,235
Lenzing AG rights 7/5/23 (a)	250	1,457
Mondi PLC	8,276	126,021
Oesterreichische Post AG (b)	575	20,517
OMV AG	2,481	105,150
Raiffeisen International Bank-Holding AG (a)	2,390	37,868
UNIQA Insurance Group AG	2,844	22,810
Verbund AG	569	45,605
Voestalpine AG	1,973	70,832
Wienerberger AG	2,026	61,990
TOTAL AUSTRIA		907,587
Belgium - 0.6%
Ackermans & Van Haaren SA	376	61,872
Aedifica SA	827	52,972
Aedifica SA rights (a)(e)	701	1,465
Ageas	3,002	121,564
Anheuser-Busch InBev SA NV	16,697	946,343
Cofinimmo SA	545	40,916
D'ieteren Group	390	68,899
Elia Group SA/NV	598	75,890
Euronav NV	2,532	38,405
Galapagos NV (a)	854	34,746
Groupe Bruxelles Lambert SA	1,657	130,474
KBC Group NV	5,691	396,944
Lotus Bakeries SA	7	55,531
Sofina SA	265	54,855
Solvay SA Class A	1,228	137,081
UCB SA	2,127	188,464
Umicore SA	3,496	97,745
Warehouses de Pauw	2,685	73,598
TOTAL BELGIUM		2,577,764
Brazil - 1.3%
3R Petroleum Oleo e Gas SA (a)	3,784	23,590
Aliansce Sonae Shopping Centers SA	6,600	33,977
Ambev SA	74,600	240,087
Atacadao SA	8,400	19,648
B3 SA - Brasil Bolsa Balcao	102,800	313,669
Banco Bradesco SA	27,294	83,452
Banco BTG Pactual SA unit	19,200	126,110
Banco do Brasil SA	24,200	249,672
BB Seguridade Participacoes SA	11,300	72,616
BRF SA (a)	10,600	19,725
CCR SA	18,700	54,871
Centrais Eletricas Brasileiras SA (Electrobras)	20,586	170,898
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	5,800	68,524
Companhia Paranaense de Energia-COPEL unit	3,900	34,071
Companhia Siderurgica Nacional SA (CSN)	9,600	24,320
Compania de Saneamento do Parana unit	3,900	17,805
Cosan SA	19,700	73,481
Embraer SA (a)	11,800	45,690
Energisa SA unit	4,800	50,324
Eneva SA (a)	21,500	55,095
ENGIE Brasil Energia SA	4,350	41,509
Equatorial Energia SA	14,700	98,702
Equatorial Energia SA	193	1,289
Hapvida Participacoes e Investimentos SA (a)(c)	77,900	71,259
Hypera SA	6,700	64,381
Klabin SA unit	14,100	64,107
Localiza Rent a Car SA	12,986	185,778
Lojas Renner SA	16,497	68,907
Magazine Luiza SA (a)	48,720	34,290
Multiplan Empreendimentos Imobiliarios SA	4,300	24,849
Natura & Co. Holding SA	14,393	50,319
Nu Holdings Ltd. (a)	38,543	304,104
PagSeguro Digital Ltd. (a)	3,189	30,104
Petroleo Brasileiro SA - Petrobras (ON)	63,500	438,965
Prio SA (a)	11,200	86,733
Raia Drogasil SA	18,616	115,082
Rede D'Oregon Sao Luiz SA (c)	14,499	99,684
Rumo SA	18,500	85,773
Sendas Distribuidora SA	20,200	58,007
StoneCo Ltd. Class A (a)	4,257	54,234
Suzano Papel e Celulose SA	13,379	123,558
Telefonica Brasil SA	7,100	64,161
TIM SA	13,700	41,831
Totvs SA	8,300	51,968
Transmissora Alianca de Energia Eletrica SA	3,800	29,872
Ultrapar Participacoes SA	12,300	48,525
Vale SA	65,301	875,826
Vibra Energia SA	19,600	73,886
Weg SA	24,800	195,522
Wheaton Precious Metals Corp.	7,617	329,404
XP, Inc. (depository receipt) (a)	4,492	105,119
Yara International ASA	2,779	98,126
TOTAL BRAZIL		5,793,499
Cameroon - 0.0%
Golar LNG Ltd.	1,749	35,277
Canada - 6.9%
Agnico Eagle Mines Ltd. (Canada)	8,295	414,202
Air Canada (a)	5,764	108,732
Alamos Gold, Inc.	6,512	77,569
Algonquin Power & Utilities Corp. (b)	11,611	95,973
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	12,952	664,147
AltaGas Ltd.	4,667	83,846
ARC Resources Ltd.	10,446	139,333
ATCO Ltd. Class I (non-vtg.)	1,188	35,369
B2Gold Corp.	17,900	63,777
Bank of Montreal	11,959	1,080,034
Bank of Nova Scotia	20,082	1,004,744
Barrick Gold Corp. (Canada)	29,697	502,366
BCE, Inc.	5,067	231,022
BlackBerry Ltd. (a)	9,159	50,747
Bombardier, Inc. Class B (sub. vtg.) (a)	1,431	70,548
Brookfield Asset Management Ltd. Class A	6,032	196,885
Brookfield Corp. (Canada) Class A	24,075	810,527
Brookfield Infrastructure Corp. Class A	1,752	79,893
CAE, Inc. (a)	5,303	118,690
Cameco Corp.	7,283	228,097
Canadian Imperial Bank of Commerce	15,274	652,121
Canadian National Railway Co.	10,235	1,239,403
Canadian Natural Resources Ltd.	18,668	1,049,551
Canadian Pacific Kansas City Ltd.	15,681	1,266,554
Canadian Tire Ltd. Class A (non-vtg.)	915	125,099
Canadian Utilities Ltd. Class A (non-vtg.)	2,027	52,498
CCL Industries, Inc. Class B	2,444	120,138
Cenovus Energy, Inc. (Canada)	23,290	395,565
CGI, Inc. Class A (sub. vtg.) (a)	3,527	371,936
Constellation Software, Inc.	334	692,017
Descartes Systems Group, Inc. (Canada) (a)	1,534	122,882
Dollarama, Inc.	4,797	324,882
Element Fleet Management Corp.	6,600	100,538
Emera, Inc.	4,554	187,557
Empire Co. Ltd. Class A (non-vtg.)	2,658	75,501
Enbridge, Inc.	34,147	1,269,219
Fairfax Financial Holdings Ltd. (sub. vtg.)	383	286,882
Finning International, Inc.	2,518	77,455
FirstService Corp.	656	101,028
Fortis, Inc.	8,093	348,767
Franco-Nevada Corp.	3,240	461,781
George Weston Ltd.	1,099	129,930
GFL Environmental, Inc.	2,955	114,743
Gibson Energy, Inc.	2,458	38,649
Gildan Activewear, Inc.	3,044	98,139
Great-West Lifeco, Inc.	4,540	131,839
Hydro One Ltd. (c)	5,358	153,086
iA Financial Corp., Inc.	1,754	119,493
Imperial Oil Ltd.	2,954	151,140
Intact Financial Corp.	2,956	456,403
Ivanhoe Mines Ltd. (a)	9,783	89,356
Keyera Corp.	3,861	89,038
Kinross Gold Corp.	20,665	98,587
Loblaw Companies Ltd.	2,571	235,373
Magna International, Inc. Class A (sub. vtg.)	4,480	252,923
Manulife Financial Corp.	31,299	591,604
MEG Energy Corp. (a)	4,362	69,147
Methanex Corp.	1,165	48,139
Metro, Inc.	3,973	224,389
National Bank of Canada	5,677	422,963
Northland Power, Inc.	4,218	87,974
Nutrien Ltd. (b)	8,766	517,523
Nuvei Corp. (Canada) (a)(c)	1,093	32,276
Onex Corp. (sub. vtg.)	1,144	63,187
Open Text Corp.	4,755	197,774
Pan American Silver Corp.	6,155	89,671
Parkland Corp.	2,924	72,838
Pembina Pipeline Corp.	9,309	292,674
Power Corp. of Canada (sub. vtg.) (b)	9,503	255,804
Quebecor, Inc. Class B (sub. vtg.)	2,580	63,587
RB Global, Inc.	3,050	183,035
Restaurant Brands International, Inc.	5,142	398,668
RioCan (REIT) (b)	2,528	36,792
Rogers Communications, Inc. Class B (non-vtg.)	5,904	269,362
Royal Bank of Canada	23,359	2,230,897
Saputo, Inc.	4,073	91,252
Shopify, Inc. Class A (a)	20,152	1,302,445
SNC-Lavalin Group, Inc.	2,949	77,356
SSR Mining, Inc.	3,486	49,445
Stantec, Inc.	1,862	121,566
Sun Life Financial, Inc.	9,871	514,581
Suncor Energy, Inc.	22,733	666,846
TC Energy Corp. (b)	17,174	694,090
Teck Resources Ltd. Class B (sub. vtg.)	7,590	319,356
TELUS Corp.	7,941	154,534
TFI International, Inc. (Canada)	1,311	149,363
The Toronto-Dominion Bank	30,716	1,903,824
Thomson Reuters Corp.	2,568	346,716
TMX Group Ltd.	4,640	104,411
Toromont Industries Ltd.	1,390	114,190
Tourmaline Oil Corp.	5,353	252,224
Tricon Residential, Inc.	4,692	41,368
West Fraser Timber Co. Ltd.	1,003	86,168
Whitecap Resources, Inc.	10,111	70,752
WSP Global, Inc.	2,092	276,386
TOTAL CANADA		31,021,751
Chile - 0.1%
Antofagasta PLC	5,883	109,157
Banco de Chile	739,740	77,217
Banco de Credito e Inversiones	974	29,761
Banco Santander Chile	1,053,705	49,863
Cencosud SA	21,968	42,577
Compania Cervecerias Unidas SA	2,019	16,280
Compania Sud Americana de Vapores SA	263,519	17,897
Empresas CMPC SA	19,050	36,448
Empresas COPEC SA	6,187	45,915
Enel Americas SA	329,309	43,945
Enel Chile SA	388,955	25,275
Falabella SA	13,252	31,818
Lundin Mining Corp.	11,439	89,630
Parque Arauco SA	10,913	17,545
TOTAL CHILE		633,328
China - 6.3%
AAC Technology Holdings, Inc.	11,500	27,062
Agricultural Bank of China Ltd. (H Shares)	519,000	203,997
Airtac International Group	2,092	68,833
Akeso, Inc. (a)(c)	8,000	36,090
Alibaba Group Holding Ltd. (a)	260,856	2,715,467
Alibaba Health Information Technology Ltd. (a)	72,000	43,277
Aluminum Corp. of China Ltd. (H Shares)	64,000	27,524
Anhui Conch Cement Co. Ltd. (H Shares)	20,000	53,088
Anta Sports Products Ltd.	18,400	187,968
Autohome, Inc. ADR Class A	920	26,827
Baidu, Inc. Class A (a)	38,240	652,213
Bank of China Ltd. (H Shares)	1,312,000	525,738
Bank of Communications Co. Ltd. (H Shares)	360,000	238,438
BeiGene Ltd. (a)	14,354	196,816
Bilibili, Inc. Class Z (a)	4,042	60,831
BOC Hong Kong (Holdings) Ltd.	60,500	184,913
BYD Co. Ltd. (H Shares)	14,793	474,333
BYD Electronic International Co. Ltd.	13,000	39,319
CGN Power Co. Ltd. (H Shares) (c)	190,000	45,827
China CITIC Bank Corp. Ltd. (H Shares)	152,000	71,383
China Coal Energy Co. Ltd. (H Shares)	34,000	25,253
China Conch Venture Holdings Ltd.	27,000	35,145
China Construction Bank Corp. (H Shares)	1,663,000	1,076,666
China Everbright International Ltd.	62,000	24,449
China Evergrande New Energy Vehicle Group Ltd. (a)(d)	50,000	15,314
China Feihe Ltd. (c)	55,000	30,602
China Galaxy Securities Co. Ltd. (H Shares)	60,000	32,006
China Gas Holdings Ltd.	50,000	57,236
China Hongqiao Group Ltd.	34,500	28,002
China International Capital Corp. Ltd. (H Shares) (c)	25,200	44,187
China Life Insurance Co. Ltd. (H Shares)	126,000	210,000
China Literature Ltd. (a)(c)	6,200	26,071
China Longyuan Power Grid Corp. Ltd. (H Shares)	56,000	57,672
China Medical System Holdings Ltd.	22,000	35,824
China Mengniu Dairy Co. Ltd.	51,000	191,998
China Merchants Bank Co. Ltd. (H Shares)	56,000	254,416
China Merchants Holdings International Co. Ltd.	23,084	32,582
China Minsheng Banking Corp. Ltd. (H Shares)	112,800	41,746
China National Building Materials Co. Ltd. (H Shares)	78,000	47,979
China Overseas Land and Investment Ltd.	63,000	137,320
China Pacific Insurance (Group) Co. Ltd. (H Shares)	38,800	100,268
China Petroleum & Chemical Corp. (H Shares)	418,000	244,847
China Power International Development Ltd.	80,000	29,403
China Railway Group Ltd. (H Shares)	72,000	47,504
China Resource Gas Group Ltd.	15,300	52,328
China Resources Beer Holdings Co. Ltd.	26,000	171,210
China Resources Land Ltd.	48,000	203,369
China Resources Mixc Lifestyle Services Ltd. (c)	9,845	48,873
China Resources Power Holdings Co. Ltd.	30,000	67,764
China Shenhua Energy Co. Ltd. (H Shares)	57,000	174,215
China State Construction International Holdings Ltd.	30,000	34,188
China Taiping Insurance Group Ltd.	22,600	23,477
China Tower Corp. Ltd. (H Shares) (c)	792,000	87,933
China Vanke Co. Ltd. (H Shares)	37,000	49,673
ChinaSoft International Ltd.	42,000	26,424
Chow Tai Fook Jewellery Group Ltd.	36,600	65,764
CIFI Holdings Group Co. Ltd. (d)	66,004	6,402
CITIC Pacific Ltd.	107,000	127,674
CITIC Securities Co. Ltd. (H Shares)	23,175	41,997
Cmoc Group Ltd. (H Shares)	60,000	31,394
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	58,000	52,256
Country Garden Holdings Co. Ltd.	183,129	37,159
Country Garden Services Holdings Co. Ltd.	33,000	42,619
CRRC Corp. Ltd. (H Shares)	74,000	40,513
CSPC Pharmaceutical Group Ltd.	142,400	123,928
Daqo New Energy Corp. ADR (a)	993	39,422
ENN Energy Holdings Ltd.	12,800	159,428
ESR Group Ltd. (c)	40,600	69,636
Far East Horizon Ltd.	31,000	24,528
Full Truck Alliance Co. Ltd. ADR (a)	10,785	67,083
Fuyao Glass Industries Group Co. Ltd. (H Shares) (c)	10,400	43,002
Ganfeng Lithium Group Co. Ltd. (H Shares) (c)	6,880	44,866
GCL Technology Holdings Ltd.	315,000	72,760
Geely Automobile Holdings Ltd.	83,000	101,261
Genscript Biotech Corp. (a)	18,000	40,429
GF Securities Co. Ltd. (H Shares)	17,400	24,026
Great Wall Motor Co. Ltd. (H Shares)	42,500	48,650
Guangdong Investment Ltd.	46,000	39,684
Guangzhou Automobile Group Co. Ltd. (H Shares)	48,800	29,083
H World Group Ltd. (a)	23,900	92,621
Haidilao International Holding Ltd. (c)	20,000	44,002
Haier Smart Home Co. Ltd.	39,200	123,313
Haitong Securities Co. Ltd. (H Shares)	43,600	26,708
Hansoh Pharmaceutical Group Co. Ltd. (c)	18,000	28,943
Hengan International Group Co. Ltd.	11,000	46,325
Hua Hong Semiconductor Ltd. (a)(c)	10,000	32,670
Huatai Securities Co. Ltd. (H Shares) (c)	24,600	30,389
Hygeia Healthcare Holdings Co. (c)	5,600	30,301
Industrial & Commercial Bank of China Ltd. (H Shares)	1,201,000	640,656
Innovent Biologics, Inc. (a)(c)	19,500	73,660
iQIYI, Inc. ADR (a)	7,885	42,106
JD Health International, Inc. (a)(c)	17,800	112,329
JD Logistics, Inc. (a)(c)	32,300	50,371
JD.com, Inc. Class A	40,554	691,631
JinkoSolar Holdings Co. Ltd. ADR (a)	644	28,581
Kanzhun Ltd. ADR (a)	3,437	51,727
KE Holdings, Inc. ADR (a)	11,333	168,295
Kingboard Chemical Holdings Ltd.	10,500	28,608
Kingdee International Software Group Co. Ltd. (a)	47,000	62,859
Kingsoft Corp. Ltd.	16,200	63,779
Kuaishou Technology Class B (a)(c)	33,000	225,517
Kunlun Energy Co. Ltd.	66,000	51,884
Lenovo Group Ltd.	124,000	129,285
Li Auto, Inc. Class A (a)	18,960	327,856
Li Ning Co. Ltd.	39,500	212,471
Longfor Properties Co. Ltd. (c)	28,500	69,250
Meituan Class B (a)(c)	79,630	1,248,671
Microport Scientific Corp. (a)	12,000	21,685
Minth Group Ltd.	12,000	32,925
NetEase, Inc.	31,305	606,344
New China Life Insurance Co. Ltd. (H Shares)	14,700	38,739
New Oriental Education & Technology Group, Inc. (a)	25,210	99,372
NIO, Inc. sponsored ADR (a)(b)	23,931	231,891
Nongfu Spring Co. Ltd. (H Shares) (c)	29,800	164,478
PDD Holdings, Inc. ADR (a)	9,168	633,876
People's Insurance Co. of China Group Ltd. (H Shares)	138,000	50,015
PetroChina Co. Ltd. (H Shares)	356,000	246,238
PICC Property & Casualty Co. Ltd. (H Shares)	116,000	128,938
Ping An Insurance Group Co. of China Ltd. (H Shares)	104,500	667,433
Pop Mart International Group Ltd. (c)	11,600	25,788
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	129,000	79,349
Prosus NV	19,596	1,435,096
Qifu Technology, Inc. ADR	2,473	42,733
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	40,800	53,317
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	7,500	20,004
Shenzhou International Group Holdings Ltd.	13,500	128,781
Silergy Corp.	5,000	61,794
Sinopharm Group Co. Ltd. (H Shares)	22,400	70,036
SITC International Holdings Co. Ltd.	22,000	40,148
Smoore International Holdings Ltd. (c)	29,000	29,459
Sunny Optical Technology Group Co. Ltd.	12,100	120,676
TAL Education Group ADR (a)	8,465	50,451
Tencent Holdings Ltd.	101,500	4,303,720
Tencent Music Entertainment Group ADR (a)	10,566	77,977
Tingyi (Cayman Islands) Holding Corp.	32,000	49,740
Tongcheng Travel Holdings Ltd. (a)	18,400	38,462
Topsports International Holdings Ltd. (c)	48,000	41,593
Trip.com Group Ltd. (a)	8,960	312,788
Tsingtao Brewery Co. Ltd. (H Shares)	10,000	90,863
Vipshop Holdings Ltd. ADR (a)	5,743	94,760
Want Want China Holdings Ltd.	84,000	55,743
Weichai Power Co. Ltd. (H Shares)	33,000	48,346
Wharf Holdings Ltd.	20,000	47,524
Wilmar International Ltd.	52,600	148,185
WuXi AppTec Co. Ltd. (H Shares) (c)	6,652	53,056
Wuxi Biologics (Cayman), Inc. (a)(c)	60,000	287,519
Xiaomi Corp. Class B (a)(c)	243,600	333,256
Xinyi Solar Holdings Ltd.	75,236	86,892
XPeng, Inc. Class A (a)	18,294	121,525
Yadea Group Holdings Ltd. (c)	20,000	45,482
Yangzijiang Shipbuilding Holdings Ltd.	46,500	51,735
Yankuang Energy Group Co. Ltd. (H Shares)	24,000	68,760
Yum China Holdings, Inc.	7,059	398,834
Zai Lab Ltd. (a)	13,200	36,318
Zhaojin Mining Industry Co. Ltd. (H Shares)	22,000	27,458
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(c)	10,700	29,085
Zhongsheng Group Holdings Ltd. Class H	9,500	36,310
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	9,400	35,028
Zijin Mining Group Co. Ltd. (H Shares)	96,000	140,888
ZTE Corp. (H Shares)	13,000	52,093
ZTO Express, Inc. sponsored ADR	7,003	175,635
TOTAL CHINA		28,123,401
Colombia - 0.0%
Bancolombia SA	4,601	34,189
Czech Republic - 0.0%
CEZ A/S	2,725	112,574
Komercni Banka A/S	1,439	43,892
MONETA Money Bank A/S (c)	6,662	24,403
TOTAL CZECH REPUBLIC		180,869
Denmark - 1.8%
A.P. Moller - Maersk A/S:
Series A	51	88,793
Series B	92	161,759
Ascendis Pharma A/S sponsored ADR (a)	837	74,702
Carlsberg A/S Series B	1,660	265,293
Chr. Hansen Holding A/S	1,734	120,352
Coloplast A/S Series B	1,998	249,827
Danske Bank A/S (a)	11,483	279,355
Demant A/S (a)	1,621	68,536
DSV A/S	3,023	634,859
Genmab A/S (a)	1,114	422,159
Novo Nordisk A/S Series B	27,624	4,462,377
Novozymes A/S Series B	3,525	164,226
ORSTED A/S (c)	3,192	301,634
Pandora A/S	1,609	143,651
SimCorp A/S	690	73,111
Tryg A/S	6,086	131,692
Vestas Wind Systems A/S (a)	17,025	452,649
TOTAL DENMARK		8,094,975
Egypt - 0.0%
Abou Kir Fertilizers & Chemical Industries	6,801	9,805
Commercial International Bank SAE	40,792	67,327
EFG-Hermes Holding SAE	18,470	11,237
Talaat Moustafa Group Holding	24,007	6,992
TOTAL EGYPT		95,361
Finland - 0.7%
Elisa Corp. (A Shares)	2,563	136,873
Fortum Corp.	7,438	99,547
Huhtamaki Oyj	1,672	54,844
Kesko Oyj	4,635	87,246
Kone OYJ (B Shares)	6,817	355,794
Metso Corp.	11,906	143,495
Neste OYJ	7,273	279,834
Nokia Corp.	90,242	378,101
Nordea Bank ABP	54,087	588,243
Orion Oyj (B Shares)	1,831	75,963
Sampo Oyj (A Shares)	8,114	364,076
Stora Enso Oyj (R Shares)	10,393	120,496
UPM-Kymmene Corp.	9,036	268,884
Valmet Corp.	2,823	78,490
Wartsila Corp.	8,226	92,590
TOTAL FINLAND		3,124,476
France - 6.0%
Accor SA	2,850	105,799
Adevinta ASA Class B (a)	4,305	28,236
Air Liquide SA	8,829	1,583,349
Airbus Group NV	10,366	1,498,734
Alstom SA	5,207	155,433
Arkema SA	1,091	102,740
AXA SA	33,718	996,411
BNP Paribas SA	19,151	1,208,542
Bouygues SA	3,456	116,002
Bureau Veritas SA	4,897	134,231
Capgemini SA	2,648	501,379
Carrefour SA	9,904	187,688
Compagnie de St.-Gobain	8,691	528,522
Compagnie Generale des Etablissements Michelin SCA Series B	12,045	356,307
Credit Agricole SA	23,104	274,334
Danone SA	10,714	656,591
Dassault Systemes SA	11,669	517,287
Edenred SA	4,204	281,391
Eiffage SA	1,317	137,359
Engie SA	31,196	519,504
EssilorLuxottica SA	5,231	985,212
Gecina SA	926	98,570
Getlink SE	6,824	116,014
Hermes International SCA	588	1,276,835
Kering SA	1,215	670,922
L'Oreal SA	4,242	1,978,792
Legrand SA	4,509	446,756
LVMH Moet Hennessy Louis Vuitton SE	4,404	4,152,586
Orange SA	31,894	372,727
Pernod Ricard SA	3,439	759,534
Publicis Groupe SA	3,985	319,610
Renault SA	3,514	147,934
Safran SA	5,902	924,901
Sartorius Stedim Biotech	401	100,073
Societe Generale Series A	12,675	329,629
Sodexo SA	1,417	155,937
Teleperformance	998	167,110
Thales SA	1,799	269,333
TotalEnergies SE	39,493	2,267,081
Unibail-Rodamco-Westfield NV (a)	1,811	95,152
Veolia Environnement SA	11,327	358,561
VINCI SA	8,937	1,037,424
Vivendi SA	13,597	124,720
Worldline SA (a)(c)	4,222	154,336
TOTAL FRANCE		27,199,588
Germany - 4.7%
adidas AG	3,015	585,296
Allianz SE	6,807	1,585,512
BASF AG	15,494	752,748
Bayer AG	16,571	917,289
Bayerische Motoren Werke AG (BMW)	5,379	660,443
Beiersdorf AG	1,661	219,764
BioNTech SE ADR	1,562	168,587
Brenntag SE	2,612	203,505
Carl Zeiss Meditec AG	617	66,681
Commerzbank AG	17,737	196,449
Continental AG	1,825	137,609
Covestro AG (a)(c)	3,260	169,257
Daimler Truck Holding AG	8,766	315,660
Deutsche Bank AG	34,846	365,714
Deutsche Borse AG	3,204	591,505
Deutsche Lufthansa AG (a)	10,194	104,329
Deutsche Post AG	16,698	815,019
Deutsche Telekom AG	58,899	1,285,089
E.ON SE	37,877	482,751
Evonik Industries AG	3,475	66,093
Fresenius Medical Care AG & Co. KGaA	3,367	160,913
Fresenius SE & Co. KGaA	6,937	192,042
GEA Group AG	2,790	116,633
Hannover Reuck SE	1,020	216,316
HeidelbergCement AG	2,448	200,879
HelloFresh AG (a)	2,855	70,408
Henkel AG & Co. KGaA	1,642	115,568
Infineon Technologies AG	21,995	905,804
K+S AG	3,228	56,200
Knorr-Bremse AG	1,134	86,595
LEG Immobilien AG	1,233	70,824
Mercedes-Benz Group AG (Germany)	13,168	1,059,909
Merck KGaA	2,181	360,675
MTU Aero Engines AG	901	233,405
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,364	886,349
Nemetschek SE	945	70,780
Puma AG	1,740	104,853
Rheinmetall AG	734	200,876
RWE AG	11,410	496,405
SAP SE	18,293	2,498,959
Scout24 AG (c)	1,339	84,862
Siemens AG	12,614	2,102,765
Siemens Energy AG (a)	6,740	118,999
Siemens Healthineers AG (c)	4,754	269,027
Symrise AG	2,243	235,184
Vonovia SE	13,433	262,342
Zalando SE (a)(c)	3,779	108,699
TOTAL GERMANY		20,975,571
Greece - 0.1%
Alpha Bank SA (a)	33,668	55,108
Eurobank Ergasias Services and Holdings SA (a)	41,937	69,054
Hellenic Telecommunications Organization SA	3,136	53,760
Jumbo SA	1,770	48,672
Motor Oil (HELLAS) Corinth Refineries SA	1,032	26,126
Mytilineos SA	1,761	62,145
National Bank of Greece SA (a)	9,310	60,487
OPAP SA	3,170	55,276
Piraeus Financial Holdings SA (a)	10,898	35,747
Public Power Corp. of Greece (a)	3,725	42,476
Star Bulk Carriers Corp. (b)	1,256	22,231
Terna Energy SA	834	18,383
TOTAL GREECE		549,465
Guatemala - 0.0%
Millicom International Cellular SA (depository receipt) (a)	2,884	44,081
Hong Kong - 1.5%
AIA Group Ltd.	197,000	2,000,830
ASMPT Ltd.	5,300	52,182
CK Asset Holdings Ltd.	32,634	180,745
CK Infrastructure Holdings Ltd.	10,000	52,897
CLP Holdings Ltd.	28,000	217,611
Futu Holdings Ltd. ADR (a)(b)	1,198	47,609
Hang Lung Properties Ltd.	30,000	46,325
Hang Seng Bank Ltd.	12,200	173,596
Henderson Land Development Co. Ltd.	21,610	64,355
HKT Trust/HKT Ltd. unit	61,000	70,918
Hong Kong & China Gas Co. Ltd.	182,403	157,589
Hong Kong Exchanges and Clearing Ltd.	20,043	755,066
Hongkong Land Holdings Ltd.	17,815	69,661
Hysan Development Co. Ltd.	10,000	24,400
Jardine Matheson Holdings Ltd.	4,103	208,064
Link (REIT)	42,644	236,730
MTR Corp. Ltd.	26,348	121,047
New World Development Co. Ltd.	23,250	57,205
Orient Overseas International Ltd.	2,000	26,825
Power Assets Holdings Ltd.	23,000	120,489
Prudential PLC	46,367	654,859
Sino Biopharmaceutical Ltd.	166,250	72,347
Sino Land Ltd.	56,522	69,462
Sun Hung Kai Properties Ltd.	25,500	321,191
Swire Pacific Ltd. (A Shares)	7,500	57,475
Swire Properties Ltd.	17,000	41,784
Techtronic Industries Co. Ltd.	31,000	336,862
WH Group Ltd. (c)	130,000	69,235
Wharf Real Estate Investment Co. Ltd.	26,000	129,900
Xinyi Glass Holdings Ltd.	43,000	66,947
TOTAL HONG KONG		6,504,206
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	8,545	74,790
OTP Bank PLC	3,717	132,069
Richter Gedeon PLC	2,196	54,162
TOTAL HUNGARY		261,021
India - 2.9%
Adani Enterprises Ltd.	4,618	134,878
Adani Ports & Special Economic Zone Ltd.	12,450	112,453
Asian Paints Ltd.	7,617	312,712
Axis Bank Ltd.	38,439	463,713
Bajaj Finance Ltd.	4,497	393,784
Bajaj Finserv Ltd.	6,469	120,801
Bharti Airtel Ltd.	41,445	444,466
HCL Technologies Ltd.	17,571	255,381
HDFC Bank Ltd.	69,645	1,445,000
Hindalco Industries Ltd.	24,736	127,529
Hindustan Unilever Ltd.	15,079	492,895
Housing Development Finance Corp. Ltd.	30,820	1,063,056
ICICI Bank Ltd.	87,196	998,078
IndusInd Bank Ltd.	9,694	163,021
Infosys Ltd.	60,826	990,501
ITC Ltd.	50,182	276,641
Kotak Mahindra Bank Ltd.	18,446	415,926
Larsen & Toubro Ltd.	11,617	351,189
Mahindra & Mahindra Ltd.	16,154	286,949
Maruti Suzuki India Ltd.	2,245	268,438
NTPC Ltd.	80,684	186,304
Oil & Natural Gas Corp. Ltd.	66,343	129,828
Reliance Industries Ltd.	58,236	1,814,865
State Bank of India	30,208	211,526
Tata Consultancy Services Ltd.	17,144	692,585
Tata Motors Ltd.	29,654	216,079
Tata Power Co. Ltd./The	29,033	78,702
Tata Steel Ltd.	136,555	187,054
Tech Mahindra Ltd.	10,488	145,176
Titan Co. Ltd.	7,069	263,150
Vedanta Ltd.	18,647	63,497
Wipro Ltd.	24,756	117,823
TOTAL INDIA		13,224,000
Indonesia - 0.6%
Indofood Sukses Makmur Tbk PT	76,200	37,365
PT Adaro Energy Indonesia Tbk	237,800	35,391
PT Aneka Tambang Tbk	136,500	17,810
PT Astra International Tbk	342,400	155,305
PT Bank Central Asia Tbk	937,600	575,029
PT Bank Mandiri (Persero) Tbk	757,900	263,755
PT Bank Negara Indonesia (Persero) Tbk	124,100	76,142
PT Bank Rakyat Indonesia (Persero) Tbk	1,203,651	439,443
PT Barito Pacific Tbk	438,440	21,849
PT Bukit Asam Tbk	62,400	11,137
PT Bumi Resources Minerals Tbk (a)	1,304,800	11,850
PT Bumi Resources Tbk (a)	2,743,700	21,214
PT Chandra Asri Petrochemical Tbk	391,900	55,085
PT Charoen Pokphand Indonesia Tbk	123,900	43,551
PT Elang Mahkota Teknologi Tbk	637,200	30,373
PT GoTo Gojek Tokopedia Tbk (a)	15,426,200	113,841
PT Indah Kiat Pulp & Paper Tbk	41,300	23,476
PT Indo Tambangraya Megah Tbk	6,400	10,304
PT Indocement Tunggal Prakarsa Tbk	29,000	19,249
PT Indofood CBP Sukses Makmur Tbk	39,200	29,674
PT Kalbe Farma Tbk	333,800	45,681
PT Merdeka Copper Gold Tbk (a)	230,088	47,101
PT Mitra Keluarga Karyasehat Tbk	86,600	15,530
PT Perusahaan Gas Negara Tbk Series B	166,000	14,532
PT Sarana Menara Nusantara Tbk	327,800	23,232
PT Semen Indonesia (Persero) Tbk	53,591	21,825
PT Sumber Alfaria Trijaya Tbk	320,800	55,278
PT Telkom Indonesia Persero Tbk	805,000	215,356
PT United Tractors Tbk	25,600	39,703
PT Vale Indonesia Tbk	33,500	14,138
TOTAL INDONESIA		2,484,219
Ireland - 0.4%
Bank of Ireland Group PLC	16,959	161,702
CRH PLC	12,562	693,012
Kerry Group PLC Class A	2,627	256,215
Kingspan Group PLC (Ireland)	2,604	173,046
Ryanair Holdings PLC sponsored ADR (a)	1,602	177,181
Smurfit Kappa Group PLC	4,397	146,483
TOTAL IRELAND		1,607,639
Israel - 0.5%
Airport City Ltd. (a)	1,037	13,631
Alony Hetz Properties & Investments Ltd.	2,514	19,575
Amot Investments Ltd.	3,957	20,743
Azrieli Group	642	36,028
Bank Hapoalim BM (Reg.)	20,850	170,895
Bank Leumi le-Israel BM	26,152	194,667
Bezeq The Israel Telecommunication Corp. Ltd.	35,047	42,796
Big Shopping Centers Ltd. (a)	190	17,085
Check Point Software Technologies Ltd. (a)	1,711	214,936
Clal Insurance Enterprises Holdings Ltd. (a)	940	14,603
Delek Group Ltd.	143	16,246
Elbit Systems Ltd. (Israel)	413	86,021
Electra Israel Ltd.	32	13,199
Enlight Renewable Energy Ltd. (a)	1,767	31,059
First International Bank of Israel	902	35,092
Global-e Online Ltd. (a)	1,523	62,352
Harel Insurance Investments and Financial Services Ltd.	1,830	14,239
Icl Group Ltd.	12,452	67,526
Isracard Ltd.	3,218	13,422
Israel Corp. Ltd. (Class A)	79	20,698
Israel Discount Bank Ltd. (Class A)	21,021	104,354
JFrog Ltd. (a)	1,265	35,041
Kornit Digital Ltd. (a)	800	23,496
Melisron Ltd.	406	26,289
Mivne Real Estate KD Ltd.	10,624	25,857
Mizrahi Tefahot Bank Ltd.	2,545	84,662
NICE Ltd. (a)	1,067	217,920
Nova Ltd. (a)	483	54,627
OPC Energy Ltd. (a)	1,479	9,744
Paz Oil Co. Ltd. (a)	160	17,181
Perion Network Ltd. (a)(b)	717	21,990
Plus500 Ltd.	1,716	31,927
Radware Ltd. (a)	626	12,138
Reit 1 Ltd.	3,079	13,499
Shapir Engineering and Industry Ltd.	2,295	15,808
Shufersal Ltd. (a)	4,743	24,761
Strauss Group Ltd. (a)	804	18,099
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	18,750	141,188
The Phoenix Holdings Ltd.	2,947	29,617
Tower Semiconductor Ltd. (a)	1,839	67,824
Wix.com Ltd. (a)	970	75,893
ZIM Integrated Shipping Services Ltd. (b)	1,292	16,008
TOTAL ISRAEL		2,172,736
Italy - 1.4%
A2A SpA	26,618	48,593
Amplifon SpA	1,559	57,143
Assicurazioni Generali SpA	20,316	412,783
Azimut Holding SpA	1,839	39,643
Banco BPM SpA	25,580	118,630
Brunello Cucinelli SpA	564	49,604
Davide Campari Milano NV	9,004	124,681
DiaSorin SpA	446	46,429
Enel SpA	130,349	878,868
Eni SpA	42,173	607,139
Ferrari NV (Italy)	2,156	704,612
FinecoBank SpA	10,256	137,821
Hera SpA	13,496	40,086
Infrastrutture Wireless Italiane SpA (c)	5,987	78,919
Interpump Group SpA	1,374	76,285
Intesa Sanpaolo SpA	287,992	755,043
Italgas SpA	8,192	48,495
Leonardo SpA	6,753	76,599
Mediobanca SpA	10,704	128,015
Moncler SpA	3,513	242,807
Nexi SpA (a)(c)	14,342	112,398
Poste Italiane SpA (c)	7,834	84,767
Prada SpA	8,500	56,949
Prysmian SpA	4,515	188,597
Recordati SpA	1,674	79,917
Reply SpA	381	43,279
Snam SpA	34,580	180,631
Telecom Italia SpA (a)	173,933	48,929
Telecom Italia SpA (Risparmio Shares) (a)	93,781	25,543
Terna - Rete Elettrica Nazionale	23,790	202,641
UniCredit SpA	32,615	758,415
Unipol Gruppo SpA	7,168	38,256
TOTAL ITALY		6,492,517
Japan - 16.1%
Activia Properties, Inc.	12	33,473
Adeka Corp.	1,700	32,228
Advance Residence Investment Corp.	23	54,832
Advantest Corp.	3,100	417,520
AEON Co. Ltd.	14,700	301,005
AGC, Inc. (b)	3,900	140,306
Aica Kogyo Co. Ltd.	1,100	24,067
Air Water, Inc.	3,900	53,880
Aisin Seiki Co. Ltd.	3,100	95,109
Ajinomoto Co., Inc.	9,100	362,515
Alfresa Holdings Corp.	3,300	49,262
Alps Alpine Co. Ltd.	3,300	28,974
Amada Co. Ltd.	6,100	60,182
Ana Holdings, Inc. (a)	2,800	66,697
Aozora Bank Ltd.	1,900	35,328
Asahi Group Holdings	8,600	333,679
ASAHI INTECC Co. Ltd.	4,000	77,924
Asahi Kasei Corp.	23,500	159,120
Asics Corp.	3,200	98,044
Astellas Pharma, Inc.	30,900	460,178
Azbil Corp.	2,200	69,082
Bandai Namco Holdings, Inc.	11,200	259,362
Bank of Kyoto Ltd.	1,300	64,705
BayCurrent Consulting, Inc.	2,300	85,564
Bic Camera, Inc.	2,900	21,464
Biprogy, Inc.	1,300	31,830
Bridgestone Corp. (b)	10,400	427,250
Brother Industries Ltd.	4,300	62,565
Calbee, Inc.	1,800	34,018
Canon, Inc. (b)	17,500	460,016
Capcom Co. Ltd.	2,900	114,457
Casio Computer Co. Ltd.	3,900	32,143
Central Japan Railway Co.	3,500	438,520
Chiba Bank Ltd.	12,200	73,983
Chubu Electric Power Co., Inc.	12,700	154,934
Chugai Pharmaceutical Co. Ltd.	10,800	307,573
Chugoku Electric Power Co., Inc.	5,700	38,519
Coca-Cola West Co. Ltd.	2,600	27,460
COMSYS Holdings Corp.	2,000	39,614
Concordia Financial Group Ltd.	20,100	78,588
Cosmo Energy Holdings Co. Ltd.	1,400	38,130
Cosmos Pharmaceutical Corp.	400	40,389
Credit Saison Co. Ltd.	2,700	41,522
CyberAgent, Inc.	7,000	51,172
Dai Nippon Printing Co. Ltd.	4,600	130,666
Dai-ichi Mutual Life Insurance Co.	17,400	330,946
Daicel Chemical Industries Ltd.	4,800	42,779
Daifuku Co. Ltd.	6,400	130,510
Daiichi Sankyo Kabushiki Kaisha	32,800	1,042,196
Daikin Industries Ltd.	4,900	1,004,036
Daito Trust Construction Co. Ltd.	1,200	121,293
Daiwa House Industry Co. Ltd.	11,300	298,568
Daiwa House REIT Investment Corp.	36	68,909
Daiwa Office Investment Corp.	5	21,692
Daiwa Securities Group, Inc.	25,200	129,856
Denka Co. Ltd.	1,500	28,343
DENSO Corp.	8,500	573,343
Dentsu Group, Inc.	3,800	124,971
Dic Corp.	1,400	25,473
Disco Corp.	1,543	244,636
Dowa Holdings Co. Ltd.	1,000	31,754
East Japan Railway Co.	6,400	354,902
Ebara Corp.	1,400	67,170
Eisai Co. Ltd.	5,000	338,870
Electric Power Development Co. Ltd.	2,996	43,997
ENEOS Holdings, Inc.	54,600	187,672
Exeo Group, Inc.	1,800	36,039
Ezaki Glico Co. Ltd.	900	23,502
Fancl Corp.	1,300	21,622
FANUC Corp.	16,200	568,712
Fast Retailing Co. Ltd.	3,200	820,719
Food & Life Companies Ltd.	1,900	36,882
Frontier Real Estate Investment Corp.	9	29,190
Fuji Electric Co. Ltd.	2,500	110,063
FUJIFILM Holdings Corp.	6,800	405,166
Fujitsu Ltd.	3,000	388,449
Fukuoka Financial Group, Inc.	3,200	66,139
GLP J-REIT	79	77,798
GMO Payment Gateway, Inc.	800	62,095
GOLDWIN, Inc.	600	50,729
Hakuhodo DY Holdings, Inc.	5,100	53,441
Hamamatsu Photonics K.K.	2,500	121,730
Hankyu Hanshin Holdings, Inc.	4,100	135,109
Harmonic Drive Systems, Inc.	900	28,754
Haseko Corp.	3,900	48,058
Hikari Tsushin, Inc.	300	42,829
Hirose Electric Co. Ltd.	500	66,097
Hisamitsu Pharmaceutical Co., Inc.	1,300	33,965
Hitachi Construction Machinery Co. Ltd.	1,800	50,612
Hitachi Ltd.	15,800	982,389
Honda Motor Co. Ltd.	28,700	869,434
Horiba Ltd.	700	39,930
Hoshizaki Corp.	2,000	71,465
House Foods Group, Inc.	1,300	28,875
Hoya Corp.	6,000	717,998
Hulic Co. Ltd.	10,300	87,871
Ibiden Co. Ltd.	2,400	134,724
Idemitsu Kosan Co. Ltd.	3,887	77,993
IHI Corp.	2,600	70,518
Iida Group Holdings Co. Ltd.	3,000	50,438
Industrial & Infrastructure Fund Investment Corp.	35	36,772
INPEX Corp.	17,800	195,559
Internet Initiative Japan, Inc.	2,200	41,173
Invincible Investment Corp.	104	41,227
Isetan Mitsukoshi Holdings Ltd.	6,600	67,097
Isuzu Motors Ltd.	10,400	126,165
ITO EN Ltd.	1,100	30,257
Itochu Corp.	24,900	989,067
ITOCHU Techno-Solutions Corp.	1,600	40,317
Iwatani Corp.	900	47,428
J. Front Retailing Co. Ltd.	4,500	43,161
Japan Airlines Co. Ltd.	2,500	54,209
Japan Airport Terminal Co. Ltd.	1,600	72,075
Japan Exchange Group, Inc.	8,900	155,737
Japan Hotel REIT Investment Corp.	76	38,712
Japan Logistics Fund, Inc.	16	34,651
Japan Post Bank Co. Ltd.	23,400	182,277
Japan Post Holdings Co. Ltd.	40,700	292,521
Japan Post Insurance Co. Ltd.	3,400	51,049
Japan Prime Realty Investment Corp.	17	41,058
Japan Real Estate Investment Corp.	24	91,147
Japan Retail Fund Investment Corp.	117	78,084
Japan Steel Works Ltd.	1,200	25,756
Japan Tobacco, Inc. (b)	18,500	405,261
JEOL Ltd.	900	31,772
JFE Holdings, Inc.	9,800	140,106
JGC Holdings Corp.	4,400	57,211
JSR Corp.	3,500	99,692
JTEKT Corp.	4,300	39,186
K's Holdings Corp.	3,000	26,103
Kadokawa Corp.	2,000	47,680
Kagome Co. Ltd.	1,400	30,533
Kajima Corp.	8,000	120,789
Kakaku.com, Inc.	2,000	28,594
Kamigumi Co. Ltd.	1,700	38,407
Kaneka Corp.	1,200	33,440
Kansai Electric Power Co., Inc.	14,000	175,650
Kansai Paint Co. Ltd.	4,400	64,478
Kao Corp.	7,900	286,690
Kawasaki Heavy Industries Ltd.	2,800	71,687
Kawasaki Kisen Kaisha Ltd.	3,900	95,628
KDDI Corp.	26,400	815,314
Keihan Electric Railway Co., Ltd.	1,800	47,303
Keikyu Corp.	4,700	41,432
Keio Corp.	2,100	66,059
Keisei Electric Railway Co.	2,900	120,203
Kenedix Office Investment Corp.	14	33,619
Kewpie Corp.	1,900	31,023
Keyence Corp.	3,400	1,615,533
Kikkoman Corp.	3,300	188,459
Kinden Corp.	2,100	28,314
Kintetsu Group Holdings Co. Ltd.	3,200	110,529
Kirin Holdings Co. Ltd. (b)	14,100	205,898
Kobayashi Pharmaceutical Co. Ltd.	900	48,781
Kobe Bussan Co. Ltd.	2,400	61,973
Kobe Steel Ltd.	6,700	61,714
Koei Tecmo Holdings Co. Ltd.	2,500	43,063
Koito Manufacturing Co. Ltd.	4,300	77,257
Kokuyo Co. Ltd.	1,700	23,274
Komatsu Ltd.	16,400	443,587
Konami Group Corp.	1,800	94,394
Konica Minolta, Inc.	8,100	28,128
Kose Corp.	600	57,341
Kubota Corp.	19,100	279,603
Kuraray Co. Ltd.	6,000	58,415
Kurita Water Industries Ltd.	1,800	68,535
Kyocera Corp.	5,900	320,736
Kyowa Hakko Kirin Co., Ltd.	4,200	77,848
Kyushu Electric Power Co., Inc.	8,000	51,034
Kyushu Financial Group, Inc.	6,900	29,007
Kyushu Railway Co.	2,700	57,950
LaSalle Logiport REIT	29	30,368
Lasertec Corp.	1,300	196,452
Lawson, Inc.	900	39,837
Lion Corp.	5,000	46,519
LIXIL Group Corp.	4,800	60,676
M3, Inc.	7,100	154,813
Mabuchi Motor Co. Ltd.	900	24,999
Makita Corp.	4,700	131,461
Marubeni Corp.	28,900	492,572
Marui Group Co. Ltd.	3,499	61,153
Maruichi Steel Tube Ltd.	1,300	29,686
MatsukiyoCocokara & Co.	2,400	134,341
Mazda Motor Corp.	10,200	98,575
McDonald's Holdings Co. (Japan) Ltd.	1,500	58,318
Mebuki Financial Group, Inc.	18,500	43,796
Medipal Holdings Corp.	3,600	58,655
Meiji Holdings Co. Ltd.	4,700	104,955
Mercari, Inc. (a)	1,900	44,230
Minebea Mitsumi, Inc.	6,900	130,870
Misumi Group, Inc.	4,800	95,438
Mitsubishi Chemical Holdings Corp.	24,300	146,156
Mitsubishi Corp.	24,900	1,203,838
Mitsubishi Electric Corp.	36,200	511,754
Mitsubishi Estate Co. Ltd.	21,300	253,051
Mitsubishi Gas Chemical Co., Inc.	3,500	50,707
Mitsubishi Heavy Industries Ltd.	5,700	266,220
Mitsubishi Logistics Corp.	1,200	29,654
Mitsubishi Materials Corp.	2,300	41,408
Mitsubishi Motors Corp. of Japan	11,700	40,912
Mitsubishi UFJ Financial Group, Inc.	206,100	1,519,178
Mitsubishi UFJ Lease & Finance Co. Ltd.	13,500	79,946
Mitsui & Co. Ltd.	26,800	1,014,322
Mitsui Chemicals, Inc.	3,200	94,322
Mitsui Fudosan Co. Ltd.	16,100	320,896
Mitsui Fudosan Logistics Park, Inc.	9	31,186
Mitsui High-Tec, Inc.	400	27,083
Mitsui OSK Lines Ltd.	6,000	144,355
Miura Co. Ltd.	1,900	49,246
Mizuho Financial Group, Inc.	42,830	654,677
MonotaRO Co. Ltd.	4,100	51,799
Mori Hills REIT Investment Corp.	28	28,603
Morinaga & Co. Ltd.	800	24,977
MS&AD Insurance Group Holdings, Inc.	7,500	265,592
Murata Manufacturing Co. Ltd.	10,800	620,362
Nabtesco Corp.	2,000	43,785
Nagase & Co. Ltd.	2,100	34,776
Nagoya Railroad Co. Ltd.	3,400	54,477
Nankai Electric Railway Co. Ltd.	1,900	42,399
NEC Corp.	4,600	223,158
Net One Systems Co. Ltd.	1,400	30,553
Nexon Co. Ltd.	7,800	149,578
NGK Insulators Ltd.	4,700	56,153
NH Foods Ltd.	1,690	45,754
NHK Spring Co. Ltd.	3,500	25,432
Nichirei Corp.	2,200	47,046
Nidec Corp.	9,000	495,949
Nifco, Inc.	1,500	44,274
Nihon Kohden Corp.	1,400	37,276
Nihon M&A Center Holdings, Inc.	5,100	38,826
Nikon Corp.	5,900	76,599
Nintendo Co. Ltd.	19,500	888,972
Nippon Accommodations Fund, Inc.	9	40,480
Nippon Building Fund, Inc.	29	113,753
Nippon Express Holdings, Inc.	1,400	78,972
Nippon Kayaku Co. Ltd.	3,000	25,531
Nippon Paint Holdings Co. Ltd.	18,000	147,573
Nippon Sanso Holdings Corp.	3,600	77,641
Nippon Shinyaku Co. Ltd.	1,000	40,708
Nippon Shokubai Co. Ltd.	600	22,329
Nippon Steel & Sumitomo Metal Corp.	16,000	334,868
Nippon Telegraph & Telephone Corp.	505,000	597,570
Nippon Yusen KK	8,500	188,774
Nishi-Nippon Railroad Co. Ltd.	1,500	25,411
Nissan Chemical Corp.	2,400	103,487
Nissan Motor Co. Ltd.	40,000	164,165
Nisshin Seifun Group, Inc.	4,400	54,388
Nissin Food Holdings Co. Ltd.	1,400	115,555
Niterra Co. Ltd.	2,900	57,942
Nitori Holdings Co. Ltd.	1,500	167,417
Nitto Denko Corp.	2,500	185,564
NOF Corp.	1,400	59,796
Nomura Holdings, Inc.	50,700	193,295
Nomura Real Estate Holdings, Inc.	2,000	47,320
Nomura Real Estate Master Fund, Inc.	79	90,938
Nomura Research Institute Ltd.	7,400	204,443
NSK Ltd.	8,300	53,122
NTT Data Corp.	10,800	151,426
Obayashi Corp.	12,100	104,645
OBIC Co. Ltd.	1,100	175,640
Odakyu Electric Railway Co. Ltd.	6,000	80,398
Oji Holdings Corp.	17,400	65,060
Olympus Corp.	21,700	343,410
OMRON Corp.	3,500	214,906
Ono Pharmaceutical Co. Ltd.	8,000	144,347
Open House Group Co. Ltd.	1,200	42,970
Oracle Corp. Japan	700	51,859
Oriental Land Co. Ltd.	19,600	764,125
ORIX Corp.	19,800	361,077
ORIX JREIT, Inc.	46	56,554
Osaka Gas Co. Ltd.	7,000	107,295
Otsuka Corp.	2,000	77,439
Otsuka Holdings Co. Ltd.	9,400	344,808
Pan Pacific International Holdings Ltd.	9,000	160,484
Panasonic Holdings Corp.	39,300	481,894
Park24 Co. Ltd. (a)	2,300	31,114
Penta-Ocean Construction Co. Ltd.	4,600	24,614
PeptiDream, Inc. (a)	1,600	23,729
Persol Holdings Co. Ltd.	3,100	55,621
Pigeon Corp.	2,000	27,506
Rakuten Group, Inc.	15,400	53,662
Recruit Holdings Co. Ltd.	28,600	912,779
Relo Group, Inc.	2,000	27,097
Renesas Electronics Corp. (a)	23,700	447,274
Rengo Co. Ltd.	4,400	27,014
Resona Holdings, Inc.	40,100	191,998
Resonac Holdings Corp.	3,200	51,988
Ricoh Co. Ltd.	10,100	86,071
Rinnai Corp.	2,000	43,397
ROHM Co. Ltd.	1,500	140,545
Rohto Pharmaceutical Co. Ltd.	3,700	83,105
Ryohin Keikaku Co. Ltd.	4,800	47,320
Sankyu, Inc.	1,000	32,905
Sanrio Co. Ltd.	1,100	47,013
Santen Pharmaceutical Co. Ltd.	6,500	55,205
Sanwa Holdings Corp.	3,900	50,421
Sapporo Holdings Ltd.	1,300	33,476
SBI Holdings, Inc. Japan	4,600	88,257
Screen Holdings Co. Ltd.	800	91,119
SCSK Corp.	2,700	42,279
Secom Co. Ltd.	3,600	243,643
Sega Sammy Holdings, Inc.	2,700	57,482
Seibu Holdings, Inc.	4,600	47,245
Seiko Epson Corp.	5,300	82,745
Seino Holdings Co. Ltd.	2,800	39,683
Sekisui Chemical Co. Ltd.	7,200	103,388
Sekisui House (REIT), Inc.	75	43,609
Sekisui House Ltd.	11,500	232,295
Seven & i Holdings Co. Ltd.	13,500	583,229
Seven Bank Ltd.	11,700	22,955
SG Holdings Co. Ltd.	8,200	116,355
Sharp Corp.	3,700	20,748
SHIFT, Inc. (a)	200	36,308
Shimadzu Corp.	4,600	141,161
Shimamura Co. Ltd.	400	37,756
SHIMANO, Inc.	1,400	234,370
SHIMIZU Corp.	11,400	72,178
Shin-Etsu Chemical Co. Ltd.	34,100	1,139,552
Shinko Electric Industries Co. Ltd.	1,100	44,611
Shionogi & Co. Ltd.	4,700	198,243
Ship Healthcare Holdings, Inc.	1,300	21,442
Shiseido Co. Ltd.	6,700	303,709
Shizuoka Financial Group	9,400	67,911
SHO-BOND Holdings Co. Ltd.	800	31,691
Skylark Holdings Co. Ltd. (a)	3,900	48,664
SMC Corp.	1,080	600,223
SoftBank Corp.	46,900	501,141
SoftBank Group Corp.	20,000	943,192
Sohgo Security Services Co., Ltd.	7,500	42,320
Sojitz Corp.	3,480	77,013
Sompo Holdings, Inc.	5,900	264,729
Sony Group Corp.	21,300	1,922,755
Sotetsu Holdings, Inc.	1,700	29,872
Square Enix Holdings Co. Ltd.	1,700	78,794
Stanley Electric Co. Ltd.	2,500	50,262
Subaru Corp.	10,300	193,988
Sugi Holdings Co. Ltd.	600	26,695
Sumco Corp.	5,600	79,448
Sumitomo Chemical Co. Ltd.	28,100	85,407
Sumitomo Corp.	21,100	447,636
Sumitomo Electric Industries Ltd.	13,400	164,179
Sumitomo Forestry Co. Ltd.	3,200	77,242
Sumitomo Heavy Industries Ltd.	2,100	50,298
Sumitomo Metal Mining Co. Ltd.	4,600	148,498
Sumitomo Mitsui Financial Group, Inc.	23,200	994,339
Sumitomo Mitsui Trust Holdings, Inc.	6,200	219,949
Sumitomo Realty & Development Co. Ltd.	8,000	198,248
Sumitomo Rubber Industries Ltd.	3,300	31,881
Sundrug Co. Ltd.	1,100	32,536
Suntory Beverage & Food Ltd.	2,200	79,465
Suzuken Co. Ltd.	1,300	35,253
Suzuki Motor Corp.	8,300	300,981
Sysmex Corp.	2,900	196,998
T&D Holdings, Inc.	10,000	146,658
Taiheiyo Cement Corp.	2,000	39,541
Taisei Corp.	3,400	118,790
Taisho Pharmaceutical Holdings Co. Ltd.	1,000	37,534
Taiyo Yuden Co. Ltd.	2,200	62,978
Takara Holdings, Inc.	3,500	28,495
Takashimaya Co. Ltd.	2,700	37,743
Takeda Pharmaceutical Co. Ltd.	26,638	837,034
TDK Corp.	6,584	256,808
TechnoPro Holdings, Inc.	1,800	39,158
Teijin Ltd.	3,200	32,102
Terumo Corp.	12,570	400,350
The Hachijuni Bank Ltd.	8,500	36,782
THK Co. Ltd.	2,000	40,819
TIS, Inc.	3,800	94,569
Tobu Railway Co. Ltd.	3,500	93,846
Toho Co. Ltd.	2,100	79,988
Toho Gas Co. Ltd.	1,600	27,638
Tohoku Electric Power Co., Inc.	8,630	53,241
Tokai Carbon Co. Ltd.	3,700	34,058
Tokio Marine Holdings, Inc.	34,400	793,043
Tokyo Century Corp.	800	28,697
Tokyo Electric Power Co., Inc. (a)	13,600	49,882
Tokyo Electron Ltd.	7,900	1,137,825
Tokyo Gas Co. Ltd.	6,800	148,360
Tokyo Ohka Kogyo Co. Ltd.	700	42,550
Tokyo Tatemono Co. Ltd.	3,600	46,359
Tokyu Corp.	10,600	127,845
Tokyu Fudosan Holdings Corp.	10,200	58,464
Toppan, Inc.	5,900	127,509
Toray Industries, Inc.	27,600	153,881
Toshiba Corp.	7,300	228,519
Tosoh Corp.	5,500	65,055
Toto Ltd.	2,700	81,638
Toyo Seikan Group Holdings Ltd.	2,700	39,613
Toyo Suisan Kaisha Ltd.	1,700	76,615
Toyo Tire Corp.	2,200	29,037
Toyota Industries Corp.	3,500	248,744
Toyota Motor Corp.	211,900	3,405,676
Toyota Tsusho Corp.	4,000	199,904
Trend Micro, Inc.	2,500	121,016
Tsumura & Co.	1,100	20,297
Tsuruha Holdings, Inc.	700	51,932
Ube Corp.	1,600	27,508
Ulvac, Inc.	800	33,775
Unicharm Corp.	7,500	278,887
United Urban Investment Corp.	52	52,398
Ushio, Inc.	1,900	25,519
USS Co. Ltd.	3,700	60,976
Welcia Holdings Co. Ltd.	1,700	35,291
West Japan Railway Co.	4,100	170,527
Yakult Honsha Co. Ltd.	2,700	170,370
Yamada Holdings Co. Ltd.	12,800	37,647
Yamaguchi Financial Group, Inc.	4,200	28,129
Yamaha Corp.	2,900	111,710
Yamaha Motor Co. Ltd.	5,900	169,614
Yamato Holdings Co. Ltd.	5,600	101,505
Yamazaki Baking Co. Ltd.	2,900	39,211
Yaskawa Electric Corp.	4,500	207,464
Yokogawa Electric Corp.	4,000	74,045
Yokohama Rubber Co. Ltd.	2,200	48,333
Z Holdings Corp.	44,700	107,731
Zenkoku Hosho Co. Ltd.	900	31,174
Zensho Holdings Co. Ltd.	1,500	66,541
Zeon Corp.	3,200	30,815
ZOZO, Inc.	1,900	39,121
TOTAL JAPAN		72,434,884
Jordan - 0.0%
Hikma Pharmaceuticals PLC	2,960	71,068
Korea (South) - 3.5%
Advanced Nano Products Co. Ltd.	125	11,812
AfreecaTV Co. Ltd.	138	7,726
Alteogen, Inc.	612	20,136
AMOREPACIFIC Corp.	510	37,964
AMOREPACIFIC Group, Inc.	464	9,300
BGF Retail Co. Ltd.	143	18,997
Bioneer Corp. (a)	352	13,075
BNK Financial Group, Inc.	5,457	28,807
Celltrion Healthcare Co. Ltd.	1,810	90,625
Celltrion Pharm, Inc.	272	15,866
Celltrion, Inc.	1,813	211,627
Cheil Worldwide, Inc.	1,164	16,071
Chunbo Co. Ltd.	74	10,902
CJ CheilJedang Corp.	144	29,510
CJ Corp.	239	12,402
CJ ENM Co. Ltd. (a)	176	8,408
CJ Logistics Corp.	143	8,323
Cosmax, Inc. (a)	133	9,419
Cosmo AM&T Co. Ltd. (a)	374	53,419
Cosmochemical Co. Ltd.	411	14,747
Coupang, Inc. Class A (a)	17,247	300,098
Coway Co. Ltd.	984	32,884
CS Wind Corp.	485	31,947
Daeduck Electronics Co. Ltd.	548	13,522
Daejoo Electronic Materials Co. Ltd.	214	15,785
Daewoo Engineering & Construction Co. Ltd. (a)	3,273	10,151
DB HiTek Co. Ltd.	630	30,375
Db Insurance Co. Ltd.	836	47,486
Delivery Hero AG (a)(c)	3,256	143,557
DGB Financial Group Co. Ltd.	2,718	15,041
DL E&C Co. Ltd.	479	12,701
Dongjin Semichem Co. Ltd.	561	18,079
Dongkuk CM Co. Ltd.	326	2,745
Dongkuk Steel Mill Co. Ltd.	174	2,311
Dongkuk Steel Mill Co. Ltd.	542	4,478
Doosan Bobcat, Inc.	843	37,684
Doosan Co. Ltd.	196	13,548
Doosan Fuel Cell Co. Ltd. (a)	657	14,410
Doosan Heavy Industries & Construction Co. Ltd. (a)	6,792	93,854
Douzone Bizon Co. Ltd.	452	10,663
E-Mart, Inc.	349	20,436
Ecopro BM Co. Ltd.	908	172,738
Ecopro Co. Ltd.	315	181,963
EO Technics Co. Ltd.	143	12,253
F&F Co. Ltd.	307	27,985
Fila Holdings Corp.	748	22,782
Foosung Co. Ltd.	878	8,533
Green Cross Corp.	94	8,222
GS Engineering & Construction Corp.	1,265	18,017
GS Holdings Corp.	1,583	44,125
GS Retail Co. Ltd.	706	12,301
Hana Financial Group, Inc.	5,019	149,839
Hana Tour Service, Inc. (a)	206	8,012
HanAll BioPharma Co. Ltd. (a)	579	9,168
Hanjin Kal Corp.	347	12,380
Hankook Tire Co. Ltd.	1,336	35,053
Hanmi Pharm Co. Ltd.	103	24,202
Hanmi Science Co. Ltd.	506	12,778
Hanmi Semiconductor Co. Ltd.	876	20,216
Hanon Systems	2,604	18,158
Hansol Chemical Co. Ltd.	174	31,886
Hanwha Aerospace Co. Ltd.	570	55,208
Hanwha Corp.	711	16,232
Hanwha Life Insurance Co. Ltd. (a)	4,646	9,127
Hanwha Ocean Co. Ltd. (a)	620	17,834
Hanwha Solutions Corp. (a)	1,837	59,243
Hanwha Systems Co. Ltd.	1,214	13,509
HD Hyundai Co. Ltd.	830	37,884
HD Hyundai Heavy Industries Co. Ltd. (a)	342	34,373
Hd Hyundai Infracore Co. Ltd.	1,906	17,381
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	778	69,165
Hite Jinro Co. Ltd.	551	9,059
HL Mando Co. Ltd.	529	21,763
HLB, Inc.	1,886	46,828
HMM Co. Ltd.	6,103	87,761
Hotel Shilla Co.	559	31,285
HUGEL, Inc. (a)	100	8,391
HYBE Co. Ltd. (a)	308	66,429
Hyosung Advanced Materials Co.	40	14,048
Hyosung TNC Co. Ltd.	40	11,619
Hyundai Bioscience Co. Ltd. (a)	563	11,406
Hyundai Department Store Co. Ltd.	222	8,324
Hyundai Elevator Co. Ltd.	400	12,260
Hyundai Engineering & Construction Co. Ltd.	1,250	36,338
Hyundai Fire & Marine Insurance Co. Ltd.	877	20,694
Hyundai Glovis Co. Ltd.	381	57,365
Hyundai Mipo Dockyard Co. Ltd. (a)	370	23,700
Hyundai Mobis	1,119	198,128
Hyundai Motor Co. Ltd.	2,358	370,923
Hyundai Rotem Co. Ltd. (a)	1,253	34,890
Hyundai Steel Co.	1,464	37,728
Hyundai Wia Corp.	266	13,587
Industrial Bank of Korea	5,086	40,011
JB Financial Group Co. Ltd.	1,709	11,000
JYP Entertainment Corp.	471	47,011
Kakao Corp.	5,266	197,803
Kakao Games Corp. (a)	954	24,009
Kakao Pay Corp. (a)	385	13,844
KakaoBank Corp.	5,265	95,721
Kangwon Land, Inc.	1,824	24,156
KB Financial Group, Inc.	6,508	236,220
KCC Corp.	70	10,492
KEPCO E&C	209	11,074
KEPCO Plant Service & Engineering Co. Ltd.	361	9,171
Kia Corp.	4,523	304,692
Kiwoom Securities Co. Ltd.	246	16,624
Koh Young Technology, Inc.	728	8,575
Kolon Industries, Inc.	261	9,948
Korea Aerospace Industries Ltd.	1,220	49,551
Korea Electric Power Corp. (a)	4,371	68,413
Korea Gas Corp. (a)	570	11,139
Korea Investment Holdings Co. Ltd.	664	26,190
Korea Petro Chemical Industries Co. Ltd.	72	7,674
Korea Zinc Co. Ltd.	225	83,578
Korean Air Lines Co. Ltd.	3,354	62,224
Korean Reinsurance Co.	1,484	7,901
KRAFTON, Inc. (a)	609	90,704
KT&G Corp.	1,871	117,537
Kum Yang Co. Ltd. (a)	578	23,546
Kumho Petro Chemical Co. Ltd.	307	31,045
L&F Co. Ltd.	388	72,217
Leeno Industrial, Inc.	140	15,732
LegoChem Biosciences, Inc. (a)	378	10,537
LG Chemical Ltd.	795	404,729
LG Corp.	2,240	150,224
LG Display Co. Ltd. (a)	3,789	45,542
LG Electronics, Inc.	1,828	176,940
LG Energy Solution (a)	712	300,192
LG H & H Co. Ltd.	155	54,170
LG Innotek Co. Ltd.	238	56,383
LG Uplus Corp.	3,898	31,807
Lotte Chemical Corp.	329	38,723
Lotte Confectionery Co. Ltd.	630	11,988
Lotte Energy Materials Corp.	347	12,793
Lotte Fine Chemical Co. Ltd.	257	13,584
Lotte Shopping Co. Ltd.	228	11,899
LS Corp.	481	34,094
LS Electric Co. Ltd.	255	15,423
LX International Corp.	424	11,666
Lx Semicon Co. Ltd.	175	15,233
Medytox, Inc.	71	12,743
Meritz Financial Holdings Co.	1,833	58,121
Mirae Asset Securities Co. Ltd.	4,551	25,102
Naturecell Co. Ltd. (a)	795	5,005
NAVER Corp.	2,518	352,503
NCSOFT Corp.	278	62,608
Netmarble Corp. (a)(c)	490	18,403
NH Investment & Securities Co. Ltd.	2,289	16,651
NongShim Co. Ltd.	65	19,629
Oci Co. Ltd.	100	9,315
Oci Holdings Co. Ltd.	222	19,189
Orion Corp./Republic of Korea	423	38,580
Pan Ocean Co., Ltd. (Korea)	4,481	17,714
Paradise Co. Ltd. (a)	825	8,882
Pearl Abyss Corp. (a)	729	29,335
People & Technology, Inc.	307	12,685
POSCO	1,242	367,595
POSCO Chemtech Co. Ltd.	523	141,111
Posco International Corp.	820	24,960
S-Oil Corp.	741	37,653
S.M. Entertainment Co. Ltd.	195	15,878
S1 Corp.	287	11,647
Sam Chun Dang Pharm Co. Ltd. (a)	223	9,336
Samsung Biologics Co. Ltd. (a)(c)	335	189,681
Samsung C&T Corp.	1,551	124,838
Samsung Card Co. Ltd.	532	11,989
Samsung Electro-Mechanics Co. Ltd.	942	104,006
Samsung Electronics Co. Ltd.	86,685	4,773,450
Samsung Engineering Co. Ltd. (a)	2,405	51,868
Samsung Fire & Marine Insurance Co. Ltd.	546	95,286
Samsung Heavy Industries Co. Ltd. (a)	12,603	64,128
Samsung Life Insurance Co. Ltd.	1,572	80,403
Samsung SDI Co. Ltd.	929	474,408
Samsung SDS Co. Ltd.	728	68,246
Samsung Securities Co. Ltd.	1,018	27,943
SD Biosensor, Inc.	755	7,030
Seegene, Inc.	688	10,777
Shinhan Financial Group Co. Ltd.	8,621	222,886
Shinsegae Co. Ltd.	112	15,194
SK Biopharmaceuticals Co. Ltd. (a)	453	27,917
SK Bioscience Co. Ltd. (a)	393	23,841
SK Chemicals Co. Ltd.	161	8,607
SK Hynix, Inc.	9,084	798,209
SK IE Technology Co. Ltd. (a)(c)	480	35,563
SK Innovation Co., Ltd.	877	106,329
SK Square Co. Ltd. (a)	1,697	57,323
SK, Inc.	653	74,077
SKC Co. Ltd.	328	24,468
SOLUM Co. Ltd. (a)	618	13,831
Solus Advanced Materials Co. Lt	260	7,362
Soulbrain Co. Ltd.	75	14,400
Ssangyong Cement Industrial Co. Ltd.	1,776	7,146
ST Pharm Co. Ltd.	163	9,561
Studio Dragon Corp. (a)	187	7,659
Taihan Electric Wire Co. Ltd. (a)	1,197	12,965
WeMade Entertainment Co. Ltd.	304	9,106
WONIK IPS Co. Ltd.	528	13,230
Woori Financial Group, Inc.	10,841	97,389
Youngone Corp.	349	17,139
Yuhan Corp.	849	38,975
TOTAL KOREA (SOUTH)		15,949,588
Kuwait - 0.2%
Agility Public Warehousing Co. KSC	27,034	54,798
Boubyan Bank KSC	21,039	43,810
Burgan Bank SAK	909	621
Gulf Bank	36,346	31,338
Kuwait Finance House KSCP	144,690	350,721
Mabanee Co. SAKC	10,138	27,741
Mobile Telecommunication Co.	36,141	60,911
National Bank of Kuwait	134,092	407,926
National Industries Group Holding SAK	33,152	21,896
TOTAL KUWAIT		999,762
Luxembourg - 0.1%
Aperam SA	802	25,012
ArcelorMittal SA (Netherlands)	9,629	261,944
Eurofins Scientific SA	2,188	138,860
RTL Group SA (b)	597	23,856
SES SA (France) (depositary receipt)	6,579	38,731
TOTAL LUXEMBOURG		488,403
Macau - 0.1%
Galaxy Entertainment Group Ltd. (a)	34,000	215,646
Sands China Ltd. (a)	40,400	137,657
TOTAL MACAU		353,303
Malaysia - 0.4%
AMMB Holdings Bhd	35,200	27,348
Axiata Group Bhd	80,399	45,726
CelcomDigi Bhd	57,200	50,411
CIMB Group Holdings Bhd	120,871	131,202
Dialog Group Bhd	72,900	32,246
Gamuda Bhd	37,082	34,996
Genting Bhd	34,300	29,891
Genting Malaysia Bhd	47,800	25,234
Hong Leong Bank Bhd	13,800	56,133
IHH Healthcare Bhd	52,800	66,685
Inari Amertron Bhd	38,400	22,649
IOI Corp. Bhd	53,700	42,991
Kuala Lumpur Kepong Bhd	9,644	45,469
Malayan Banking Bhd	121,358	224,515
Malaysia Airports Holdings Bhd	16,405	24,202
Maxis Bhd	37,800	33,243
MISC Bhd	23,900	36,695
MR DIY Group M Sdn Bhd (c)	47,000	16,036
Nestle (Malaysia) Bhd	1,100	30,997
Petronas Chemicals Group Bhd	47,900	61,666
Petronas Dagangan Bhd	5,700	27,219
Petronas Gas Bhd	13,400	48,136
PPB Group Bhd	12,100	40,968
Press Metal Aluminium Holdings	59,300	59,852
Public Bank Bhd	257,700	212,768
QL Resources Bhd	18,400	21,133
RHB Bank Bhd	64,243	74,814
Sime Darby Bhd	50,400	22,154
Sime Darby Plantation Bhd	55,876	49,765
Telekom Malaysia Bhd	27,639	29,114
Tenaga Nasional Bhd	47,600	92,349
Top Glove Corp. Bhd (a)	83,700	14,561
V.S. Industry Bhd warrants 6/14/24 (a)	7,320	55
TOTAL MALAYSIA		1,731,223
Malta - 0.0%
Kindred Group PLC (depository receipt)	3,916	41,700
Mexico - 0.7%
Alfa SA de CV Series A	54,400	33,847
America Movil S.A.B. de CV Series L	333,400	362,285
Arca Continental S.A.B. de CV	7,900	81,202
Banco del Bajio SA (c)	13,000	39,508
Borr Drilling Ltd. (a)	3,177	23,294
CEMEX S.A.B. de CV unit (a)	255,300	180,471
Coca-Cola FEMSA S.A.B. de CV unit	8,860	74,060
Controladora Axtel S.A.B. de CV	50,400	654
Fibra Uno Administracion SA de CV	48,600	70,982
Fomento Economico Mexicano S.A.B. de CV unit	31,000	343,251
Gruma S.A.B. de CV Series B	3,075	49,363
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	6,100	109,488
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	3,205	89,353
Grupo Aeroportuario Norte S.A.B. de CV	4,600	48,878
Grupo Bimbo S.A.B. de CV Series A	23,100	123,685
Grupo Carso SA de CV Series A1	8,300	60,292
Grupo Elektra SA de CV	930	62,870
Grupo Financiero Banorte S.A.B. de CV Series O	41,800	344,837
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	32,600	77,439
Grupo Mexico SA de CV Series B	52,500	252,762
Grupo Televisa SA de CV	43,100	44,341
Industrias Penoles SA de CV (a)	3,195	44,878
Kimberly-Clark de Mexico SA de CV Series A	23,900	53,156
Orbia Advance Corp. S.A.B. de CV	15,900	34,258
Promotora y Operadora de Infraestructura S.A.B. de CV	3,240	32,459
Ternium SA sponsored ADR	846	33,544
Wal-Mart de Mexico SA de CV Series V	85,500	338,264
TOTAL MEXICO		3,009,421
Netherlands - 3.4%
Adyen BV (a)(c)	522	903,931
Akzo Nobel NV	2,937	239,467
Argenx SE (a)	937	365,426
ASM International NV (Netherlands)	779	330,115
ASML Holding NV (Netherlands)	6,796	4,929,333
Euronext NV (c)	1,649	112,102
EXOR NV	1,947	173,535
Ferrovial SE	8,274	261,558
Heineken Holding NV	1,842	160,096
Heineken NV (Bearer)	3,975	408,776
IMCD NV	963	138,394
ING Groep NV (Certificaten Van Aandelen)	62,788	846,483
Koninklijke Ahold Delhaize NV	16,754	571,494
Koninklijke KPN NV	53,553	191,183
Koninklijke Philips Electronics NV	15,382	333,292
NN Group NV (b)	5,247	194,153
Randstad NV	2,078	109,544
Shell PLC (London)	119,947	3,578,221
Stellantis NV (Italy)	36,406	639,195
Universal Music Group NV	12,821	284,702
Wolters Kluwer NV	4,338	550,521
TOTAL NETHERLANDS		15,321,521
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	20,371	107,059
Chorus Ltd.	7,624	39,443
Contact Energy Ltd.	13,049	64,947
Fisher & Paykel Healthcare Corp.	9,735	146,587
Fletcher Building Ltd.	13,477	44,921
Infratil Ltd.	12,049	75,182
Mainfreight Ltd.	1,438	63,647
Mercury Nz Ltd.	11,098	44,358
Meridian Energy Ltd.	20,230	69,664
Spark New Zealand Ltd.	31,760	99,387
The a2 Milk Co. Ltd. (a)	12,463	40,908
Xero Ltd. (a)	2,380	190,685
TOTAL NEW ZEALAND		986,788
Norway - 0.5%
Aker ASA (A Shares)	383	21,713
Aker BP ASA	5,242	122,972
AutoStore Holdings Ltd. (a)(c)	17,194	37,564
DNB Bank ASA	15,186	283,989
Entra ASA (c)	1,966	17,822
Equinor ASA	17,688	515,055
Europris ASA (c)	2,679	17,871
Frontline PLC	2,145	30,871
Gjensidige Forsikring ASA	3,234	51,763
Kongsberg Gruppen ASA	1,515	68,907
Leroy Seafood Group ASA	4,529	17,182
Mowi ASA	7,589	120,337
Nordic VLSI ASA (a)	2,817	34,236
Norsk Hydro ASA	23,135	137,914
Orkla ASA	12,589	90,427
Salmar ASA	1,129	45,534
Schibsted ASA:
(A Shares)	1,316	23,081
(B Shares)	1,610	26,669
Sparebank 1 Sr Bank ASA (primary capital certificate)	3,186	38,617
Sparebanken Midt-Norge	2,084	27,376
Storebrand ASA (A Shares)	8,023	62,533
Telenor ASA	10,911	110,598
TGS ASA	2,184	32,495
Tomra Systems ASA	3,920	62,998
TOTAL NORWAY		1,998,524
Pakistan - 0.0%
Pakistan Petroleum Ltd.	10,994	2,269
TRG Pakistan Ltd. (a)	7,123	2,291
TOTAL PAKISTAN		4,560
Peru - 0.0%
Compania de Minas Buenaventura SAA sponsored ADR	3,829	28,143
Credicorp Ltd. (United States)	1,141	168,457
TOTAL PERU		196,600
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	38,780	38,202
ACEN Corp. (a)	121,180	11,859
Ayala Corp.	4,190	47,587
Ayala Land, Inc.	102,100	45,106
Bank of the Philippine Islands (BPI)	32,389	63,870
BDO Unibank, Inc.	35,348	88,395
Globe Telecom, Inc.	588	18,459
International Container Terminal Services, Inc.	13,760	50,753
JG Summit Holdings, Inc.	51,261	41,357
Jollibee Food Corp.	7,760	33,622
Manila Electric Co.	5,000	30,337
Metropolitan Bank & Trust Co.	31,336	31,660
Monde Nissin Corp. (c)	115,500	16,768
PLDT, Inc.	1,505	35,605
SM Investments Corp.	8,200	137,649
SM Prime Holdings, Inc.	194,600	115,978
Universal Robina Corp.	14,950	37,269
TOTAL PHILIPPINES		844,476
Poland - 0.2%
Allegro.eu SA (a)(c)	7,107	55,934
Bank Polska Kasa Opieki SA	2,934	79,954
CD Projekt RED SA	1,262	48,063
Dino Polska SA (a)(c)	820	95,755
Grupa Kety SA	173	26,210
InPost SA (a)	3,610	39,140
KGHM Polska Miedz SA (Bearer)	2,263	62,559
Kruk SA	307	30,806
LPP SA	18	62,022
Orange Polska SA	10,341	17,768
PGE Polska Grupa Energetyczna SA (a)	15,110	26,980
Polski Koncern Naftowy Orlen SA	8,998	142,540
Powszechna Kasa Oszczednosci Bank SA	14,589	129,710
Powszechny Zaklad Ubezpieczen SA	9,700	94,019
Santander Bank Polska SA	573	54,820
TOTAL POLAND		966,280
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.)	133,570	32,007
Energias de Portugal SA	49,294	240,762
Galp Energia SGPS SA Class B	7,607	88,984
Jeronimo Martins SGPS SA	4,634	127,629
NOS SGPS	3,289	11,686
REN - Redes Energeticas Nacionais SGPS SA	6,554	17,844
TOTAL PORTUGAL		518,912
Qatar - 0.2%
Barwa Real Estate Co. (a)	37,779	26,871
Industries Qatar QSC (a)	33,570	103,569
Masraf al Rayan	102,155	71,929
Mesaieed Petrochemical Holding Co. (a)	75,029	39,163
Qatar Electricity & Water Co. (a)	9,178	43,873
Qatar Fuel Co. (a)	10,776	50,268
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	45,854	51,233
Qatar International Islamic Bank QSC (a)	19,611	53,876
Qatar Islamic Bank	27,859	135,545
Qatar National Bank SAQ (a)	74,704	316,466
The Commercial Bank of Qatar (a)	54,464	86,768
TOTAL QATAR		979,561
Romania - 0.0%
NEPI Rockcastle PLC	7,830	45,958
Russia - 0.0%
Alrosa Co. Ltd. (d)	37,350	6,460
Gazprom OAO (d)	183,050	19,914
LUKOIL PJSC (d)	5,452	1,754
Magnit OJSC (d)	1,150	25
MMC Norilsk Nickel PJSC (d)	917	6,340
Mobile TeleSystems OJSC sponsored ADR (a)(d)	6,301	6,276
Novatek PJSC (d)	14,792	430
Polyus PJSC (a)(d)	494	1,208
Sberbank of Russia (d)	163,450	1,045
Severstal PAO (a)(d)	2,873	67
Surgutneftegas OJSC (d)	146,500	1,864
Tatneft PAO (d)	23,930	3,094
VK Co. Ltd. GDR (Reg. S) (a)(d)	1,767	3,534
Yandex NV Series A (a)(d)	4,894	55,792
TOTAL RUSSIA		107,803
Saudi Arabia - 0.9%
Abdullah Al Othaim Markets Co.	7,080	26,314
ACWA Power Co.	2,238	99,528
Advanced Polypropylene Co.	2,056	24,174
Al Rajhi Bank	33,053	643,312
Alinma Bank	16,510	147,462
Almarai Co. Ltd.	4,204	68,036
Arabian Internet and Communications Services Co. Ltd.	440	37,845
Bank Al-Jazira	6,451	31,441
Bank Albilad	8,341	86,063
Banque Saudi Fransi	10,001	111,190
Dar Al Arkan Real Estate Development Co. (a)	8,546	34,952
Dr Sulaiman Al Habib Medical Services Group Co.	1,425	108,736
Elm Co.	446	69,206
Emaar The Economic City (a)	8,914	22,245
Etihad Etisalat Co.	6,264	79,997
Jarir Marketing Co.	9,990	44,054
Mobile Telecommunications Co. Saudi Arabia	7,049	26,612
Mouwasat Medical Services Co.	793	51,165
Nahdi Medical Co.	680	30,821
National Industrialization Co. (a)	5,312	21,131
Riyad Bank	24,786	222,372
Sabic Agriculture-Nutrients Co.	3,928	135,726
Sahara International Petrochemical Co.	6,013	59,077
Saudi Arabian Mining Co.	20,544	231,145
Saudi Awwal Bank	6,200	63,063
Saudi Basic Industries Corp.	15,171	356,755
Saudi Cement Co.	1,202	19,036
Saudi Electricity Co.	13,184	79,230
Saudi Industrial Investment Group	6,311	44,589
Saudi Investment Bank/The	8,415	38,276
Saudi Kayan Petrochemical Co. (a)	12,493	46,032
Saudi Research & Marketing Group (a)	514	25,873
Saudi Tadawul Group Holding Co.	828	41,547
Saudi Telecom Co.	30,333	351,797
The Co. for Cooperative Insurance	1,058	39,491
The Saudi National Bank	49,586	486,513
The Savola Group	4,495	49,915
Yanbu National Petrochemical Co.	4,638	58,675
TOTAL SAUDI ARABIA		4,113,396
Singapore - 1.0%
CapitaLand Ascendas REIT	56,006	113,041
Capitaland Ascott Trust unit	2,247	1,801
CapitaLand Investment Ltd.	41,620	102,258
CapitaMall Trust	83,795	118,749
City Developments Ltd.	8,700	43,395
ComfortDelgro Corp. Ltd.	37,800	32,479
DBS Group Holdings Ltd.	30,893	721,438
Frasers Logistics & Industrial Trust	49,200	45,557
Genting Singapore Ltd.	94,800	66,102
Grab Holdings Ltd. (a)	31,507	108,069
Jardine Cycle & Carriage Ltd.	1,700	43,836
Keppel Corp. Ltd.	23,500	116,954
Keppel DC (REIT)	21,200	33,951
Mapletree Industrial (REIT)	33,434	54,698
Mapletree Logistics Trust (REIT)	53,796	64,703
Mapletree Pan Asia Commercial Trust	38,946	46,853
NetLink NBN Trust	49,600	31,392
Oversea-Chinese Banking Corp. Ltd.	68,285	621,188
SATS Ltd. (a)	14,023	26,826
Sea Ltd. ADR (a)	6,062	351,838
Seatrium Ltd. (a)	685,096	63,543
Sembcorp Industries Ltd.	15,400	65,620
Singapore Airlines Ltd.	22,550	119,471
Singapore Exchange Ltd.	13,700	97,561
Singapore Technologies Engineering Ltd.	26,900	73,401
Singapore Telecommunications Ltd.	119,300	220,964
STMicroelectronics NV (Italy)	11,040	550,716
Suntec (REIT)	38,800	37,086
United Overseas Bank Ltd.	26,000	539,533
UOL Group Ltd.	7,500	35,747
Venture Corp. Ltd.	4,500	49,130
TOTAL SINGAPORE		4,597,900
South Africa - 0.9%
Absa Group Ltd.	14,316	127,717
Anglo American Platinum Ltd.	937	42,379
Anglo American PLC (United Kingdom)	22,559	642,334
Aspen Pharmacare Holdings Ltd.	6,557	63,970
Bid Corp. Ltd.	5,658	124,242
Bidvest Group Ltd./The	5,840	81,181
Capitec Bank Holdings Ltd.	1,625	135,364
Clicks Group Ltd.	4,145	57,544
Discovery Ltd. (a)	8,579	66,481
Exxaro Resources Ltd.	4,137	36,107
FirstRand Ltd.	94,410	343,606
Foschini Group Ltd./The	5,872	29,333
Gold Fields Ltd.	15,024	208,869
Growthpoint Properties Ltd.	58,681	36,354
Harmony Gold Mining Co. Ltd.	9,298	39,164
Impala Platinum Holdings Ltd.	14,407	95,980
Life Healthcare Group Holdings Ltd.	23,562	25,726
Mr Price Group Ltd.	4,496	34,446
MTN Group Ltd.	14,970	109,881
MultiChoice Group Ltd.	7,596	38,538
Naspers Ltd. Class N	3,671	663,207
Nedbank Group Ltd.	8,249	100,182
Northam Platinum Holdings Ltd. (a)	4,694	31,295
Old Mutual Ltd.	80,087	51,572
OUTsurance Group Ltd.	14,994	27,078
Remgro Ltd.	8,855	69,184
Sanlam Ltd.	30,500	94,557
Sappi Ltd.	10,245	21,234
Sasol Ltd.	9,864	122,207
Shoprite Holdings Ltd.	8,338	99,943
Sibanye-Stillwater Ltd.	48,096	74,180
Spar Group Ltd./The	3,111	17,356
Standard Bank Group Ltd.	22,640	213,574
Thungela Resources Ltd.	2,256	17,733
Tiger Brands Ltd.	2,607	23,164
Vodacom Group Ltd.	14,035	87,396
Woolworths Holdings Ltd.	16,925	64,161
TOTAL SOUTH AFRICA		4,117,239
Spain - 1.6%
Abertis Infraestructuras SA (a)(d)	363	0
Acciona SA	411	69,694
ACS Actividades de Construccion y Servicios SA	3,709	130,200
Aena SME SA (c)	1,234	199,288
Amadeus IT Holding SA Class A	7,583	576,738
Banco Bilbao Vizcaya Argentaria SA	101,578	780,394
Banco de Sabadell SA	95,599	109,951
Banco Santander SA (Spain)	283,038	1,047,846
Bankinter SA	10,821	66,478
CaixaBank SA	68,220	282,589
Cellnex Telecom SA (c)	10,001	403,675
EDP Renovaveis SA	3,574	71,350
Enagas SA	4,179	82,082
Endesa SA	5,388	115,530
Grifols SA (a)	4,765	61,043
Grifols SA ADR (a)	289	2,647
Iberdrola SA	98,827	1,290,562
Industria de Diseno Textil SA	18,853	731,266
Merlin Properties Socimi SA	5,644	48,284
Naturgy Energy Group SA	3,124	92,927
Red Electrica Corporacion SA	7,313	122,771
Repsol SA	22,355	325,131
Telefonica SA	97,174	394,522
TOTAL SPAIN		7,004,968
Sweden - 2.1%
AAK AB	3,001	56,429
AddTech AB (B Shares)	4,355	94,810
AFRY AB (B Shares)	1,557	22,983
Alfa Laval AB	4,966	180,953
ASSA ABLOY AB (B Shares)	16,699	401,393
Atlas Copco AB:
(A Shares)	42,232	609,698
(B Shares)	27,281	339,579
Avanza Bank Holding AB	2,031	41,334
Axfood AB	1,855	39,249
Beijer Ref AB (B Shares)	5,514	70,348
Billerud AB	3,832	29,120
Boliden AB	4,611	133,195
Bravida Holding AB (c)	3,525	33,860
Castellum AB	9,660	92,208
Dometic Group AB (c)	5,547	36,516
Electrolux AB (B Shares)	3,806	51,945
Elekta AB (B Shares)	5,893	45,536
Embracer Group AB (a)	14,101	35,248
Epiroc AB:
(A Shares)	10,418	197,336
(B Shares)	6,782	109,603
EQT AB	5,631	108,283
Ericsson (B Shares)	51,762	281,238
Essity AB (B Shares)	10,210	271,785
Evolution AB (c)	3,226	408,524
Fabege AB	4,627	33,274
Fastighets AB Balder (a)	11,012	40,187
Fortnox AB	8,744	51,627
Getinge AB (B Shares)	3,718	65,136
H&M Hennes & Mauritz AB (B Shares)	12,074	207,640
Hexagon AB (B Shares)	35,850	440,967
HEXPOL AB (B Shares)	4,419	46,831
Holmen AB (B Shares)	1,582	56,824
Hufvudstaden AB (A Shares)	1,891	22,460
Husqvarna AB (B Shares)	6,954	62,955
Industrivarden AB:
(A Shares)	3,157	87,462
(C Shares)	2,752	75,834
Indutrade AB	4,534	102,112
Investment AB Latour (B Shares)	2,304	45,673
Investor AB:
(A Shares)	9,398	187,954
(B Shares)	30,742	614,678
Kinnevik AB (B Shares) (a)	4,051	56,115
L E Lundbergforetagen AB	1,025	43,603
Lagercrantz Group AB (B Shares)	3,193	41,151
Lifco AB	3,514	76,338
Loomis AB (B Shares)	1,298	37,862
Nibe Industrier AB (B Shares)	25,824	245,182
Nordnet AB	2,785	37,261
Saab AB (B Shares)	1,361	73,594
Sagax AB	3,137	61,953
Sandvik AB	18,436	359,307
Securitas AB (B Shares)	8,355	68,527
Sinch AB (a)(c)	11,564	26,108
Skandinaviska Enskilda Banken AB (A Shares)	28,725	317,336
Skanska AB (B Shares)	6,767	94,835
SKF AB (B Shares)	6,377	110,921
SSAB AB (B Shares)	10,512	72,807
Svenska Cellulosa AB SCA (B Shares)	10,155	129,417
Svenska Handelsbanken AB (A Shares)	25,937	217,151
Sweco AB (B Shares)	3,518	38,718
Swedbank AB (A Shares)	15,466	260,770
Swedish Orphan Biovitrum AB (a)	3,338	65,118
Tele2 AB (B Shares)	9,349	77,251
Telia Co. AB	41,541	91,135
Thule Group AB (c)	1,766	51,922
Trelleborg AB (B Shares)	4,122	99,903
Viaplay Group AB (B Shares) (a)	1,250	7,162
Vitrolife AB	1,197	23,240
Volvo AB:
(A Shares)	3,508	74,679
(B Shares)	26,520	548,333
Volvo Car AB (a)(b)	9,222	36,613
Wallenstam AB (B Shares)	6,758	22,883
Wihlborgs Fastigheter AB	4,625	33,448
TOTAL SWEDEN		9,333,430
Switzerland - 3.5%
ABB Ltd. (Reg.)	28,819	1,133,764
Adecco SA (Reg.)	2,788	91,049
Alcon, Inc. (Switzerland)	8,417	696,832
Baloise Holdings AG	775	113,776
Compagnie Financiere Richemont SA Series A	8,802	1,495,178
DSM-Firmenich AG	2,940	316,386
Geberit AG (Reg.)	604	315,884
Givaudan SA	134	443,897
Julius Baer Group Ltd.	3,597	226,998
Kuehne & Nagel International AG	948	280,359
Lindt & Spruengli AG	2	248,031
Lindt & Spruengli AG (participation certificate)	15	188,369
Logitech International SA (Reg.)	2,910	173,095
Lonza Group AG	1,253	746,718
Novartis AG	40,533	4,086,514
Partners Group Holding AG	382	359,188
Schindler Holding AG (participation certificate)	688	161,191
SGS SA (Reg.)	2,556	241,479
Sika AG	2,591	742,064
Sonova Holding AG	864	229,937
Straumann Holding AG	1,957	317,366
Swatch Group AG (Bearer)	487	142,065
Swiss Life Holding AG	519	303,265
Swisscom AG	428	266,732
UBS Group AG	59,421	1,201,299
VAT Group AG (c)	455	188,090
Zurich Insurance Group Ltd.	2,537	1,204,370
TOTAL SWITZERLAND		15,913,896
Taiwan - 4.0%
Accton Technology Corp.	8,000	89,625
Acer, Inc.	51,000	51,324
Advantech Co. Ltd.	7,299	95,947
Alchip Technologies Ltd.	1,000	57,621
AP Memory Technology Corp.	2,000	19,517
ASE Technology Holding Co. Ltd.	57,000	202,186
Asia Cement Corp.	43,000	61,287
Asia Vital Components Co. Ltd.	5,000	43,496
ASMedia Technology, Inc.	1,000	33,866
ASPEED Tech, Inc.	1,000	91,487
ASUSTeK Computer, Inc.	12,000	121,148
AUO Corp.	119,600	71,410
BizLink Holding, Inc.	2,051	21,200
Catcher Technology Co. Ltd.	12,000	67,604
Cathay Financial Holding Co. Ltd.	159,897	221,480
Chailease Holding Co. Ltd.	25,407	166,379
Chang Hwa Commercial Bank	104,525	62,577
Cheng Shin Rubber Industry Co. Ltd.	33,000	42,532
Chicony Electronics Co. Ltd.	11,010	34,636
China Airlines Ltd.	47,000	39,529
China Development Financial Ho	283,000	112,648
China Petrochemical Development Corp.	57,479	18,082
China Steel Corp.	212,000	200,077
Chipbond Technology Corp.	10,000	20,256
Chroma ATE, Inc.	7,000	56,289
Chung Hsin Electric & Machinery Manufacturing Corp.	7,000	30,785
Chung Hung Steel Co. Ltd.	14,000	10,966
Chunghwa Telecom Co. Ltd.	64,000	239,343
Compal Electronics, Inc.	67,000	62,909
Compeq Manufacturing Co. Ltd.	17,000	24,230
CTBC Financial Holding Co. Ltd.	329,000	262,444
Delta Electronics, Inc.	32,000	353,878
E Ink Holdings, Inc.	15,000	108,340
E.SUN Financial Holdings Co. Ltd.	241,577	202,012
ECLAT Textile Co. Ltd.	3,000	48,103
Elan Microelectronics Corp.	5,000	16,291
Elite Material Co. Ltd.	5,000	39,083
Elite Semiconductor Memory Technology, Inc.	4,000	10,542
eMemory Technology, Inc.	1,000	70,942
ENNOSTAR, Inc.	11,500	19,196
EVA Airways Corp.	43,562	55,655
Evergreen Marine Corp. (Taiwan)	17,670	53,035
Far Eastern International Bank	59,833	22,856
Far Eastern New Century Corp.	64,000	68,721
Far EasTone Telecommunications Co. Ltd.	26,000	65,601
Faraday Technology Corp.	3,000	20,320
Feng Tay Enterprise Co. Ltd.	8,840	55,761
First Financial Holding Co. Ltd.	179,143	159,004
Fitipower Integrated Technology, Inc.	3,000	13,771
FLEXium Interconnect, Inc.	5,000	14,863
Formosa Chemicals & Fibre Corp.	68,000	146,469
Formosa Petrochemical Corp.	29,000	78,477
Formosa Plastics Corp.	72,000	198,074
Foxconn Technology Co. Ltd.	17,000	30,342
Fubon Financial Holding Co. Ltd.	133,702	260,949
Genius Electronic Optical Co. Ltd.	2,000	25,424
Giant Manufacturing Co. Ltd.	5,181	38,252
Gigabyte Technology Co. Ltd.	8,000	62,532
Global Unichip Corp.	1,000	51,522
GlobalWafers Co. Ltd.	3,000	47,862
Great Wall Enterprise Co. Ltd.	12,945	22,148
HannStar Display Corp.	37,000	15,619
Highwealth Construction Corp.	23,353	31,972
Himax Technologies, Inc. sponsored ADR (b)	2,018	13,622
HIWIN Technologies Corp.	4,479	34,147
Hon Hai Precision Industry Co. Ltd. (Foxconn)	202,600	734,906
Hotai Motor Co. Ltd.	6,000	156,780
HTC Corp. (a)	12,000	21,995
Hua Nan Financial Holdings Co. Ltd.	171,013	121,870
IBF Financial Holdings Co. Ltd.	47,037	18,195
Innolux Corp.	159,325	77,995
International Games Systems Co. Ltd.	2,000	39,676
Inventec Corp.	52,000	72,111
King Yuan Electronics Co. Ltd.	18,000	32,935
King's Town Bank Co. Ltd.	15,000	17,118
Kinsus Interconnect Technology Corp.	4,000	14,959
Largan Precision Co. Ltd.	2,000	136,749
Lien Hwa Industrial Corp.	15,799	34,385
Lite-On Technology Corp.	37,000	122,930
Lotes Co. Ltd.	1,045	28,849
Macronix International Co. Ltd.	30,060	31,554
Makalot Industrial Co. Ltd.	3,203	31,051
MediaTek, Inc.	27,000	596,302
Mega Financial Holding Co. Ltd.	185,025	226,886
Merida Industry Co. Ltd.	3,000	21,379
Micro-Star International Co. Ltd.	12,000	67,989
momo.com, Inc.	1,560	34,453
Nan Ya Plastics Corp.	94,000	218,766
Nan Ya Printed Circuit Board Corp.	4,000	33,898
Nanya Technology Corp.	19,000	43,182
Nien Made Enterprise Co. Ltd.	3,000	32,983
Novatek Microelectronics Corp.	9,000	123,218
Oneness Biotech Co. Ltd.	4,551	31,555
Pegatron Corp.	35,000	84,040
PharmaEssentia Corp. (a)	4,000	43,593
Phison Electronics Corp.	3,000	39,628
Polaris Group	5,341	13,990
Pou Chen Corp.	43,000	43,480
Powerchip Semiconductor Manufacturing Corp.	45,999	45,701
Powertech Technology, Inc.	11,000	37,076
Poya International Co. Ltd.	1,040	19,764
President Chain Store Corp.	9,000	81,616
Primax Electronics Ltd.	7,000	14,786
Qisda Corp.	26,000	38,309
Quanta Computer, Inc.	47,000	229,327
Radiant Opto-Electronics Corp.	7,000	24,718
Realtek Semiconductor Corp.	8,000	99,512
Ruentex Development Co. Ltd.	33,190	38,302
Ruentex Industries Ltd.	13,561	26,206
Shin Kong Financial Holding Co. Ltd.	258,543	73,865
Silicon Motion Tech Corp. sponsored ADR	553	39,739
Simplo Technology Co. Ltd.	3,000	31,635
SINBON Electronics Co. Ltd.	4,000	47,445
Sino-American Silicon Products, Inc.	9,000	46,658
Sinopac Financial Holdings Co.	201,621	112,292
Synnex Technology International Corp.	20,000	37,237
Ta Chen Stainless Pipe Co. Ltd.	26,596	40,468
Taichung Commercial Bank Co. Ltd.	55,121	26,895
Taishin Financial Holdings Co. Ltd.	200,077	121,387
Taiwan Business Bank	98,493	45,054
Taiwan Cement Corp.	109,162	133,334
Taiwan Cooperative Financial Holding Co. Ltd.	168,429	151,657
Taiwan Fertilizer Co. Ltd.	12,000	23,305
Taiwan High Speed Rail Corp.	36,000	37,153
Taiwan Mobile Co. Ltd.	29,000	88,996
Taiwan Semiconductor Manufacturing Co. Ltd.	319,000	5,891,545
Tatung Co. Ltd. (a)	34,000	59,264
TECO Electric & Machinery Co. Ltd.	27,000	46,196
The Shanghai Commercial & Savings Bank Ltd.	82,131	119,695
Tong Hsing Electronics Industries Ltd.	1,800	10,574
Tripod Technology Corp.	7,000	27,751
Tung Ho Steel Enterprise Corp.	8,370	15,987
Uni-President Enterprises Corp.	80,000	195,942
Unimicron Technology Corp.	21,000	118,644
United Integrated Services Co.	3,000	20,994
United Microelectronics Corp.	194,000	304,742
United Renewable Energy Co. Ltd.	23,248	14,627
Vanguard International Semiconductor Corp.	13,000	36,723
Voltronic Power Technology Corp.	1,000	63,078
Walsin Lihwa Corp.	42,308	55,683
Walsin Technology Corp.	6,000	18,374
Wan Hai Lines Ltd.	24,000	45,455
Win Semiconductors Corp.	6,000	31,587
Winbond Electronics Corp.	45,000	39,652
Wisdom Marine Lines Co. Ltd.	8,000	12,532
Wistron Corp.	48,058	140,077
Wiwynn Corp.	2,000	91,166
WPG Holding Co. Ltd.	23,920	42,001
Yageo Corp.	5,571	87,896
Yang Ming Marine Transport Corp.	30,000	60,670
YFY, Inc.	21,000	25,111
Yuanta Financial Holding Co. Ltd.	207,444	153,825
Yulon Finance Corp.	4,758	30,318
Yulon Motor Co. Ltd.	11,560	30,652
Zhen Ding Technology Holding Ltd.	10,000	33,706
TOTAL TAIWAN		17,974,569
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	3,700	22,434
Advanced Information Service PCL NVDR	14,700	89,129
Airports of Thailand PCL:
(For. Reg.) (a)	15,700	32,016
NVDR (a)	56,300	114,808
Asset World Corp. PCL NVDR	129,000	18,064
B. Grimm Power PCL:
(For. Reg.)	2,800	2,760
NVDR	12,100	11,928
Bangkok Bank PCL NVDR	9,700	43,852
Bangkok Chain Hospital PCL NVDR	19,600	9,834
Bangkok Commercial Asset Management PCL:
(For. Reg.)	3,000	910
NVDR	20,600	6,250
Bangkok Dusit Medical Services PCL NVDR	66,700	52,486
Bangkok Expressway and Metro PCL:
(For. Reg.)	53,200	12,890
NVDR	76,800	18,607
Banpu PCL NVDR	54,800	13,753
Berli Jucker PCL:
(For. Reg.)	2,100	2,070
NVDR	16,700	16,460
BTS Group Holdings PCL NVDR	103,600	21,876
Bumrungrad Hospital PCL:
(For. Reg.)	500	3,202
NVDR	6,000	38,422
Carabao Group PCL:
(For. Reg.)	1,900	3,529
NVDR	5,300	9,845
Central Pattana PCL NVDR	23,000	42,732
Central Plaza Hotel PCL NVDR (a)	8,700	12,209
Central Retail Corp. PCL:
(For. Reg.)	8,741	9,674
NVDR	42,800	47,368
Charoen Pokphand Foods PCL NVDR	60,700	33,866
Chularat Hospital PCL NVDR unit	86,400	7,343
Com7 PCL NVDR	11,600	8,730
CP ALL PCL:
(For. Reg.)	11,600	20,548
NVDR	62,000	109,826
Delta Electronics PCL NVDR	75,700	197,745
Electricity Generating PCL:
(For. Reg.)	400	1,479
NVDR	3,400	12,571
Energy Absolute PCL:
(For. Reg.)	7,600	12,281
NVDR	23,100	37,328
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	1,646	2,534
NVDR	10,500	16,164
Gulf Energy Development PCL:
(For. Reg.)	22,200	29,427
NVDR	72,000	95,438
Gunkul Engineering PCL NVDR	69,900	6,307
Hana Microelectronics PCL NVDR	9,400	12,630
Home Product Center PCL:
(For. Reg.)	9,000	3,574
NVDR	61,500	24,424
Indorama Ventures PCL NVDR	34,000	33,029
Intouch Holdings PCL NVDR	20,500	42,986
IRPC PCL:
(For. Reg.)	44,000	2,844
NVDR	113,500	7,337
Jaymart Group Holdings PCL NVDR	10,000	4,520
JMT Network Services PCL:
NVDR	10,976	11,697
warrants (a)	432	55
Kasikornbank PCL NVDR	19,300	70,885
KCE Electronics PCL NVDR	9,100	10,090
Kiatnakin Bank PCL:
warrants 3/17/24 (a)	158	6
warrants 3/17/24 (a)	342	13
warrants 3/17/26 (a)	158	14
warrants 3/17/26 (a)	342	31
(For. Reg.)	1,900	3,219
NVDR	4,100	6,946
Krung Thai Bank PCL:
(For. Reg.)	9,800	5,390
NVDR	46,800	25,738
Krungthai Card PCL:
(For. Reg.)	3,600	5,054
NVDR	13,400	18,813
Land & House PCL NVDR	57,500	13,769
Minor International PCL:
(For. Reg.)	4,710	4,577
NVDR unit	39,838	38,710
Muangthai Leasing PCL:
(For. Reg.)	400	446
NVDR	10,600	11,824
Ngern Tid Lor PCL NVDR	20,051	13,164
Osotspa PCL:
(For. Reg.)	2,100	1,771
NVDR	21,000	17,705
PTT Exploration and Production PCL:
(For. Reg.)	10,300	43,794
NVDR	13,500	57,400
PTT Global Chemical PCL NVDR	28,900	30,542
PTT Oil & Retail Business PCL NVDR	52,900	31,769
PTT PCL:
(For. Reg.)	22,700	21,561
NVDR	125,300	119,012
Ratch Group PCL NVDR unit	8,700	8,811
SCB X PCL:
(For. Reg.)	2,450	7,402
NVDR	12,300	37,162
SCG Packaging PCL NVDR	21,500	22,706
Siam Cement PCL:
(For. Reg.)	1,500	13,685
NVDR	3,500	31,933
Siam Global House PCL NVDR	31,640	14,167
Sri Trang Agro-Industry PCL NVDR	12,100	5,828
Sri Trang Gloves Thailand PCL NVDR	20,200	4,265
Srisawad Corp. PCL:
(For. Reg.)	800	1,074
NVDR	10,400	13,964
Thai Beverage PCL	142,400	61,139
Thai Life Insurance PCL	39,000	13,596
Thai Life Insurance PCL NVDR	1,300	453
Thai Oil PCL:
(For. Reg.)	3,254	4,086
NVDR	11,222	14,090
Thai Union Frozen Products PCL:
(For. Reg.)	2,200	804
NVDR	32,300	11,800
Thanachart Capital PCL:
(For. Reg.)	1,800	2,545
NVDR	7,200	10,150
Thonburi Healthcare Group PCL NVDR	5,400	10,474
TISCO Financial Group PCL:
(For. Reg.)	2,000	5,496
NVDR	4,300	11,817
TMBThanachart Bank PCL:
(For. Reg.)	271,572	11,932
NVDR	547,856	24,071
True Corp. PCL	57,977	10,783
True Corp. PCL NVDR	181,403	33,737
VGI PCL:
warrants 5/23/27 (a)	9,690	41
(For. Reg.)	23,090	1,990
NVDR	45,900	3,956
warrants (For. Reg.) (a)	9,600	41
WHA Corp. PCL NVDR	117,500	15,322
TOTAL THAILAND		2,353,354
Turkey - 0.2%
AG Anadolu Grubu Holding A/S	1,997	8,444
Akbank TAS	52,316	40,620
Aksa Akrilik Kimya Sanayii	2,030	5,649
Aksa Enerji Uretim A/S	4,147	5,168
Alarko Holding AS	2,308	6,693
Anadolu Efes Biracilik Ve Malt Sanayii A/S	3,140	8,008
Arcelik A/S	2,931	14,646
Aselsan A/S	10,579	22,141
Bera Holding A/S	10,214	4,484
Bim Birlesik Magazalar A/S JSC	7,529	49,342
Coca-Cola Icecek Sanayi A/S	1,211	12,237
Dogan Sirketler Grubu Holding A/S	17,667	6,696
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	31,149	8,860
Enerjisa Enerji A/S (c)	3,796	5,107
Enka Insaat ve Sanayi A/S	30,696	34,570
Eregli Demir ve Celik Fabrikalari T.A.S. (a)	23,323	32,919
Ford Otomotiv Sanayi A/S	1,219	35,657
Haci Omer Sabanci Holding A/S	22,932	40,564
Hektas Ticaret A/S (a)	16,664	19,382
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	11,911	10,118
Koc Holding A/S	18,654	74,354
Kontrolmatik Enerji Ve Muhendislik A/S	1,092	6,246
Koza Altin Isletmeleri A/S	15,437	14,715
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	2,996	5,954
Migros Turk Ticaret A/S	1,484	12,127
Nuh Cimento Sanayi A/S	965	4,985
Otokar Otomotiv ve Savunma Sanayi A.S.	600	4,523
Oyak Cimento Fabrikalari A/S (a)	5,029	8,057
Pegasus Hava Tasimaciligi A/S (a)	603	14,301
Petkim Petrokimya Holding A/S (a)	19,878	11,469
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	6,665	7,020
Sasa Polyester Sanayi A/S	17,090	37,410
Sok Marketler Ticaret A/S (a)	4,958	6,346
TAV Havalimanlari Holding A/S (a)	2,838	10,183
Tekfen Holding A/S	2,916	4,315
Tofas Turk Otomobil Fabrikasi A/S	2,008	19,489
Turk Hava Yollari AO (a)	11,879	88,443
Turk Traktor ve Ziraat Makinalari A/S	401	6,261
Turkcell Iletisim Hizmet A/S	19,183	26,766
Turkiye Is Bankasi A/S Series C	62,372	33,708
Turkiye Petrol Rafinerileri A/S	15,582	47,495
Turkiye Sise ve Cam Fabrikalari A/S	22,512	38,471
Yapi ve Kredi Bankasi A/S	43,859	21,882
TOTAL TURKEY		875,825
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	48,943	108,066
Abu Dhabi Islamic Bank (a)	24,284	70,346
Abu Dhabi National Oil Co. for Distribution PJSC	48,279	51,263
ADNOC Drilling Co. PJSC	43,245	41,915
Aldar Properties PJSC	60,249	83,492
Dubai Electricity & Water Authority PJSC	153,101	109,209
Dubai Islamic Bank Pakistan Ltd. (a)	48,699	72,525
Emaar Properties PJSC	104,729	182,770
Emirates NBD Bank PJSC (a)	41,261	166,819
Emirates Telecommunications Corp.	58,744	358,254
First Abu Dhabi Bank PJSC	74,679	277,327
Multiply Group (a)	56,705	48,785
TOTAL UNITED ARAB EMIRATES		1,570,771
United Kingdom - 7.3%
3i Group PLC	16,394	405,685
Abrdn PLC	33,088	91,691
Admiral Group PLC	4,654	123,058
Ashtead Group PLC	7,577	523,865
Associated British Foods PLC	6,035	152,599
AstraZeneca PLC (United Kingdom)	26,133	3,746,277
Auto Trader Group PLC (c)	16,150	125,397
Aviva PLC	47,424	238,023
B&M European Value Retail SA	14,281	101,022
BAE Systems PLC	51,490	607,131
Barclays PLC	254,457	497,105
Barratt Developments PLC	16,908	88,792
Beazley PLC	11,443	85,597
Bellway PLC	2,081	52,540
Berkeley Group Holdings PLC	1,895	94,413
BP PLC	308,381	1,795,511
British American Tobacco PLC (United Kingdom)	37,690	1,252,267
British Land Co. PLC	15,721	60,456
BT Group PLC	117,740	182,950
Bunzl PLC	5,699	217,060
Burberry Group PLC	6,836	184,052
Centrica PLC	99,345	156,385
CK Hutchison Holdings Ltd.	45,000	274,650
CNH Industrial NV	16,821	242,379
Coca-Cola European Partners PLC	3,387	218,224
Compass Group PLC	30,095	842,755
ConvaTec Group PLC (c)	27,141	70,731
Croda International PLC	2,403	171,695
DCC PLC (United Kingdom)	1,709	95,456
Dechra Pharmaceuticals PLC	1,887	88,335
Derwent London PLC	1,887	49,128
Diageo PLC	39,337	1,691,137
Diploma PLC	2,077	78,712
Dowlais Group PLC	23,977	38,673
DS Smith PLC	23,501	81,122
Entain PLC	9,926	160,349
Games Workshop Group PLC	552	76,554
Halma PLC	6,388	184,728
Hargreaves Lansdown PLC	5,896	61,071
Hiscox Ltd.	6,023	83,453
Howden Joinery Group PLC	9,631	78,574
HSBC Holdings PLC (United Kingdom)	336,802	2,666,745
IG Group Holdings PLC	7,023	60,383
IMI PLC	4,689	97,662
Imperial Brands PLC	16,100	356,365
Inchcape PLC	6,925	68,379
Informa PLC	23,850	219,902
InterContinental Hotel Group PLC	3,159	218,371
Intermediate Capital Group PLC	4,879	85,354
International Consolidated Airlines Group SA CDI (a)	43,007	88,428
Intertek Group PLC	2,728	147,763
ITV PLC	61,193	53,079
J Sainsbury PLC	29,798	101,799
JD Sports Fashion PLC	42,306	78,444
Johnson Matthey PLC	3,358	74,461
Kingfisher PLC	32,947	97,103
Land Securities Group PLC	12,617	92,007
Legal & General Group PLC	100,933	291,364
Lloyds Banking Group PLC	1,134,749	629,047
London Stock Exchange Group PLC	6,398	680,961
M&G PLC	39,158	95,184
Man Group PLC	23,029	63,904
Marks & Spencer Group PLC (a)	32,767	80,190
Melrose Industries PLC	34,408	221,200
National Grid PLC	65,375	866,766
NatWest Group PLC	85,350	260,872
Next PLC	2,184	191,384
Nomad Foods Ltd. (a)	2,600	45,552
Ocado Group PLC (a)	12,070	87,068
Pearson PLC	12,017	125,984
Pennon Group PLC	4,417	39,884
Persimmon PLC	5,442	70,876
Phoenix Group Holdings PLC	14,495	97,897
Reckitt Benckiser Group PLC	12,448	935,478
RELX PLC (London Stock Exchange)	33,442	1,115,649
Rentokil Initial PLC	42,505	332,334
Rightmove PLC	14,535	96,580
Rolls-Royce Holdings PLC (a)	141,039	271,218
RS GROUP PLC	8,061	77,825
Sage Group PLC	19,495	228,968
Schroders PLC	15,161	84,200
Segro PLC	20,587	187,411
Severn Trent PLC	4,300	140,129
Smith & Nephew PLC	14,896	240,322
Smiths Group PLC	5,939	123,999
Spectris PLC	1,841	84,054
Spirax-Sarco Engineering PLC	1,247	164,149
SSE PLC	17,705	415,184
St. James's Place PLC	9,155	126,442
Standard Chartered PLC (United Kingdom)	41,026	355,864
Subsea 7 SA	3,989	49,669
Tate & Lyle PLC	6,744	62,181
Taylor Wimpey PLC	61,490	80,240
Tesco PLC	125,191	394,921
The Weir Group PLC	4,415	98,460
Tritax Big Box REIT PLC	31,304	49,695
Unilever PLC	44,352	2,309,597
Unite Group PLC	6,766	74,758
United Utilities Group PLC	11,572	141,321
Vodafone Group PLC	452,218	426,364
Whitbread PLC	3,387	145,648
WPP PLC	18,159	190,339
TOTAL UNITED KINGDOM		32,726,979
United States of America - 4.6%
Bausch Health Cos., Inc. (Canada) (a)	4,953	39,624
Brookfield Renewable Corp.	2,192	69,148
CSL Ltd.	8,140	1,507,355
CyberArk Software Ltd. (a)	719	112,401
DHT Holdings, Inc.	2,168	18,493
Experian PLC	16,356	627,760
Fiverr International Ltd. (a)(b)	517	13,447
Flex Ltd. (a)	7,656	211,612
Globant SA (a)	698	125,445
GSK PLC	67,593	1,197,921
Haleon PLC	85,674	351,646
Holcim AG	9,546	642,053
IBEX Ltd. (a)	94	1,996
ICON PLC (a)	1,375	344,025
InMode Ltd. (a)	1,187	44,334
James Hardie Industries PLC CDI	7,491	199,830
JBS SA	11,400	41,570
Legend Biotech Corp. ADR (a)	952	65,717
Monday.com Ltd. (a)	303	51,880
Nestle SA (Reg. S)	46,371	5,578,042
Parade Technologies Ltd.	1,000	34,508
QIAGEN NV (Germany) (a)	3,864	173,463
Reliance Worldwide Corp. Ltd.	13,584	37,350
Roche Holding AG:
(Bearer)	769	252,252
(participation certificate)	11,539	3,524,819
Sanofi SA	19,352	2,083,355
Schneider Electric SA	9,634	1,750,273
Spotify Technology SA (a)	2,371	380,664
Stratasys Ltd. (a)	933	16,570
Swiss Re Ltd.	4,865	489,408
Tenaris SA	7,875	117,803
Waste Connections, Inc. (Canada)	4,332	619,119
TOTAL UNITED STATES OF AMERICA		20,723,883
Zambia - 0.1%
First Quantum Minerals Ltd.	9,457	223,727
TOTAL COMMON STOCKS (Cost $401,947,540)		422,902,236

Nonconvertible Preferred Stocks - 0.8%
	Shares	Value ($)
Brazil - 0.4%
Banco Bradesco SA (PN)	88,741	304,872
Bradespar SA (PN)	4,114	19,083
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	4,966	46,173
Companhia Energetica de Minas Gerais (CEMIG) (PN)	24,849	66,739
Gerdau SA	18,525	96,993
Itau Unibanco Holding SA	81,800	485,518
Itausa-Investimentos Itau SA (PN)	87,396	175,953
Metalurgica Gerdau SA (PN)	10,700	26,414
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	76,700	473,028
TOTAL BRAZIL		1,694,773
Chile - 0.0%
Embotelladora Andina SA Class B	6,008	15,744
Sociedad Quimica y Minera de Chile SA (PN-B)	2,406	175,251
TOTAL CHILE		190,995
Colombia - 0.0%
Bancolombia SA (PN)	7,457	50,032
Germany - 0.2%
Henkel AG & Co. KGaA	3,049	243,848
Porsche Automobil Holding SE (Germany)	2,582	155,412
Sartorius AG (non-vtg.)	454	157,093
Volkswagen AG	3,094	416,059
TOTAL GERMANY		972,412
Korea (South) - 0.2%
Hyundai Motor Co. Ltd.	388	32,115
Hyundai Motor Co. Ltd. Series 2	681	56,881
LG Chemical Ltd.	137	36,807
Samsung Electronics Co. Ltd.	13,792	625,909
TOTAL KOREA (SOUTH)		751,712
Russia - 0.0%
AK Transneft OAO (d)	24	7,240
Sberbank of Russia (Russia) (d)	15,430	99
Surgutneftegas OJSC (d)	105,000	1,899
TOTAL RUSSIA		9,238
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,786,523)		3,669,162

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (g) (Cost $594,187)	600,000	594,352

Money Market Funds - 5.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (h)	19,905,876	19,909,858
Fidelity Securities Lending Cash Central Fund 5.14% (h)(i)	2,548,661	2,548,916
TOTAL MONEY MARKET FUNDS (Cost $22,458,774)		22,458,774

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $428,787,024)	449,624,524
NET OTHER ASSETS (LIABILITIES) - 0.1%	551,669
NET ASSETS - 100.0%	450,176,193

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	140	Sep 2023	15,088,500	80,215	80,215
ICE MSCI Emerging Markets Index Contracts (United States)	131	Sep 2023	6,536,245	(73,560)	(73,560)
TME S&P/TSX 60 Index Contracts (Canada)	9	Sep 2023	1,655,769	22,194	22,194

TOTAL FUTURES CONTRACTS					28,849
The notional amount of futures purchased as a percentage of Net Assets is 5.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,641,691 or 1.9% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $594,352.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	8,971,404	51,697,509	40,759,055	314,576	-	-	19,909,858	0.1%
Fidelity Securities Lending Cash Central Fund 5.14%	4,289,907	25,190,202	26,931,193	32,080	-	-	2,548,916	0.0%
Total	13,261,311	76,887,711	67,690,248	346,656	-	-	22,458,774

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	23,706,396	7,582,029	16,058,765	65,602
Consumer Discretionary	51,031,591	16,122,181	34,909,410	-
Consumer Staples	35,270,180	11,204,881	24,065,274	25
Energy	22,401,386	8,942,095	13,423,096	36,195
Financials	88,017,967	43,212,688	44,804,135	1,144
Health Care	39,615,231	8,994,993	30,604,924	15,314
Industrials	60,514,497	27,130,734	33,383,763	-
Information Technology	49,263,761	14,380,297	34,883,464	-
Materials	33,639,835	14,266,184	19,359,576	14,075
Real Estate	9,517,214	5,880,508	3,630,304	6,402
Utilities	13,593,340	7,164,861	6,428,479	-

Government Obligations	594,352	-	594,352	-

Money Market Funds	22,458,774	22,458,774	-	-
Total Investments in Securities:	449,624,524	187,340,225	262,145,542	138,757
Derivative Instruments:

Assets
Futures Contracts	102,409	102,409	-	-
Total Assets	102,409	102,409	-	-

Liabilities
Futures Contracts	(73,560)	(73,560)	-	-
Total Liabilities	(73,560)	(73,560)	-	-
Total Derivative Instruments:	28,849	28,849	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	102,409	(73,560)
Total Equity Risk	102,409	(73,560)
Total Value of Derivatives	102,409	(73,560)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

VIP International Index Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,421,903) - See accompanying schedule:
Unaffiliated issuers (cost $406,328,250)	$427,165,750
Fidelity Central Funds (cost $22,458,774)	22,458,774

Total Investment in Securities (cost $428,787,024)		$449,624,524
Segregated cash with brokers for derivative instruments		93,374
Foreign currency held at value (cost $1,022,654)		1,021,909
Receivable for fund shares sold		390,954
Dividends receivable		1,038,371
Reclaims receivable		721,562
Distributions receivable from Fidelity Central Funds		69,557
Receivable for daily variation margin on futures contracts		240,409
Other receivables		85
Total assets		453,200,745
Liabilities
Payable to custodian bank	$373
Payable for investments purchased
Regular delivery	7,136
Delayed delivery	1,465
Payable for fund shares redeemed	107,441
Accrued management fee	40,460
Distribution and service plan fees payable	14,830
Other affiliated payables	22,069
Deferred taxes	281,580
Other payables and accrued expenses	251
Collateral on securities loaned	2,548,947
Total Liabilities		3,024,552
Net Assets		$450,176,193
Net Assets consist of:
Paid in capital		$447,484,313
Total accumulated earnings (loss)		2,691,880
Net Assets		$450,176,193

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($370,309,598 ÷ 35,941,969 shares)		$10.30
Service Class :
Net Asset Value , offering price and redemption price per share ($10,210,648 ÷ 991,030 shares)		$10.30
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($69,655,947 ÷ 6,796,309 shares)		$10.25

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$8,424,719
Interest		21,431
Income from Fidelity Central Funds (including $32,080 from security lending)		346,656
Income before foreign taxes withheld		$8,792,806
Less foreign taxes withheld		(882,092)
Total Income		7,910,714
Expenses
Management fee	$228,399
Transfer agent fees	124,581
Distribution and service plan fees	78,564
Independent trustees' fees and expenses	1,283
Total expenses before reductions	432,827
Expense reductions	(2,088)
Total expenses after reductions		430,739
Net Investment income (loss)		7,479,975
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $25,551)	(4,195,807)
Foreign currency transactions	(6,517)
Futures contracts	717,233
Total net realized gain (loss)		(3,485,091)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $34,748)	34,136,756
Assets and liabilities in foreign currencies	(309)
Futures contracts	188,759
Total change in net unrealized appreciation (depreciation)		34,325,206
Net gain (loss)		30,840,115
Net increase (decrease) in net assets resulting from operations		$38,320,090

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,479,975	$10,938,355
Net realized gain (loss)	(3,485,091)	(17,201,507)
Change in net unrealized appreciation (depreciation)	34,325,206	(61,630,301)
Net increase (decrease) in net assets resulting from operations	38,320,090	(67,893,453)
Distributions to shareholders	(1,654,349)	(8,390,102)

Share transactions - net increase (decrease)	41,950,795	7,574,241
Total increase (decrease) in net assets	78,616,536	(68,709,314)

Net Assets
Beginning of period	371,559,657	440,268,971
End of period	$450,176,193	$371,559,657

VIP International Index Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$9.40	$11.45	$10.95	$10.03	$8.45	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.29	.28	.20	.27	.15
Net realized and unrealized gain (loss)	.76	(2.12)	.56	.87	1.54	(1.60)
Total from investment operations	.94	(1.83)	.84	1.07	1.81	(1.45)
Distributions from net investment income	(.04)	(.22)	(.30)	(.15)	(.21)	(.10)
Distributions from net realized gain	-	-	(.04)	- D	(.02)	(.01)
Total distributions	(.04)	(.22)	(.34)	(.15)	(.23)	(.10) E
Net asset value, end of period	$10.30	$9.40	$11.45	$10.95	$10.03	$8.45
Total Return F,G,H	10.03%	(16.02)%	7.72%	10.69%	21.53%	(14.47)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.17% K	.17%	.17%	.17%	.17%	.17% K
Expenses net of fee waivers, if any	.17% K	.17%	.17%	.17%	.17%	.17% K
Expenses net of all reductions	.17% K	.17%	.17%	.17%	.17%	.17% K
Net investment income (loss)	3.64% K	2.96%	2.38%	2.08%	2.88%	2.27% K
Supplemental Data
Net assets, end of period (000 omitted)	$370,310	$313,947	$346,107	$213,113	$125,050	$55,494
Portfolio turnover rate L	7% K	20%	18%	10%	4%	5% K

A For the period April 17, 2018 (commencement of operations) through December 31, 2018

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP International Index Portfolio Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.40	$11.44	$10.94	$10.02	$9.48
Income from Investment Operations
Net investment income (loss) B,C	.18	.30	.27	.18	.16
Net realized and unrealized gain (loss)	.76	(2.14)	.56	.88	.61
Total from investment operations	.94	(1.84)	.83	1.06	.77
Distributions from net investment income	(.04)	(.20)	(.29)	(.14)	(.20)
Distributions from net realized gain	-	-	(.04)	- D	(.02)
Total distributions	(.04)	(.20)	(.33)	(.14)	(.23) E
Net asset value, end of period	$10.30	$9.40	$11.44	$10.94	$10.02
Total Return F,G,H	10.01%	(16.13)%	7.65%	10.60%	8.15%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.27% K	.27%	.27%	.27%	.27% K
Expenses net of fee waivers, if any	.27% K	.27%	.27%	.27%	.27% K
Expenses net of all reductions	.27% K	.27%	.27%	.27%	.27% K
Net investment income (loss)	3.54% K	2.86%	2.28%	1.98%	2.90% K
Supplemental Data
Net assets, end of period (000 omitted)	$10,211	$8,884	$54,755	$5,832	$4,701
Portfolio turnover rate L	7% K	20%	18%	10%	4% K

A For the period April 11, 2019 (commencement of sale of shares) through December 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP International Index Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$9.36	$11.41	$10.92	$10.02	$8.46	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.26	.25	.17	.25	.13
Net realized and unrealized gain (loss)	.76	(2.10)	.56	.87	1.53	(1.58)
Total from investment operations	.93	(1.84)	.81	1.04	1.78	(1.45)
Distributions from net investment income	(.04)	(.21)	(.28)	(.13)	(.20)	(.08)
Distributions from net realized gain	-	-	(.04)	- D	(.02)	(.01)
Total distributions	(.04)	(.21)	(.32)	(.14) E	(.22)	(.09)
Net asset value, end of period	$10.25	$9.36	$11.41	$10.92	$10.02	$8.46
Total Return F,G,H	9.93%	(16.21)%	7.48%	10.34%	21.16%	(14.55)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.42% K	.42%	.42%	.42%	.42%	.42% K
Expenses net of fee waivers, if any	.42% K	.42%	.42%	.42%	.42%	.42% K
Expenses net of all reductions	.42% K	.42%	.42%	.42%	.42%	.42% K
Net investment income (loss)	3.39% K	2.71%	2.13%	1.83%	2.63%	2.02% K
Supplemental Data
Net assets, end of period (000 omitted)	$69,656	$48,729	$39,406	$15,151	$5,590	$846
Portfolio turnover rate L	7% K	20%	18%	10%	4%	5% K

A For the period April 17, 2018 (commencement of operations) through December 31, 2018

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
VIP Total Market Index Portfolio,   VIP Extended Market Index Portfolio and VIP International Index Portfolio (the Funds) are funds of Variable Insurance Products Fund II (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers the following classes of shares: Initial Class, Service Class and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. VIP International Index Portfolio is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, certain foreign taxes and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Total Market Index Portfolio	$635,150,038	$170,973,720	$(54,380,646)	$116,593,074
VIP Extended Market Index Portfolio	351,737,123	50,060,441	(36,317,959)	13,742,482
VIP International Index Portfolio	434,366,740	65,480,697	(50,194,064)	15,286,633

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
VIP Total Market Index Portfolio	$ (2,141,852)	$ (2,756,804)	$ (4,898,656)
VIP International Index Portfolio	(6,918,492)	(8,879,200)	(15,797,692)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Total Market Index Portfolio	54,918,549	6,119,594
VIP Extended Market Index Portfolio	172,856,761	31,658,685
VIP International Index Portfolio	51,454,368	14,700,814
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .06%, .07% and .11% of VIP Total Market Index Portfolio's, VIP Extended Market Index Portfolio's and VIP International Index Portfolio's average net assets, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Initial Class	Service Class	Service Class 2
VIP Total Market Index Portfolio	.12%	.22%	.37%
VIP Extended Market Index Portfolio	.13%	.23%	.38%
VIP International Index Portfolio	.17%	.27%	.42%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP Total Market Index Portfolio	$298	$49,068	$49,366
VIP Extended Market Index Portfolio	13,593	7,122	20,715
VIP International Index Portfolio	4,818	73,746	78,564

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. For each Fund, FIIOC receives asset-based fees based on each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .06% of average net assets. Under the expense contract, each class of each Fund pays a portion of the transfer agent fees equal to an annual rate of .06% of class-level average net assets. For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
VIP Total Market Index Portfolio
Initial Class	$179,623
Service Class	179
Service Class 2	11,776
$191,578
VIP Extended Market Index Portfolio
Initial Class	$51,648
Service Class	8,156
Service Class 2	1,709
$61,513
VIP International Index Portfolio
Initial Class	$103,991
Service Class	2,891
Service Class 2	17,699
$124,581

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
VIP International Index Portfolio	6,117
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Total Market Index Portfolio	$7,282	$1,558	$39,339
VIP Extended Market Index Portfolio	$17,337	$6,772	$138,031
VIP International Index Portfolio	$3,424	$-	$-
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
VIP Total Market Index Portfolio	$619
VIP Extended Market Index Portfolio	758
VIP International Index Portfolio	2,088
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Total Market Index Portfolio
Distributions to shareholders
Initial Class	$-	$8,842,793
Service Class	-	7,361
Service Class 2	-	380,623
Total	$-	$9,230,777
VIP Extended Market Index Portfolio
Distributions to shareholders
Initial Class	$-	$4,856,754
Service Class	-	873,772
Service Class 2	-	198,655
Total	$-	$5,929,181
VIP International Index Portfolio
Distributions to shareholders
Initial Class	$1,409,437	$7,162,107
Service Class	37,326	186,612
Service Class 2	207,586	1,041,383
Total	$1,654,349	$8,390,102

11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Total Market Index Portfolio
Initial Class
Shares sold	4,290,615	11,635,424	$64,432,937	$172,738,886
Reinvestment of distributions	-	628,895	-	8,842,793
Shares redeemed	(1,870,466)	(5,342,411)	(27,783,361)	(77,366,363)
Net increase (decrease)	2,420,149	6,921,908	$36,649,576	$104,215,316
Service Class
Shares sold	10,593	26,916	$155,460	$400,215
Reinvestment of distributions	-	398	-	5,571
Shares redeemed	(1,345)	(15,486)	(20,063)	(234,168)
Net increase (decrease)	9,248	11,828	$135,397	$171,618
Service Class 2
Shares sold	965,486	2,143,999	$14,292,913	$32,690,143
Reinvestment of distributions	-	27,230	-	379,723
Shares redeemed	(300,389)	(652,732)	(4,567,787)	(9,738,607)
Net increase (decrease)	665,097	1,518,497	$9,725,126	$23,331,259
VIP Extended Market Index Portfolio
Initial Class
Shares sold	14,259,409	3,100,974	$161,272,218	$38,073,888
Reinvestment of distributions	-	425,291	-	4,856,754
Shares redeemed	(2,063,036)	(2,322,008)	(23,784,313)	(28,259,839)
Net increase (decrease)	12,196,373	1,204,257	$137,487,905	$14,670,803
Service Class
Shares sold	433,684	1,765,810	$5,052,686	$21,932,012
Reinvestment of distributions	-	76,634	-	869,998
Shares redeemed	(490,281)	(1,107,572)	(5,824,028)	(13,901,466)
Net increase (decrease)	(56,597)	734,872	$(771,342)	$8,900,544
Service Class 2
Shares sold	201,086	367,438	$2,369,010	$4,467,729
Reinvestment of distributions	-	17,231	-	196,253
Shares redeemed	(331,448)	(339,186)	(3,795,117)	(4,171,546)
Net increase (decrease)	(130,362)	45,483	$(1,426,107)	$492,436
VIP International Index Portfolio
Initial Class
Shares sold	3,914,936	6,436,963	$39,415,195	$62,913,922
Reinvestment of distributions	140,662	744,502	1,409,437	7,162,107
Shares redeemed	(1,517,599)	(4,004,060)	(15,274,008)	(38,562,994)
Net increase (decrease)	2,537,999	3,177,405	$25,550,624	$31,513,035
Service Class
Shares sold	289,512	883,006	$2,903,535	$8,533,077
Reinvestment of distributions	3,683	19,160	36,904	184,513
Shares redeemed	(247,052)	(4,742,074)	(2,460,693)	(49,936,037)
Net increase (decrease)	46,143	(3,839,908)	$479,746	$(41,218,447)
Service Class 2
Shares sold	2,131,789	3,104,275	$21,337,757	$30,368,743
Reinvestment of distributions	20,821	108,704	207,586	1,041,383
Shares redeemed	(563,548)	(1,458,701)	(5,624,918)	(14,130,473)
Net increase (decrease)	1,589,062	1,754,278	$15,920,425	$17,279,653

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
VIP Total Market Index Portfolio
Initial Class	.12%
Actual		$ 1,000	$ 1,162.70	$ .64
Hypothetical- B		$ 1,000	$ 1,024.20	$ .60
Service Class	.22%
Actual		$ 1,000	$ 1,162.10	$ 1.18
Hypothetical- B		$ 1,000	$ 1,023.70	$ 1.10
Service Class 2	.37%
Actual		$ 1,000	$ 1,161.00	$ 1.98
Hypothetical- B		$ 1,000	$ 1,022.96	$ 1.86
VIP Extended Market Index Portfolio
Initial Class	.13%
Actual		$ 1,000	$ 1,086.50	$ .67
Hypothetical- B		$ 1,000	$ 1,024.15	$ .65
Service Class	.23%
Actual		$ 1,000	$ 1,085.70	$ 1.19
Hypothetical- B		$ 1,000	$ 1,023.65	$ 1.15
Service Class 2	.38%
Actual		$ 1,000	$ 1,084.80	$ 1.96
Hypothetical- B		$ 1,000	$ 1,022.91	$ 1.91
VIP International Index Portfolio
Initial Class	.17%
Actual		$ 1,000	$ 1,100.30	$ .89
Hypothetical- B		$ 1,000	$ 1,023.95	$ .85
Service Class	.27%
Actual		$ 1,000	$ 1,100.10	$ 1.41
Hypothetical- B		$ 1,000	$ 1,023.46	$ 1.35
Service Class 2	.42%
Actual		$ 1,000	$ 1,099.30	$ 2.19
Hypothetical- B		$ 1,000	$ 1,022.71	$ 2.11

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
VIP Extended Market Index Portfolio
VIP International Index Portfolio
VIP Total Market Index Portfolio

At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement with Geode Capital Management, LLC for each fund (together, the Advisory Contracts), for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of each fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.
The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.
In connection with its consideration of future renewals of each fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to each fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each fund's management fee structure is fair and reasonable, and that the continuation of the funds' Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9891401.105
VIPSAI-SANN-0823
Fidelity® Variable Insurance Products:

VIP International Capital Appreciation Portfolio

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.0
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.7
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.7
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.5
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	2.3
Compagnie Financiere Richemont SA Series A (Switzerland, Textiles, Apparel & Luxury Goods)	2.0
L'Oreal SA (France, Personal Care Products)	2.0
Hermes International SCA (France, Textiles, Apparel & Luxury Goods)	1.9
Schneider Electric SA (United States of America, Electrical Equipment)	1.9
Tokyo Electron Ltd. (Japan, Semiconductors & Semiconductor Equipment)	1.8
22.8

Market Sectors (% of Fund's net assets)

Industrials	24.9
Information Technology	18.7
Financials	17.2
Consumer Discretionary	12.8
Materials	9.2
Consumer Staples	8.3
Health Care	7.7

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
Brazil - 1.4%
MercadoLibre, Inc. (a)	7,062	8,365,645
Canada - 10.5%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	182,643	9,365,495
Brookfield Asset Management Ltd. Class A (b)	217,026	7,081,558
Canadian National Railway Co.	76,425	9,254,651
Canadian Pacific Kansas City Ltd.	117,710	9,507,432
Constellation Software, Inc.	5,083	10,531,508
GFL Environmental, Inc.	201,761	7,834,373
Thomson Reuters Corp.	69,516	9,385,644
TOTAL CANADA		62,960,661
Denmark - 4.2%
DSV A/S	49,813	10,461,205
Novo Nordisk A/S Series B	92,338	14,916,266
TOTAL DENMARK		25,377,471
France - 15.6%
Air Liquide SA	58,797	10,544,365
Capgemini SA	44,839	8,489,931
Dassault Systemes SA	220,030	9,753,930
Edenred SA	99,172	6,637,999
Hermes International SCA	5,133	11,146,248
L'Oreal SA	25,816	12,042,547
LVMH Moet Hennessy Louis Vuitton SE	17,211	16,228,464
Pernod Ricard SA	44,161	9,753,349
Safran SA	56,343	8,829,496
TOTAL FRANCE		93,426,329
Germany - 4.7%
Deutsche Borse AG	41,130	7,593,196
Infineon Technologies AG	252,401	10,394,442
Siemens AG	61,400	10,235,433
TOTAL GERMANY		28,223,071
India - 8.8%
Axis Bank Ltd.	667,400	8,051,245
HCL Technologies Ltd.	624,160	9,071,684
HDFC Bank Ltd.	435,044	9,026,325
ICICI Bank Ltd.	877,591	10,045,232
ITC Ltd.	1,568,106	8,644,592
Larsen & Toubro Ltd.	255,727	7,730,778
TOTAL INDIA		52,569,856
Indonesia - 1.6%
PT Bank Central Asia Tbk	15,435,596	9,466,627
Ireland - 2.9%
CRH PLC	162,126	8,944,057
Kingspan Group PLC (Ireland)	124,050	8,243,629
TOTAL IRELAND		17,187,686
Italy - 1.7%
Ferrari NV (Italy)	30,805	10,067,518
Japan - 6.6%
Hoya Corp.	75,988	9,093,199
Keyence Corp.	22,142	10,520,920
Shin-Etsu Chemical Co. Ltd.	276,800	9,250,090
Tokyo Electron Ltd.	75,277	10,842,033
TOTAL JAPAN		39,706,242
Korea (South) - 1.2%
LG Chemical Ltd.	13,954	7,103,881
Netherlands - 5.8%
ASM International NV (Netherlands)	21,685	9,189,399
ASML Holding NV (Netherlands)	21,907	15,889,772
Wolters Kluwer NV	76,486	9,706,575
TOTAL NETHERLANDS		34,785,746
Sweden - 1.6%
Atlas Copco AB (A Shares)	672,720	9,711,980
Switzerland - 3.7%
Compagnie Financiere Richemont SA Series A	71,428	12,133,332
Sika AG	35,062	10,041,779
TOTAL SWITZERLAND		22,175,111
Taiwan - 3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	987,331	18,234,895
United Kingdom - 11.8%
Ashtead Group PLC	128,772	8,903,142
AstraZeneca PLC (United Kingdom)	93,703	13,432,726
Compass Group PLC	385,402	10,792,470
Diageo PLC	237,299	10,201,722
London Stock Exchange Group PLC	75,400	8,025,079
RELX PLC (London Stock Exchange)	307,085	10,244,579
Rentokil Initial PLC	1,150,918	8,998,694
TOTAL UNITED KINGDOM		70,598,412
United States of America - 13.7%
Aon PLC	24,699	8,526,095
AutoZone, Inc. (a)	3,202	7,983,739
Linde PLC	24,148	9,202,320
Marsh & McLennan Companies, Inc.	50,195	9,440,676
Moody's Corp.	27,165	9,445,814
S&P Global, Inc.	23,183	9,293,833
Schneider Electric SA	61,142	11,108,078
UnitedHealth Group, Inc.	17,939	8,622,201
Waste Connections, Inc. (Canada)	61,397	8,774,708
TOTAL UNITED STATES OF AMERICA		82,397,464
TOTAL COMMON STOCKS (Cost $449,592,923)		592,358,595

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (c)	5,318,095	5,319,159
Fidelity Securities Lending Cash Central Fund 5.14% (c)(d)	1,689,761	1,689,930
TOTAL MONEY MARKET FUNDS (Cost $7,009,089)		7,009,089

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $456,602,012)	599,367,684
NET OTHER ASSETS (LIABILITIES) - 0.0%	110,384
NET ASSETS - 100.0%	599,478,068

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	8,089,359	91,851,080	94,621,280	157,237	-	-	5,319,159	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	-	24,297,698	22,607,768	1,315	-	-	1,689,930	0.0%
Total	8,089,359	116,148,778	117,229,048	158,552	-	-	7,009,089

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Consumer Discretionary	76,717,416	37,563,150	39,154,266	-
Consumer Staples	50,007,705	19,118,844	30,888,861	-
Financials	102,633,679	50,425,975	52,207,704	-
Health Care	46,064,392	8,622,201	37,442,191	-
Industrials	148,930,397	82,071,359	66,859,038	-
Information Technology	112,918,514	29,474,837	83,443,677	-
Materials	55,086,492	9,202,320	45,884,172	-

Money Market Funds	7,009,089	7,009,089	-	-
Total Investments in Securities:	599,367,684	243,487,775	355,879,909	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,670,982) - See accompanying schedule:
Unaffiliated issuers (cost $449,592,923)	$592,358,595
Fidelity Central Funds (cost $7,009,089)	7,009,089

Total Investment in Securities (cost $456,602,012)		$599,367,684
Foreign currency held at value (cost $101,026)		101,026
Receivable for investments sold		1,638,353
Receivable for fund shares sold		558,662
Dividends receivable		413,595
Reclaims receivable		941,297
Distributions receivable from Fidelity Central Funds		37,907
Other receivables		239,980
Total assets		603,298,504
Liabilities
Payable for investments purchased	$545,044
Payable for fund shares redeemed	181,266
Accrued management fee	330,045
Distribution and service plan fees payable	18,078
Other affiliated payables	75,357
Deferred taxes	927,774
Other payables and accrued expenses	52,942
Collateral on securities loaned	1,689,930
Total Liabilities		3,820,436
Net Assets		$599,478,068
Net Assets consist of:
Paid in capital		$514,203,680
Total accumulated earnings (loss)		85,274,388
Net Assets		$599,478,068

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($170,707,487 ÷ 8,627,458 shares)		$19.79
Service Class :
Net Asset Value , offering price and redemption price per share ($4,318,512 ÷ 219,151 shares)		$19.71
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($87,446,006 ÷ 4,478,592 shares)		$19.53
Investor Class :
Net Asset Value , offering price and redemption price per share ($337,006,063 ÷ 17,199,828 shares)		$19.59

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$4,635,836
Income from Fidelity Central Funds (including $1,315 from security lending)		158,552
Income before foreign taxes withheld		$4,794,388
Less foreign taxes withheld		(525,802)
Total Income		4,268,586
Expenses
Management fee	$1,874,659
Transfer agent fees	293,539
Distribution and service plan fees	99,819
Accounting fees	135,426
Custodian fees and expenses	64,380
Independent trustees' fees and expenses	1,754
Audit	55,547
Legal	2,465
Interest	10,940
Miscellaneous	1,377
Total expenses before reductions	2,539,906
Expense reductions	(12,158)
Total expenses after reductions		2,527,748
Net Investment income (loss)		1,740,838
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $45,248)	5,625,465
Foreign currency transactions	16,969
Total net realized gain (loss)		5,642,434
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $686,894)	84,468,551
Assets and liabilities in foreign currencies	22,178
Total change in net unrealized appreciation (depreciation)		84,490,729
Net gain (loss)		90,133,163
Net increase (decrease) in net assets resulting from operations		$91,874,001

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,740,838	$1,314,683
Net realized gain (loss)	5,642,434	(54,237,550)
Change in net unrealized appreciation (depreciation)	84,490,729	(128,500,884)
Net increase (decrease) in net assets resulting from operations	91,874,001	(181,423,751)
Distributions to shareholders	(59,439)	(42,401,547)

Share transactions - net increase (decrease)	14,685,603	30,826,304
Total increase (decrease) in net assets	106,500,165	(192,998,994)

Net Assets
Beginning of period	492,977,903	685,976,897
End of period	$599,478,068	$492,977,903

VIP International Capital Appreciation Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.69	$24.37	$23.03	$19.50	$14.82	$17.39
Income from Investment Operations
Net investment income (loss) A,B	.07	.06	.02	.08	.14 C	.12
Net realized and unrealized gain (loss)	3.03	(6.24)	2.75	4.13	4.79	(2.31)
Total from investment operations	3.10	(6.18)	2.77	4.21	4.93	(2.19)
Distributions from net investment income	- D	(.05)	-	(.06)	(.09) E	(.12)
Distributions from net realized gain	-	(1.45)	(1.43)	(.61)	(.16) E	(.26)
Total distributions	-	(1.50)	(1.43)	(.68) F	(.25)	(.38)
Net asset value, end of period	$19.79	$16.69	$24.37	$23.03	$19.50	$14.82
Total Return G,H,I	18.59%	(26.40)%	12.39%	22.18%	33.33%	(12.75)%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.84% L	.82%	.82%	.85%	.86%	.89%
Expenses net of fee waivers, if any	.83% L	.82%	.82%	.85%	.86%	.89%
Expenses net of all reductions	.83% L	.82%	.82%	.80%	.84%	.85%
Net investment income (loss)	.71% L	.33%	.08%	.39%	.78% C	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$170,707	$144,579	$185,777	$162,289	$235,985	$20,921
Portfolio turnover rate M	96% L	104%	147%	158%	137%	184%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .46%.

D Amount represents less than $.005 per share.

E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP International Capital Appreciation Portfolio Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.62	$24.28	$22.97	$19.46	$14.79	$17.36
Income from Investment Operations
Net investment income (loss) A,B	.06	.04	- C	.06	.12 D	.10
Net realized and unrealized gain (loss)	3.03	(6.22)	2.73	4.12	4.78	(2.30)
Total from investment operations	3.09	(6.18)	2.73	4.18	4.90	(2.20)
Distributions from net investment income	-	(.03)	-	(.06)	(.07) E	(.11)
Distributions from net realized gain	-	(1.45)	(1.42)	(.61)	(.16) E	(.26)
Total distributions	-	(1.48)	(1.42)	(.67)	(.23)	(.37)
Net asset value, end of period	$19.71	$16.62	$24.28	$22.97	$19.46	$14.79
Total Return F,G,H	18.59%	(26.49)%	12.21%	22.11%	33.15%	(12.85)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.94% K	.92%	.92%	.94%	.96%	.99%
Expenses net of fee waivers, if any	.93% K	.92%	.92%	.94%	.96%	.99%
Expenses net of all reductions	.93% K	.92%	.92%	.90%	.94%	.95%
Net investment income (loss)	.61% K	.23%	(.02)%	.30%	.68% D	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$4,319	$3,877	$5,064	$3,298	$739	$503
Portfolio turnover rate L	96% K	104%	147%	158%	137%	184%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .36%.

E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP International Capital Appreciation Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.49	$24.11	$22.81	$19.33	$14.70	$17.26
Income from Investment Operations
Net investment income (loss) A,B	.04	.01	(.04)	.03	.09 C	.07
Net realized and unrealized gain (loss)	3.00	(6.16)	2.73	4.09	4.75	(2.28)
Total from investment operations	3.04	(6.15)	2.69	4.12	4.84	(2.21)
Distributions from net investment income	-	(.02)	-	(.03)	(.04) D	(.09)
Distributions from net realized gain	-	(1.45)	(1.39)	(.61)	(.16) D	(.26)
Total distributions	-	(1.47)	(1.39)	(.64)	(.21) E	(.35)
Net asset value, end of period	$19.53	$16.49	$24.11	$22.81	$19.33	$14.70
Total Return F,G,H	18.44%	(26.57)%	12.11%	21.91%	32.93%	(12.98)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.09% K	1.07%	1.07%	1.09%	1.11%	1.14%
Expenses net of fee waivers, if any	1.08% K	1.07%	1.07%	1.09%	1.11%	1.14%
Expenses net of all reductions	1.08% K	1.07%	1.07%	1.05%	1.09%	1.10%
Net investment income (loss)	.46% K	.08%	(.17)%	.15%	.53% C	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$87,446	$67,491	$68,271	$41,512	$25,986	$17,134
Portfolio turnover rate L	96% K	104%	147%	158%	137%	184%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .21%.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP International Capital Appreciation Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.53	$24.15	$22.85	$19.35	$14.71	$17.26
Income from Investment Operations
Net investment income (loss) A,B	.06	.04	- C	.06	.12 D	.10
Net realized and unrealized gain (loss)	3.00	(6.17)	2.72	4.10	4.75	(2.28)
Total from investment operations	3.06	(6.13)	2.72	4.16	4.87	(2.18)
Distributions from net investment income	- E	(.03)	-	(.05)	(.07) F	(.11)
Distributions from net realized gain	-	(1.45)	(1.42)	(.61)	(.16) F	(.26)
Total distributions	-	(1.49) G	(1.42)	(.66)	(.23)	(.37)
Net asset value, end of period	$19.59	$16.53	$24.15	$22.85	$19.35	$14.71
Total Return H,I,J	18.52%	(26.45)%	12.24%	22.14%	33.16%	(12.80)%
Ratios to Average Net Assets B,K,L
Expenses before reductions	.91% M	.90%	.90%	.92%	.94%	.97%
Expenses net of fee waivers, if any	.91% M	.90%	.90%	.92%	.94%	.97%
Expenses net of all reductions	.91% M	.90%	.90%	.88%	.92%	.93%
Net investment income (loss)	.63% M	.25%	-% E	.32%	.70% D	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$337,006	$277,031	$426,865	$378,864	$319,432	$240,661
Portfolio turnover rate N	96% M	104%	147%	158%	137%	184%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .38%.

E Amount represents less than .005%.

F The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

G Total distributions per share do not sum due to rounding.

H Total returns for periods of less than one year are not annualized.

I Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

K Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

M Annualized.

N Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1.   Organization.
VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2.   Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.   Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$144,849,706
Gross unrealized depreciation	(4,246,838)
Net unrealized appreciation (depreciation)	$140,602,868
Tax cost	$458,764,816

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(56,429,943)
4.   Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP International Capital Appreciation Portfolio	278,573,388	261,490,648

5.   Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$2,037
Service Class 2	97,782
$99,819

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Initial Class	$50,678.06
Service Class	1,283.06
Service Class 2	24,641.06
Investor Class	216,937.14
	$293,539
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP International Capital Appreciation Portfolio	.05

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP International Capital Appreciation Portfolio	Borrower	$6,297,308	4.81%	$10,940

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP International Capital Appreciation Portfolio	$313

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP International Capital Appreciation Portfolio	6,265,592	9,193,101	288,013
6.   Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP International Capital Appreciation Portfolio	$503
7.   Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP International Capital Appreciation Portfolio	$139	$-	$-
8.   Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12,158.
9.   Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
VIP International Capital Appreciation Portfolio
Distributions to shareholders
Initial Class	$25,954	$11,449,265
Service Class	-	318,546
Service Class 2	-	4,333,408
Investor Class	33,485	26,300,328
Total	$59,439	$42,401,547
10.   Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
VIP International Capital Appreciation Portfolio
Initial Class
Shares sold	231,732	864,507	$4,304,355	$13,876,371
Reinvestment of distributions	1,387	569,522	25,954	11,449,265
Shares redeemed	(269,570)	(394,156)	(4,968,207)	(6,847,294)
Net increase (decrease)	(36,451)	1,039,873	$(637,898)	$18,478,342
Service Class
Shares sold	16,666	128,416	$310,302	$2,220,532
Reinvestment of distributions	-	15,480	-	310,614
Shares redeemed	(30,729)	(119,224)	(558,280)	(1,977,946)
Net increase (decrease)	(14,063)	24,672	$(247,978)	$553,200
Service Class 2
Shares sold	734,650	1,432,912	$13,569,281	$25,072,392
Reinvestment of distributions	-	217,445	-	4,333,408
Shares redeemed	(350,090)	(388,375)	(6,441,638)	(6,870,808)
Net increase (decrease)	384,560	1,261,982	$7,127,643	$22,534,992
Investor Class
Shares sold	1,126,049	475,827	$20,958,582	$8,946,530
Reinvestment of distributions	1,806	1,317,861	33,485	26,300,327
Shares redeemed	(687,203)	(2,708,247)	(12,548,231)	(45,987,087)
Net increase (decrease)	440,652	(914,559)	$8,443,836	$(10,740,230)
11.   Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP International Capital Appreciation Portfolio	59%	1	24%
12.   Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
VIP International Capital Appreciation Portfolio
Initial Class	.83%
Actual		$ 1,000	$ 1,185.90	$ 4.50
Hypothetical- B		$ 1,000	$ 1,020.68	$ 4.16
Service Class	.93%
Actual		$ 1,000	$ 1,185.90	$ 5.04
Hypothetical- B		$ 1,000	$ 1,020.18	$ 4.66
Service Class 2	1.08%
Actual		$ 1,000	$ 1,184.40	$ 5.85
Hypothetical- B		$ 1,000	$ 1,019.44	$ 5.41
Investor Class	.91%
Actual		$ 1,000	$ 1,185.20	$ 4.93
Hypothetical- B		$ 1,000	$ 1,020.28	$ 4.56

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
VIP International Capital Appreciation Portfolio
At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.818378.118
VIPCAP-SANN-0823
Fidelity® Variable Insurance Products:

VIP Emerging Markets Portfolio

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	8.6
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	8.5
Tencent Holdings Ltd. (China, Interactive Media & Services)	8.3
Housing Development Finance Corp. Ltd. (India, Financial Services)	3.8
National Bank of Greece SA (Greece, Banks)	3.0
Haier Smart Home Co. Ltd. (A Shares) (China, Household Durables)	3.0
Meituan Class B (China, Hotels, Restaurants & Leisure)	2.9
Alibaba Group Holding Ltd. (China, Broadline Retail)	2.9
China Life Insurance Co. Ltd. (H Shares) (China, Insurance)	2.9
Localiza Rent a Car SA (Brazil, Ground Transportation)	2.5
46.4

Market Sectors (% of Fund's net assets)

Financials	21.9
Information Technology	19.6
Consumer Discretionary	17.5
Industrials	12.1
Communication Services	10.3
Materials	8.0
Health Care	4.0
Consumer Staples	3.4
Energy	2.4

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 94.6%
	Shares	Value ($)
Brazil - 4.0%
Localiza Rent a Car SA	1,788,672	25,588,746
XP, Inc. Class A (a)	653,600	15,333,456
TOTAL BRAZIL		40,922,202
Canada - 2.1%
Barrick Gold Corp.	1,235,400	20,915,322
Chile - 1.5%
Antofagasta PLC	805,700	14,949,522
China - 34.1%
Alibaba Group Holding Ltd. (a)	2,890,300	30,087,534
BeiGene Ltd. ADR (a)	50,400	8,986,320
China Life Insurance Co. Ltd. (H Shares)	17,762,863	29,604,772
Guangzhou Automobile Group Co. Ltd. (H Shares)	14,310,000	8,528,293
Haier Smart Home Co. Ltd. (A Shares)	9,428,597	30,564,306
Hansoh Pharmaceutical Group Co. Ltd. (b)	8,182,000	13,156,355
Industrial & Commercial Bank of China Ltd. (H Shares)	24,967,635	13,318,621
JD.com, Inc. Class A	919,713	15,685,308
Kweichow Moutai Co. Ltd. (A Shares)	59,500	13,892,171
Li Ning Co. Ltd.	1,817,237	9,774,954
Meituan Class B (a)(b)	1,924,160	30,172,593
PDD Holdings, Inc. ADR (a)	142,200	9,831,708
Shangri-La Asia Ltd. (a)	11,636,000	8,894,798
Shenzhen Inovance Technology Co. Ltd. (A Shares)	2,051,200	18,210,549
Sunny Optical Technology Group Co. Ltd.	1,316,400	13,128,721
Tencent Holdings Ltd.	2,006,605	85,082,418
Tsingtao Brewery Co. Ltd. (H Shares)	1,019,000	9,258,908
TOTAL CHINA		348,178,329
Greece - 3.0%
National Bank of Greece SA (a)	4,724,500	30,695,099
Hong Kong - 0.6%
Pacific Basin Shipping Ltd.	20,382,000	6,190,551
Hungary - 1.8%
Richter Gedeon PLC	764,641	18,858,996
India - 10.8%
Axis Bank Ltd.	1,671,300	20,161,889
Bharat Heavy Electricals Ltd.	12,123,300	12,985,884
Housing Development Finance Corp. Ltd.	1,123,759	38,761,145
Larsen & Toubro Ltd.	494,093	14,936,722
Shree Cement Ltd.	44,601	13,003,451
Solar Industries India Ltd.	238,429	10,884,096
TOTAL INDIA		110,733,187
Korea (South) - 14.7%
Hyundai Mipo Dockyard Co. Ltd. (a)	163,015	10,441,864
Hyundai Motor Co. Ltd.	120,550	18,962,984
Korea Aerospace Industries Ltd.	564,450	22,925,497
POSCO	35,920	10,631,240
Samsung Electronics Co. Ltd.	1,574,090	86,679,825
TOTAL KOREA (SOUTH)		149,641,410
Mexico - 2.2%
Grupo Financiero Banorte S.A.B. de CV Series O	1,338,768	11,044,425
Wal-Mart de Mexico SA de CV Series V	2,795,400	11,059,443
TOTAL MEXICO		22,103,868
Peru - 1.8%
Credicorp Ltd. (United States)	123,700	18,263,068
Russia - 0.5%
LUKOIL PJSC sponsored ADR (a)(c)	437,463	123,754
Sberbank of Russia sponsored ADR (a)(c)	1,813,510	32,280
Yandex NV Series A (a)(c)	446,500	5,090,100
TOTAL RUSSIA		5,246,134
South Africa - 4.0%
Absa Group Ltd.	1,569,300	14,000,195
Impala Platinum Holdings Ltd.	1,635,416	10,895,165
MTN Group Ltd.	2,171,577	15,939,609
TOTAL SOUTH AFRICA		40,834,969
Taiwan - 12.6%
ECLAT Textile Co. Ltd.	1,033,000	16,563,415
HIWIN Technologies Corp.	1,522,967	11,610,961
Taiwan Semiconductor Manufacturing Co. Ltd.	4,770,175	88,099,816
Yageo Corp.	785,292	12,389,927
TOTAL TAIWAN		128,664,119
Thailand - 0.9%
Kasikornbank PCL (For. Reg.)	2,558,800	9,397,997
TOTAL COMMON STOCKS (Cost $954,041,021)		965,594,773

Nonconvertible Preferred Stocks - 4.6%
	Shares	Value ($)
Brazil - 4.6%
Itau Unibanco Holding SA	3,736,450	22,177,417
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,820,947	25,183,697

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $33,465,522)		47,361,114

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d) (Cost $8,457,272)	8,455,580	8,457,272

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $995,963,815)	1,021,413,159
NET OTHER ASSETS (LIABILITIES) - 0.0%	(430,168)
NET ASSETS - 100.0%	1,020,982,991

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,328,948 or 4.2% of net assets.

(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	13,425,700	177,522,999	182,491,427	358,036	-	-	8,457,272	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	6,069,850	52,835,112	58,904,962	22,527	-	-	-	0.0%
Total	19,495,550	230,358,111	241,396,389	380,563	-	-	8,457,272

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	106,112,127	15,939,609	85,082,418	5,090,100
Consumer Discretionary	179,065,893	53,593,168	125,472,725	-
Consumer Staples	34,210,522	20,318,351	13,892,171	-
Energy	25,307,451	25,183,697	-	123,754
Financials	222,790,364	154,437,053	68,321,031	32,280
Health Care	41,001,671	41,001,671	-	-
Industrials	122,890,774	43,390,258	79,500,516	-
Information Technology	200,298,289	25,518,648	174,779,641	-
Materials	81,278,796	35,864,844	45,413,952	-

Money Market Funds	8,457,272	8,457,272	-	-
Total Investments in Securities:	1,021,413,159	423,704,571	592,462,454	5,246,134
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $987,506,543)	$1,012,955,887
Fidelity Central Funds (cost $8,457,272)	8,457,272

Total Investment in Securities (cost $995,963,815)		$1,021,413,159
Foreign currency held at value (cost $1,096,000)		1,089,261
Receivable for fund shares sold		3,484,239
Dividends receivable		3,628,676
Distributions receivable from Fidelity Central Funds		45,507
Other receivables		89,784
Total assets		1,029,750,626
Liabilities
Payable for fund shares redeemed	$4,241,352
Accrued management fee	662,798
Distribution and service plan fees payable	47,408
Other affiliated payables	106,033
Other payables and accrued expenses	3,710,044
Total Liabilities		8,767,635
Net Assets		$1,020,982,991
Net Assets consist of:
Paid in capital		$1,081,590,392
Total accumulated earnings (loss)		(60,607,401)
Net Assets		$1,020,982,991

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($459,246,768 ÷ 44,065,998 shares)		$10.42
Service Class :
Net Asset Value , offering price and redemption price per share ($193,281,499 ÷ 18,514,349 shares)		$10.44
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($150,423,479 ÷ 14,460,822 shares)		$10.40
Investor Class :
Net Asset Value , offering price and redemption price per share ($218,031,245 ÷ 21,041,298 shares)		$10.36

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$14,908,392
Non-Cash dividends		4,714,987
Income from Fidelity Central Funds (including $22,527 from security lending)		380,563
Income before foreign taxes withheld		$20,003,942
Less foreign taxes withheld		(1,519,540)
Total Income		18,484,402
Expenses
Management fee	$3,877,134
Transfer agent fees	400,353
Distribution and service plan fees	284,369
Accounting fees	223,309
Custodian fees and expenses	114,215
Independent trustees' fees and expenses	3,355
Audit	34,830
Legal	1,632
Interest	18,495
Miscellaneous	2,927
Total expenses before reductions	4,960,619
Expense reductions	(22,722)
Total expenses after reductions		4,937,897
Net Investment income (loss)		13,546,505
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,519,559)	586,288
Foreign currency transactions	(87,295)
Total net realized gain (loss)		498,993
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,049,201)	42,924,937
Assets and liabilities in foreign currencies	(12,450)
Total change in net unrealized appreciation (depreciation)		42,912,487
Net gain (loss)		43,411,480
Net increase (decrease) in net assets resulting from operations		$56,957,985

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,546,505	$23,794,476
Net realized gain (loss)	498,993	(73,832,772)
Change in net unrealized appreciation (depreciation)	42,912,487	(208,610,577)
Net increase (decrease) in net assets resulting from operations	56,957,985	(258,648,873)
Distributions to shareholders	(1,667,940)	(17,195,160)

Share transactions - net increase (decrease)	(4,051,575)	(7,085,031)
Total increase (decrease) in net assets	51,238,470	(282,929,064)

Net Assets
Beginning of period	969,744,521	1,252,673,585
End of period	$1,020,982,991	$969,744,521

VIP Emerging Markets Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.87	$12.59	$14.75	$12.68	$9.95	$12.23
Income from Investment Operations
Net investment income (loss) A,B	.14	.24	.21	.11	.26 C	.08
Net realized and unrealized gain (loss)	.43	(2.78)	(.47)	3.46	2.66	(2.28)
Total from investment operations	.57	(2.54)	(.26)	3.57	2.92	(2.20)
Distributions from net investment income	(.02)	(.18)	(.31)	(.10)	(.19)	(.08)
Distributions from net realized gain	-	-	(1.59)	(1.39)	-	- D
Total distributions	(.02)	(.18)	(1.90)	(1.50) E	(.19)	(.08)
Net asset value, end of period	$10.42	$9.87	$12.59	$14.75	$12.68	$9.95
Total Return F,G,H	5.75%	(20.17)%	(2.17)%	31.27%	29.46%	(18.00)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.92% K	.92%	.91%	.92%	.96%	1.01%
Expenses net of fee waivers, if any	.91% K	.91%	.91%	.92%	.96%	1.01%
Expenses net of all reductions	.91% K	.91%	.91%	.90%	.91%	.98%
Net investment income (loss)	2.78% K	2.29%	1.47%	.97%	2.25% C	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$459,247	$413,887	$484,510	$399,283	$273,578	$159,140
Portfolio turnover rate L	39% K	62%	46%	80%	135%	117%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.06%.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Emerging Markets Portfolio Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.89	$12.61	$14.77	$12.70	$9.97	$12.26
Income from Investment Operations
Net investment income (loss) A,B	.14	.23	.20	.11	.25 C	.06
Net realized and unrealized gain (loss)	.43	(2.78)	(.47)	3.45	2.66	(2.27)
Total from investment operations	.57	(2.55)	(.27)	3.56	2.91	(2.21)
Distributions from net investment income	(.02)	(.17)	(.29)	(.10)	(.18)	(.08)
Distributions from net realized gain	-	-	(1.59)	(1.39)	-	- D
Total distributions	(.02)	(.17)	(1.89) E	(1.49)	(.18)	(.08)
Net asset value, end of period	$10.44	$9.89	$12.61	$14.77	$12.70	$9.97
Total Return F,G,H	5.73%	(20.26)%	(2.28)%	31.17%	29.30%	(18.02)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.02% K	1.02%	1.01%	1.02%	1.06%	1.12%
Expenses net of fee waivers, if any	1.01% K	1.01%	1.01%	1.02%	1.06%	1.12%
Expenses net of all reductions	1.01% K	1.01%	1.01%	1.00%	1.01%	1.09%
Net investment income (loss)	2.68% K	2.19%	1.37%	.87%	2.16% C	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$193,281	$197,602	$319,731	$316,596	$36,185	$17,147
Portfolio turnover rate L	39% K	62%	46%	80%	135%	117%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .97%.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Emerging Markets Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.86	$12.58	$14.74	$12.69	$9.96	$12.25
Income from Investment Operations
Net investment income (loss) A,B	.13	.21	.18	.09	.23 C	.05
Net realized and unrealized gain (loss)	.43	(2.77)	(.47)	3.44	2.67	(2.27)
Total from investment operations	.56	(2.56)	(.29)	3.53	2.90	(2.22)
Distributions from net investment income	(.02)	(.16)	(.28)	(.08)	(.17)	(.06)
Distributions from net realized gain	-	-	(1.59)	(1.39)	-	- D
Total distributions	(.02)	(.16)	(1.87)	(1.48) E	(.17)	(.07) E
Net asset value, end of period	$10.40	$9.86	$12.58	$14.74	$12.69	$9.96
Total Return F,G,H	5.63%	(20.37)%	(2.41)%	30.88%	29.19%	(18.16)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.17% K	1.17%	1.16%	1.17%	1.21%	1.27%
Expenses net of fee waivers, if any	1.16% K	1.17%	1.16%	1.17%	1.21%	1.26%
Expenses net of all reductions	1.16% K	1.17%	1.16%	1.15%	1.16%	1.23%
Net investment income (loss)	2.53% K	2.04%	1.22%	.72%	2.01% C	.46%
Supplemental Data
Net assets, end of period (000 omitted)	$150,423	$137,866	$145,374	$91,103	$47,476	$20,128
Portfolio turnover rate L	39% K	62%	46%	80%	135%	117%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .82%.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Emerging Markets Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.82	$12.52	$14.68	$12.63	$9.91	$12.17
Income from Investment Operations
Net investment income (loss) A,B	.14	.23	.20	.10	.25 C	.07
Net realized and unrealized gain (loss)	.42	(2.76)	(.47)	3.44	2.65	(2.26)
Total from investment operations	.56	(2.53)	(.27)	3.54	2.90	(2.19)
Distributions from net investment income	(.02)	(.17)	(.30)	(.10)	(.18)	(.06)
Distributions from net realized gain	-	-	(1.59)	(1.39)	-	- D
Total distributions	(.02)	(.17)	(1.89)	(1.49)	(.18)	(.07) E
Net asset value, end of period	$10.36	$9.82	$12.52	$14.68	$12.63	$9.91
Total Return F,G,H	5.67%	(20.20)%	(2.28)%	31.16%	29.38%	(18.02)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.99% K	.99%	.99%	1.00%	1.04%	1.09%
Expenses net of fee waivers, if any	.99% K	.99%	.99%	1.00%	1.04%	1.09%
Expenses net of all reductions	.99% K	.99%	.99%	.98%	.99%	1.06%
Net investment income (loss)	2.71% K	2.22%	1.39%	.89%	2.18% C	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$218,031	$220,389	$303,059	$293,751	$209,811	$153,024
Portfolio turnover rate L	39% K	62%	46%	80%	135%	117%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .99%.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
VIP Emerging Markets Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$189,694,716
Gross unrealized depreciation	(183,678,244)
Net unrealized appreciation (depreciation)	$6,016,472
Tax cost	$1,015,396,687

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(59,248,063)
Long-term	(16,699,640)
Total capital loss carryforward	$(75,947,703)

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Emerging Markets Portfolio	189,978,184	191,603,416

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .78% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$99,820
Service Class 2	184,549
$284,369

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Initial Class	$135,027.06
Service Class	62,887.06
Service Class 2	46,506.06
Investor Class	155,933.14
	$400,353

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Emerging Markets Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Emerging Markets Portfolio	$821

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Emerging Markets Portfolio	Borrower	$8,842,000	5.25%	$16,776

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are note in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Emerging Markets Portfolio	6,564,885	4,070,108	159,992

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Emerging Markets Portfolio	$966

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Emerging Markets Portfolio	$2,445	$-	$-

8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Emerging Markets Portfolio	$1,108,600	5.58%	$1,719

9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $22,722.

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Emerging Markets Portfolio
Distributions to shareholders
Initial Class	$718,371	$7,801,488
Service Class	337,376	3,271,567
Service Class 2	231,952	2,192,590
Investor Class	380,241	3,929,515
Total	$1,667,940	$17,195,160

11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Emerging Markets Portfolio
Initial Class
Shares sold	9,627,923	25,634,834	$98,140,781	$267,915,294
Reinvestment of distributions	66,950	781,927	718,371	7,801,488
Shares redeemed	(7,556,781)	(22,977,469)	(79,013,345)	(239,949,017)
Net increase (decrease)	2,138,092	3,439,292	$19,845,807	$35,767,765
Service Class
Shares sold	998,750	6,546,570	$10,327,267	$69,489,671
Reinvestment of distributions	31,384	327,484	337,376	3,271,567
Shares redeemed	(2,491,323)	(12,256,137)	(25,837,272)	(124,198,283)
Net increase (decrease)	(1,461,189)	(5,382,083)	$(15,172,629)	$(51,437,045)
Service Class 2
Shares sold	2,427,363	4,600,420	$25,492,217	$48,652,431
Reinvestment of distributions	21,637	220,140	231,952	2,192,590
Shares redeemed	(1,965,922)	(2,397,484)	(20,145,414)	(25,164,388)
Net increase (decrease)	483,078	2,423,076	$5,578,755	$25,680,633
Investor Class
Shares sold	2,544,554	4,458,656	$26,480,210	$46,637,229
Reinvestment of distributions	35,636	395,716	380,241	3,929,515
Shares redeemed	(3,987,064)	(6,612,506)	(41,163,959)	(67,663,128)
Net increase (decrease)	(1,406,874)	(1,758,134)	$(14,303,508)	$(17,096,384)

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Emerging Markets Portfolio	21%	3	36%

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
VIP Emerging Markets Portfolio
Initial Class	.91%
Actual		$ 1,000	$ 1,057.50	$ 4.64
Hypothetical- B		$ 1,000	$ 1,020.28	$ 4.56
Service Class	1.01%
Actual		$ 1,000	$ 1,057.30	$ 5.15
Hypothetical- B		$ 1,000	$ 1,019.79	$ 5.06
Service Class 2	1.16%
Actual		$ 1,000	$ 1,056.30	$ 5.91
Hypothetical- B		$ 1,000	$ 1,019.04	$ 5.81
Investor Class	.99%
Actual		$ 1,000	$ 1,056.70	$ 5.05
Hypothetical- B		$ 1,000	$ 1,019.89	$ 4.96

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
VIP Emerging Markets Portfolio
At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.858138.115
VIPEM-SANN-0823
Fidelity® Variable Insurance Products:

VIP Index 500 Portfolio

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's ® ; and S&P ® ; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones ® ; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	7.7
Microsoft Corp.	6.8
Amazon.com, Inc.	3.1
NVIDIA Corp.	2.8
Alphabet, Inc. Class A	1.9
Tesla, Inc.	1.9
Meta Platforms, Inc. Class A	1.7
Alphabet, Inc. Class C	1.7
Berkshire Hathaway, Inc. Class B	1.6
UnitedHealth Group, Inc.	1.2
30.4

Market Sectors (% of Fund's net assets)

Information Technology	28.1
Health Care	13.4
Financials	12.4
Consumer Discretionary	10.6
Industrials	8.5
Communication Services	8.3
Consumer Staples	6.6
Energy	4.1
Utilities	2.6
Materials	2.5
Real Estate	2.4

Asset Allocation (% of Fund's net assets)

Futures - 0.5%

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	2,397,553	38,240,970
Verizon Communications, Inc.	1,409,885	52,433,623
		90,674,593
Entertainment - 1.4%
Activision Blizzard, Inc.	239,921	20,225,340
Electronic Arts, Inc.	87,367	11,331,500
Live Nation Entertainment, Inc. (a)	48,264	4,397,333
Netflix, Inc. (a)	149,086	65,670,892
Take-Two Interactive Software, Inc. (a)	53,174	7,825,086
The Walt Disney Co. (a)	612,818	54,712,391
Warner Bros Discovery, Inc. (a)	743,460	9,322,988
		173,485,530
Interactive Media & Services - 5.3%
Alphabet, Inc.:
Class A (a)	1,992,388	238,488,844
Class C (a)	1,713,926	207,333,628
Match Group, Inc. (a)	93,292	3,904,270
Meta Platforms, Inc. Class A (a)	741,892	212,908,166
		662,634,908
Media - 0.7%
Charter Communications, Inc. Class A (a)	34,843	12,800,273
Comcast Corp. Class A	1,394,919	57,958,884
Fox Corp.:
Class A	90,602	3,080,468
Class B	45,409	1,448,093
Interpublic Group of Companies, Inc. (b)	129,449	4,994,142
News Corp.:
Class A	128,000	2,496,000
Class B	39,509	779,117
Omnicom Group, Inc.	66,905	6,366,011
Paramount Global Class B (b)	170,022	2,705,050
		92,628,038
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	193,156	26,829,368
TOTAL COMMUNICATION SERVICES		1,046,252,437
CONSUMER DISCRETIONARY - 10.6%
Automobile Components - 0.1%
Aptiv PLC (a)	90,725	9,262,115
BorgWarner, Inc. (b)	78,601	3,844,375
		13,106,490
Automobiles - 2.2%
Ford Motor Co. (b)	1,317,973	19,940,931
General Motors Co.	466,199	17,976,633
Tesla, Inc. (a)	903,514	236,512,860
		274,430,424
Broadline Retail - 3.2%
Amazon.com, Inc. (a)	2,993,687	390,257,037
eBay, Inc.	179,332	8,014,347
Etsy, Inc. (a)	41,368	3,500,146
		401,771,530
Distributors - 0.1%
Genuine Parts Co.	47,117	7,973,610
LKQ Corp.	85,167	4,962,681
Pool Corp.	13,103	4,908,908
		17,845,199
Hotels, Restaurants & Leisure - 2.1%
Booking Holdings, Inc. (a)	12,386	33,446,287
Caesars Entertainment, Inc. (a)	72,171	3,678,556
Carnival Corp. (a)(b)	336,849	6,342,867
Chipotle Mexican Grill, Inc. (a)	9,255	19,796,445
Darden Restaurants, Inc. (b)	40,554	6,775,762
Domino's Pizza, Inc.	11,853	3,994,342
Expedia, Inc. (a)	47,823	5,231,358
Hilton Worldwide Holdings, Inc.	88,745	12,916,835
Las Vegas Sands Corp. (a)	110,216	6,392,528
Marriott International, Inc. Class A	86,474	15,884,409
McDonald's Corp.	244,850	73,065,689
MGM Resorts International	101,261	4,447,383
Norwegian Cruise Line Holdings Ltd. (a)(b)	142,251	3,096,804
Royal Caribbean Cruises Ltd. (a)	73,759	7,651,759
Starbucks Corp.	384,466	38,085,202
Wynn Resorts Ltd.	34,729	3,667,730
Yum! Brands, Inc.	93,929	13,013,863
		257,487,819
Household Durables - 0.4%
D.R. Horton, Inc.	104,083	12,665,860
Garmin Ltd.	51,336	5,353,831
Lennar Corp. Class A	85,098	10,663,630
Mohawk Industries, Inc. (a)	17,767	1,832,844
Newell Brands, Inc.	126,225	1,098,158
NVR, Inc. (a)	1,023	6,496,684
PulteGroup, Inc.	74,850	5,814,348
Whirlpool Corp.	18,361	2,731,933
		46,657,288
Leisure Products - 0.0%
Hasbro, Inc.	43,692	2,829,931
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	19,996	1,405,719
AutoZone, Inc. (a)	6,170	15,384,031
Bath & Body Works, Inc.	76,780	2,879,250
Best Buy Co., Inc.	65,262	5,348,221
CarMax, Inc. (a)(b)	53,055	4,440,704
Lowe's Companies, Inc.	199,998	45,139,549
O'Reilly Automotive, Inc. (a)	20,416	19,503,405
Ross Stores, Inc.	114,709	12,862,320
The Home Depot, Inc.	339,617	105,498,625
TJX Companies, Inc.	386,166	32,743,015
Tractor Supply Co.	36,743	8,123,877
Ulta Beauty, Inc. (a)	16,798	7,905,055
		261,233,771
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	413,204	45,605,325
Ralph Lauren Corp. (b)	13,802	1,701,787
Tapestry, Inc.	77,732	3,326,930
VF Corp.	110,752	2,114,256
		52,748,298
TOTAL CONSUMER DISCRETIONARY		1,328,110,750
CONSUMER STAPLES - 6.6%
Beverages - 1.7%
Brown-Forman Corp. Class B (non-vtg.)	61,388	4,099,491
Constellation Brands, Inc. Class A (sub. vtg.)	54,076	13,309,726
Keurig Dr. Pepper, Inc.	282,458	8,832,462
Molson Coors Beverage Co. Class B	62,939	4,143,904
Monster Beverage Corp.	256,252	14,719,115
PepsiCo, Inc.	462,034	85,577,937
The Coca-Cola Co.	1,305,292	78,604,684
		209,287,319
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	148,730	80,073,257
Dollar General Corp.	73,480	12,475,434
Dollar Tree, Inc. (a)	69,731	10,006,399
Kroger Co.	219,009	10,293,423
Sysco Corp.	169,969	12,611,700
Target Corp.	154,790	20,416,801
Walgreens Boots Alliance, Inc.	240,159	6,842,130
Walmart, Inc.	470,394	73,936,529
		226,655,673
Food Products - 1.0%
Archer Daniels Midland Co.	182,649	13,800,958
Bunge Ltd.	50,502	4,764,864
Campbell Soup Co.	67,400	3,080,854
Conagra Brands, Inc.	159,915	5,392,334
General Mills, Inc.	196,970	15,107,599
Hormel Foods Corp. (b)	97,213	3,909,907
Kellogg Co.	86,193	5,809,408
Lamb Weston Holdings, Inc.	48,860	5,616,457
McCormick & Co., Inc. (non-vtg.)	84,119	7,337,700
Mondelez International, Inc.	456,707	33,312,209
The Hershey Co.	49,391	12,332,933
The J.M. Smucker Co.	35,773	5,282,599
The Kraft Heinz Co.	267,492	9,495,966
Tyson Foods, Inc. Class A	95,831	4,891,214
		130,135,002
Household Products - 1.4%
Church & Dwight Co., Inc.	81,916	8,210,441
Colgate-Palmolive Co.	278,208	21,433,144
Kimberly-Clark Corp.	113,144	15,620,661
Procter & Gamble Co.	790,456	119,943,793
The Clorox Co.	41,459	6,593,639
		171,801,678
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. Class A	77,762	15,270,902
Tobacco - 0.6%
Altria Group, Inc.	598,631	27,117,984
Philip Morris International, Inc.	520,555	50,816,579
		77,934,563
TOTAL CONSUMER STAPLES		831,085,137
ENERGY - 4.1%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	339,558	10,733,428
Halliburton Co.	302,414	9,976,638
Schlumberger Ltd.	478,052	23,481,914
		44,191,980
Oil, Gas & Consumable Fuels - 3.7%
APA Corp.	103,496	3,536,458
Chevron Corp.	584,444	91,962,263
ConocoPhillips Co.	405,821	42,047,114
Coterra Energy, Inc.	254,030	6,426,959
Devon Energy Corp.	215,212	10,403,348
Diamondback Energy, Inc.	60,734	7,978,018
EOG Resources, Inc.	196,146	22,446,948
EQT Corp.	121,284	4,988,411
Exxon Mobil Corp.	1,355,906	145,420,919
Hess Corp. (b)	92,680	12,599,846
Kinder Morgan, Inc.	661,445	11,390,083
Marathon Oil Corp.	207,126	4,768,041
Marathon Petroleum Corp.	142,293	16,591,364
Occidental Petroleum Corp. (b)	240,962	14,168,566
ONEOK, Inc. (b)	150,063	9,261,888
Phillips 66 Co.	153,890	14,678,028
Pioneer Natural Resources Co.	78,389	16,240,633
Targa Resources Corp.	75,801	5,768,456
The Williams Companies, Inc.	408,545	13,330,823
Valero Energy Corp.	121,243	14,221,804
		468,229,970
TOTAL ENERGY		512,421,950
FINANCIALS - 12.4%
Banks - 3.0%
Bank of America Corp.	2,325,180	66,709,414
Citigroup, Inc.	652,883	30,058,733
Citizens Financial Group, Inc.	162,312	4,233,097
Comerica, Inc.	44,176	1,871,295
Fifth Third Bancorp	228,296	5,983,638
Huntington Bancshares, Inc.	484,131	5,218,932
JPMorgan Chase & Co.	980,050	142,538,472
KeyCorp	313,663	2,898,246
M&T Bank Corp.	55,628	6,884,521
PNC Financial Services Group, Inc.	133,850	16,858,408
Regions Financial Corp.	314,681	5,607,615
Truist Financial Corp.	446,688	13,556,981
U.S. Bancorp	467,831	15,457,136
Wells Fargo & Co.	1,258,387	53,707,957
Zions Bancorp NA	49,640	1,333,330
		372,917,775
Capital Markets - 2.6%
Ameriprise Financial, Inc.	34,939	11,605,338
Bank of New York Mellon Corp.	240,836	10,722,019
BlackRock, Inc. Class A	50,227	34,713,889
Cboe Global Markets, Inc.	35,405	4,886,244
Charles Schwab Corp.	498,388	28,248,632
CME Group, Inc.	120,638	22,353,015
FactSet Research Systems, Inc.	12,851	5,148,753
Franklin Resources, Inc. (b)	95,579	2,552,915
Goldman Sachs Group, Inc.	111,494	35,961,275
Intercontinental Exchange, Inc.	187,764	21,232,353
Invesco Ltd.	153,656	2,582,957
MarketAxess Holdings, Inc.	12,639	3,304,087
Moody's Corp.	52,926	18,403,429
Morgan Stanley	436,886	37,310,064
MSCI, Inc.	26,851	12,600,906
NASDAQ, Inc.	113,506	5,658,274
Northern Trust Corp.	69,922	5,184,017
Raymond James Financial, Inc.	63,962	6,637,337
S&P Global, Inc.	110,002	44,098,702
State Street Corp.	112,103	8,203,698
T. Rowe Price Group, Inc. (b)	75,317	8,437,010
		329,844,914
Consumer Finance - 0.5%
American Express Co.	199,413	34,737,745
Capital One Financial Corp.	128,044	14,004,172
Discover Financial Services	85,163	9,951,297
Synchrony Financial	143,720	4,874,982
		63,568,196
Financial Services - 4.2%
Berkshire Hathaway, Inc. Class B (a)	598,064	203,939,824
Fidelity National Information Services, Inc.	198,681	10,867,851
Fiserv, Inc. (a)	207,028	26,116,582
FleetCor Technologies, Inc. (a)(b)	24,762	6,217,243
Global Payments, Inc.	87,852	8,655,179
Jack Henry & Associates, Inc. (b)	24,438	4,089,211
MasterCard, Inc. Class A	280,625	110,369,813
PayPal Holdings, Inc. (a)	374,179	24,968,965
Visa, Inc. Class A (b)	542,705	128,881,583
		524,106,251
Insurance - 2.1%
AFLAC, Inc.	184,401	12,871,190
Allstate Corp.	88,153	9,612,203
American International Group, Inc.	242,725	13,966,397
Aon PLC	68,498	23,645,510
Arch Capital Group Ltd. (a)	124,899	9,348,690
Arthur J. Gallagher & Co.	71,835	15,772,811
Assurant, Inc.	17,824	2,240,833
Brown & Brown, Inc.	78,950	5,434,918
Chubb Ltd.	138,900	26,746,584
Cincinnati Financial Corp.	52,728	5,131,489
Everest Re Group Ltd.	14,385	4,917,656
Globe Life, Inc.	29,797	3,266,347
Hartford Financial Services Group, Inc.	104,041	7,493,033
Lincoln National Corp.	51,797	1,334,291
Loews Corp.	63,420	3,765,880
Marsh & McLennan Companies, Inc.	165,914	31,205,105
MetLife, Inc.	215,741	12,195,839
Principal Financial Group, Inc. (b)	75,721	5,742,681
Progressive Corp.	196,314	25,986,084
Prudential Financial, Inc.	122,411	10,799,098
The Travelers Companies, Inc.	77,462	13,452,051
W.R. Berkley Corp.	67,333	4,010,353
Willis Towers Watson PLC (b)	35,687	8,404,289
		257,343,332
TOTAL FINANCIALS		1,547,780,468
HEALTH CARE - 13.4%
Biotechnology - 1.9%
AbbVie, Inc.	591,690	79,718,394
Amgen, Inc.	179,197	39,785,318
Biogen, Inc. (a)	48,542	13,827,189
Gilead Sciences, Inc.	418,325	32,240,308
Incyte Corp. (a)	62,128	3,867,468
Moderna, Inc. (a)	109,948	13,358,682
Regeneron Pharmaceuticals, Inc. (a)	36,184	25,999,651
Vertex Pharmaceuticals, Inc. (a)	86,375	30,396,226
		239,193,236
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	583,191	63,579,483
Align Technology, Inc. (a)	23,865	8,439,619
Baxter International, Inc.	169,647	7,729,117
Becton, Dickinson & Co.	95,249	25,146,688
Boston Scientific Corp. (a)	482,160	26,080,034
Dentsply Sirona, Inc.	71,257	2,851,705
DexCom, Inc. (a)	130,002	16,706,557
Edwards Lifesciences Corp. (a)	203,307	19,177,949
GE Healthcare Holding LLC	131,137	10,653,570
Hologic, Inc. (a)	82,560	6,684,883
IDEXX Laboratories, Inc. (a)	27,838	13,981,079
Insulet Corp. (a)	23,374	6,739,659
Intuitive Surgical, Inc. (a)	117,513	40,182,395
Medtronic PLC	446,184	39,308,810
ResMed, Inc.	49,276	10,766,806
STERIS PLC	33,297	7,491,159
Stryker Corp.	113,303	34,567,612
Teleflex, Inc. (b)	15,752	3,812,457
The Cooper Companies, Inc.	16,586	6,359,570
Zimmer Biomet Holdings, Inc.	69,947	10,184,283
		360,443,435
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	54,319	10,452,605
Cardinal Health, Inc.	85,384	8,074,765
Centene Corp. (a)	184,038	12,413,363
Cigna Group	99,226	27,842,816
CVS Health Corp.	429,981	29,724,587
DaVita HealthCare Partners, Inc. (a)	18,554	1,864,120
Elevance Health, Inc.	79,501	35,321,499
HCA Holdings, Inc.	69,193	20,998,692
Henry Schein, Inc. (a)	43,931	3,562,804
Humana, Inc.	41,903	18,736,088
Laboratory Corp. of America Holdings	29,713	7,170,638
McKesson Corp.	45,476	19,432,350
Molina Healthcare, Inc. (a)	19,555	5,890,748
Quest Diagnostics, Inc.	37,562	5,279,715
UnitedHealth Group, Inc.	312,240	150,075,034
Universal Health Services, Inc. Class B	21,104	3,329,578
		360,169,402
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	99,171	11,925,313
Bio-Rad Laboratories, Inc. Class A (a)	7,159	2,714,120
Bio-Techne Corp.	52,799	4,309,982
Charles River Laboratories International, Inc. (a)(b)	17,165	3,608,941
Danaher Corp.	222,723	53,453,520
Illumina, Inc. (a)	53,023	9,941,282
IQVIA Holdings, Inc. (a)	62,228	13,986,988
Mettler-Toledo International, Inc. (a)	7,385	9,686,461
Revvity, Inc.	42,069	4,997,377
Thermo Fisher Scientific, Inc.	129,360	67,493,580
Waters Corp. (a)	19,798	5,276,959
West Pharmaceutical Services, Inc.	24,899	9,523,121
		196,917,644
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	704,569	45,057,188
Catalent, Inc. (a)	60,300	2,614,608
Eli Lilly & Co.	264,238	123,922,337
Johnson & Johnson	871,542	144,257,632
Merck & Co., Inc.	850,987	98,195,390
Organon & Co.	85,364	1,776,425
Pfizer, Inc.	1,893,279	69,445,474
Viatris, Inc.	402,129	4,013,247
Zoetis, Inc. Class A	154,981	26,689,278
		515,971,579
TOTAL HEALTH CARE		1,672,695,296
INDUSTRIALS - 8.5%
Aerospace & Defense - 1.6%
Axon Enterprise, Inc. (a)	23,540	4,593,125
General Dynamics Corp.	75,443	16,231,561
Howmet Aerospace, Inc.	123,293	6,110,401
Huntington Ingalls Industries, Inc.	13,393	3,048,247
L3Harris Technologies, Inc.	63,536	12,438,443
Lockheed Martin Corp.	75,591	34,800,585
Northrop Grumman Corp.	47,873	21,820,513
Raytheon Technologies Corp.	490,024	48,002,751
Textron, Inc.	67,634	4,574,087
The Boeing Co. (a)	189,653	40,047,127
TransDigm Group, Inc.	17,500	15,647,975
		207,314,815
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	39,049	3,684,273
Expeditors International of Washington, Inc.	51,242	6,206,943
FedEx Corp.	77,553	19,225,389
United Parcel Service, Inc. Class B	243,071	43,570,477
		72,687,082
Building Products - 0.4%
A.O. Smith Corp.	41,754	3,038,856
Allegion PLC	29,498	3,540,350
Carrier Global Corp. (b)	279,958	13,916,712
Johnson Controls International PLC	230,115	15,680,036
Masco Corp.	75,577	4,336,608
Trane Technologies PLC	76,475	14,626,609
		55,139,171
Commercial Services & Supplies - 0.5%
Cintas Corp.	28,991	14,410,846
Copart, Inc. (a)	143,849	13,120,467
Republic Services, Inc.	68,942	10,559,846
Rollins, Inc.	77,754	3,330,204
Waste Management, Inc.	124,152	21,530,440
		62,951,803
Construction & Engineering - 0.1%
Quanta Services, Inc.	48,687	9,564,561
Electrical Equipment - 0.6%
AMETEK, Inc.	77,294	12,512,353
Eaton Corp. PLC	133,679	26,882,847
Emerson Electric Co.	191,665	17,324,599
Generac Holdings, Inc. (a)	20,858	3,110,554
Rockwell Automation, Inc.	38,526	12,692,391
		72,522,744
Ground Transportation - 0.8%
CSX Corp.	681,841	23,250,778
J.B. Hunt Transport Services, Inc.	27,790	5,030,824
Norfolk Southern Corp.	76,345	17,311,992
Old Dominion Freight Lines, Inc.	30,156	11,150,181
Union Pacific Corp.	204,476	41,839,879
		98,583,654
Industrial Conglomerates - 0.8%
3M Co.	185,015	18,518,151
General Electric Co.	365,206	40,117,879
Honeywell International, Inc.	223,166	46,306,945
		104,942,975
Machinery - 1.8%
Caterpillar, Inc.	172,836	42,526,298
Cummins, Inc.	47,477	11,639,461
Deere & Co.	90,434	36,642,952
Dover Corp.	46,904	6,925,376
Fortive Corp.	118,573	8,865,703
IDEX Corp. (b)	25,346	5,455,980
Illinois Tool Works, Inc. (b)	92,749	23,202,090
Ingersoll Rand, Inc.	135,594	8,862,424
Nordson Corp.	18,051	4,479,897
Otis Worldwide Corp. (b)	138,611	12,337,765
PACCAR, Inc.	175,261	14,660,583
Parker Hannifin Corp. (b)	43,028	16,782,641
Pentair PLC	55,320	3,573,672
Snap-On, Inc.	17,747	5,114,508
Stanley Black & Decker, Inc. (b)	51,361	4,813,039
Westinghouse Air Brake Tech Co.	60,324	6,615,733
Xylem, Inc.	80,245	9,037,192
		221,535,314
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	42,989	2,286,155
American Airlines Group, Inc. (a)	218,912	3,927,281
Delta Air Lines, Inc.	215,511	10,245,393
Southwest Airlines Co.	199,538	7,225,271
United Airlines Holdings, Inc. (a)	109,977	6,034,438
		29,718,538
Professional Services - 0.8%
Automatic Data Processing, Inc.	138,551	30,452,124
Broadridge Financial Solutions, Inc.	39,569	6,553,813
Ceridian HCM Holding, Inc. (a)	51,995	3,482,105
CoStar Group, Inc. (a)	137,014	12,194,246
Equifax, Inc. (b)	41,132	9,678,360
Jacobs Solutions, Inc.	42,541	5,057,699
Leidos Holdings, Inc.	46,001	4,070,168
Paychex, Inc.	107,606	12,037,883
Paycom Software, Inc.	16,304	5,237,497
Robert Half International, Inc.	36,073	2,713,411
Verisk Analytics, Inc.	48,560	10,976,017
		102,453,323
Trading Companies & Distributors - 0.3%
Fastenal Co.	191,499	11,296,526
United Rentals, Inc.	23,050	10,265,779
W.W. Grainger, Inc.	14,973	11,807,558
		33,369,863
TOTAL INDUSTRIALS		1,070,783,843
INFORMATION TECHNOLOGY - 28.1%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	83,746	13,571,877
Cisco Systems, Inc.	1,373,622	71,071,202
F5, Inc. (a)	20,278	2,965,860
Juniper Networks, Inc.	107,848	3,378,878
Motorola Solutions, Inc.	56,248	16,496,413
		107,484,230
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	199,655	16,960,692
CDW Corp.	45,204	8,294,934
Corning, Inc.	256,599	8,991,229
Keysight Technologies, Inc. (a)	59,719	9,999,947
TE Connectivity Ltd.	105,682	14,812,389
Teledyne Technologies, Inc. (a)	15,778	6,486,494
Trimble, Inc. (a)	83,086	4,398,573
Zebra Technologies Corp. Class A (a)	17,248	5,102,476
		75,046,734
IT Services - 1.1%
Accenture PLC Class A	211,797	65,356,318
Akamai Technologies, Inc. (a)	51,041	4,587,055
Cognizant Technology Solutions Corp. Class A	170,191	11,110,068
DXC Technology Co. (a)	76,424	2,042,049
EPAM Systems, Inc. (a)	19,420	4,364,645
Gartner, Inc. (a)	26,508	9,286,017
IBM Corp.	304,530	40,749,159
VeriSign, Inc. (a)	30,371	6,862,935
		144,358,246
Semiconductors & Semiconductor Equipment - 7.3%
Advanced Micro Devices, Inc. (a)	540,068	61,519,146
Analog Devices, Inc.	169,646	33,048,737
Applied Materials, Inc.	283,426	40,966,394
Broadcom, Inc.	139,824	121,287,532
Enphase Energy, Inc. (a)	45,960	7,697,381
First Solar, Inc. (a)	33,318	6,333,419
Intel Corp.	1,398,829	46,776,842
KLA Corp.	46,012	22,316,740
Lam Research Corp.	45,054	28,963,414
Microchip Technology, Inc.	183,712	16,458,758
Micron Technology, Inc.	367,026	23,163,011
Monolithic Power Systems, Inc.	15,109	8,162,335
NVIDIA Corp.	829,415	350,859,133
NXP Semiconductors NV	87,109	17,829,470
ON Semiconductor Corp. (a)	144,837	13,698,683
Qorvo, Inc. (a)	33,542	3,422,290
Qualcomm, Inc.	373,601	44,473,463
Skyworks Solutions, Inc.	53,373	5,907,857
SolarEdge Technologies, Inc. (a)	18,896	5,083,969
Teradyne, Inc.	51,991	5,788,158
Texas Instruments, Inc.	304,398	54,797,728
		918,554,460
Software - 10.3%
Adobe, Inc. (a)	153,834	75,223,288
ANSYS, Inc. (a)	29,063	9,598,637
Autodesk, Inc. (a)	71,820	14,695,090
Cadence Design Systems, Inc. (a)	91,450	21,446,854
Fair Isaac Corp. (a)	8,382	6,782,798
Fortinet, Inc. (a)	218,563	16,521,177
Gen Digital, Inc.	191,001	3,543,069
Intuit, Inc.	94,090	43,111,097
Microsoft Corp.	2,493,643	849,185,187
Oracle Corp.	516,096	61,461,873
Palo Alto Networks, Inc. (a)	101,485	25,930,432
PTC, Inc. (a)	35,720	5,082,956
Roper Technologies, Inc.	35,747	17,187,158
Salesforce, Inc. (a)	328,335	69,364,052
ServiceNow, Inc. (a)	68,328	38,398,286
Synopsys, Inc. (a)	51,077	22,239,437
Tyler Technologies, Inc. (a)	14,060	5,855,568
		1,285,626,959
Technology Hardware, Storage & Peripherals - 7.9%
Apple, Inc.	4,958,446	961,789,778
Hewlett Packard Enterprise Co.	434,586	7,301,045
HP, Inc.	290,733	8,928,410
NetApp, Inc.	71,735	5,480,554
Seagate Technology Holdings PLC	64,587	3,995,998
Western Digital Corp. (a)	107,296	4,069,737
		991,565,522
TOTAL INFORMATION TECHNOLOGY		3,522,636,151
MATERIALS - 2.5%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	74,494	22,313,188
Albemarle Corp. (b)	39,351	8,778,815
Celanese Corp. Class A	33,567	3,887,059
CF Industries Holdings, Inc.	65,370	4,537,985
Corteva, Inc.	238,407	13,660,721
Dow, Inc.	237,220	12,634,337
DuPont de Nemours, Inc.	153,943	10,997,688
Eastman Chemical Co.	39,961	3,345,535
Ecolab, Inc.	83,075	15,509,272
FMC Corp.	41,934	4,375,394
International Flavors & Fragrances, Inc.	85,552	6,809,084
Linde PLC	164,197	62,572,193
LyondellBasell Industries NV Class A	85,044	7,809,591
PPG Industries, Inc.	78,954	11,708,878
Sherwin-Williams Co.	78,705	20,897,752
The Mosaic Co.	111,379	3,898,265
		213,735,757
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	20,790	9,598,535
Vulcan Materials Co.	44,617	10,058,456
		19,656,991
Containers & Packaging - 0.2%
Amcor PLC	493,487	4,925,000
Avery Dennison Corp.	27,050	4,647,190
Ball Corp. (b)	105,493	6,140,748
International Paper Co. (b)	116,396	3,702,557
Packaging Corp. of America	30,161	3,986,078
Sealed Air Corp.	48,496	1,939,840
WestRock Co.	85,899	2,497,084
		27,838,497
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	480,690	19,227,600
Newmont Corp.	266,526	11,369,999
Nucor Corp. (b)	84,254	13,815,971
Steel Dynamics, Inc.	53,856	5,866,534
		50,280,104
TOTAL MATERIALS		311,511,349
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc.	52,823	5,994,882
American Tower Corp.	156,297	30,312,240
AvalonBay Communities, Inc.	47,621	9,013,227
Boston Properties, Inc.	47,795	2,752,514
Camden Property Trust (SBI)	35,799	3,897,437
Crown Castle International Corp.	145,440	16,571,434
Digital Realty Trust, Inc.	97,709	11,126,124
Equinix, Inc.	31,365	24,588,278
Equity Residential (SBI)	114,361	7,544,395
Essex Property Trust, Inc.	21,523	5,042,839
Extra Space Storage, Inc.	45,291	6,741,565
Federal Realty Investment Trust (SBI)	24,640	2,384,413
Healthpeak Properties, Inc.	183,538	3,689,114
Host Hotels & Resorts, Inc.	238,522	4,014,325
Invitation Homes, Inc.	194,949	6,706,246
Iron Mountain, Inc.	97,798	5,556,882
Kimco Realty Corp.	207,870	4,099,196
Mid-America Apartment Communities, Inc.	39,122	5,941,067
Prologis (REIT), Inc.	309,702	37,978,756
Public Storage	53,066	15,488,904
Realty Income Corp.	225,764	13,498,430
Regency Centers Corp.	51,568	3,185,355
SBA Communications Corp. Class A	36,333	8,420,536
Simon Property Group, Inc.	109,663	12,663,883
UDR, Inc.	103,771	4,458,002
Ventas, Inc.	134,164	6,341,932
VICI Properties, Inc.	336,774	10,584,807
Welltower, Inc.	166,689	13,483,473
Weyerhaeuser Co.	245,706	8,233,608
		290,313,864
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	104,243	8,413,453
TOTAL REAL ESTATE		298,727,317
UTILITIES - 2.6%
Electric Utilities - 1.7%
Alliant Energy Corp.	84,299	4,424,012
American Electric Power Co., Inc.	172,647	14,536,877
Constellation Energy Corp. (b)	108,799	9,960,548
Duke Energy Corp.	258,454	23,193,662
Edison International	128,443	8,920,366
Entergy Corp.	70,913	6,904,799
Evergy, Inc.	77,024	4,499,742
Eversource Energy	116,991	8,297,002
Exelon Corp.	333,553	13,588,949
FirstEnergy Corp.	182,510	7,095,989
NextEra Energy, Inc.	678,599	50,352,046
NRG Energy, Inc.	77,165	2,885,199
PG&E Corp. (a)	542,151	9,368,369
Pinnacle West Capital Corp. (b)	38,002	3,095,643
PPL Corp.	247,191	6,540,674
Southern Co.	365,692	25,689,863
Xcel Energy, Inc.	184,574	11,474,966
		210,828,706
Gas Utilities - 0.1%
Atmos Energy Corp.	48,452	5,636,906
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	224,483	4,653,533
Multi-Utilities - 0.7%
Ameren Corp.	88,072	7,192,840
CenterPoint Energy, Inc.	211,627	6,168,927
CMS Energy Corp.	97,814	5,746,573
Consolidated Edison, Inc.	116,218	10,506,107
Dominion Energy, Inc.	280,350	14,519,327
DTE Energy Co.	69,123	7,604,912
NiSource, Inc.	138,511	3,788,276
Public Service Enterprise Group, Inc.	167,340	10,477,157
Sempra Energy	105,525	15,363,385
WEC Energy Group, Inc.	105,788	9,334,733
		90,702,237
Water Utilities - 0.1%
American Water Works Co., Inc.	65,276	9,318,149
TOTAL UTILITIES		321,139,531
TOTAL COMMON STOCKS (Cost $4,143,589,188)		12,463,144,229

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (d) (Cost $4,951,555)	5,000,000	4,952,929

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (e)	55,369,790	55,380,864
Fidelity Securities Lending Cash Central Fund 5.14% (e)(f)	95,819,229	95,828,811
TOTAL MONEY MARKET FUNDS (Cost $151,207,358)		151,209,675

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $4,299,748,101)	12,619,306,833
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(91,533,465)
NET ASSETS - 100.0%	12,527,773,368

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	304	Sep 2023	68,221,400	2,109,258	2,109,258

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,486,862.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	95,552,594	1,018,749,095	1,058,920,825	2,141,867	-	-	55,380,864	0.1%
Fidelity Securities Lending Cash Central Fund 5.14%	285,873,734	890,943,298	1,080,988,221	130,971	-	-	95,828,811	0.3%
Total	381,426,328	1,909,692,393	2,139,909,046	2,272,838	-	-	151,209,675

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,046,252,437	1,046,252,437	-	-
Consumer Discretionary	1,328,110,750	1,328,110,750	-	-
Consumer Staples	831,085,137	831,085,137	-	-
Energy	512,421,950	512,421,950	-	-
Financials	1,547,780,468	1,547,780,468	-	-
Health Care	1,672,695,296	1,672,695,296	-	-
Industrials	1,070,783,843	1,070,783,843	-	-
Information Technology	3,522,636,151	3,522,636,151	-	-
Materials	311,511,349	311,511,349	-	-
Real Estate	298,727,317	298,727,317	-	-
Utilities	321,139,531	321,139,531	-	-

U.S. Government and Government Agency Obligations	4,952,929	-	4,952,929	-

Money Market Funds	151,209,675	151,209,675	-	-
Total Investments in Securities:	12,619,306,833	12,614,353,904	4,952,929	-
Derivative Instruments:

Assets
Futures Contracts	2,109,258	2,109,258	-	-
Total Assets	2,109,258	2,109,258	-	-
Total Derivative Instruments:	2,109,258	2,109,258	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,109,258	0
Total Equity Risk	2,109,258	0
Total Value of Derivatives	2,109,258	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $94,893,573) - See accompanying schedule:
Unaffiliated issuers (cost $4,148,540,743)	$12,468,097,158
Fidelity Central Funds (cost $151,207,358)	151,209,675

Total Investment in Securities (cost $4,299,748,101)		$12,619,306,833
Segregated cash with brokers for derivative instruments		17,081
Receivable for investments sold		18,113
Receivable for fund shares sold		1,992,158
Dividends receivable		8,018,999
Distributions receivable from Fidelity Central Funds		236,825
Receivable for daily variation margin on futures contracts		800,136
Other receivables		40,909
Total assets		12,630,431,054
Liabilities
Payable for fund shares redeemed	$5,341,904
Accrued management fee	458,375
Distribution and service plan fees payable	464,095
Other affiliated payables	560,237
Other payables and accrued expenses	25,205
Collateral on securities loaned	95,807,870
Total Liabilities		102,657,686
Net Assets		$12,527,773,368
Net Assets consist of:
Paid in capital		$4,171,485,577
Total accumulated earnings (loss)		8,356,287,791
Net Assets		$12,527,773,368

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($10,144,356,794 ÷ 23,448,940 shares)		$432.61
Service Class :
Net Asset Value , offering price and redemption price per share ($169,370,344 ÷ 393,324 shares)		$430.61
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($2,214,046,230 ÷ 5,193,668 shares)		$426.30

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$96,221,771
Interest		123,506
Income from Fidelity Central Funds (including $130,971 from security lending)		2,272,838
Total Income		98,618,115
Expenses
Management fee	$2,578,696
Transfer agent fees	3,151,740
Distribution and service plan fees	2,487,730
Independent trustees' fees and expenses	36,315
Interest	22,365
Total expenses before reductions	8,276,846
Expense reductions	(2,309)
Total expenses after reductions		8,274,537
Net Investment income (loss)		90,343,578
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(37,028,778)
Futures contracts	3,489,016
Total net realized gain (loss)		(33,539,762)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,726,108,265
Futures contracts	4,955,130
Total change in net unrealized appreciation (depreciation)		1,731,063,395
Net gain (loss)		1,697,523,633
Net increase (decrease) in net assets resulting from operations		$1,787,867,211

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$90,343,578	$160,366,847
Net realized gain (loss)	(33,539,762)	107,904,822
Change in net unrealized appreciation (depreciation)	1,731,063,395	(2,644,695,198)
Net increase (decrease) in net assets resulting from operations	1,787,867,211	(2,376,423,529)
Distributions to shareholders	(138,061,902)	(242,503,341)

Share transactions - net increase (decrease)	656,233,130	(193,625,460)
Total increase (decrease) in net assets	2,306,038,439	(2,812,552,330)

Net Assets
Beginning of period	10,221,734,929	13,034,287,259
End of period	$12,527,773,368	$10,221,734,929

VIP Index 500 Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$374.78	$468.27	$371.59	$320.35	$252.46	$271.18
Income from Investment Operations
Net investment income (loss) A,B	3.22	6.03	5.42	5.43	5.54	5.09
Net realized and unrealized gain (loss)	59.47	(90.47)	99.69	52.57	72.46	(17.22)
Total from investment operations	62.69	(84.44)	105.11	58.00	78.00	(12.13)
Distributions from net investment income	(1.10)	(5.95)	(5.38)	(5.72)	(5.82)	(5.28) C
Distributions from net realized gain	(3.77)	(3.09)	(3.04)	(1.04)	(4.29)	(1.31) C
Total distributions	(4.86) D	(9.05) D	(8.43) D	(6.76)	(10.11)	(6.59)
Net asset value, end of period	$432.61	$374.78	$468.27	$371.59	$320.35	$252.46
Total Return E,F,G	16.85%	(18.21)%	28.58%	18.24%	31.35%	(4.49)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.10% J	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.62% J	1.50%	1.28%	1.70%	1.90%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$10,144,357	$8,488,600	$10,323,307	$7,930,738	$7,294,879	$5,719,086
Portfolio turnover rate K	4% J	7%	2%	8%	7%	5%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Index 500 Portfolio Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$373.19	$466.34	$370.12	$319.14	$251.57	$270.23
Income from Investment Operations
Net investment income (loss) A,B	3.01	5.60	4.97	5.09	5.23	4.79
Net realized and unrealized gain (loss)	59.21	(90.11)	99.27	52.34	72.18	(17.13)
Total from investment operations	62.22	(84.51)	104.24	57.43	77.41	(12.34)
Distributions from net investment income	(1.03)	(5.55)	(4.98)	(5.41)	(5.55)	(5.01) C
Distributions from net realized gain	(3.77)	(3.09)	(3.04)	(1.04)	(4.29)	(1.31) C
Total distributions	(4.80)	(8.64)	(8.02)	(6.45)	(9.84)	(6.32)
Net asset value, end of period	$430.61	$373.19	$466.34	$370.12	$319.14	$251.57
Total Return D,E,F	16.79%	(18.30)%	28.45%	18.13%	31.22%	(4.59)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.20% I	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20% I	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% I	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.52% I	1.40%	1.18%	1.60%	1.80%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$169,370	$145,264	$175,058	$138,695	$117,666	$89,704
Portfolio turnover rate J	4% I	7%	2%	8%	7%	5%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Index 500 Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$369.70	$461.95	$366.73	$316.37	$249.51	$267.78
Income from Investment Operations
Net investment income (loss) A,B	2.69	4.98	4.30	4.61	4.77	4.34
Net realized and unrealized gain (loss)	58.64	(89.29)	98.34	51.78	71.54	(16.96)
Total from investment operations	61.33	(84.31)	102.64	56.39	76.31	(12.62)
Distributions from net investment income	(.96)	(4.84)	(4.38)	(4.99)	(5.16)	(4.34) C
Distributions from net realized gain	(3.77)	(3.09)	(3.04)	(1.04)	(4.29)	(1.31) C
Total distributions	(4.73)	(7.94) D	(7.42)	(6.03)	(9.45)	(5.65)
Net asset value, end of period	$426.30	$369.70	$461.95	$366.73	$316.37	$249.51
Total Return E,F,G	16.71%	(18.42)%	28.26%	17.95%	31.02%	(4.73)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.35% J	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35% J	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% J	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.37% J	1.25%	1.03%	1.45%	1.65%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$2,214,046	$1,587,871	$2,535,922	$2,016,568	$1,862,974	$1,016,922
Portfolio turnover rate K	4% J	7%	2%	8%	7%	5%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
VIP Index 500 Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Index 500 Portfolio	$9,535

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, deferred Trustee compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,504,771,329
Gross unrealized depreciation	(216,659,302)
Net unrealized appreciation (depreciation)	$8,288,112,027
Tax cost	$4,333,304,064

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Index 500 Portfolio	874,343,549	220,343,686

6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .045% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that total expenses do not exceed an annual rate of .10% of each class' average net assets, excluding the distribution and service fee for each applicable class, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$78,335
Service Class 2	2,409,395
$2,487,730

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees based on each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .06% of average net assets. Under the expense contract, each class pays a portion of the transfer agent fees equal to an annual rate of .055% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$2,578,589
Service Class	43,084
Service Class 2	530,067
$3,151,740

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Index 500 Portfolio	Borrower	$16,070,500	5.01%	$22,365

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Index 500 Portfolio	$13,985	$1	$-

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,309.

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Index 500 Portfolio
Distributions to shareholders
Initial Class	$114,011,004	$201,021,568
Service Class	1,891,492	3,291,479
Service Class 2	22,159,406	38,190,294
Total	$138,061,902	$242,503,341

11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Index 500 Portfolio
Initial Class
Shares sold	2,028,609	2,471,993	$782,517,448	$1,010,854,784
Reinvestment of distributions	288,635	484,287	114,011,004	201,021,568
Shares redeemed	(1,518,062)	(2,352,021)	(601,177,038)	(943,454,135)
Net increase (decrease)	799,182	604,259	$295,351,414	$268,422,217
Service Class
Shares sold	22,238	28,832	$8,837,028	$11,612,954
Reinvestment of distributions	4,809	7,953	1,891,492	3,291,479
Shares redeemed	(22,970)	(22,927)	(9,153,405)	(9,238,962)
Net increase (decrease)	4,077	13,858	$1,575,115	$5,665,471
Service Class 2
Shares sold	1,586,304	1,015,212	$620,461,091	$431,339,636
Reinvestment of distributions	56,876	92,303	22,159,406	38,190,294
Shares redeemed	(744,559)	(2,302,130)	(283,313,896)	(937,243,078)
Net increase (decrease)	898,621	(1,194,615)	$359,306,601	$(467,713,148)

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Index 500 Portfolio	41%

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
VIP Index 500 Portfolio
Initial Class	.10%
Actual		$ 1,000	$ 1,168.50	$ .54
Hypothetical- B		$ 1,000	$ 1,024.30	$ .50
Service Class	.20%
Actual		$ 1,000	$ 1,167.90	$ 1.08
Hypothetical- B		$ 1,000	$ 1,023.80	$ 1.00
Service Class 2	.35%
Actual		$ 1,000	$ 1,167.10	$ 1.88
Hypothetical- B		$ 1,000	$ 1,023.06	$ 1.76

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
VIP Index 500 Portfolio
At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement with Geode Capital Management, LLC for the fund (together, the Advisory Contracts), for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.705630.125
VIPIDX-SANN-0823
Fidelity® Variable Insurance Products:

VIP Contrafund℠ Portfolio

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	8.8
Apple, Inc.	6.1
Alphabet, Inc. Class C	5.9
Meta Platforms, Inc. Class A	5.8
Berkshire Hathaway, Inc. Class B	4.2
NVIDIA Corp.	4.0
UnitedHealth Group, Inc.	3.7
Amazon.com, Inc.	3.3
Eli Lilly & Co.	3.0
Costco Wholesale Corp.	1.6
46.4

Market Sectors (% of Fund's net assets)

Information Technology	30.7
Health Care	15.7
Communication Services	14.1
Financials	12.3
Consumer Discretionary	8.7
Industrials	5.3
Energy	4.2
Consumer Staples	3.6
Materials	2.1
Utilities	0.6
Real Estate	0.0

Asset Allocation (% of Fund's net assets)

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 14.0%
Entertainment - 1.9%
Activision Blizzard, Inc.	489,100	41,231,130
Liberty Media Corp. Liberty Formula One Series C (a)	403,827	30,400,097
Netflix, Inc. (a)	617,099	271,825,939
The Walt Disney Co. (a)	18,858	1,683,642
Universal Music Group NV	745,561	16,555,868
		361,696,676
Interactive Media & Services - 11.8%
Alphabet, Inc.:
Class A (a)	200	23,940
Class C (a)	9,508,682	1,150,265,262
Bumble, Inc. (a)	194,500	3,263,710
Epic Games, Inc. (a)(b)(c)	18,849	13,268,942
Meta Platforms, Inc. Class A (a)	3,912,122	1,122,700,772
		2,289,522,626
Media - 0.3%
Comcast Corp. Class A	1,277,300	53,071,815
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	82,000	11,389,800
TOTAL COMMUNICATION SERVICES		2,715,680,917
CONSUMER DISCRETIONARY - 8.7%
Automobiles - 0.2%
BYD Co. Ltd. (H Shares)	141,000	4,521,117
General Motors Co.	48,000	1,850,880
Harley-Davidson, Inc.	41,500	1,461,215
Hyundai Motor Co. Ltd.	128,600	20,229,280
Rad Power Bikes, Inc. (a)(b)(c)	401,674	895,733
Rivian Automotive, Inc. (a)	11,312	188,458
Tesla, Inc. (a)	13,600	3,560,072
Toyota Motor Corp.	841,200	13,519,841
		46,226,596
Broadline Retail - 3.5%
Amazon.com, Inc. (a)	4,914,640	640,672,470
Coupang, Inc. Class A (a)	999,395	17,389,473
Dollarama, Inc.	66,000	4,469,915
MercadoLibre, Inc. (a)	6,300	7,462,980
		669,994,838
Distributors - 0.1%
Genuine Parts Co.	95,000	16,076,850
Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc. Class A (a)	399,012	51,137,378
Booking Holdings, Inc. (a)	3,200	8,641,056
Cava Group, Inc.	42,900	1,756,755
Chipotle Mexican Grill, Inc. (a)	8,585	18,363,315
Churchill Downs, Inc.	19,600	2,727,732
Deliveroo PLC Class A (a)(d)	347,500	505,317
Evolution AB (d)	12,500	1,582,934
Hilton Worldwide Holdings, Inc.	219,600	31,962,780
Hyatt Hotels Corp. Class A	12,900	1,478,082
Las Vegas Sands Corp. (a)	35,500	2,059,000
Marriott International, Inc. Class A	5,900	1,083,771
McDonald's Corp.	344,000	102,653,040
Restaurant Brands International, Inc.	57,600	4,465,821
Starbucks Corp.	11,400	1,129,284
		229,546,265
Household Durables - 0.4%
D.R. Horton, Inc.	54,700	6,656,443
Lennar Corp. Class A	237,778	29,795,961
NVR, Inc. (a)	3,145	19,972,700
PulteGroup, Inc.	255,000	19,808,400
		76,233,504
Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	34,800	805,875
Specialty Retail - 3.1%
Academy Sports & Outdoors, Inc.	445,053	24,055,115
AutoZone, Inc. (a)	37,018	92,299,200
Dick's Sporting Goods, Inc.	296,129	39,145,293
Fanatics, Inc. Class A (a)(b)(c)	232,280	17,839,104
Fast Retailing Co. Ltd.	14,000	3,590,647
Lowe's Companies, Inc.	305,300	68,906,210
O'Reilly Automotive, Inc. (a)	124,700	119,125,910
The Home Depot, Inc.	473,360	147,044,550
TJX Companies, Inc.	193,954	16,445,360
Tractor Supply Co. (e)	21,500	4,753,650
Ulta Beauty, Inc. (a)	64,295	30,256,906
Wayfair LLC Class A (a)	12,900	838,629
Williams-Sonoma, Inc.	238,304	29,821,363
		594,121,937
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (a)	13,559	7,154,542
Dr. Martens Ltd.	89,576	139,130
NIKE, Inc. Class B	149,830	16,536,737
On Holding AG (a)	521,935	17,223,855
Ralph Lauren Corp. (e)	9,300	1,146,690
Tapestry, Inc.	75,000	3,210,000
		45,410,954
TOTAL CONSUMER DISCRETIONARY		1,678,416,819
CONSUMER STAPLES - 3.6%
Beverages - 0.6%
Anheuser-Busch InBev SA NV	89,400	5,066,964
Constellation Brands, Inc. Class A (sub. vtg.)	14,300	3,519,659
Diageo PLC	290,036	12,468,939
PepsiCo, Inc.	261,670	48,466,517
The Coca-Cola Co.	780,500	47,001,710
		116,523,789
Consumer Staples Distribution & Retail - 1.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	169,400	8,686,425
Casey's General Stores, Inc.	30,692	7,485,165
Costco Wholesale Corp.	557,001	299,878,198
Dollar General Corp.	247,400	42,003,572
Walmart, Inc.	48,200	7,576,076
		365,629,436
Food Products - 0.3%
Lamb Weston Holdings, Inc.	332,200	38,186,390
Mondelez International, Inc.	237,900	17,352,426
		55,538,816
Household Products - 0.6%
Procter & Gamble Co.	755,000	114,563,700
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	173,000	33,973,740
Kenvue, Inc.	160,700	4,245,694
L'Oreal SA (a)	19,100	8,909,693
L'Oreal SA	1,400	653,067
Olaplex Holdings, Inc. (a)	513,604	1,910,607
		49,692,801
TOTAL CONSUMER STAPLES		701,948,542
ENERGY - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
Antero Resources Corp. (a)	13,200	303,996
Birchcliff Energy Ltd. (e)	174,434	1,032,317
Canadian Natural Resources Ltd.	538,900	30,297,997
Cheniere Energy, Inc.	220,000	33,519,200
Chevron Corp.	591,000	92,993,850
ConocoPhillips Co.	1,064,600	110,303,206
Diamondback Energy, Inc.	15,200	1,996,672
EOG Resources, Inc.	230,000	26,321,200
Exxon Mobil Corp.	2,262,000	242,599,500
Hess Corp.	342,413	46,551,047
Marathon Petroleum Corp.	410,700	47,887,620
Occidental Petroleum Corp.	753,762	44,321,206
PDC Energy, Inc.	576,000	40,976,640
Pioneer Natural Resources Co.	46,700	9,675,306
PrairieSky Royalty Ltd.	62,700	1,096,156
Reliance Industries Ltd.	91,881	2,863,376
Suncor Energy, Inc.	76,400	2,241,105
Tourmaline Oil Corp.	54,412	2,563,802
Valero Energy Corp.	550,033	64,518,871
		802,063,067
FINANCIALS - 12.3%
Banks - 2.4%
AIB Group PLC	347,100	1,458,209
Banco Santander SA (Spain)	1,399,600	5,181,512
Bank of America Corp.	3,093,447	88,750,994
Bank of Ireland Group PLC	519,000	4,948,616
East West Bancorp, Inc.	85,700	4,524,103
First Citizens Bancshares, Inc.	2,500	3,208,625
JPMorgan Chase & Co.	1,738,539	252,853,112
Nu Holdings Ltd. (a)	1,157,000	9,128,730
Royal Bank of Canada	622,900	59,489,948
Starling Bank Ltd. Series D (a)(b)(c)	2,643,467	9,803,033
Wells Fargo & Co.	610,100	26,039,068
		465,385,950
Capital Markets - 1.9%
Ameriprise Financial, Inc.	151,000	50,156,160
BlackRock, Inc. Class A	800	552,912
Brookfield Asset Management Ltd. Class A	6,417	209,452
Brookfield Corp. (Canada) Class A	41,900	1,410,636
Goldman Sachs Group, Inc.	3,600	1,161,144
Morgan Stanley	1,326,400	113,274,560
MSCI, Inc.	254,828	119,588,232
S&P Global, Inc.	142,400	57,086,736
State Street Corp.	357,500	26,161,850
T. Rowe Price Group, Inc.	39,300	4,402,386
		374,004,068
Consumer Finance - 0.2%
American Express Co.	168,600	29,370,120
Financial Services - 6.0%
Adyen BV (a)(d)	4,062	7,034,034
Berkshire Hathaway, Inc. Class B (a)	2,380,188	811,644,108
MasterCard, Inc. Class A	323,300	127,153,890
PayPal Holdings, Inc. (a)	50,000	3,336,500
Visa, Inc. Class A	937,200	222,566,256
		1,171,734,788
Insurance - 1.8%
American International Group, Inc.	518,911	29,858,139
Aon PLC	8,000	2,761,600
Arthur J. Gallagher & Co.	455,300	99,970,221
Brookfield Asset Management Reinsurance Partners Ltd.	2,671	90,367
Chubb Ltd.	250,800	48,294,048
Fairfax Financial Holdings Ltd. (sub. vtg.)	10,100	7,565,298
Hartford Financial Services Group, Inc.	58,612	4,221,236
Intact Financial Corp.	127,900	19,747,625
Marsh & McLennan Companies, Inc.	78,800	14,820,704
Progressive Corp.	550,500	72,869,685
The Travelers Companies, Inc.	232,900	40,445,414
		340,644,337
TOTAL FINANCIALS		2,381,139,263
HEALTH CARE - 15.7%
Biotechnology - 3.4%
Alnylam Pharmaceuticals, Inc. (a)	61,103	11,605,904
Argenx SE ADR (a)	38,702	15,083,330
Arrowhead Pharmaceuticals, Inc. (a)	32,400	1,155,384
Biogen, Inc. (a)	3,400	968,490
Biohaven Ltd.	4,312	103,143
Exact Sciences Corp. (a)	26,800	2,516,520
Galapagos NV sponsored ADR (a)	149,784	6,090,217
Gilead Sciences, Inc.	502,000	38,689,140
Intellia Therapeutics, Inc. (a)	12,052	491,481
Krystal Biotech, Inc. (a)	9,600	1,127,040
Legend Biotech Corp. ADR (a)	142,500	9,836,775
Moderna, Inc. (a)	444,362	53,989,983
Moonlake Immunotherapeutics (a)	44,200	2,254,200
Nuvalent, Inc. Class A (a)	47,300	1,994,641
Regeneron Pharmaceuticals, Inc. (a)	402,741	289,385,518
Roivant Sciences Ltd. (a)	248,700	2,506,896
Sarepta Therapeutics, Inc. (a)	10,500	1,202,460
Seagen, Inc. (a)	5,800	1,116,268
United Therapeutics Corp. (a)	102,844	22,702,813
Vertex Pharmaceuticals, Inc. (a)	577,700	203,298,407
Zai Lab Ltd. (a)	445,770	1,226,478
		667,345,088
Health Care Equipment & Supplies - 1.4%
Align Technology, Inc. (a)	3,200	1,131,648
Baxter International, Inc.	720,000	32,803,200
Boston Scientific Corp. (a)	574,800	31,090,932
DexCom, Inc. (a)	25,900	3,328,409
Edwards Lifesciences Corp. (a)	428,928	40,460,778
GE Healthcare Holding LLC	65,925	5,355,747
Inspire Medical Systems, Inc. (a)	4,000	1,298,560
Intuitive Surgical, Inc. (a)	319,118	109,119,209
Lantheus Holdings, Inc. (a)	12,300	1,032,216
Penumbra, Inc. (a)	3,600	1,238,616
ResMed, Inc.	119,786	26,173,241
Shockwave Medical, Inc. (a)	8,300	2,368,903
Straumann Holding AG	25,753	4,176,357
Stryker Corp.	34,400	10,495,096
Surgical Science Sweden AB (a)	52,700	1,178,565
		271,251,477
Health Care Providers & Services - 4.3%
agilon health, Inc. (a)	129,800	2,250,732
AmerisourceBergen Corp.	15,500	2,982,665
Cardinal Health, Inc.	140,700	13,305,999
Elevance Health, Inc.	37,400	16,616,446
HCA Holdings, Inc.	41,267	12,523,709
Henry Schein, Inc. (a)	12,700	1,029,970
McKesson Corp.	141,000	60,250,710
P3 Health Partners, Inc. Class A (a)	124,871	373,364
UnitedHealth Group, Inc.	1,513,740	727,563,994
		836,897,589
Health Care Technology - 0.0%
Doximity, Inc. (a)(e)	64,100	2,180,682
Schrodinger, Inc. (a)(e)	61,600	3,075,072
		5,255,754
Life Sciences Tools & Services - 1.7%
Danaher Corp.	592,397	142,175,280
Mettler-Toledo International, Inc. (a)	27,074	35,511,341
Thermo Fisher Scientific, Inc.	255,468	133,290,429
Veterinary Emergency Group LLC Class A (a)(b)(c)(f)	147,133	7,934,883
		318,911,933
Pharmaceuticals - 4.9%
AstraZeneca PLC sponsored ADR	127,600	9,132,332
Bristol-Myers Squibb Co.	430,000	27,498,500
DICE Therapeutics, Inc. (a)	87,500	4,065,250
Eli Lilly & Co.	1,258,553	590,236,186
Intra-Cellular Therapies, Inc. (a)	77,130	4,883,872
Johnson & Johnson	212,900	35,239,208
Merck & Co., Inc.	1,862,900	214,960,031
Novo Nordisk A/S Series B	22,000	3,553,877
Nuvation Bio, Inc. (a)	256,585	461,853
Royalty Pharma PLC	831,869	25,571,653
Structure Therapeutics, Inc. ADR	71,600	2,976,412
Ventyx Biosciences, Inc. (a)	29,800	977,440
Verona Pharma PLC ADR (a)	26,400	558,096
Zoetis, Inc. Class A	186,000	32,031,060
		952,145,770
TOTAL HEALTH CARE		3,051,807,611
INDUSTRIALS - 5.1%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	126,800	58,376,184
Northrop Grumman Corp.	142,800	65,088,240
Space Exploration Technologies Corp. Class A (a)(b)(c)	175,917	14,249,277
TransDigm Group, Inc.	14,400	12,876,048
		150,589,749
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	317,500	56,911,875
Zipline International, Inc. (a)(b)(c)	50,479	2,029,256
		58,941,131
Building Products - 0.4%
Carrier Global Corp. (e)	933,000	46,379,430
Toto Ltd.	415,900	12,575,323
Trane Technologies PLC	97,620	18,670,801
		77,625,554
Commercial Services & Supplies - 0.2%
Cintas Corp.	17,025	8,462,787
Clean Harbors, Inc. (a)	77,590	12,758,124
Clean TeQ Water Pty Ltd. (a)	3,117	498
Copart, Inc. (a)	160,700	14,657,447
GFL Environmental, Inc.	34,200	1,327,985
Republic Services, Inc.	23,200	3,553,544
Waste Connections, Inc. (United States)	7,700	1,100,561
		41,860,946
Construction & Engineering - 0.1%
Larsen & Toubro Ltd.	40,600	1,227,362
Quanta Services, Inc.	78,733	15,467,098
		16,694,460
Electrical Equipment - 0.4%
AMETEK, Inc.	86,900	14,067,372
Eaton Corp. PLC	174,200	35,031,620
Hubbell, Inc. Class B	73,357	24,322,247
nVent Electric PLC	84,100	4,345,447
Prysmian SpA	28,300	1,182,123
		78,948,809
Ground Transportation - 0.6%
Canadian Pacific Kansas City Ltd.	504,300	40,732,289
J.B. Hunt Transport Services, Inc.	43,841	7,936,536
Old Dominion Freight Lines, Inc.	155,320	57,429,570
Uber Technologies, Inc. (a)	182,100	7,861,257
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	24,400	61,711
		114,021,363
Industrial Conglomerates - 0.5%
General Electric Co.	922,677	101,356,068
Machinery - 1.3%
Caterpillar, Inc.	88,800	21,849,240
Crane Nxt Co.	9,200	519,248
Deere & Co.	118,600	48,055,534
Fortive Corp.	77,000	5,757,290
Indutrade AB	46,600	1,049,492
Otis Worldwide Corp.	386,700	34,420,167
PACCAR, Inc.	735,195	61,499,062
Parker Hannifin Corp.	189,500	73,912,580
		247,062,613
Passenger Airlines - 0.1%
Copa Holdings SA Class A	20,400	2,255,832
Ryanair Holdings PLC sponsored ADR (a)	90,200	9,976,120
		12,231,952
Professional Services - 0.0%
Thomson Reuters Corp.	14,665	1,979,983
Verisk Analytics, Inc.	36,300	8,204,889
		10,184,872
Trading Companies & Distributors - 0.4%
United Rentals, Inc.	24,600	10,956,102
W.W. Grainger, Inc.	87,632	69,105,719
		80,061,821
TOTAL INDUSTRIALS		989,579,338
INFORMATION TECHNOLOGY - 30.6%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	266,174	43,136,158
Cisco Systems, Inc.	1,211,100	62,662,314
Motorola Solutions, Inc.	11,900	3,490,032
		109,288,504
Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp. Class A	2,797,131	237,616,278
CDW Corp.	114,316	20,976,986
Jabil, Inc.	63,800	6,885,934
		265,479,198
IT Services - 0.8%
Accenture PLC Class A	441,397	136,206,286
Cloudflare, Inc. (a)	1,000	65,370
Gartner, Inc. (a)	14,691	5,146,404
MongoDB, Inc. Class A (a)	14,700	6,041,553
Okta, Inc. (a)	53,700	3,724,095
Shopify, Inc. Class A (a)	95,500	6,172,266
X Holdings Corp. Class A (c)	55,300	2,141,216
		159,497,190
Semiconductors & Semiconductor Equipment - 9.2%
Advanced Micro Devices, Inc. (a)	899,273	102,436,187
Advantest Corp.	23,900	3,218,948
Allegro MicroSystems LLC (a)	82,200	3,710,508
Analog Devices, Inc.	703,339	137,017,471
Applied Materials, Inc.	32,400	4,683,096
ASML Holding NV (depository receipt)	97,900	70,953,025
Broadcom, Inc.	198,400	172,098,112
First Solar, Inc. (a)	63,000	11,975,670
KLA Corp.	215,000	104,279,300
Lam Research Corp.	133,200	85,628,952
Lattice Semiconductor Corp. (a)	290,981	27,954,545
Microchip Technology, Inc.	13,900	1,245,301
Monolithic Power Systems, Inc.	92,450	49,944,264
NVIDIA Corp.	1,816,640	768,475,053
NXP Semiconductors NV	42,600	8,719,368
ON Semiconductor Corp. (a)	1,357,696	128,410,888
Qualcomm, Inc.	483,717	57,581,672
Synaptics, Inc. (a)	20,156	1,720,919
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	353,600	35,685,312
Texas Instruments, Inc.	63,600	11,449,272
		1,787,187,863
Software - 12.5%
Adobe, Inc. (a)	217,200	106,208,628
ANSYS, Inc. (a)	3,200	1,056,864
Autodesk, Inc. (a)	103,200	21,115,752
Cadence Design Systems, Inc. (a)	627,121	147,072,417
Check Point Software Technologies Ltd. (a)	44,000	5,527,280
Clear Secure, Inc. (e)	189,247	4,384,853
Dynatrace, Inc. (a)	160,800	8,276,376
Fortinet, Inc. (a)	1,771,028	133,872,007
HubSpot, Inc. (a)	7,600	4,043,884
Intuit, Inc.	7,532	3,451,087
Microsoft Corp.	5,040,300	1,716,423,762
Palo Alto Networks, Inc. (a)	47,400	12,111,174
Roper Technologies, Inc.	86,500	41,589,200
Salesforce, Inc. (a)	788,538	166,586,538
Samsara, Inc. (a)	9,400	260,474
ServiceNow, Inc. (a)	32,502	18,265,149
Stripe, Inc. Class B (a)(b)(c)	74,500	1,499,685
Synopsys, Inc. (a)	103,200	44,934,312
Tanium, Inc. Class B (a)(b)(c)	350,002	2,765,016
		2,439,444,458
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	6,120,700	1,187,232,179
Dell Technologies, Inc.	24,627	1,332,567
Samsung Electronics Co. Ltd.	20,950	1,153,646
		1,189,718,392
TOTAL INFORMATION TECHNOLOGY		5,950,615,605
MATERIALS - 2.1%
Chemicals - 0.1%
Air Products & Chemicals, Inc.	31,600	9,465,148
Corteva, Inc.	37,300	2,137,290
Linde PLC	9,200	3,505,936
Sherwin-Williams Co.	14,335	3,806,229
Westlake Corp.	76,956	9,193,933
		28,108,536
Construction Materials - 0.0%
Vulcan Materials Co.	16,100	3,629,584
Metals & Mining - 2.0%
Agnico Eagle Mines Ltd. (Canada)	19,100	953,738
B2Gold Corp.	1,582,473	5,638,251
Barrick Gold Corp. (Canada)	109,309	1,849,115
Cleveland-Cliffs, Inc. (a)	288,100	4,828,556
Franco-Nevada Corp.	776,455	110,664,253
Freeport-McMoRan, Inc.	1,211,872	48,474,880
Glencore PLC	695,000	3,940,571
Ivanhoe Electric, Inc.	70,900	924,536
Ivanhoe Mines Ltd. (a)	1,893,900	17,298,502
Lundin Gold, Inc.	4,600	55,037
Newcrest Mining Ltd.	63,403	1,131,009
Novagold Resources, Inc. (a)	62,678	248,394
Nucor Corp.	523,187	85,792,204
Orla Mining Ltd. (a)	1,224,700	5,140,088
POSCO sponsored ADR (e)	5,502	406,873
Steel Dynamics, Inc.	753,731	82,103,918
Wheaton Precious Metals Corp.	304,336	13,161,283
		382,611,208
TOTAL MATERIALS		414,349,328
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Equity Commonwealth	138,400	2,803,984
VICI Properties, Inc.	18,800	590,884
		3,394,868
UTILITIES - 0.6%
Electric Utilities - 0.6%
Constellation Energy Corp.	237,556	21,748,252
NextEra Energy, Inc.	1,100,000	81,620,000
PG&E Corp. (a)	722,100	12,477,888
		115,846,140
TOTAL COMMON STOCKS (Cost $9,449,251,430)		18,804,841,498

Preferred Stocks - 0.5%
	Shares	Value ($)
Convertible Preferred Stocks - 0.4%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	60,761	13,722,264
Reddit, Inc.:
Series E(a)(b)(c)	27,000	933,930
Series F(a)(b)(c)	85,531	2,958,517
		17,614,711
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	52,367	116,778
Series C(a)(b)(c)	206,059	459,512
Series D(a)(b)(c)	277,030	617,777
		1,194,067
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	2,500	768,575

TOTAL CONSUMER DISCRETIONARY		1,962,642

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	5,376	487,119
Series H(a)(b)(c)	6,820	617,960
		1,105,079
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(b)(c)	22,172	190,679

TOTAL CONSUMER STAPLES		1,295,758

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (a)(b)(c)	65,587	1,577,367

HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	515,200	2,184,448

Health Care Providers & Services - 0.0%
Lyra Health, Inc.:
Series E(a)(b)(c)	229,170	3,831,722
Series F(a)(b)(c)	6,800	113,696
Somatus, Inc. Series E (a)(b)(c)	1,539	1,559,407
		5,504,825
TOTAL HEALTH CARE		7,689,273

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Relativity Space, Inc. Series E (a)(b)(c)	208,655	3,670,241
Space Exploration Technologies Corp. Series N (a)(b)(c)	39,568	32,050,080
		35,720,321
Air Freight & Logistics - 0.0%
Zipline International, Inc.:
Series E(a)(b)(c)	132,331	5,319,706
Series F(c)	90,550	3,640,110
		8,959,816
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (a)(b)(c)	26,772	2,902,353

TOTAL INDUSTRIALS		47,582,490

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Moloco, Inc. Series A (b)(c)	44,901	2,694,060
Nuro, Inc.:
Series C(a)(b)(c)	305,791	1,941,773
Series D(a)(b)(c)	63,961	406,152
Stripe, Inc.:
Series H(a)(b)(c)	30,400	611,952
Series I(b)(c)	203,647	4,099,414
Tenstorrent, Inc. Series C1 (a)(b)(c)	32,500	1,916,850
		11,670,201
TOTAL CONVERTIBLE PREFERRED STOCKS		89,392,442
Nonconvertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	865,800	11,974,014

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series E (a)(b)(c)	103,462	2,488,261

TOTAL NONCONVERTIBLE PREFERRED STOCKS		14,462,275
TOTAL PREFERRED STOCKS (Cost $86,761,848)		103,854,717

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(h) (Cost $1,810,000)	1,810,000	1,795,520

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (i)	567,703,424	567,816,964
Fidelity Securities Lending Cash Central Fund 5.14% (i)(j)	10,528,997	10,530,050
TOTAL MONEY MARKET FUNDS (Cost $578,342,106)		578,347,014

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $10,116,165,384)	19,488,838,749
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(51,161,818)
NET ASSETS - 100.0%	19,437,676,931

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $160,321,042 or 0.8% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,122,285 or 0.0% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Beta Technologies, Inc. Series B, 6.00%	4/04/22	2,762,067

Bowery Farming, Inc. Series C1	5/18/21	1,335,847

ByteDance Ltd. Series E1	11/18/20	6,657,837

Circle Internet Financial Ltd. Series E	5/11/21	1,679,200

Circle Internet Financial Ltd. Series F	5/09/22	2,763,836

Discord, Inc. Series I	9/15/21	1,376,561

ElevateBio LLC Series C	3/09/21	2,161,264

Epic Games, Inc.	7/13/20 - 7/30/20	10,838,175

Fanatics, Inc. Class A	8/13/20 - 12/15/21	7,999,410

GoBrands, Inc. Series G	3/02/21	1,342,480

GoBrands, Inc. Series H	7/22/21	2,649,506

Lyra Health, Inc. Series E	1/14/21	2,098,418

Lyra Health, Inc. Series F	6/04/21	106,790

Moloco, Inc. Series A	6/26/23	2,694,060

Nuro, Inc. Series C	10/30/20	3,991,979

Nuro, Inc. Series D	10/29/21	1,333,313

Rad Power Bikes, Inc.	1/21/21	1,937,611

Rad Power Bikes, Inc. Series A	1/21/21	252,610

Rad Power Bikes, Inc. Series C	1/21/21	993,996

Rad Power Bikes, Inc. Series D	9/17/21	2,655,000

Reddit, Inc. Series E	5/18/21	1,146,803

Reddit, Inc. Series F	8/11/21	5,285,337

Relativity Space, Inc. Series E	5/27/21	4,764,658

Somatus, Inc. Series E	1/31/22	1,342,985

Space Exploration Technologies Corp. Class A	2/16/21 - 5/24/22	10,018,108

Space Exploration Technologies Corp. Series N	8/04/20	10,683,360

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	5,186,912

Stripe, Inc. Class B	5/18/21	2,989,564

Stripe, Inc. Series H	3/15/21	1,219,800

Stripe, Inc. Series I	3/20/23 - 5/12/23	4,100,257

Tanium, Inc. Class B	9/18/20	3,988,343

Tenstorrent, Inc. Series C1	4/23/21	1,932,265

Tenstorrent, Inc. 0%	4/23/21	1,810,000

Veterinary Emergency Group LLC Class A	9/16/21 - 12/16/22	5,409,747

Zipline International, Inc.	10/12/21	1,817,244

Zipline International, Inc. Series E	12/21/20	4,317,881

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	685,462,015	2,152,718,537	2,270,363,587	11,738,769	-	(1)	567,816,964	1.4%
Fidelity Securities Lending Cash Central Fund 5.14%	7,160,500	277,063,701	273,694,151	28,821	-	-	10,530,050	0.0%
Total	692,622,515	2,429,782,238	2,544,057,738	11,767,590	-	(1)	578,347,014

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,733,295,628	2,702,411,975	-	30,883,653
Consumer Discretionary	1,680,379,461	1,617,015,222	42,666,760	20,697,479
Consumer Staples	703,244,300	674,849,879	27,098,663	1,295,758
Energy	814,037,081	811,173,705	2,863,376	-
Financials	2,385,204,891	2,359,120,684	12,215,546	13,868,661
Health Care	3,059,496,884	3,039,092,373	4,780,355	15,624,156
Industrials	1,037,161,828	959,497,622	13,803,183	63,861,023
Information Technology	5,962,285,806	5,939,837,094	4,372,594	18,076,118
Materials	414,349,328	409,277,748	5,071,580	-
Real Estate	3,394,868	3,394,868	-	-
Utilities	115,846,140	115,846,140	-	-

Preferred Securities	1,795,520	-	-	1,795,520

Money Market Funds	578,347,014	578,347,014	-	-
Total Investments in Securities:	19,488,838,749	19,209,864,324	112,872,057	166,102,368
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,407,799) - See accompanying schedule:
Unaffiliated issuers (cost $9,537,823,278)	$18,910,491,735
Fidelity Central Funds (cost $578,342,106)	578,347,014

Total Investment in Securities (cost $10,116,165,384)		$19,488,838,749
Foreign currency held at value (cost $10,614,413)		10,614,409
Receivable for investments sold		26,772,786
Receivable for fund shares sold		2,151,733
Dividends receivable		8,562,176
Distributions receivable from Fidelity Central Funds		2,243,797
Other receivables		798,778
Total assets		19,539,982,428
Liabilities
Payable for investments purchased	$61,933,868
Payable for fund shares redeemed	17,564,967
Accrued management fee	8,331,643
Distribution and service plan fees payable	1,667,706
Other affiliated payables	1,259,890
Other payables and accrued expenses	1,021,298
Collateral on securities loaned	10,526,125
Total Liabilities		102,305,497
Net Assets		$19,437,676,931
Net Assets consist of:
Paid in capital		$9,796,312,973
Total accumulated earnings (loss)		9,641,363,958
Net Assets		$19,437,676,931

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($8,242,102,548 ÷ 181,514,594 shares)		$45.41
Service Class :
Net Asset Value , offering price and redemption price per share ($1,540,614,580 ÷ 34,171,337 shares)		$45.08
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($7,535,146,777 ÷ 172,308,891 shares)		$43.73
Investor Class :
Net Asset Value , offering price and redemption price per share ($2,119,813,026 ÷ 47,099,478 shares)		$45.01

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$97,949,752
Interest		260
Income from Fidelity Central Funds (including $28,821 from security lending)		11,767,590
Total Income		109,717,602
Expenses
Management fee	$47,411,445
Transfer agent fees	6,422,533
Distribution and service plan fees	9,438,934
Accounting fees	746,894
Custodian fees and expenses	91,878
Independent trustees' fees and expenses	60,086
Audit	47,034
Legal	32,688
Miscellaneous	51,380
Total expenses before reductions	64,302,872
Expense reductions	(403,743)
Total expenses after reductions		63,899,129
Net Investment income (loss)		45,818,473
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $154,757)	264,858,084
Foreign currency transactions	(36,197)
Total net realized gain (loss)		264,821,887
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $158,940)	3,135,241,741
Fidelity Central Funds	(1)
Unfunded commitments	491,561
Assets and liabilities in foreign currencies	4,891
Total change in net unrealized appreciation (depreciation)		3,135,738,192
Net gain (loss)		3,400,560,079
Net increase (decrease) in net assets resulting from operations		$3,446,378,552

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,818,473	$75,139,230
Net realized gain (loss)	264,821,887	925,407,677
Change in net unrealized appreciation (depreciation)	3,135,738,192	(7,479,141,889)
Net increase (decrease) in net assets resulting from operations	3,446,378,552	(6,478,594,982)
Distributions to shareholders	(170,228,692)	(993,733,960)

Share transactions - net increase (decrease)	(709,094,561)	(551,713,564)
Total increase (decrease) in net assets	2,567,055,299	(8,024,042,506)

Net Assets
Beginning of period	16,870,621,632	24,894,664,138
End of period	$19,437,676,931	$16,870,621,632

VIP Contrafund℠ Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$37.88	$54.35	$48.17	$37.17	$32.13	$37.94
Income from Investment Operations
Net investment income (loss) A,B	.13	.22	.04	.07	.16	.23
Net realized and unrealized gain (loss)	7.78	(14.37)	12.88	11.24	9.15	(2.50)
Total from investment operations	7.91	(14.15)	12.92	11.31	9.31	(2.27)
Distributions from net investment income	-	(.22)	(.02) C	(.10)	(.16)	(.26)
Distributions from net realized gain	(.38)	(2.09)	(6.72) C	(.21)	(4.11)	(3.28)
Total distributions	(.38)	(2.32) D	(6.74)	(.31)	(4.27)	(3.54)
Net asset value, end of period	$45.41	$37.88	$54.35	$48.17	$37.17	$32.13
Total Return E,F,G	21.01%	(26.31)%	27.83%	30.57%	31.58%	(6.38)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.60% J	.60%	.60%	.61%	.61%	.62%
Expenses net of fee waivers, if any	.59% J	.60%	.60%	.61%	.61%	.62%
Expenses net of all reductions	.59% J	.60%	.60%	.61%	.61%	.61%
Net investment income (loss)	.62% J	.50%	.08%	.17%	.48%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$8,242,103	$7,255,740	$10,409,645	$8,916,447	$6,919,369	$6,240,295
Portfolio turnover rate K	35% J	38%	34%	39%	37%	111%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Contrafund℠ Portfolio Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$37.63	$54.00	$47.89	$36.96	$31.97	$37.77
Income from Investment Operations
Net investment income (loss) A,B	.11	.17	(.01)	.03	.13	.19
Net realized and unrealized gain (loss)	7.72	(14.27)	12.80	11.17	9.10	(2.48)
Total from investment operations	7.83	(14.10)	12.79	11.20	9.23	(2.29)
Distributions from net investment income	-	(.18)	(.01) C	(.06)	(.13)	(.22)
Distributions from net realized gain	(.38)	(2.09)	(6.67) C	(.21)	(4.11)	(3.28)
Total distributions	(.38)	(2.27)	(6.68)	(.27)	(4.24)	(3.51) D
Net asset value, end of period	$45.08	$37.63	$54.00	$47.89	$36.96	$31.97
Total Return E,F,G	20.94%	(26.38)%	27.71%	30.43%	31.45%	(6.49)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.70% J	.70%	.70%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.69% J	.70%	.70%	.71%	.71%	.72%
Expenses net of all reductions	.69% J	.70%	.70%	.71%	.71%	.71%
Net investment income (loss)	.52% J	.40%	(.02)%	.07%	.38%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$1,540,615	$1,326,910	$2,001,479	$1,734,783	$1,493,164	$1,324,859
Portfolio turnover rate K	35% J	38%	34%	39%	37%	111%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Contrafund℠ Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$36.54	$52.51	$46.73	$36.10	$31.31	$37.05
Income from Investment Operations
Net investment income (loss) A,B	.07	.11	(.08)	(.03)	.08	.14
Net realized and unrealized gain (loss)	7.50	(13.87)	12.46	10.90	8.89	(2.44)
Total from investment operations	7.57	(13.76)	12.38	10.87	8.97	(2.30)
Distributions from net investment income	-	(.11)	- C,D	(.03)	(.07)	(.16)
Distributions from net realized gain	(.38)	(2.09)	(6.60) D	(.21)	(4.11)	(3.28)
Total distributions	(.38)	(2.21) E	(6.60)	(.24)	(4.18)	(3.44)
Net asset value, end of period	$43.73	$36.54	$52.51	$46.73	$36.10	$31.31
Total Return F,G,H	20.85%	(26.49)%	27.51%	30.23%	31.27%	(6.64)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.85% K	.85%	.85%	.86%	.86%	.87%
Expenses net of fee waivers, if any	.84% K	.85%	.85%	.86%	.86%	.87%
Expenses net of all reductions	.84% K	.85%	.85%	.86%	.86%	.86%
Net investment income (loss)	.37% K	.25%	(.17)%	(.08)%	.23%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$7,535,147	$6,472,771	$9,861,435	$8,379,335	$8,038,646	$6,979,731
Portfolio turnover rate L	35% K	38%	34%	39%	37%	111%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Contrafund℠ Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$37.56	$53.92	$47.83	$36.91	$31.93	$37.74
Income from Investment Operations
Net investment income (loss) A,B	.11	.18	- C	.04	.14	.20
Net realized and unrealized gain (loss)	7.72	(14.26)	12.78	11.16	9.08	(2.49)
Total from investment operations	7.83	(14.08)	12.78	11.20	9.22	(2.29)
Distributions from net investment income	-	(.19)	(.01) D	(.07)	(.14)	(.23)
Distributions from net realized gain	(.38)	(2.09)	(6.68) D	(.21)	(4.11)	(3.28)
Total distributions	(.38)	(2.28)	(6.69)	(.28)	(4.24) E	(3.52) E
Net asset value, end of period	$45.01	$37.56	$53.92	$47.83	$36.91	$31.93
Total Return F,G,H	20.98%	(26.38)%	27.74%	30.48%	31.49%	(6.49)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.68% K	.68%	.67%	.69%	.69%	.70%
Expenses net of fee waivers, if any	.67% K	.67%	.67%	.69%	.69%	.69%
Expenses net of all reductions	.67% K	.67%	.67%	.68%	.69%	.69%
Net investment income (loss)	.54% K	.43%	.01%	.09%	.40%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$2,119,813	$1,815,201	$2,622,106	$2,101,100	$1,716,187	$1,402,867
Portfolio turnover rate L	35% K	38%	34%	39%	37%	111%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Contrafund Portfolio	$769,022

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred Trustee compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,477,893,568
Gross unrealized depreciation	(133,492,034)
Net unrealized appreciation (depreciation)	$9,344,401,534
Tax cost	$10,144,437,215

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
VIP Contrafund Portfolio	7,934,883.04

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Contrafund Portfolio	3,033,847,724	3,696,537,558
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .52% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$713,712
Service Class 2	8,725,222
$9,438,934

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Initial Class	$2,429,948.06
Service Class	449,638.06
Service Class 2	2,198,756.06
Investor Class	1,344,191.14
	$6,422,533

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Contrafund Portfolio	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Contrafund Portfolio	$36,161

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Contrafund Portfolio	101,236,861	181,583,748	18,040,609
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Contrafund Portfolio	$17,159
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Contrafund Portfolio	$3,040	$-	$-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $403,743.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Contrafund Portfolio
Distributions to shareholders
Initial Class	$71,948,292	$427,834,614
Service Class	13,326,343	78,033,095
Service Class 2	67,015,734	381,182,952
Investor Class	17,938,323	106,683,299
Total	$170,228,692	$993,733,960
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Contrafund Portfolio
Initial Class
Shares sold	1,911,232	8,378,273	$78,020,279	$363,798,629
Reinvestment of distributions	1,792,434	10,481,286	71,948,292	427,834,614
Shares redeemed	(13,748,966)	(18,832,607)	(567,098,727)	(811,370,836)
Net increase (decrease)	(10,045,300)	26,952	$(417,130,156)	$(19,737,593)
Service Class
Shares sold	698,775	1,591,965	$28,370,800	$69,369,182
Reinvestment of distributions	334,245	1,919,691	13,326,343	78,033,095
Shares redeemed	(2,124,293)	(5,310,438)	(87,532,086)	(225,918,720)
Net increase (decrease)	(1,091,273)	(1,798,782)	$(45,834,943)	$(78,516,443)
Service Class 2
Shares sold	8,381,321	11,049,242	$330,786,229	$459,094,624
Reinvestment of distributions	1,732,120	9,646,091	67,015,734	381,182,952
Shares redeemed	(14,962,727)	(31,323,576)	(594,986,110)	(1,277,383,639)
Net increase (decrease)	(4,849,286)	(10,628,243)	$(197,184,147)	$(437,106,063)
Investor Class
Shares sold	548,710	1,027,613	$22,821,218	$45,322,045
Reinvestment of distributions	450,712	2,633,470	17,938,323	106,683,299
Shares redeemed	(2,227,279)	(3,966,429)	(89,704,856)	(168,358,809)
Net increase (decrease)	(1,227,857)	(305,346)	$(48,945,315)	$(16,353,465)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Contrafund Portfolio	16%	2	23%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
VIP Contrafund℠ Portfolio
Initial Class	.59%
Actual		$ 1,000	$ 1,210.10	$ 3.23
Hypothetical- B		$ 1,000	$ 1,021.87	$ 2.96
Service Class	.69%
Actual		$ 1,000	$ 1,209.40	$ 3.78
Hypothetical- B		$ 1,000	$ 1,021.37	$ 3.46
Service Class 2	.84%
Actual		$ 1,000	$ 1,208.50	$ 4.60
Hypothetical- B		$ 1,000	$ 1,020.63	$ 4.21
Investor Class	.67%
Actual		$ 1,000	$ 1,209.80	$ 3.67
Hypothetical- B		$ 1,000	$ 1,021.47	$ 3.36

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
VIP Contrafund Portfolio
At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.705691.125
VIPCON-SANN-0823
Fidelity® Variable Insurance Products:

VIP Disciplined Small Cap Portfolio

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Super Micro Computer, Inc.	1.0
SPS Commerce, Inc.	0.7
Atkore, Inc.	0.7
Murphy Oil Corp.	0.7
Belden, Inc.	0.7
Lantheus Holdings, Inc.	0.7
Option Care Health, Inc.	0.7
Installed Building Products, Inc.	0.7
EnerSys	0.7
ExlService Holdings, Inc.	0.7
7.3

Market Sectors (% of Fund's net assets)

Industrials	17.1
Information Technology	15.0
Health Care	14.5
Financials	13.4
Consumer Discretionary	11.7
Energy	6.6
Real Estate	4.9
Materials	4.6
Communication Services	3.3
Consumer Staples	2.6
Utilities	1.7

Asset Allocation (% of Fund's net assets)

Futures - 4.2%

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 95.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.0%
Bandwidth, Inc. (a)	55,490	759,103
Cogent Communications Group, Inc.	28,106	1,891,253
Ooma, Inc. (a)	47,585	712,347
		3,362,703
Entertainment - 0.5%
Lions Gate Entertainment Corp.:
Class A (a)	90,188	796,360
Class B (a)	103,296	862,522
Madison Square Garden Entertainment Corp.	5,308	178,455
		1,837,337
Interactive Media & Services - 1.3%
Eventbrite, Inc. (a)(b)	55,210	527,256
TrueCar, Inc. (a)	118,439	267,672
Vimeo, Inc. (a)	219,163	902,952
Yelp, Inc. (a)	57,450	2,091,755
Zedge, Inc. (a)	11,195	25,077
Ziff Davis, Inc. (a)	5,300	371,318
		4,186,030
Media - 0.3%
Quotient Technology, Inc. (a)	171,621	659,025
TechTarget, Inc. (a)	5,141	160,039
TEGNA, Inc.	12,775	207,466
		1,026,530
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	71,255	586,429
TOTAL COMMUNICATION SERVICES		10,999,029
CONSUMER DISCRETIONARY - 11.7%
Automobile Components - 0.7%
Cooper-Standard Holding, Inc. (a)	3,896	55,557
Luminar Technologies, Inc. (a)(b)	11,300	77,744
Modine Manufacturing Co. (a)	27,430	905,739
Standard Motor Products, Inc.	3,300	123,816
The Goodyear Tire & Rubber Co. (a)	55,482	758,994
Visteon Corp. (a)	2,790	400,672
		2,322,522
Automobiles - 0.5%
Winnebago Industries, Inc. (b)	25,416	1,694,993
Broadline Retail - 0.6%
ContextLogic, Inc. (a)(b)	140,660	925,543
Dillard's, Inc. Class A (b)	2,947	961,547
		1,887,090
Diversified Consumer Services - 0.9%
2U, Inc. (a)	108,690	438,021
Duolingo, Inc. (a)	11,298	1,614,936
Frontdoor, Inc. (a)	27,141	865,798
		2,918,755
Hotels, Restaurants & Leisure - 1.6%
Bloomin' Brands, Inc.	27,961	751,871
Carrols Restaurant Group, Inc. (a)	12,020	60,581
Denny's Corp. (a)	19,690	242,581
Dine Brands Global, Inc.	3,560	206,587
Everi Holdings, Inc. (a)	23,778	343,830
International Game Technology PLC	52,906	1,687,172
Texas Roadhouse, Inc. Class A	4,399	493,920
Wingstop, Inc.	8,758	1,753,001
		5,539,543
Household Durables - 3.3%
Cavco Industries, Inc. (a)	2,948	869,660
Ethan Allen Interiors, Inc.	3,225	91,203
Flexsteel Industries, Inc.	9,996	197,021
Green Brick Partners, Inc. (a)	22,111	1,255,905
Helen of Troy Ltd. (a)	2,160	233,323
Installed Building Products, Inc.	15,871	2,224,479
KB Home	27,256	1,409,408
M.D.C. Holdings, Inc.	15,579	728,630
M/I Homes, Inc. (a)	24,108	2,101,977
Meritage Homes Corp. (b)	3,777	537,354
Skyline Champion Corp. (a)	8,298	543,104
Taylor Morrison Home Corp. (a)	13,408	653,908
TRI Pointe Homes, Inc. (a)	11,300	371,318
		11,217,290
Leisure Products - 0.1%
Johnson Outdoors, Inc. Class A (b)	2,341	143,854
Nautilus, Inc. (a)	55,684	67,934
Sturm, Ruger & Co., Inc.	1,400	74,144
		285,932
Specialty Retail - 3.4%
Abercrombie & Fitch Co. Class A (a)	14,445	544,288
Asbury Automotive Group, Inc. (a)	4,785	1,150,410
CarParts.com, Inc. (a)	117,672	500,106
Group 1 Automotive, Inc.	6,144	1,585,766
Monro, Inc. (b)	3,109	126,319
Murphy U.S.A., Inc.	6,089	1,894,349
National Vision Holdings, Inc. (a)	64,263	1,560,948
Sally Beauty Holdings, Inc. (a)	32,349	399,510
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	20,324	968,845
Stitch Fix, Inc. (a)(b)	55,803	214,842
The Buckle, Inc.	6,541	226,319
The Container Store Group, Inc. (a)	40,087	125,873
The ODP Corp. (a)	31,942	1,495,524
Urban Outfitters, Inc. (a)	11,692	387,356
Winmark Corp.	300	99,741
		11,280,196
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc. (a)	14,296	1,607,442
Lakeland Industries, Inc. (b)	12,915	185,847
Rocky Brands, Inc.	4,032	84,672
Wolverine World Wide, Inc.	12,639	185,667
		2,063,628
TOTAL CONSUMER DISCRETIONARY		39,209,949
CONSUMER STAPLES - 2.6%
Beverages - 1.0%
Coca-Cola Bottling Co. Consolidated	2,986	1,899,156
Primo Water Corp.	110,718	1,388,404
		3,287,560
Consumer Staples Distribution & Retail - 0.3%
Ingles Markets, Inc. Class A	8,221	679,466
Natural Grocers by Vitamin Cottage, Inc.	12,027	147,451
PriceSmart, Inc.	1,211	89,687
Weis Markets, Inc. (b)	1,307	83,922
		1,000,526
Food Products - 0.9%
B&G Foods, Inc. Class A (b)	10,552	146,884
Cal-Maine Foods, Inc.	13,942	627,390
Hostess Brands, Inc. Class A (a)	59,230	1,499,704
Sovos Brands, Inc. (a)	33,127	647,964
		2,921,942
Household Products - 0.1%
Energizer Holdings, Inc.	11,200	376,096
Personal Care Products - 0.2%
elf Beauty, Inc. (a)	4,845	553,444
Herbalife Ltd. (a)	6,014	79,625
MediFast, Inc.	2,735	252,058
		885,127
Tobacco - 0.1%
Turning Point Brands, Inc.	10,909	261,925
TOTAL CONSUMER STAPLES		8,733,176
ENERGY - 6.6%
Energy Equipment & Services - 1.7%
Archrock, Inc.	14,043	143,941
Bristow Group, Inc. (a)	9,249	265,724
Championx Corp.	3,288	102,060
Helix Energy Solutions Group, Inc. (a)	89,470	660,289
Nabors Industries Ltd. (a)	10,422	969,559
Nabors Industries Ltd. warrants 6/11/26 (a)	5,910	67,965
Oceaneering International, Inc. (a)	6,645	124,262
Oil States International, Inc. (a)	27,980	209,011
Tidewater, Inc. (a)	26,527	1,470,657
U.S. Silica Holdings, Inc. (a)	34,012	412,566
Weatherford International PLC (a)	17,404	1,155,974
		5,582,008
Oil, Gas & Consumable Fuels - 4.9%
Ardmore Shipping Corp.	22,445	277,196
Callon Petroleum Co. (a)	25,919	908,979
Civitas Resources, Inc.	21,523	1,493,051
CONSOL Energy, Inc.	12,738	863,764
CVR Energy, Inc. (b)	23,040	690,278
Delek U.S. Holdings, Inc.	72,849	1,744,734
DHT Holdings, Inc.	14,057	119,906
Dorian LPG Ltd.	22,856	586,256
Earthstone Energy, Inc. (a)(b)	26,352	376,570
Frontline PLC (NY Shares)	11,407	165,744
International Seaways, Inc.	6,493	248,292
Kosmos Energy Ltd. (a)	102,904	616,395
Magnolia Oil & Gas Corp. Class A	36,936	771,962
Matador Resources Co.	13,542	708,517
Murphy Oil Corp.	61,942	2,372,379
Par Pacific Holdings, Inc. (a)	16,244	432,253
PBF Energy, Inc. Class A	13,401	548,637
Permian Resource Corp. Class A (b)	49,661	544,285
Scorpio Tankers, Inc.	9,757	460,823
SM Energy Co.	65,558	2,073,600
Teekay Tankers Ltd.	2,061	78,792
Vitesse Energy, Inc.	12,038	269,651
World Kinect Corp.	4,706	97,320
		16,449,384
TOTAL ENERGY		22,031,392
FINANCIALS - 13.4%
Banks - 6.5%
1st Source Corp.	8,032	336,782
Atlantic Union Bankshares Corp.	31,722	823,186
Axos Financial, Inc. (a)	19,698	776,889
BancFirst Corp.	20,873	1,920,316
Bancorp, Inc., Delaware (a)	7,362	240,369
Bank of Hawaii Corp.	9,725	400,962
Banner Corp.	12,893	563,037
Berkshire Hills Bancorp, Inc.	25,317	524,821
Cadence Bank	18,999	373,140
Capital City Bank Group, Inc.	1,334	40,874
Cathay General Bancorp	5,789	186,348
Central Pacific Financial Corp.	11,803	185,425
Community Trust Bancorp, Inc.	4,717	167,784
Financial Institutions, Inc.	10,123	159,336
First Bancorp, Puerto Rico	92,643	1,132,097
First Busey Corp.	30,346	609,955
First Commonwealth Financial Corp.	91,688	1,159,853
First Financial Bankshares, Inc.	43,182	1,230,255
Fulton Financial Corp.	76,487	911,725
Great Southern Bancorp, Inc.	15,726	797,780
Heartland Financial U.S.A., Inc.	5,296	147,600
Lakeland Financial Corp.	20,396	989,614
Mercantile Bank Corp.	1,897	52,395
Midland States Bancorp, Inc.	6,148	122,407
NBT Bancorp, Inc.	20,551	654,549
Northwest Bancshares, Inc.	32,526	344,776
OFG Bancorp	7,900	206,032
Park National Corp.	686	70,192
Peapack-Gladstone Financial Corp.	7,441	201,502
Preferred Bank, Los Angeles	10,740	590,593
Provident Financial Services, Inc.	24,852	406,082
Renasant Corp.	36,699	958,945
S&T Bancorp, Inc.	1,886	51,280
Sierra Bancorp	9,632	163,455
Simmons First National Corp. Class A	16,143	278,467
Stellar Bancorp, Inc.	15,017	343,739
Tompkins Financial Corp.	2,784	155,069
Triumph Bancorp, Inc. (a)	15,219	924,098
Trustmark Corp.	2,078	43,887
UMB Financial Corp.	11,515	701,264
Univest Corp. of Pennsylvania	8,356	151,076
Veritex Holdings, Inc.	5,824	104,424
Washington Federal, Inc.	41,731	1,106,706
WesBanco, Inc.	3,019	77,317
Westamerica Bancorp.	12,945	495,794
		21,882,197
Capital Markets - 2.6%
Assetmark Financial Holdings, Inc. (a)	34,767	1,031,189
BGC Partners, Inc. Class A	54,656	242,126
Federated Hermes, Inc.	41,205	1,477,199
Focus Financial Partners, Inc. Class A (a)	1,283	67,370
Open Lending Corp. (a)	120,473	1,266,171
Oppenheimer Holdings, Inc. Class A (non-vtg.)	6,513	261,692
Stifel Financial Corp.	26,227	1,564,965
StoneX Group, Inc. (a)	11,601	963,811
Virtus Investment Partners, Inc.	8,003	1,580,352
WisdomTree Investments, Inc.	43,534	298,643
		8,753,518
Consumer Finance - 0.9%
Bread Financial Holdings, Inc.	35,512	1,114,722
EZCORP, Inc. (non-vtg.) Class A (a)	14,451	121,099
LendingTree, Inc. (a)	18,235	403,176
PRA Group, Inc. (a)	4,034	92,177
PROG Holdings, Inc. (a)	30,206	970,217
Regional Management Corp.	7,908	241,194
		2,942,585
Financial Services - 1.2%
Compass Diversified Holdings	16,109	349,404
EVERTEC, Inc.	7,195	264,992
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	9,029	1,297,828
i3 Verticals, Inc. Class A (a)	6,728	153,802
NMI Holdings, Inc. (a)	26,935	695,462
Paysafe Ltd. (a)	37,915	382,562
StoneCo Ltd. Class A (a)	37,168	473,520
Waterstone Financial, Inc.	18,875	273,499
		3,891,069
Insurance - 1.5%
American Equity Investment Life Holding Co.	4,426	230,639
Amerisafe, Inc.	7,741	412,750
BRP Group, Inc. (a)	12,280	304,298
Employers Holdings, Inc.	14,049	525,573
Goosehead Insurance (a)	5,103	320,928
Hippo Holdings, Inc. (a)	3,000	49,590
Kinsale Capital Group, Inc.	4,767	1,783,811
Oscar Health, Inc. (a)	40,924	329,847
Selective Insurance Group, Inc.	2,712	260,216
Trupanion, Inc. (a)(b)	36,535	719,009
		4,936,661
Mortgage Real Estate Investment Trusts - 0.7%
Apollo Commercial Real Estate Finance, Inc.	29,418	333,012
Blackstone Mortgage Trust, Inc. (b)	37,596	782,373
BrightSpire Capital, Inc.	8,900	59,897
KKR Real Estate Finance Trust, Inc. (b)	78,501	955,357
TPG RE Finance Trust, Inc.	45,222	335,095
		2,465,734
TOTAL FINANCIALS		44,871,764
HEALTH CARE - 14.5%
Biotechnology - 6.7%
2seventy bio, Inc. (a)(b)	16,617	168,164
Adaptimmune Therapeutics PLC sponsored ADR (a)	54,536	50,446
Adicet Bio, Inc. (a)	25,225	61,297
Adverum Biotechnologies, Inc. (a)	95,044	151,120
Affimed NV (a)	44,681	26,728
Agenus, Inc. (a)	111,031	177,650
Agios Pharmaceuticals, Inc. (a)	1,047	29,651
Akebia Therapeutics, Inc. (a)	216,942	198,502
Akero Therapeutics, Inc. (a)	8,605	401,767
Alector, Inc. (a)	24,426	146,800
Alkermes PLC (a)	28,883	904,038
Allakos, Inc. (a)	36,544	159,332
Amicus Therapeutics, Inc. (a)	46,366	582,357
Anika Therapeutics, Inc. (a)	4,450	115,611
Annexon, Inc. (a)	29,696	104,530
Arbutus Biopharma Corp. (a)(b)	57,393	132,004
Arcellx, Inc. (a)	3,623	114,559
Arcturus Therapeutics Holdings, Inc. (a)	11,835	339,428
Arcus Biosciences, Inc. (a)	8,468	171,985
Arrowhead Pharmaceuticals, Inc. (a)	9,777	348,648
Assembly Biosciences, Inc. (a)	48,169	55,394
Astria Therapeutics, Inc. (a)	5,617	46,790
Atara Biotherapeutics, Inc. (a)	78,579	126,512
Atreca, Inc. (a)(b)	38,927	38,148
Aurinia Pharmaceuticals, Inc. (a)	5,153	49,881
Beam Therapeutics, Inc. (a)	3,351	106,997
BioCryst Pharmaceuticals, Inc. (a)	47,093	331,535
Biohaven Ltd.	14,955	357,724
bluebird bio, Inc. (a)(b)	53,547	176,170
Blueprint Medicines Corp. (a)	5,249	331,737
Bolt Biotherapeutics, Inc. (a)	27,696	35,451
BridgeBio Pharma, Inc. (a)	32,538	559,654
C4 Therapeutics, Inc. (a)	18,343	50,443
CareDx, Inc. (a)	23,399	198,892
Carisma Therapeutics, Inc. (b)	8,292	72,721
Carisma Therapeutics, Inc. rights (a)(c)	165,842	2
Catalyst Pharmaceutical Partners, Inc. (a)	24,692	331,860
Celldex Therapeutics, Inc. (a)	1,866	63,313
Cogent Biosciences, Inc. (a)	22,467	266,009
Coherus BioSciences, Inc. (a)(b)	34,247	146,235
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	1,376	10,788
Cytokinetics, Inc. (a)	7,654	249,673
CytomX Therapeutics, Inc. (a)	58,459	100,549
Deciphera Pharmaceuticals, Inc. (a)	21,861	307,803
Denali Therapeutics, Inc. (a)	10,305	304,101
Disc Medicine, Inc. (a)	3,200	142,080
Dynavax Technologies Corp. (a)	4,990	64,471
Dyne Therapeutics, Inc. (a)	19,059	214,414
Eagle Pharmaceuticals, Inc. (a)	6,814	132,464
Editas Medicine, Inc. (a)(b)	27,273	224,457
Emergent BioSolutions, Inc. (a)	23,699	174,188
Fate Therapeutics, Inc. (a)(b)	39,819	189,538
FibroGen, Inc. (a)	70,250	189,675
Fortress Biotech, Inc. (a)	29,605	16,283
Gritstone Bio, Inc. (a)(b)	42,382	82,645
Gt Biopharma, Inc. (a)(b)	17,977	5,609
Halozyme Therapeutics, Inc. (a)	14,677	529,399
Heron Therapeutics, Inc. (a)(b)	98,251	113,971
Homology Medicines, Inc. (a)(b)	22,439	19,859
ImmunoGen, Inc. (a)	53,365	1,006,998
Immunovant, Inc. (a)	10,095	191,502
Infinity Pharmaceuticals, Inc. (a)(b)	92,615	19,495
Insmed, Inc. (a)	25,432	536,615
Intellia Therapeutics, Inc. (a)	12,837	523,493
Intercept Pharmaceuticals, Inc. (a)(b)	15,411	170,446
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	4,120	43,837
Iveric Bio, Inc. (a)	10,266	403,864
Jounce Therapeutics, Inc. rights (a)(c)	67,389	1
Kalvista Pharmaceuticals, Inc. (a)	23,000	207,000
Karuna Therapeutics, Inc. (a)	1,436	311,397
Karyopharm Therapeutics, Inc. (a)(b)	94,334	168,858
Kezar Life Sciences, Inc. (a)	12,766	31,277
Kodiak Sciences, Inc. (a)	20,593	142,092
Krystal Biotech, Inc. (a)	1,543	181,148
Kura Oncology, Inc. (a)(b)	22,767	240,875
Macrogenics, Inc. (a)	29,160	156,006
Madrigal Pharmaceuticals, Inc. (a)	2,610	602,910
Mersana Therapeutics, Inc. (a)	61,430	202,105
MiMedx Group, Inc. (a)	36,265	239,712
Mustang Bio, Inc. (a)(b)	2,545	15,804
Myriad Genetics, Inc. (a)	4,030	93,415
Nurix Therapeutics, Inc. (a)	17,134	171,169
Oncternal Therapeutics, Inc. rights (a)(c)	466	0
Organogenesis Holdings, Inc. Class A (a)	30,019	99,663
ORIC Pharmaceuticals, Inc. (a)	40,740	316,142
Ovid Therapeutics, Inc. (a)	32,292	105,918
Passage Bio, Inc. (a)	21,054	19,818
Pieris Pharmaceuticals, Inc. (a)(b)	14,532	2,405
Point Biopharma Global, Inc. (a)(b)	5,800	52,548
Precigen, Inc. (a)(b)	69,772	80,238
Protagonist Therapeutics, Inc. (a)	14,239	393,281
Prothena Corp. PLC (a)	1,607	109,726
PTC Therapeutics, Inc. (a)	13,379	544,124
Puma Biotechnology, Inc. (a)	22,568	79,665
RAPT Therapeutics, Inc. (a)	4,926	92,116
Recursion Pharmaceuticals, Inc. (a)	12,472	93,166
Replimune Group, Inc. (a)	9,773	226,929
Revolution Medicines, Inc. (a)	5,462	146,109
Rigel Pharmaceuticals, Inc. (a)	67,503	87,079
Rocket Pharmaceuticals, Inc. (a)	15,293	303,872
Sage Therapeutics, Inc. (a)	3,795	178,441
Sana Biotechnology, Inc. (a)	16,900	100,724
Sangamo Therapeutics, Inc. (a)	99,372	129,184
Selecta Biosciences, Inc. (a)(b)	46,724	52,331
Surface Oncology, Inc. (a)	32,938	28,643
Sutro Biopharma, Inc. (a)	27,300	126,945
Syndax Pharmaceuticals, Inc. (a)	14,127	295,678
TG Therapeutics, Inc. (a)	13,544	336,433
Travere Therapeutics, Inc. (a)	19,858	305,019
Vanda Pharmaceuticals, Inc. (a)	25,876	170,523
Vaxcyte, Inc. (a)	7,479	373,501
Veracyte, Inc. (a)(b)	2,355	59,982
Vericel Corp. (a)	1,803	67,739
Vir Biotechnology, Inc. (a)	5,202	127,605
Voyager Therapeutics, Inc. (a)	24,687	282,666
Xbiotech, Inc. (a)	7,080	42,055
Xencor, Inc. (a)	3,131	78,181
Y-mAbs Therapeutics, Inc. (a)	12,500	84,875
Zentalis Pharmaceuticals, Inc. (a)	10,807	304,865
Zymeworks, Inc.	9,000	77,760
		22,438,020
Health Care Equipment & Supplies - 3.7%
Accuray, Inc. (a)(b)	193,251	747,881
Alphatec Holdings, Inc. (a)	9,047	162,665
Artivion, Inc. (a)	26,476	455,122
Atricure, Inc. (a)	20,820	1,027,675
Avanos Medical, Inc. (a)	55,280	1,412,957
Cerus Corp. (a)	137,717	338,784
Embecta Corp.	3,403	73,505
Figs, Inc. Class A (a)(b)	11,164	92,326
Inari Medical, Inc. (a)(b)	11,462	666,401
IRadimed Corp.	3,035	144,891
Lantheus Holdings, Inc. (a)	26,838	2,252,245
LivaNova PLC (a)	5,079	261,213
Merit Medical Systems, Inc. (a)	26,345	2,203,496
Omnicell, Inc. (a)	6,769	498,672
SurModics, Inc. (a)	16,489	516,271
Tactile Systems Technology, Inc. (a)(b)	14,452	360,288
Zimvie, Inc. (a)	102,388	1,149,817
		12,364,209
Health Care Providers & Services - 1.9%
23andMe Holding Co. Class A (a)(b)	202,945	355,154
Addus HomeCare Corp. (a)	4,671	433,002
AMN Healthcare Services, Inc. (a)(b)	7,042	768,423
Invitae Corp. (a)(b)	202,837	229,206
National Healthcare Corp.	10,084	623,393
Option Care Health, Inc. (a)	68,633	2,229,886
Patterson Companies, Inc.	42,083	1,399,681
The Ensign Group, Inc.	2,881	275,020
		6,313,765
Health Care Technology - 0.6%
Computer Programs & Systems, Inc. (a)	7,816	192,977
Health Catalyst, Inc. (a)	4,334	54,175
HealthStream, Inc.	25,444	624,905
Nextgen Healthcare, Inc. (a)	35,875	581,893
Phreesia, Inc. (a)	17,433	540,597
		1,994,547
Life Sciences Tools & Services - 0.4%
Adaptive Biotechnologies Corp. (a)	39,794	267,018
Codexis, Inc. (a)	29,133	81,572
Medpace Holdings, Inc. (a)	1,465	351,849
Nanostring Technologies, Inc. (a)	30,872	125,032
Pacific Biosciences of California, Inc. (a)(b)	16,970	225,701
Phenomex, Inc. (a)	31,654	15,510
Quanterix Corp. (a)	9,280	209,264
		1,275,946
Pharmaceuticals - 1.2%
Amneal Pharmaceuticals, Inc. (a)	42,303	131,139
Amphastar Pharmaceuticals, Inc. (a)	9,800	563,206
Amylyx Pharmaceuticals, Inc. (a)	2,410	51,984
Arvinas Holding Co. LLC (a)	6,451	160,114
Atea Pharmaceuticals, Inc. (a)	21,416	80,096
Axsome Therapeutics, Inc. (a)	2,282	163,985
Cara Therapeutics, Inc. (a)	54,590	154,490
Corcept Therapeutics, Inc. (a)(b)	16,923	376,537
Esperion Therapeutics, Inc. (a)	75,500	104,945
Intra-Cellular Therapies, Inc. (a)	10,840	686,389
NGM Biopharmaceuticals, Inc. (a)	15,944	41,295
Odonate, Inc. (a)(b)	39,639	65,404
Pacira Biosciences, Inc. (a)	3,659	146,616
Phathom Pharmaceuticals, Inc. (a)	12,901	184,742
Prestige Brands Holdings, Inc. (a)	10,847	644,637
Reata Pharmaceuticals, Inc. (a)	1,864	190,053
Relmada Therapeutics, Inc. (a)	29,525	72,632
Revance Therapeutics, Inc. (a)	5,635	142,622
Supernus Pharmaceuticals, Inc. (a)	4,900	147,294
WAVE Life Sciences (a)	22,804	83,007
		4,191,187
TOTAL HEALTH CARE		48,577,674
INDUSTRIALS - 17.1%
Aerospace & Defense - 0.8%
Aerojet Rocketdyne Holdings, Inc. (a)	2,176	119,397
Astronics Corp. (a)	21,700	430,962
Park Aerospace Corp.	6,097	84,139
Parsons Corp. (a)	41,656	2,005,320
		2,639,818
Air Freight & Logistics - 0.0%
Hub Group, Inc. Class A (a)	1,816	145,861
Building Products - 1.6%
Apogee Enterprises, Inc.	25,534	1,212,099
AZZ, Inc.	2,640	114,734
CSW Industrials, Inc.	1,156	192,116
Janus International Group, Inc. (a)	11,434	121,886
Jeld-Wen Holding, Inc. (a)	27,856	488,594
PGT Innovations, Inc. (a)	40,890	1,191,944
Resideo Technologies, Inc. (a)	40,826	720,987
Simpson Manufacturing Co. Ltd.	1,400	193,900
UFP Industries, Inc.	12,209	1,184,883
		5,421,143
Commercial Services & Supplies - 1.7%
ABM Industries, Inc.	7,972	340,006
ACV Auctions, Inc. Class A (a)	54,716	944,945
Brady Corp. Class A	4,109	195,465
Cimpress PLC (a)	32,823	1,952,312
Interface, Inc.	33,613	295,458
Liquidity Services, Inc. (a)	2,800	46,200
The Brink's Co.	27,683	1,877,738
		5,652,124
Construction & Engineering - 1.3%
API Group Corp. (a)	7,952	216,772
Comfort Systems U.S.A., Inc.	8,247	1,354,157
Dycom Industries, Inc. (a)	3,226	366,635
EMCOR Group, Inc.	9,560	1,766,497
MYR Group, Inc. (a)	4,984	689,487
		4,393,548
Electrical Equipment - 2.7%
Array Technologies, Inc. (a)	22,085	499,121
Atkore, Inc. (a)	15,453	2,409,741
Encore Wire Corp. (b)	6,504	1,209,289
EnerSys	20,388	2,212,506
Enovix Corp. (a)(b)	35,816	646,121
LSI Industries, Inc.	3,649	45,831
Powell Industries, Inc.	2,596	157,292
Preformed Line Products Co.	7,515	1,173,092
Regal Rexnord Corp.	1,520	233,928
Thermon Group Holdings, Inc. (a)	17,724	471,458
		9,058,379
Ground Transportation - 0.3%
Marten Transport Ltd.	44,672	960,448
TuSimple Holdings, Inc. (a)	35,360	58,698
		1,019,146
Machinery - 3.3%
Alamo Group, Inc.	1,230	226,209
Albany International Corp. Class A	1,260	117,533
Barnes Group, Inc.	33,755	1,424,123
Chart Industries, Inc. (a)	2,585	413,057
EnPro Industries, Inc.	1,562	208,574
Franklin Electric Co., Inc.	7,088	729,355
Gorman-Rupp Co.	3,702	106,729
Hillenbrand, Inc.	1,500	76,920
Hurco Companies, Inc.	10,939	236,829
Hyster-Yale Materials Handling, Inc. Class A	12,764	712,742
Kadant, Inc.	3,467	770,021
L.B. Foster Co. Class A (a)	3,644	52,036
Mueller Industries, Inc.	4,273	372,947
Mueller Water Products, Inc. Class A	49,122	797,250
Proto Labs, Inc. (a)	7,965	278,456
SPX Technologies, Inc. (a)	16,441	1,396,992
Tennant Co.	2,721	220,700
Wabash National Corp.	15,539	398,420
Watts Water Technologies, Inc. Class A	11,288	2,073,944
Xylem, Inc.	4,011	451,719
		11,064,556
Marine Transportation - 0.3%
Matson, Inc.	10,632	826,425
Passenger Airlines - 0.3%
Allegiant Travel Co. (a)	4,096	517,243
Joby Aviation, Inc. (a)	3,600	36,936
Mesa Air Group, Inc. (a)	47,931	122,224
Sun Country Airlines Holdings, Inc. (a)	10,433	234,534
		910,937
Professional Services - 3.0%
Barrett Business Services, Inc.	14,008	1,221,498
Conduent, Inc. (a)	46,373	157,668
CRA International, Inc.	5,440	554,880
CSG Systems International, Inc.	35,497	1,872,112
ExlService Holdings, Inc. (a)	14,616	2,207,893
Heidrick & Struggles International, Inc.	16,488	436,437
Huron Consulting Group, Inc. (a)	12,745	1,082,178
Insperity, Inc.	1,347	160,239
Kelly Services, Inc. Class A (non-vtg.)	2,900	51,069
Resources Connection, Inc.	3,282	51,560
TriNet Group, Inc. (a)	11,046	1,049,039
Ttec Holdings, Inc.	23,563	797,372
Upwork, Inc. (a)	47,481	443,473
		10,085,418
Trading Companies & Distributors - 1.8%
Applied Industrial Technologies, Inc.	3,911	566,430
Beacon Roofing Supply, Inc. (a)	21,181	1,757,599
DXP Enterprises, Inc. (a)	1,897	69,070
Global Industrial Co.	21,003	583,253
GMS, Inc. (a)	12,437	860,640
MRC Global, Inc. (a)	17,791	179,155
Rush Enterprises, Inc. Class A	17,215	1,045,639
Titan Machinery, Inc. (a)	1,794	52,923
Transcat, Inc. (a)	1,500	127,965
Triton International Ltd.	4,144	345,029
Veritiv Corp.	2,455	308,373
		5,896,076
TOTAL INDUSTRIALS		57,113,431
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 1.2%
CommScope Holding Co., Inc. (a)	249,605	1,405,276
Extreme Networks, Inc. (a)	83,508	2,175,383
Harmonic, Inc. (a)	21,483	347,380
		3,928,039
Electronic Equipment, Instruments & Components - 3.2%
Arlo Technologies, Inc. (a)	17,877	195,038
Badger Meter, Inc.	6,139	905,871
Belden, Inc.	24,522	2,345,529
Benchmark Electronics, Inc.	33,654	869,283
Daktronics, Inc. (a)	4,376	28,006
ePlus, Inc. (a)	1,656	93,233
Fabrinet (a)	2,890	375,353
Insight Enterprises, Inc. (a)	13,561	1,984,517
Kimball Electronics, Inc. (a)	38,731	1,070,138
PC Connection, Inc.	10,939	493,349
Sanmina Corp. (a)	28,234	1,701,663
ScanSource, Inc. (a)	11,166	330,067
Vishay Intertechnology, Inc.	6,896	202,742
		10,594,789
IT Services - 0.1%
Perficient, Inc. (a)	2,539	211,575
Semiconductors & Semiconductor Equipment - 2.4%
Axcelis Technologies, Inc. (a)	9,291	1,703,319
CEVA, Inc. (a)	5,114	130,663
Diodes, Inc. (a)	20,050	1,854,425
Impinj, Inc. (a)	3,607	323,368
Lattice Semiconductor Corp. (a)	18,478	1,775,181
MaxLinear, Inc. Class A (a)	18,702	590,235
PDF Solutions, Inc. (a)	25,094	1,131,739
Photronics, Inc. (a)	27,794	716,807
		8,225,737
Software - 6.9%
8x8, Inc. (a)(b)	214,512	907,386
Blackbaud, Inc. (a)	14,479	1,030,615
BlackLine, Inc. (a)	5,135	276,366
Box, Inc. Class A (a)	16,305	479,041
CommVault Systems, Inc. (a)	22,759	1,652,759
Couchbase, Inc. (a)	5,816	92,009
Domo, Inc. Class B (a)	104,043	1,525,270
LivePerson, Inc. (a)	131,221	593,119
Liveramp Holdings, Inc. (a)	70,082	2,001,542
Pagerduty, Inc. (a)	83,872	1,885,443
Progress Software Corp.	14,929	867,375
PROS Holdings, Inc. (a)	15,955	491,414
Q2 Holdings, Inc. (a)	61,702	1,906,592
Qualys, Inc. (a)	15,517	2,004,331
Rapid7, Inc. (a)	8,493	384,563
SecureWorks Corp. (a)	18,453	133,415
Sprout Social, Inc. (a)	14,769	681,737
SPS Commerce, Inc. (a)(b)	12,940	2,485,256
Tenable Holdings, Inc. (a)	6,880	299,624
Upland Software, Inc. (a)	19,729	71,024
Varonis Systems, Inc. (a)	46,789	1,246,927
Verint Systems, Inc. (a)	6,540	229,292
Yext, Inc. (a)	87,755	992,509
Zuora, Inc. (a)	79,092	867,639
		23,105,248
Technology Hardware, Storage & Peripherals - 1.2%
IonQ, Inc. (a)	25,746	348,343
Super Micro Computer, Inc. (a)	13,467	3,356,640
Xerox Holdings Corp.	23,323	347,279
		4,052,262
TOTAL INFORMATION TECHNOLOGY		50,117,650
MATERIALS - 4.6%
Chemicals - 2.1%
AdvanSix, Inc.	4,338	151,743
American Vanguard Corp.	30,388	543,034
Avient Corp.	10,161	415,585
Balchem Corp.	1,417	191,026
Ecovyst, Inc. (a)	68,747	787,841
FutureFuel Corp.	25,866	228,914
H.B. Fuller Co.	12,359	883,792
Hawkins, Inc.	1,200	57,228
Innospec, Inc.	8,830	886,885
Minerals Technologies, Inc.	11,266	649,936
Orion SA	54,774	1,162,304
Rayonier Advanced Materials, Inc. (a)	19,537	83,618
Sensient Technologies Corp.	13,990	995,109
		7,037,015
Construction Materials - 0.2%
Summit Materials, Inc.	22,157	838,642
Containers & Packaging - 0.5%
Greif, Inc. Class A	4,329	298,225
Myers Industries, Inc.	69,818	1,356,564
O-I Glass, Inc. (a)	5,069	108,122
		1,762,911
Metals & Mining - 1.7%
Arconic Corp. (a)	2,257	66,762
ATI, Inc. (a)	18,133	802,023
Commercial Metals Co.	33,368	1,757,159
Constellium NV (a)	30,430	523,396
Materion Corp. (b)	6,047	690,567
Olympic Steel, Inc.	1,522	74,578
Ryerson Holding Corp.	10,797	468,374
SunCoke Energy, Inc.	151,305	1,190,770
		5,573,629
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	7,490	234,587
TOTAL MATERIALS		15,446,784
REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 4.6%
Alexanders, Inc.	1,050	193,053
American Assets Trust, Inc.	39,205	752,736
Ashford Hospitality Trust, Inc. (a)	57,280	213,654
Brandywine Realty Trust (SBI)	21,725	101,021
Community Healthcare Trust, Inc.	3,462	114,315
Corporate Office Properties Trust (SBI)	35,814	850,583
EastGroup Properties, Inc.	5,183	899,769
Empire State Realty Trust, Inc.	52,374	392,281
Equity Commonwealth	8,137	164,856
Essential Properties Realty Trust, Inc.	70,578	1,661,406
Four Corners Property Trust, Inc.	26,066	662,076
Global Medical REIT, Inc.	59,857	546,494
Global Net Lease, Inc.	53,524	550,227
LXP Industrial Trust (REIT)	80,693	786,757
National Storage Affiliates Trust	39,955	1,391,633
Outfront Media, Inc.	42,109	661,953
Paramount Group, Inc. (b)	32,828	145,428
Phillips Edison & Co., Inc.	37,449	1,276,262
Piedmont Office Realty Trust, Inc. Class A	8,335	60,595
Retail Opportunity Investments Corp.	28,807	389,183
RPT Realty	7,011	73,265
Ryman Hospitality Properties, Inc.	18,903	1,756,467
SITE Centers Corp.	11,919	157,569
Summit Hotel Properties, Inc.	19,988	130,122
Terreno Realty Corp.	20,714	1,244,911
Universal Health Realty Income Trust (SBI)	8,508	404,811
		15,581,427
Real Estate Management & Development - 0.3%
Anywhere Real Estate, Inc. (a)	40,454	270,233
Cushman & Wakefield PLC (a)	84,782	693,517
eXp World Holdings, Inc. (b)	3,608	73,170
		1,036,920
TOTAL REAL ESTATE		16,618,347
UTILITIES - 1.7%
Electric Utilities - 0.8%
Allete, Inc.	13,769	798,189
MGE Energy, Inc.	11,340	897,107
PNM Resources, Inc.	3,080	138,908
Portland General Electric Co.	19,942	933,884
		2,768,088
Independent Power and Renewable Electricity Producers - 0.5%
Altus Power, Inc. Class A (a)	21,000	113,400
Clearway Energy, Inc.:
Class A	27,064	730,728
Class C	24,100	688,296
		1,532,424
Multi-Utilities - 0.2%
Avista Corp.	4,081	160,261
Black Hills Corp.	6,783	408,744
		569,005
Water Utilities - 0.2%
American States Water Co.	8,509	740,283
TOTAL UTILITIES		5,609,800
TOTAL COMMON STOCKS (Cost $292,670,698)		319,328,996

Money Market Funds - 9.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d)	17,269,094	17,272,548
Fidelity Securities Lending Cash Central Fund 5.14% (d)(e)	14,714,024	14,715,496
TOTAL MONEY MARKET FUNDS (Cost $31,988,044)		31,988,044

TOTAL INVESTMENT IN SECURITIES - 105.0% (Cost $324,658,742)	351,317,040
NET OTHER ASSETS (LIABILITIES) - (5.0)%	(16,702,507)
NET ASSETS - 100.0%	334,614,533

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	148	Sep 2023	14,087,380	180,331	180,331

The notional amount of futures purchased as a percentage of Net Assets is 4.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	7,105,388	34,070,120	23,902,960	218,497	-	-	17,272,548	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	18,738,102	48,915,476	52,938,082	17,209	-	-	14,715,496	0.1%
Total	25,843,490	82,985,596	76,841,042	235,706	-	-	31,988,044

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	10,999,029	10,999,029	-	-
Consumer Discretionary	39,209,949	39,209,949	-	-
Consumer Staples	8,733,176	8,733,176	-	-
Energy	22,031,392	22,031,392	-	-
Financials	44,871,764	44,871,764	-	-
Health Care	48,577,674	48,577,671	-	3
Industrials	57,113,431	57,113,431	-	-
Information Technology	50,117,650	50,117,650	-	-
Materials	15,446,784	15,446,784	-	-
Real Estate	16,618,347	16,618,347	-	-
Utilities	5,609,800	5,609,800	-	-

Money Market Funds	31,988,044	31,988,044	-	-
Total Investments in Securities:	351,317,040	351,317,037	-	3
Derivative Instruments:

Assets
Futures Contracts	180,331	180,331	-	-
Total Assets	180,331	180,331	-	-
Total Derivative Instruments:	180,331	180,331	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	180,331	0
Total Equity Risk	180,331	0
Total Value of Derivatives	180,331	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,227,964) - See accompanying schedule:
Unaffiliated issuers (cost $292,670,698)	$319,328,996
Fidelity Central Funds (cost $31,988,044)	31,988,044

Total Investment in Securities (cost $324,658,742)		$351,317,040
Segregated cash with brokers for derivative instruments		837,000
Receivable for investments sold		3,243,384
Receivable for fund shares sold		154,804
Dividends receivable		310,831
Distributions receivable from Fidelity Central Funds		55,069
Receivable for daily variation margin on futures contracts		38,073
Other receivables		3,385
Total assets		355,959,586
Liabilities
Payable for investments purchased	$6,438,194
Payable for fund shares redeemed	16,156
Accrued management fee	98,322
Distribution and service plan fees payable	4,621
Other affiliated payables	44,590
Other payables and accrued expenses	30,835
Collateral on securities loaned	14,712,335
Total Liabilities		21,345,053
Net Assets		$334,614,533
Net Assets consist of:
Paid in capital		$323,038,931
Total accumulated earnings (loss)		11,575,602
Net Assets		$334,614,533

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($26,088,476 ÷ 1,742,327 shares)		$14.97
Service Class :
Net Asset Value , offering price and redemption price per share ($221,399 ÷ 14,729 shares)		$15.03
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($23,064,730 ÷ 1,538,189 shares)		$14.99
Investor Class :
Net Asset Value , offering price and redemption price per share ($285,239,928 ÷ 19,170,528 shares)		$14.88

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$2,256,642
Income from Fidelity Central Funds (including $17,209 from security lending)		235,706
Total Income		2,492,348
Expenses
Management fee	$578,524
Transfer agent fees	205,858
Distribution and service plan fees	25,427
Accounting fees	56,888
Custodian fees and expenses	5,817
Independent trustees' fees and expenses	1,064
Audit	26,598
Legal	5,589
Miscellaneous	680
Total expenses before reductions	906,445
Expense reductions	(1,967)
Total expenses after reductions		904,478
Net Investment income (loss)		1,587,870
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	5,122,899
Futures contracts	(64,832)
Total net realized gain (loss)		5,058,067
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	24,035,056
Futures contracts	332,293
Total change in net unrealized appreciation (depreciation)		24,367,349
Net gain (loss)		29,425,416
Net increase (decrease) in net assets resulting from operations		$31,013,286

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,587,870	$2,917,184
Net realized gain (loss)	5,058,067	(18,424,598)
Change in net unrealized appreciation (depreciation)	24,367,349	(57,678,824)
Net increase (decrease) in net assets resulting from operations	31,013,286	(73,186,238)
Distributions to shareholders	(955,818)	(65,774,280)

Share transactions - net increase (decrease)	(5,235,679)	41,245,551
Total increase (decrease) in net assets	24,821,789	(97,714,967)

Net Assets
Beginning of period	309,792,744	407,507,711
End of period	$334,614,533	$309,792,744

VIP Disciplined Small Cap Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.62	$20.38	$17.27	$14.68	$13.07	$16.86
Income from Investment Operations
Net investment income (loss) A,B	.08	.14	.10	.10	.15	.14
Net realized and unrealized gain (loss)	1.31	(3.56)	3.44	2.60	2.81	(2.20)
Total from investment operations	1.39	(3.42)	3.54	2.70	2.96	(2.06)
Distributions from net investment income	(.04)	(.13)	(.08)	(.11)	(.14)	(.14)
Distributions from net realized gain	-	(3.21)	(.35)	-	(1.21)	(1.59)
Total distributions	(.04)	(3.34)	(.43)	(.11)	(1.35)	(1.73)
Net asset value, end of period	$14.97	$13.62	$20.38	$17.27	$14.68	$13.07
Total Return C,D,E	10.24%	(18.23)%	20.66%	18.45%	23.71%	(13.08)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.48% H	.49%	.57%	.60%	.59%	.60%
Expenses net of fee waivers, if any	.48% H	.49%	.57%	.60%	.59%	.60%
Expenses net of all reductions	.48% H	.49%	.57%	.60%	.59%	.60%
Net investment income (loss)	1.07% H	.96%	.48%	.77%	1.05%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$26,088	$25,329	$30,964	$23,919	$23,600	$24,285
Portfolio turnover rate I	99% H	102%	92%	57%	77%	103%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Disciplined Small Cap Portfolio Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.68	$20.45	$17.33	$14.74	$13.12	$16.91
Income from Investment Operations
Net investment income (loss) A,B	.07	.13	.08	.09	.13	.13
Net realized and unrealized gain (loss)	1.32	(3.58)	3.46	2.59	2.83	(2.21)
Total from investment operations	1.39	(3.45)	3.54	2.68	2.96	(2.08)
Distributions from net investment income	(.04)	(.11)	(.06)	(.09)	(.13)	(.12)
Distributions from net realized gain	-	(3.21)	(.35)	-	(1.21)	(1.59)
Total distributions	(.04)	(3.32)	(.42) C	(.09)	(1.34)	(1.71)
Net asset value, end of period	$15.03	$13.68	$20.45	$17.33	$14.74	$13.12
Total Return D,E,F	10.18%	(18.30)%	20.53%	18.28%	23.59%	(13.13)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.58% I	.59%	.67%	.70%	.69%	.70%
Expenses net of fee waivers, if any	.58% I	.59%	.67%	.70%	.69%	.70%
Expenses net of all reductions	.58% I	.59%	.67%	.70%	.69%	.70%
Net investment income (loss)	.97% I	.86%	.38%	.67%	.95%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$221	$201	$301	$255	$217	$193
Portfolio turnover rate J	99% I	102%	92%	57%	77%	103%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Disciplined Small Cap Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.65	$20.42	$17.30	$14.72	$13.11	$16.90
Income from Investment Operations
Net investment income (loss) A,B	.06	.10	.05	.07	.11	.10
Net realized and unrealized gain (loss)	1.32	(3.57)	3.46	2.59	2.82	(2.20)
Total from investment operations	1.38	(3.47)	3.51	2.66	2.93	(2.10)
Distributions from net investment income	(.04)	(.09)	(.03)	(.08)	(.11)	(.10)
Distributions from net realized gain	-	(3.21)	(.35)	-	(1.21)	(1.59)
Total distributions	(.04)	(3.30)	(.39) C	(.08)	(1.32)	(1.69)
Net asset value, end of period	$14.99	$13.65	$20.42	$17.30	$14.72	$13.11
Total Return D,E,F	10.10%	(18.45)%	20.39%	18.12%	23.37%	(13.29)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.73% I	.74%	.82%	.85%	.84%	.85%
Expenses net of fee waivers, if any	.73% I	.74%	.82%	.85%	.84%	.85%
Expenses net of all reductions	.73% I	.74%	.82%	.85%	.84%	.85%
Net investment income (loss)	.82% I	.71%	.23%	.52%	.80%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$23,065	$18,360	$20,389	$13,720	$9,767	$6,823
Portfolio turnover rate J	99% I	102%	92%	57%	77%	103%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Disciplined Small Cap Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.54	$20.28	$17.18	$14.61	$13.02	$16.79
Income from Investment Operations
Net investment income (loss) A,B	.07	.13	.08	.09	.13	.13
Net realized and unrealized gain (loss)	1.31	(3.54)	3.44	2.58	2.80	(2.19)
Total from investment operations	1.38	(3.41)	3.52	2.67	2.93	(2.06)
Distributions from net investment income	(.04)	(.12)	(.07)	(.10)	(.13)	(.12)
Distributions from net realized gain	-	(3.21)	(.35)	-	(1.21)	(1.59)
Total distributions	(.04)	(3.33)	(.42)	(.10)	(1.34)	(1.71)
Net asset value, end of period	$14.88	$13.54	$20.28	$17.18	$14.61	$13.02
Total Return C,D,E	10.21%	(18.29)%	20.62%	18.33%	23.55%	(13.09)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.56% H	.57%	.65%	.67%	.67%	.68%
Expenses net of fee waivers, if any	.56% H	.57%	.65%	.67%	.67%	.68%
Expenses net of all reductions	.56% H	.57%	.65%	.67%	.67%	.68%
Net investment income (loss)	.99% H	.88%	.41%	.70%	.97%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$285,240	$265,902	$355,854	$256,709	$234,625	$213,119
Portfolio turnover rate I	99% H	102%	92%	57%	77%	103%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
VIP Disciplined Small Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$60,624,537
Gross unrealized depreciation	(35,958,250)
Net unrealized appreciation (depreciation)	$24,666,287
Tax cost	$326,831,084

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(18,890,860)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Disciplined Small Cap Portfolio	154,440,599	163,978,246
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$106
Service Class 2	25,321
$25,427

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Initial Class	$8,074.06
Service Class	67.06
Service Class 2	6,381.06
Investor Class	191,336.14
	$205,858
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Disciplined Small Cap Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Disciplined Small Cap Portfolio	$19

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Disciplined Small Cap Portfolio	4,444,836	5,640,969	51,357
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Disciplined Small Cap Portfolio	$318
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Disciplined Small Cap Portfolio	$1,685	$1,857	$152,805
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,967.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Disciplined Small Cap Portfolio
Distributions to shareholders
Initial Class	$80,165	$5,556,350
Service Class	619	48,910
Service Class 2	56,797	3,286,577
Investor Class	818,237	56,882,443
Total	$955,818	$65,774,280
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Disciplined Small Cap Portfolio
Initial Class
Shares sold	127,682	350,266	$1,817,552	$5,982,816
Reinvestment of distributions	5,395	369,912	80,165	5,556,350
Shares redeemed	(250,446)	(379,820)	(3,552,873)	(5,515,135)
Net increase (decrease)	(117,369)	340,358	$(1,655,156)	$6,024,031
Service Class 2
Shares sold	408,551	430,712	$5,833,775	$6,300,442
Reinvestment of distributions	3,814	218,177	56,797	3,286,577
Shares redeemed	(219,082)	(302,486)	(3,215,073)	(4,424,627)
Net increase (decrease)	193,283	346,403	$2,675,499	$5,162,392
Investor Class
Shares sold	599,269	949,088	$8,729,465	$13,765,898
Reinvestment of distributions	55,399	3,809,308	818,237	56,882,443
Shares redeemed	(1,125,531)	(2,665,369)	(15,803,724)	(40,589,213)
Net increase (decrease)	(470,863)	2,093,027	$(6,256,022)	$30,059,128
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Disciplined Small Cap Portfolio	92%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
VIP Disciplined Small Cap Portfolio
Initial Class	.48%
Actual		$ 1,000	$ 1,102.40	$ 2.50
Hypothetical- B		$ 1,000	$ 1,022.41	$ 2.41
Service Class	.58%
Actual		$ 1,000	$ 1,101.80	$ 3.02
Hypothetical- B		$ 1,000	$ 1,021.92	$ 2.91
Service Class 2	.73%
Actual		$ 1,000	$ 1,101.00	$ 3.80
Hypothetical- B		$ 1,000	$ 1,021.17	$ 3.66
Investor Class	.56%
Actual		$ 1,000	$ 1,102.10	$ 2.92
Hypothetical- B		$ 1,000	$ 1,022.02	$ 2.81

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
VIP Disciplined Small Cap Portfolio
At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contract for a full one year period in July 2023, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contract will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contract; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contract, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contract is fair and reasonable, and that the fund's Advisory Contract should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.
In connection with its consideration of future renewals of the fund's Advisory Contract, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contract should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.821007.117
VDSC-SANN-0823

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 22, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 22, 2023